Securities Act Registration No. 333-142483
Investment Act Registration No. 811-05192

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

	Post-Effective Amendment No. 30	X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

	Amendment No. 202	X

(Check appropriate box or boxes)

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
(Registered Separate Account)

AMERITAS LIFE INSURANCE CORP.
(Insurance Company)

5900 O Street, Lincoln, Nebraska 68510
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

402-467-1122
(Insurance Company’s Telephone Number, including Area Code)

MORGAN B.S. LORENZEN
Second Vice President, Assistant General Counsel
Ameritas Life Insurance Corp.
5900 O Street, Lincoln, Nebraska 68510
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after effective date ____________________ .

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b)

X	on May 1, 2026 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

Insurance Company relying on Rule 12h-7 under the Exchange Act

Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PROSPECTUS: May 1, 2026
Medley!
Flexible Premium Deferred Variable Annuity Policy
Ameritas Variable Separate Account VA-2

This Policy is no longer available for sale effective September 7, 2012.

The features, benefits, and risks are applicable to existing Policy Owners

This prospectus describes the Medley! a flexible premium deferred variable annuity (the "Policy"), especially its Registered Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional riders for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, the Policy provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

If previously elected as an optional rider, the Policy includes a Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider, which if activated, guarantees a series of annualized withdrawals from your Policy, regardless of the Policy Value, until the death of the last surviving Covered Person. Policy expenses are higher when the GLWB is activated and if other optional riders are selected.

You may allocate all or part of your Policy Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. (The Subaccounts are listed in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY ("Appendix A") section of this prospectus.)

You may also allocate all or part of your investment to the Fixed Option also referred to as the Fixed Account which pays a fixed interest rate where we have the investment risk and guarantee a certain return on your investment. The Fixed Account is part of our General Account and is subject to the financial strength and claims paying ability of the Insurance Company.

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.

This Policy is a complex investment and involves risks, including potential loss of principal.

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawals could result in surrender charges, taxes, and tax penalties, as applicable.

Policy financial strength and guarantees, which are obligations of the General Account,

are subject to the claims paying ability of the Insurance Company.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the

SEC's staff and is available at investor.gov.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Insurance Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-745-1112 ameritas.com

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TABLE OF CONTENTS

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

ameritas.com

Email: clientservices@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Written Notice. To provide you with timely service, we accept some Written Notices by email and fax. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon emails and faxed signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
OVERVIEW OF THE POLICY	4
KEY INFORMATION	5
FEE TABLE	7
PRINCIPAL RISKS OF INVESTING	10
THE INSURANCE COMPANY	13
FEES AND PAYMENTS RECEIVED	13
THE REGISTERED SEPARATE ACCOUNT	14
VARIABLE OPTIONS	14
VOTING RIGHTS	15
THE FIXED ACCOUNT FIXED INTEREST RATE OPTION	15
CHARGES	16
GENERAL DESCRIPTION OF THE POLICY	19
Policy Rights
Policy Provisions and Limitations
General Account
Policy or Registrant Changes
ANNUITY PERIOD	29
BENEFITS AVAILABLE UNDER THE POLICY	30
Allowable Benefit Rider Combinations
Additional Information On Benefits Available Under The Policy
PURCHASES AND POLICY VALUE	51
SURRENDERS AND WITHDRAWALS	53
LOANS	55
TAXES	56
LEGAL PROCEEDINGS	57
FINANCIAL INFORMATION	57
APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	58
APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES	62
STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT	70
REPORTS TO YOU	70
FINRA PUBLIC DISCLOSURE PROGRAM

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DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy Value allocated to Subaccounts of the Registered Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Account Value/Accumulation Value/Policy Value is the value of the Policy before any applicable withdrawal charge. On the Maturity Date, the Account Value/Accumulation Value/Policy Value will be used to determine the annuity payments under the annuity option you select.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Attained Age is age on nearest birthday.

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy Value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Fixed Account/Fixed Option is an Investment Option under the Policy pursuant to which the value of the Policy, either during an accumulation period or after annuitization, or both, will earn interest at a rate specified by the Insurance Company, subject to a minimum guaranteed rate under the Policy. It is part of the General Account.

General Account is made up of all the general assets of the Insurance Company, other than those in the Registered Separate Account or other segregated accounts.

GLWB Models are required if your Policy currently has a GLWB rider that is currently active, you may allocate your Policy Value to any one of the three allowable Program GLWB Models or you may elect one of the four allowable Non-Program GLWB Models.

Insurance Company, we, us, our, Ameritas Life refers to Ameritas Life Insurance Corp.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Policy Value among the Investment Options.

Maturity Date is the date annuity payments are scheduled to begin. You may change this date, as permitted by the Policy and described in this prospectus. The earliest date that you may choose is five years after your Policy Date.

Net Premium is any premium received less any applicable premium taxes.

Owner, you, your refers to the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Portfolio Company is any company in which the Registrant invests and which may be selected as an option by you.

Pro-Rata is allocating a dollar amount among the Investment Options in proportion to the Accumulation Value in those Investment Options.

Registered Separate Account is a separate investment account established and maintained by us in accordance with Nebraska law and registered in accordance with the Investment Company Act of 1940, as amended.

Subaccount is a division within the Registered Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. (Also referred to as an Investment Option or Variable Option.)

Variable Option is an Investment Option under any Policy pursuant to which the value of the Policy during an accumulation period varies according to the investment experience of a Portfolio Company.

Written Notice or Request refers to written notice, signed by you, in good order, and on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), by email, or by faxing to 402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by email or fax, we have the right to implement the request if the copied or faxed signature appears to be a copy of your genuine original signature.

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OVERVIEW OF THE POLICY

The Medley! Policy is a flexible premium deferred variable annuity Policy designed to help you meet long-term financial goals. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option, as a death benefit, or a benefit under an applicable rider.

The Policy includes optional riders for you to select from to meet your particular needs; not all will be available in all states. Associated charges are discussed in this prospectus' FEE TABLE and CHARGES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B: TAX-QUALIFIED PLAN DISCLOSURES ("Appendix B") to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the Investment Options, and withdraw some or all of the value of your Policy. You can allocate your premiums among a wide spectrum of Investment Options. In the Registered Separate Account variable Investment Options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The Investment Options are described on this prospectus' Appendix A. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday. During the annuity income period, we will pay a stream of periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable. During the annuity income period, you will be unable to make withdrawals, and death benefits and living benefits will terminate.

Guarantees, which are obligations of the General Account are subject to the financial strength and claims paying ability of the Insurance Company.

Death Benefit

The standard death benefit consists of the larger of your Policy Value or the sum of Net Premiums, less partial withdrawals. The standard death benefit is paid upon the death of the Owner (death of first Owner in the case of joint Owners) unless you elected to purchase an optional death benefit rider for an additional annual charge. The death benefit that applies with an optional rider is described in the DEATH BENEFIT section.

Surrenders and Withdrawals

You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy Value. Applicable charges are shown in the FEE TABLE.

Withdrawals

▪	Withdrawal charges apply to withdrawals under the base Policy. After a premium is received, withdrawal charges apply for 9 years or, for an additional charge, 7 years or 5 years.
▪	Each withdrawal must be at least $250.
▪	"Free withdrawal" riders are available for an additional monthly charge. Only one of these riders may be selected, and your selection must be made at the time of application.
▪	An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is also available for an additional annual charge.

Loans (403(b) Plans Only)

Loans are only available, at an additional charge, if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy Value is at least $5,000.

Annuity Income.

Several fixed annuity income options are available.

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Optional Riders

This Policy allows you the opportunity to select, and pay for, only those variable annuity Policy riders you want by "unbundling" riders that are often incorporated into a base variable annuity Policy. These options are currently only available at Policy issue, and most are only available if you are then not older than age 70. Certain options may not be available in combination with other options. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. Each of the options is principally described in BENEFITS AVAILABLE UNDER THE POLICY section. More detail concerning fees can be found in the FEE TABLE.

KEY INFORMATION

Important Information You Should Consider About the Policy

	Fees, Expenses, and Adjustments			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes. In general, if you withdraw money from or surrender your Policy, within 9 years following your last premium payment you will be assessed a withdrawal charge. The maximum withdrawal charge is 8% of the premium withdrawn, and the maximum number of years that a withdrawal charge may be assessed since the last premium payment is 9 years. The withdrawal charge is a percentage of each premium payment based on the date each premium is received. Funds are distributed on first-in, first-out basis, for withdrawal charge purpose only. Withdrawal charges can be found in the FEE TABLE section.

For example, the maximum withdrawal charge during the first Policy Year assuming an Accumulation Value of $100,000, is $8,000. This loss will be greater if there are taxes or tax penalties.

Free partial withdrawals are available during the withdrawal charge period, as provided by optional riders, at additional charge. If a withdrawal is made pursuant to a free withdrawal rider, in excess of the free withdrawal amount, premiums are withdrawn first and are subject to withdrawal charges.

FEE TABLE CHARGES SURRENDERS AND WITHDRAWALS
Are There Transaction Charges?

Yes. In addition to withdrawal charges, you may be charged for other transactions, such as when you make a premium payment (state premium taxes), transfer Policy Value between Investment Options (Transfer Fee) and take loans (loan origination fee for 403(b) Tax Sheltered Annuity policies only).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the loan, partial withdrawal, or surrender.

FEE TABLE CHARGES

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.			FEE TABLE CHARGES APPENDIX A
	ANNUAL FEE	MINIMUM	MAXIMUM
	Base Policy (1) (2) (3)	0.95%	1.00%
	Base Policy (3)	$40	$40
	Portfolio Company fees and expenses (4)	0.25%	1.80%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10% (5)	1.10% (6)

	(1)	As a percentage of average daily net assets in the Subaccounts.
	(2)	The total of mortality and expense risk charge plus administrative fee.
	(3)	An Annual Policy Fee is also withdrawn each Policy Anniversary. Both the Minimum and Maximum Annual Policy Fee is $40. The Annual Policy Fee is waived in those Policy Years that Accumulation Value is at least $50,000. Waived for 403(b) Policies issued with the TSA Minimum Premium Rider in Policy Years in which total Net Premium received, less any withdrawals, is at least $2,000 on the Policy Anniversary.
	(4)	Total operating expenses charged by the portfolio companies before any waivers or reductions.
	(5)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the 10% "Free" Withdrawal Rider.
	(6)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the most expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Joint Spousal.

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	Fees, Expenses and Adjustments	Location in Prospectus

Are There Ongoing Fees and Expenses? (continued)

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Policy, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:

$1,213

Assumes:

•         Investment of $100,000

•         5% annual appreciation

•         Least expensive combination of Policy Classes and Portfolio Company fees and expenses

•         No optional benefits

•         No sales charges

•         No additional purchase payments, transfers or withdrawals

Highest Annual Cost:

$4,902

Assumes:

•         Investment of $100,000

•         5% annual appreciation

•         Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses

•         No sales charges

•         No additional purchase payments, transfers or withdrawals

Risks
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is this a Short-Term Investment?

No. This Policy is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the 9-year surrender charge period and the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

OVERVIEW OF THE POLICY PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Associated with the Investment Options?

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available (e.g. Portfolio Companies) under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Insurance Company.

PRINCIPAL RISKS OF INVESTING IN THE POLICY OVERVIEW OF THE POLICY
What Are the Risks Related to the Insurance Company?

An investment in the Policy is subject to the risks related to the Insurance Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Insurance Company. Additional information about the Insurance Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength, or is available upon request by contacting our Service Center at 800-745-1112.

Cover Page OVERVIEW OF THE POLICY
Restrictions
Are There Restrictions on the Investment Options?

Yes. In addition to the right of each Portfolio Company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers among Subaccounts or the Fixed Account must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy Year are free. Thereafter, we charge $10 for each transfer.

For a Policy issued with a No Withdrawal Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute portfolio companies as Investment Options that are available under the Policy.

PRINCIPAL RISKS OF INVESTING IN THE POLICY GENERAL DESCRIPTION OF THE POLICY APPENDIX A
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	Restrictions	Location in Prospectus
Are There any Restrictions on Policy Benefits?

Yes. Some optional benefits were available to be elected at Policy issue only. Certain optional benefits limit or restrict the Investment Options that you may select under the Policy. We may change these restrictions in the future. Withdrawals that exceed the limits of an optional benefit rider may affect the availability of the benefit by reducing the benefit, and/or could transition the rider into a new phase automatically.

If your Policy currently has a GLWB rider that is currently active, you may allocate your Policy Value to any one of the three allowable Program GLWB Models or you may elect one of the four allowable Non-Program GLWB Models. Once you elect to transfer to a Non-Program GLWB Model, your allowable GLWB Models will be limited to Non-Program GLWB Models. You may NOT allocate any Policy Value to the Subaccounts, the Fixed Account, or the Asset Allocation Program models.

BENEFITS AVAILABLE UNDER THE POLICY
Taxes
What Are the Policy’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

TAXES APPENDIX B
Conflicts of Interest
How Are Investment Professionals Compensated?

Your representative may receive compensation for selling this Policy to you, both in the form of commissions and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.

CHARGES
Should I Exchange My Policy?

Some representatives may have financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy, rather than continue to own your current policy.

CHARGES

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from an Investment Option or from the Policy or transfer Policy Value between Investment Options. State premium taxes may also be deducted.

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	0%

Premium Taxes *	3.5%

Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered) *	8%

Transfer Fee *	$10

Loan Origination Fee *	$40

Wire Transfer Fee (per wire) *	$14

*	Charges and Fees are more fully explained in the CHARGES section.

The next table describes the fees and expenses that you will pay each year during the time that you own the Policy (not including Portfolio Company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (1, 2)	$40	$40
BASE POLICY EXPENSES (3)	1.00%	0.95%
OPTIONAL BENEFIT EXPENSES (4)
❖ Annual Fees For Optional Withdrawal Charge Riders:
❖ 7-Year Withdrawal Charge Rider	0.40%	0.35%
❖ 5-Year Withdrawal Charge Rider	0.60%	0.50%
❖ No Withdrawal Charge Rider (5)	1.25%	0.75%
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ANNUAL POLICY EXPENSES
❖ Minimum Premium Rider (2)	0.55%	0.35%
❖ Free Withdrawal Riders (8) ❖ 10% "Free" Withdrawal Rider ❖ Expanded "Free" Withdrawal Rider (9)	0.15% 0.40%	0.10% 0.35%
❖ Guaranteed Minimum Death Benefit Riders ❖ 1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit ❖ 5% "Roll-Up" Guaranteed Minimum Death Benefit ❖ "Greater Of" Guaranteed Minimum Death Benefit	0.55% 0.75% 0.80%	0.35% 0.45% 0.50%
❖ Estate Protection Benefit ("EPB") Rider Issue ages 0-70 Issue ages 71-80	0.40% 0.80%	0.30% 0.70%
❖ Expanded Estate Protection Benefit ("EEPB") Rider Issue ages 0-70 Issue ages 71-80	0.45% 1.00%	0.35% 0.90%
❖ 403(b) Tax Sheltered Annuity Endorsement (6,7)	0.40%	0.30%
❖ TSA Minimum Premium Rider (2, 6, 10, 11)	0.60%	0.45%
❖ TSA Hardship Waiver Rider (6)	0.25%	0.25%
❖ TSA No Withdrawal Charge Riders (6)
Large Case (Initial premium is $25,000 or greater.)	0.45%	0.30%
Small Case (Initial premium is less than $25,000.)
When Policy Value is $50,000 or less	0.55%	0.35%
Once Policy Value exceeds $50,000	0.45%	0.30%
❖ Loan (12,13)	5.00%	2.50%
❖ Value+ Option (14)	0.55%	0.55%
❖ Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider (15)
Single Life	0.95%	0.95% (17)
Joint Spousal – for non-qualified and IRA (16) plans only	1.10%	1.10% (17)

(1)	Annual Policy Fee waived only in those Policy Years that Policy Value is at least $50,000 on a Policy Anniversary.
(2)	Optional Minimum Premium Rider has an annual Policy fee of $40. Minimum Premium Rider Annual Policy fee waived in all years after conditions are met. Waived for 403(b) Policies issued with the TSA Minimum Premium Rider in Policy Years when total annual Net Premium (premiums less withdrawals) is $2,000 or greater.
(3)	Base Policy Expenses include both the mortality and expense charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.
(4)	Deducted monthly from Policy Value to equal the annual % shown.
(5)	Available for Policies issued on or after September 24, 2008. Other riders that may be used with the No Withdrawal Charge Rider are Guaranteed Lifetime Withdrawal Benefit and the Guaranteed Minimum Death Benefit – 1-Year "Periodic Step-Up."
(6)	We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.
(7)	Required for 403(b) Policies issued after January 1, 2002. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule applies in all states except SC and WA; in those states a 9-Year Premium Withdrawal Charge schedule applies. The PA 7-year schedule varies from this chart.
(8)	Also see the No Withdrawal Charge Rider in the BENEFITS AVAILABLE UNDER THE POLICY section. Only one free withdrawal rider may be selected for each Policy.
(9)	The Expanded "Free" Withdrawal Rider is not available for Policies issued on or after January 1, 2010.
(10)	Required for 403(b) Policies when the initial premium is less than $25,000.
(11)	TSA Minimum Premium Rider Annual Policy fee waived in all years after conditions are met.
(12)	Interest rates charged on amounts borrowed from the Policy, we may declare a lower current interest rate. Deducted monthly. Specific loan terms, including the current interest rate, are disclosed at the time of the loan application or issuance. You may contact us at 800-745-1112 to obtain current and maximum loan rates. For more information regarding Policy loans, see the LOANS section.
(13)	Showing maximum loan rate of 8.0%, netted against minimum 3% credited on borrowed amounts held in the Fixed Account. Showing current loan rate of 7.0% netted against current 4.5% credited on borrowed amounts held in the Fixed Account.
(14)	The Value+ Option is not available for Policies issued on or after November 5, 2007.
(15)	Deducted from the Policy Value monthly during the Accumulation and Withdrawal Phases. There are no fees before the Accumulation Phase and after the Withdrawal Phase.
(16)	Traditional, SEP, Simple or Roth IRAs.
(17)	Beginning January 1, 2010, current GLWB rider fees became effective on the next rider anniversary for all GLWB riders except those already in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for GLWB riders that entered the Withdrawal Phase prior to May 1, 2009 and GLWB riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010. All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, are charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current rates for GLWB riders are subject to change as described in the CHARGES section.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolio Companies available under the Policy, including their annual expenses may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.25%	1.80%

*	Before any waivers and reductions.

Example

This Example is intended to help you compare the cost of investing in the Variable Options with the cost of investing in other variable annuity policies that offer variable options. These costs include transaction expenses, annual Policy expenses, and Annual Portfolio Company Expenses.

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The Example assumes that you invest $100,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Note that the Example assumes a $40 guaranteed maximum Policy fee for purposes of the "Maximum Policy Expenses," even though this fee currently would not be charged on a $100,000 Policy. Minimum Policy Expenses listed do not include the $40 Policy fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

9-year Withdrawal Charge

	Surrender Policy at the end of the time period. ($)				Annuitize Policy at the end of the time period. ($)				Policy is neither surrendered nor annuitized. ($)
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB – joint spousal (1)	$14,360	$26,238	$37,892	$62,418	$14,360	$19,000	$31,535	$62,418	$6,360	$19,000	$31,535	$62,418
Maximum Expenses with GLWB – single life (1)	$14,214	$25,798	$37,162	$60,983	$14,214	$18,564	$30,811	$60,983	$6,214	$18,564	$30,811	$60,983
Maximum Policy Expenses without GLWB Rider (2)	$13,289	$23,010	$32,537	$51,896	$13,289	$15,800	$26,222	$51,896	$5,289	$15,800	$26,222	$51,896
Minimum Policy Expenses (3)	$9,316	$12,094	$14,079	$15,548	$9,316	$4,094	$7,079	$15,548	$1,316	$4,094	$7,079	$15,548

(1)	Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.50% of other Policy Value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit ("EEPB") at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), and "Greater Of" Guaranteed Minimum Death Benefit), applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 1.80%.
(2)	Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.50% of other Policy Value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), and "Greater Of" Guaranteed Minimum Death Benefit), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 1.80%.
(3)	Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Registered Separate Account annual expenses, 0.10% of Policy Value annual expenses for the 10% Free Withdrawal Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies 0.25%.

7-year Withdrawal Charge

	Surrender Policy at the end of the time period. ($)				Annuitize Policy at the end of the time period. ($)				Policy is neither surrendered nor annuitized. ($)
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB – joint spousal (1)	$13,746	$24,603	$35,915	$65,040	$13,746	$20,073	$33,185	$65,040	$6,746	$20,073	$33,185	$65,040
Maximum Expenses with GLWB – single life (1)	$13,600	$24,167	$35,195	$63,633	$13,600	$19,640	$32,467	$63,633	$6,600	$19,640	$32,467	$63,633
Maximum Policy Expenses without GLWB Rider (2)	$12,677	$21,404	$30,636	$54,723	$12,677	$16,892	$27,924	$54,723	$5,677	$16,892	$27,928	$54,723
Minimum Policy Expenses (3)	$8,669	$10,173	$11,911	$19,388	$8,669	$5,173	$8,911	$19,388	$1,669	$5,173	$8,911	$19,388

(1)	Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.90% of other Policy Value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 1.80%.
(2)	Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.90% of other Policy Value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 1.80%.
(3)	Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Registered Separate Account annual expenses, 0.10% of Policy Value annual expenses for the 10% Free Withdrawal Rider, 0.35% for a 7-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies 0.25%.

5-year Withdrawal Charge

	Surrender Policy at the end of the time period. ($)				Annuitize Policy at the end of the time period. ($)				Policy is neither surrendered nor annuitized. ($)
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB – joint spousal (1)	$13,938	$26,044	$35,819	$66,307	$13,938	$20,605	$33,997	$66,307	$6,938	$20,605	$33,997	$66,307
Maximum Expenses with GLWB – single life (1)	$13,793	$25,609	$35,103	$64,914	$13,793	$20,173	$33,283	$64,914	$6,793	$20,173	$33,283	$64,914
Maximum Policy Expenses without GLWB Rider (2)	$12,870	$22,851	$30,572	$56,091	$12,870	$17,433	$28,762	$56,091	$5,870	$17,433	$28,762	$56,091
Minimum Policy Expenses (3)	$8,820	$11,632	$11,687	$20,989	$8,820	$5,632	$9,687	$20,989	$1,820	$5,632	$9,687	$20,989

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(1)	Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 3.10% of other Policy Value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 1.80%.
(2)	Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 3.10% of other Policy Value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 1.80%.
(3)	Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Registered Separate Account annual expenses, 0.10% of Policy Value annual expenses for the 10% Free Withdrawal Rider, 0.50% for a 5-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies 0.25%.

No Withdrawal Charge Rider

	Surrender Policy at the end of the time period. ($)				Annuitize Policy at the end of the time period. ($)				Policy is neither surrendered nor annuitized. ($)
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB – joint spousal (1)	$5,681	$17,090	$28,564	$57,531	$5,681	$17,090	$28,564	$57,531	$5,681	$17,090	$28,564	$57,531
Maximum Expenses with GLWB – single life (1)	$5,534	$16,649	$27,827	$56,045	$5,534	$16,649	$27,827	$56,045	$5,534	$16,649	$27,827	$56,045
Maximum Policy Expenses without GLWB Rider (2)	$4,606	$13,857	$23,158	$46,636	$4,606	$13,857	$23,158	$46,636	$4,606	$13,857	$23,158	$46,636
Minimum Policy Expenses (3)	$1,970	$6,089	$10,456	$22,565	$1,970	$6,089	$10,456	$22,565	$1,970	$6,089	$10,456	$22,565

(1)	Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 1.80% of other Policy Value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 1.80%.
(2)	Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 1.80% of other Policy Value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 1.80%.
(3)	Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Registered Separate Account annual expenses, 0.75% of Policy Value annual expenses for the No Withdrawal Charge Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies 0.25%.

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Market Risk

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various and unique investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. You should review the available Investment Options before making an investment decision. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-745-1112.

Early Withdrawal Risk

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the 9-year surrender charge and the possibility for a tax penalty at the time of surrender. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amount held in the Registered Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Insurance Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the annuity. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other

Medley!	10

plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Policy Changes Risk

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Registered Separate Account, and to eliminate the shares of any Subaccount’s underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Registered Separate Account. We may add new Registered Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable Investment Options.

Surrender Risks

Upon a full surrender from your Policy, we deduct a withdrawal charge, if applicable, from the total Policy Value. Withdrawal charges apply for up to 9 years after your last premium payment. Depending on your Policy Value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Surrender of a Policy while a loan is outstanding could result in significant tax consequences. Following a full surrender of the Policy, or at any time the Policy Value is zero, all of your rights in the Policy end. A surrender before age 59 ½ may also result in tax penalties.

Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a withdrawal charge, if applicable. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

Loan Risks

Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy Value is at least $5,000. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.) On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee.

A loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the Investment Options or receive any higher current interest rate credited to the Fixed Account.

If you surrender your Policy while there is an outstanding loan, there will generally be Federal income tax payable.

Limitations on Access to Cash Value

We limit loans to amounts not less than $1,000 and partial withdrawals to amounts not less than $250, and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Registered Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of the State where the Policy is delivered.

GLWB Rider Risks

The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy Value, until the death of the last Covered Person. Guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Insurance Company and do not apply to the performance of the underlying Investment Options available with this product.

Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy will be invested in either (1) one of the three allowable Program GLWB Models; or (2) one of the four allowable Non-Program GLWB Models. See Appendix A for allocation limitations relating to the GLWB rider.

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The Program GLWB Models use fund-specific model recommendations originally developed by an unaffiliated third party investment adviser. Program GLWB Models are now static. The models will remain unchanged; thus, the percentages of your Policy Value allocated to each portfolio within the selected model will not be changed by us, and subsequent purchase payments will be invested in the same model unless we receive new instructions. Over time, the static model you select may no longer align with its original investment objective due to the effects of underlying portfolio performance and changes in underlying portfolio investment objectives. Therefore, your investment may no longer be consistent with your objectives. Portfolio rebalancing may help address this risk, but this is not guaranteed. You should consult with your financial professional about how to keep your allocations in line with your current investment goals.

If you use a Program GLWB Model, you may elect to transfer to another Program GLWB Model or you may elect to transfer to a Non-Program GLWB Model. However, if you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models. Thereafter, your allowable GLWB Models will be limited to Non-Program GLWB Models.

The Non-Program GLWB Models (also referred to as "VM Models") each consists of a single Investment Option. Three of the VM Models (VM Growth, VM Moderate Growth, and VM Moderate) receive investment sub-advisory services from Ameritas Investment Partners, Inc., an affiliate.

Although allowable Non-Program GLWB Models and Program GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the Investment Options, the models, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options.

We may modify the available Investment Options, including selection of Non-Program GLWB Models, at any time. We also may discontinue use of a GLWB Model at any time. (See GLWB Rider section, Asset Allocation, under the BENEFITS AVAILABLE UNDER THE POLICY section for additional information on discontinuation of an allowable allocation model).

The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an Investment Option that is not consistent with the allowable models.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Termination Risks

Ameritas Life has the right to terminate the Policy if the Cash Surrender Value is less than $1,000 and no premiums have been paid in 36 months (does not apply to IRAs). Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Policy Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 36 month rule, or to keep the Policy Value positive.

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Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Insurance Company’s operations, business, financial results, or financial condition.

THE INSURANCE COMPANY

The MEDLEY! Policy is offered and issued by Ameritas Life Insurance Corp. (the “Insurance Company”), 5900 O Street, Lincoln, Nebraska 68510. The Insurance Company is obligated to pay all amounts promised to investors under the Policies, subject to its financial strength and claims-paying ability.

Prior to May 1, 2007, the Policy was offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas Life, and the Registered Separate Account (formerly named Ameritas Variable Life Insurance Company Separate Account V) was transferred from AVLIC to Ameritas Life. Policies previously issued by AVLIC are now Policies of Ameritas Life, which will service and maintain those Policies in accordance with their terms.

FEES AND PAYMENTS RECEIVED

The Company receives certain fees and payments from both the funds and the fund companies.

The Company and its affiliate, Ameritas Investment Company, LLC, receive compensation from certain underlying funds pursuant to Rule 12b-1 under the 1940 Act for performing defined services and incurring certain expenses in promoting and distributing the underlying funds. This compensation varies and is paid out of the underlying fund's assets and is as much as 0.25% of the average net assets of the underlying fund that are attributable to the variable life insurance products issued by us that offer the particular fund (the Company's variable policies). The payment of Rule 12b-1 fees by the underlying fund increases the cost of investment in the Subaccount, as the payment of Rule 12b-1 fees results in a lower net asset value per share.

Information regarding investment advisory fees, expenses, and Rule 12b-1 fees are described in more detail in each fund's prospectus.

In addition, the Company receives negotiated payments from certain fund companies for providing services for the fund including, but not limited to, the maintenance of books and records, purchase and redemption orders, fund-related policy owner services, and other administrative support.

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Conflicts of Interest

Certain funds in our Separate Accounts have 12b-1 fees and other negotiated payment arrangements, which create a conflict of interest for the Company. The 12b-1 fees and other negotiated payments vary by fund and fund company. When deciding to include a class of shares of a fund as an investment option under the Policy, we consider such fees and payments in addition to a number of factors including, but not limited to, the internal structure of our products as well as a fund's investment strategy, asset class, manager's reputation, and performance. Before a fund can be added to the Separate Account as an available investment option, the fund must undergo review and approval by an internal oversight committee. This committee evaluates whether a fund is an appropriate investment option within the Separate Account based on established criteria with due consideration for potential conflicts of interest, and all applicable laws, rules and regulations. Other funds (or share classes) not offered may have lower fees and better performance than the funds offered under the Policy.

THE REGISTERED SEPARATE ACCOUNT

The Registrant is Ameritas Variable Separate Account VA-2 (the "Registered Separate Account"). The Registered Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Registered Separate Account or the Insurance Company. Under Nebraska law, income, gains, and losses credited to or charged against, the Registered Separate Account reflect the Registered Separate Accounts’ own investment experience and not the investment experience of the Insurance Company’s other assets. The assets of the Registrant may not be used to pay any liabilities of the Insurance Company other than those arising from the Policies. The Insurance Company is obligated to pay all amounts promised to investors under the Policies. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Registered Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The Registered Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Registered Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy Value of your Policy depends directly on the investment performance of the portfolios that you select.

VARIABLE OPTIONS

The Policy allows you to choose from a wide array of Investment Options – each chosen for its potential to meet specific investment objectives.

The underlying portfolios in the Registered Separate Account are NOT publicly traded mutual funds and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as Registered Separate Account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the Investment Options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You may allocate all or a part of your premiums among the Registered Separate Account variable Investment Options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%.

Information regarding each Portfolio Company, including (i) its name; (ii) its objective; (iii) its investment adviser and any sub-investment advisers; (iv) current expenses; and (v) performance, is found in APPENDIX A. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. You may obtain paper copies of the prospectuses at no cost by calling our Service Center at 800-745-1112 or by sending an email request to alictd@ameritas.com.

You may also view the prospectuses on our website at ameritas.com/investments/fund-prospectuses.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal. There is a risk of loss of the entire amount invested.

Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and the income or losses of one generally have no effect on the investment performance of any other. Restrictions and other material information related to an investment in the variable Investment Options are contained in the prospectuses for each of the underlying portfolios.

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The portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material and have access to reports and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the

Portfolio shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that the Insurance Company beneficially holds in the same proportions as we vote the shares for which we receive instructions from other Policy Owners, this is known as "proportionate voting." As a result of proportionate voting, a small number of Policy Owners could determine the outcome of a shareholder vote. The underlying portfolios may not hold routine annual shareholder meetings.

THE FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option ("Fixed Account") where we bear the investment risk. When you select the No Withdrawal Charge Rider, you will earn a minimum interest rate that will yield at least 1% per year, compounded annually; otherwise, you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the guaranteed minimum rate per year for the life of the Policy. The Insurance Company sets the interest rate which is not tied to a benchmark or other formula. We credit interest daily in the Fixed Account and guarantee a declared rate for a 1-year term.  During the first Policy Year, all monies in the Fixed Account will earn the current interest rate that was declared to be applicable in the month of issue. A renewal interest rate will be declared prior to the first day of the month of the Policy Anniversary and will be guaranteed until the next Policy Anniversary. During renewal Policy Years, all monies in the Fixed Account will earn the renewal interest rate. At any given time, there is only one interest rate that is being used to credit interest to the monies in the fixed account. Interest rates are guaranteed on a Policy Year basis. At the end of a Policy Year, unless reallocation instructions are received, amounts remain invested in the Fixed Account. You may obtain the current declared interest rate or the renewal rate for the Fixed Account at no cost, or transfer Policy Value, by calling 800-745-1112, by sending an email request to alictd@ameritas.com or by contacting your financial professional.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The Fixed Account Investment Option is not available for Policies issued in the States of Oregon or Washington.

The value of the Fixed Account, along with the value in the Registered Separate Account variable Investment Options and the Loan Account, constitute the total Policy Value. There are no mortality and expense charges deducted from the Fixed Account, unlike as are deducted from value in the Registered Separate Account variable Investment Options. Transfers and Systematic Transfer Programs involving the Fixed Account may be limited to the terms defined in the Transfers, Dollar Cost Averaging, Portfolio Rebalancing and Earnings Sweep sections. See the POLICY PROVISIONS AND LIMITATIONS subsection. Decreases in the Fixed Account value, as a result of Transfer, Systematic Transfer Programs, and partial withdrawals because they affect Policy value, could result in your Policy or riders being canceled as described in the Minimum Policy Value section. See POLICY PROVISIONS AND LIMITATIONS. Additional information regarding how the value of the Fixed Account is calculated may be found under the PURCHASES AND POLICY VALUE section.

The Fixed Account is not an available Investment Option for Policies with the GLWB rider.

We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.

▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
-	may be made only once each Policy Year;
-	may be delayed up to six months;
-	is limited during any Policy Year to the greater of:
-	25% of the Fixed Account value on the date of the transfer during that Policy Year;
-	the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

The amount transferred into the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts in which you are invested as of the last Policy Anniversary. Systematic transfers into the Fixed Account are not included in this restriction. Subject to our consent, if your balance in a Subaccount is less than $1,000, you may transfer that amount into the Fixed Account.

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▪	For a Policy issued with a No Withdrawal Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account.
▪	We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.

We reserve the right to credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA program differs from the Dollar Cost Averaging systematic transfer program, which is described in the Systematic Transfer Program section. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. New premium usually includes only money noted on your Policy application; however, we may include other premium payments we receive during the period prior to receipt of the money noted on your application, so long as you do not exceed total premium limits for Ameritas Life annuities. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. Until all premiums noted on your application are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

We transfer premium allocated to the EDCA monthly over a period of six months, beginning one month after the date we receive all new premium noted on your application. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining Investment Options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

All amounts allocated to the Fixed Account become assets of our General Account and are subject to the Insurance Company's claims paying ability. You should look solely to the financial strength of the Insurance Company for its claims-paying ability. Funds invested in the Fixed Account have not been registered and are not required to be registered under the Securities Act of 1933. The Fixed Account is not required to register as an investment company under the Investment Company Act of 1940 and is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.

Refer to the Policy for additional details regarding the Fixed Account.

CHARGES

We may increase Current Fees, but we guarantee that each Current Fee will never exceed the corresponding Guaranteed Maximum Fee.

The following adds to information provided in the FEE TABLE section. Please review both prospectus sections for information on charges.

TRANSACTION EXPENSES

Premium Taxes

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Registered Separate Account.

► denotes Base Policy; ❖ denotes Optional Rider

TRANSACTION EXPENSES
	Guaranteed Maximum Withdrawal Charges
DEFERRED SALES LOAD (OR SURRENDER CHARGE) (1)	Years since receipt of premium:
(deducted as a % of each premium withdrawn)	1	2	3	4	5	6	7	8	9	10+
► 9-Year Base Policy Withdrawal Charge	8%	8%	8%	7%	7%	6%	5%	4%	2%	0%
❖ 7-Year Withdrawal Charge Rider	7%	6%	5%	4%	3%	2%	1%	0%	-	-
❖ 5-Year Withdrawal Charge Rider	7%	7%	6%	4%	2%	0%	-	-	-	-
❖ No Withdrawal Charge Rider	0%	-	-	-	-	-	-	-	-	-
❖ 403(b) TSA Endorsement 7 Year Withdrawal Charge (2)	8%	8%	8%	7%	6%	5%	3%	0%	-	-
	Guaranteed Maximum Fees
TRANSFER FEE (per transfer)
► First 15 transfers per Policy Year	NONE
► Over 15 transfers in one Policy Year, we charge	$10
LOAN ORIGINATION FEE (3,4)	$40
WIRE TRANSFER FEE (per wire)	$14

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(1)	Current Withdrawal Charges are the same as Guaranteed Maximum Withdrawal Charges. Premium Withdrawal Charges are lower in states that prohibit our charging the maximum rates shown in the chart.
(2)	We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.
(3)	On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement (not applicable to Policies issued prior to January 1, 2002 or in states where fee not approved). Waived if loan repayment is established on an automatic basis.
(4)	Current Loan Origination Fee is $25.

Surrender Charge

► We will deduct any applicable withdrawal charge from Policy Value upon a full surrender or partial withdrawal. The fee is a percentage of each premium withdrawn, and decreases from 8% to 0% based on the number of years since receipt of premium, with 0% charged on and after 10 years from receipt of premium. We may also deduct a withdrawal charge from Policy Value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are then applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our General Account, including amounts derived from the mortality and expense risk charge. For a Policy issued as a 403(b) TSA Policy, any withdrawal charges will be waived after our receipt of satisfactory Written Notice on withdrawals:

(a)           upon your severance of employment after 9 years from the Policy Date;

(b)           due to your disability within the meaning of Code Section 72(m)(7) prior to your age 65.

The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a Pro-Rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). For withdrawal purposes only, all premiums are deemed to be withdrawn before any earnings.

Transfer Fee

► The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee will be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted Pro-Rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

Wire Transfer Fee

We charge a $14 wire transfer fee if you request a wire transfer when requesting a loan, partial withdrawal, or surrender. The fee is deducted from the gross amount of the loan, partial withdrawal, or surrender.

ANNUAL POLICY EXPENSES

Administrative Fee (also known as the Annual Policy Fee)

► We reserve the right to charge an annual Policy fee.

❖ The optional Minimum Premium Rider has a current annual Policy fee.

❖ The optional TSA Minimum Premium has a current annual Policy fee.

Any Policy fee is deducted from your Policy Value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy Value. We currently waive any Policy fee if the Policy Value is at least $50,000 on a Policy Anniversary. If you have purchased the optional Minimum Premium Rider, the Minimum Premium Rider Annual Policy Fee will be waived in all years after your Policy Value is at least $50,000. For Policies issued with the TSA Minimum Premium Rider, we will also waive the annual Policy fee for Policy Years when total Net Premium (premium less withdrawals) is $2,000 or greater.

Base Policy Expenses

Base Policy Expenses include both the mortality and expense charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.

Mortality and Expense Risk Charge

► We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy Value.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If our charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our General Account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

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Administrative Charges

Administrative fees help us cover our cost to administer your Policy.

Administrative Expense Fee

► This annual fee is reflected in the Accumulation Unit values for each Subaccount.

Optional Withdrawal Charge Riders

❖ The fees for optional withdrawal charge riders are a percentage of Policy Value that is deducted monthly from Policy Value. These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge riders must be made at issue of the Policy. The Expanded "Free" Withdrawal Rider is not available for Policies issued on or after January 1, 2010.

Optional Free Withdrawal Riders

The base Policy does not have any free withdrawal provisions (allowing withdrawals not subject to a withdrawal charge).

However, optional free withdrawal riders are available: See the SURRENDERS AND WITHDRAWALS section of this prospectus for details. Current fees for optional free withdrawal riders are deducted from the Policy Value on each Policy Month date, or if that date falls on a day other than a Business Day, the monthly charge will be deducted on the next Business Day.

❖ A No Withdrawal Charge Rider is available for Policies issued on or after September 24, 2008. The charge for this rider is a percentage of the Policy Value that will be deducted from the Policy Value for the life of the Policy, and is referred to in the Policy Schedule as the "Monthly Charge." This rider may not be cancelled and will terminate when the Policy terminates. The fees for this rider continue as long as the Policy is in force.

❖ The TSA No Withdrawal Charge Rider fees are a percentage of the Policy Value that will be deducted monthly from Policy Value for the life of the Policy. Withdrawal charge fee rates are lower for Large Policies (initial premium $25,000 or more) than for Small Policies. The withdrawal charge fee rate is also reduced when the Policy Value exceeds $50,000 on a Policy Anniversary. This rider may not be cancelled and will terminate when the Policy terminates. The fees for this rider continue as long as the Policy is in force.

❖ The TSA Hardship Waiver Rider fees are a percentage of the Policy Value that will be deducted monthly from Policy Value while the rider remains in force. This rider automatically terminates if the Policy’s tax-qualified status is changed from a 403(b) to an IRA. This rider may be cancelled at any time prior to exercising any of its benefits. Once the rider's benefits are exercised, the rider may not be cancelled and will continue as long as the Policy’s tax-qualified status is a 403(b). The fees for this rider continue while it is in force.

403(b) Tax Sheltered Annuity Charges

403(b) Tax Sheltered Annuity endorsements issued after January 1, 2002 include a 403(b) TSA Endorsement 7-Year Withdrawal Charge schedule in all states except SC and WA. In those states, the base Policy 9-Year Withdrawal Charge schedule applies. The PA 7-Year schedule varies from the schedule used in other states. (We will provide you with the correct schedule for your state prior to your purchase of a Policy.) Charges for the endorsement are a percent of Policy Value that will be deducted monthly from Policy Value for the life of the Policy. The 403(b) TSA Endorsement also includes a loan option and waiver of withdrawal charge upon disability or severance of employment after the ninth Policy Anniversary.

Value+ Option Charge

❖ If you elected the Value+ Option, the charge will be deducted monthly and is a percentage of Policy Value.

Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge

The guaranteed maximum and current annual charges for the GLWB rider are listed in the FEE TABLE section of this prospectus. Each fee is stated as a percentage that is multiplied by the Policy Value. The current charge (0.95% annually for Single Life or 1.10% annually for Joint Spousal) will be deducted from the Policy Value on each Monthly Anniversary, beginning with the Rider Activation Date except for the following where the fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for:

a.	GLWB riders that entered the Withdrawal Phase prior to May 1, 2009; and
b.	GLWB riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010.

Current fee rates for GLWB riders are subject to change as described below. If you activate this rider, the charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB Model consisting of multiple Investment Options, charges will be deducted Pro-Rata from the Subaccounts in the model. If your GLWB Model is comprised of a single Investment Option, charges will be deducted from that Investment Option.

The rider charge is subject to change upon Rider Activation Date, Policy Anniversary, or upon reset as described in the Reset Feature section of the GLWB rider description. The rider charge will not exceed the guaranteed maximum fee for this rider listed in the FEE TABLE section. The rider charge will not be deducted while the rider is in the Inactive Phase, after the Policy Value reduces to zero, or if the rider is terminated.

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Other Optional Rider Charges

❖ Charges for each of the other optional riders are shown in this prospectus’ FEE TABLE.

LOAN

Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or (403(b) plan). If you borrow from your Cash Surrender Value, interest accrues on outstanding loan amounts. See the LOANS section for more information on applicable interest rates.

WAIVER OF CERTAIN CHARGES

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

COMMISSIONS PAID TO DISTRIBUTORS

Commissions paid to all Distributors may be up to a total of 7.5% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus.

PORTFOLIO COMPANY CHARGES

► Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' APPENDIX A section and are described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

GENERAL DESCRIPTION OF THE POLICY

POLICY RIGHTS

Annuitant

The Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments. The Owner also may be the Annuitant.

Death Of Annuitant

Upon the Annuitant’s death prior to 30 days before the Annuity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named Beneficiary(ies). However, if the Beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different Beneficiaries.

Owner

The Owner (also referred to as Policy Owner) is the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Death Of Owner

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Beneficiary

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

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If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401, 403(b) or 457 qualified plan.

If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

Minor Owner Or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

If death occurs before the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	the Beneficiary is not the surviving spouse of the Policy Owner	- - -	Policy Beneficiary receives the death benefit.
any Policy Owner	the Beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death as Federal law requires.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or after the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	There is a living joint Owner, and the Annuitant is living	- - -	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.
any Policy Owner	There is no surviving joint Owner, and the Annuitant is living	- - -	Policy Beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy Beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.
If death occurs on or after the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Annuitant	any Policy Owner is living	there is no named contingent or joint Annuitant	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	- - -	Policy Beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy Beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.

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State Variations

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the states described below. Further variations may arise; the variations are subject to change without notice.

STANDARD POLICY INFORMATION
Free Look Provision	If allowed by state law, the amount of the refund will equal the premiums paid less withdrawals, adjusted by investment gains and losses. Otherwise, the amount of the refund will be the gross premium you paid less withdrawals.
Withdrawal	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
Charge	8%	8%	8%	7%	7%	6%	5%	4%	2%	0%
NOTABLE STATE VARIANCES
AK	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
Premium allocation will be restricted to the Registered Separate Account for the 9-year period prior to the annuity date.
AL	Premium allocation will be restricted to the Registered Separate Account for the 9-year period prior to the annuity date.
AZ	Policy Free Look Provision: 30 day free look for age 65 and older.
CA	Special Policy Cover: Seniors Age 60 and Over with 30 day free look.
FL	Policy Free Look Provision: 14 day free look
GA	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
ID	Policy Free Look Provision: 20 day free look
IL	Withdrawal Charge.
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	4%	3%	2%	0%
KS

Policy Free Look Provision:
The amount of the refund will be equal to the sum of:

(1)   the difference between the premiums paid, including any Policy fees or other charges and the amounts allocated to any separate accounts under the Policy; and

(2)   the value of the amounts allocated to any separate accounts under the Policy on the date the returned Policy is received by us or the selling agent.

KY	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
MA

Policy: Must always issue as unisex Policy.

Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.

Premium allocation will be restricted to the Registered Separate Account for the 9-year period prior to the annuity date.

MD	Policy Free Look Provision: The amount of the refund will equal the greater of premiums paid less withdrawals or the Policy Value plus any fees or charges deducted.
Withdrawal Charge:
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	3.75%	2.50%	1%	0%
MI	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
MN	Policy Free Look Provision: The insurer must return a refund equal to the sum of (a) the difference between the premiums paid including any contract fees or other charges and the amount allocated to the separate accounts under the contract and (b) the Accumulation Value of the contract, or if the contract does not have an Accumulation Value, the reserve for the contract, on the date the returned contract is received by the insurer or its agent.
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	3.75%	2.50%	1%	0%
MS	Premium allocation will be restricted to the Registered Separate Account for the 9-year period prior to the annuity date.
Withdrawal Charge:
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	3.75%	2.50%	1.25%	0%
MT	Policy: Must always issue as unisex Policy.
NC	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
ND	Policy Free Look Provision: 20 day free look
NJ	Withdrawal Charge:
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	3.75%	2.50%	1.25%	0%
OK	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
OR	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
No fixed account option in the Policy.
PA	Policy Free Look Provision: The amount of the refund will equal the sum of all charges deducted from premiums paid, plus the Net Premiums allowed to the Registered Separate Account, less withdrawals, and adjusted by investment gains and losses.
Withdrawal Charge:
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	3.75%	2.50%	1.25%	0%
RI	Policy Free Look Provision: 20 day free look The amount of the refund will be the gross premium you paid less withdrawals.
SC	Policy Free Look Provision: 20 day free look The amount of the refund will be the gross premium you paid less withdrawals.
TX	Policy Free Look Provision: 20 day free look The amount of the refund will equal the premiums paid, adjusted by investment gains and losses.
UT	Withdrawal Charge:
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	7%	6%	5%	3.75%	2%	0%
VA	Policy Free Look Provision: Language changed to: "Please review the copy of the application attached to this Policy. If any information shown is not true and complete, please notify us.”
WA	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals. No fixed account option in the Policy.

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POLICY CHANGES

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

POLICY PROVISIONS AND LIMITATIONS

Minimum Policy Value

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' SURRENDERS AND WITHDRAWALS section for more information.

If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy Value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

Allocating Your Premiums

You may allocate your premiums among the variable Investment Options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction or online transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Transfers

The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy owners, Annuitants and Beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request into a Subaccount portfolio, if in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

Prior to the Annuity Date, you may transfer Policy Value from one Subaccount to another, from the Registered Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
▪	We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by fax, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
-	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
-	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer amounts.
▪	The first 15 transfers each Policy Year are free. Thereafter, transfers will result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is deducted on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
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▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
-	may be made only once each Policy Year;
-	may be delayed up to six months;
-	is limited during any Policy Year to the greater of:
-	25% of the Fixed Account value on the date of the transfer during that Policy Year;
-	the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.
▪	The amount transferred into the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts in which you are invested as of the last Policy Anniversary. Systematic transfers into the Fixed Account are not included in this restriction. Subject to our consent, if your balance in a Subaccount is less than $1,000, you may transfer that amount into the Fixed Account.
▪	For a Policy issued with a No Withdrawal Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account.
▪	We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
▪	If the Policy Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the money market subaccount. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another Investment Option.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change of premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
▪	You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the NYSE (usually 3:00 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
▪	Will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

THIRD PARTY SERVICES

Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service,

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does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

SYSTEMATIC TRANSFER PROGRAMS

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon 30 days written notice to you.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy Value, protect against a loss, or otherwise achieve your investment goals.

As discussed in THE FIXED ACCOUNT FIXED INTEREST RATE OPTION section we also reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging program. We refer to this bonus interest as EDCA. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets. See BENEFITS AVAILABLE UNDER THE POLICY for additional information on the EDCA.

The EDCA differs from the Dollar Cost Averaging program in two ways:

▪	We reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the EDCA. We do not credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Dollar Cost Averaging program.
▪	The Dollar Cost Averaging program allows up to 36 months of transfers to be scheduled. The EDCA allows 6 months of transfers to be scheduled.

The DCA program differs from the EDCA program. For information on the EDCA program, see the discussion of the EDCA program in THE FIXED ACCOUNT FIXED INTEREST RATE OPTION section and Additional information on Benefits available Under the Policy section.

Dollar Cost Averaging Program Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the money market subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Policy Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.
▪	The Fixed Account is excluded from this program.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

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Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

ASSET ALLOCATION PROGRAM

We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the Investment Options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the Investment Options available in your Policy.

To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program"). The Program consists of models that were originally developed by an unaffiliated third party investment adviser. The unaffiliated third party investment adviser provided research and business support services relating to the models and selected the specific funds to populate each model from those available in the Policy. Ameritas Life paid for these consultant services at no additional cost to the Policy Owners.

Prior to August 1, 2016, Ameritas Investment Corp. ("AIC"), an affiliate of ours and predecessor to Ameritas Investment Company, LLC, our underwriter, served as discretionary investment adviser for Program participants solely in connection with the development and periodic updates to the model portfolios. In this regard, AIC entered into an investment advisory agreement with each Policy Owner participating in the Program. In its role as investment adviser, AIC relied upon the recommendations of third parties to provide research and business support services and select the specific funds to populate the models. AIC's role as investment adviser for development of and periodic updates to the models terminated on August 1, 2016, and the models in the Program no longer undergo periodic updates.

Important Information Concerning the Asset Allocation Program after August 1, 2016

On and after August 1, 2016, the models in the Program no longer undergo periodic updates (the models became "static"). Any investment advisory agreement you previously entered into with AIC terminated, and AIC no longer makes updates to the models. Policy Owners received notice of the termination of their investment advisory agreement and additional notice that the models were becoming static. The models remain invested in accordance with the most recent model allocations made prior to August 1, 2016. You may continue rebalancing your allocation among the funds in your particular static model on a quarterly basis. You were not required to take any action to continue participating in a static model. You may allocate to a different static model or discontinue participating in static models.

To participate in the Program:

▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific Investment Option or model, or your decision to change to a different Investment Option.
▪	You must allocate all of your Policy Value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but is just a tool; you will make your own selection. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
▪	If you are currently participating in a Program model and you make changes to your allocations outside the model, you will be considered as having withdrawn from the Program. You will be required to communicate with the Service Center if you wish to make a transfer or trade. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.
▪	You may participate in quarterly rebalancing where each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.

The Program consists of five models, ranging from aggressive to conservative. On and after August 1, 2016, the static models will retain these descriptions. Because the models are no longer updated (are static), they may have shifted from their original investment objectives, and may continue to further shift over time. Original investment objectives were as follows:

▪	Aggressive Model – The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
▪	Capital Growth Model – The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
▪	Balanced Model – The Balanced Model is for long-term investors who do not need current income and want some growth potential. The model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
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▪	Moderate Model – The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
▪	Conservative Model – The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

The Adding, Deleting, or Substituting Variable Investment Options Section below describes how changes to the Subaccounts' underlying portfolios will be addressed in the static models.

Potential Conflicts of Interest Relating to Program Models

We, and our affiliates, managed the competing interests that had the potential to influence the decision making with regard to the models by engaging a third party investment adviser to design the models and select the Investment Options for such models. Such competing interests included the following: AIC is compensated by us as principal underwriter for the Policies and as a distributor for a majority of our Policies. Calvert Variable Trust, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), have portfolios offered through the Policy. Certain Calvert Funds are sub-advised by Ameritas Investment Partners, Inc. ("AIP") an affiliate of ours. AIP is compensated for sub-advisory services it provides to Calvert Funds. Calvert Fund portfolios may or may not be included in the models. We may receive administrative services fees from other portfolios that are available as Investment Options or distribution fees. As a result of these competing interests the affiliated parties faced in this Program, there was an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses. The models will remain unchanged; thus, the percentages of your Policy Value allocated to each portfolio within the selected model will not be changed by us, and subsequent purchase payments will be invested in the same model unless we receive new instructions. Over time, the static model you select may no longer align with its original investment objective due to the effects of underlying portfolio performance and changes in underlying portfolio investment objectives. Therefore, your investment may no longer be consistent with your objectives. Portfolio rebalancing may help address this risk, but this is not guaranteed. You should consult with your financial professional about how to keep your allocations in line with your current investment goals.

We may discontinue the Asset Allocation Program at any time. We reserve the right to modify the terms of the Program. We may configure new static models from time to time. We will provide advance notice of any such changes to the Program and inform you of your options.

NON-PROGRAM GLWB MODELS

Beginning May 1, 2013, GLWB Models are offered outside of the Program described above and are permitted GLWB Models. These Non-Program GLWB Models are comprised of volatility managed funds, and for that reason, also may be referred to as "VM Models."

Each of the four Non-Program GLWB Models, or VM Models is comprised of a single Investment Option that is managed by the fund's investment adviser. Three of the VM Models (VM Growth Model, VM Moderate Growth Model, and VM Moderate Model) are managed by Calvert Research and Management ("CRM") and sub-advised by Parametric Portfolio Associates LLC, and our affiliate, Ameritas Investment Partners, Inc. ("AIP"), subject to the oversight of CRM and the fund's Board of Directors. (See Potential Conflicts of Interest, below.) The strategies used by the VM Models limit the volatility risks associated with offering living benefit riders. In providing the VM Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and us, or any of our affiliates.

Non-Program GLWB Models available for use with the GLWB rider are:

▪	VM Managed Risk Model – For investors seeking to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. This investment may be appropriate for investors who are risk-averse and seek to protect capital. Losses are still possible.
▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

The above volatility models seek to stabilize the volatility of a portfolio to a predetermined target level; therefore, the models may not perform as well in a rising market as they are designed to limit volatility and provide downside protection in a declining market. If performance is limited in rising markets, then your Policy Value may not increase as much as it would if other Investment Options were allowed, this means you may not have as many opportunities for resets of the Premium Accumulation Value and step-ups of the Benefit Base. Further, losses are still possible. Resets and step-ups are described in the Reset Feature section and the Step-Up of Benefit Base section of the GLWB rider description in the BENEFITS AVAILABLE UNDER THE POLICY section.

The requirement to be invested in the volatility funds is a risk management strategy employed by us to mitigate the financial risks, and manage the cost of providing you the guaranteed benefits of the GLWB rider. In some situations this

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risk mitigation strategy may result in more favorable financial results to us and less favorable financial results to you. Our interest in reducing both loss and the volatility of Policy Values presents a potential conflict of interest with respect to the interest of Policy Owners.

The Non-Program GLWB Models are each comprised of a single Investment Option, charges will be deducted from that Investment Option.

To elect a Non-Program GLWB Model:

▪	You must allocate all of your Policy Value to one Non-Program GLWB Model.
▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different Investment Option.
▪	Performance of each VM Model is updated monthly on our website and is available upon request.
▪	You may not make changes to your allocations outside the Non-Program GLWB Models. Changes to allocations outside the Non-Program GLWB Models will be considered as having withdrawn from the model and risk termination of your GLWB rider. For this reason, you will not be able to execute trades online when you are using a Non-Program GLWB Model. You will be required to communicate with the Service Center if you wish to make a transfer or trade away from a Non-Program Model. The Service Center will communicate that your election to execute a trade away from a Non-Program Model will result in the discontinuance of the Non-Program GLWB Model for your Policy, prior to you being able to execute any telephone transaction.
▪	Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation).
▪	If participation in the Non-Program GLWB Models terminates, including by death of the Owner, Policy Value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

These Non-Program GLWB Models also are allowable allocation models on Policies with an active GLWB rider. Owners of Policies with an active GLWB rider who are invested in Program GLWB Models may make a 100% allocation to one of the Non-Program GLWB Models. If you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models.

The strategies used by the Non-Program GLWB Models seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, especially, but not limited to, during times when the market is appreciating. As a result, your Policy Value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy Value during sharp market losses, but nevertheless, you may still incur losses. Additional information on the Non-Program GLWB Models is available in APPENDIX A.

Potential Conflicts of Interest Relating to Non-Program GLWB Models

In providing investment sub-advisory services for the VM Growth Model, VM Moderate Growth Model, and VM Moderate Model, AIP is subject to competing interests that may influence its decisions. These competing interests typically arise because AIP serves as the sub-adviser to the underlying funds and we may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment sub-advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest see the underlying VM fund prospectuses.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the Investment Options that comprise the VM Models, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options.

We may modify the available Investment Options, including selection of Non-Program GLWB Models, at any time. We also may discontinue use of a GLWB Model at any time. (See GLWB Rider section, Asset Allocation, under the BENEFITS AVAILABLE UNDER THE POLICY section for additional information on discontinuation of an allowable allocation model).

The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an Investment Option that is not consistent with the allowable models.

GENERAL ACCOUNT

The General Account includes all of our assets except those assets segregated in separate accounts. We have sole discretion to invest the assets of the General Account, subject to applicable law. Until your Policy is issued, any premium payments we receive are held in our General Account. Obligations under the Policy that are funded by Ameritas Life's General Account include the Fixed Account, the Loan Account, and fixed payments including GLWB rider withdrawal payments as well as death benefit proceeds. These obligations of the General Account are subject to the claims of our creditors, the financial strength and the claims paying ability of the Insurance Company. It is not a bank account and it is not insured by the FDIC or any other government agency.

POLICY OR REGISTRANT CHANGES

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

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We retain the right to change the investments of the Registered Separate Account, and to eliminate the shares of any Subaccount’s underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Registered Separate Account. We may add new Registered Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Registered Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Registered Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable Investment Options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying Investment Option of the Registered Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

We reserve the right to reject or restrict transfers, in our sole discretion, initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, on-line, and fax transfer privileges. We will enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations which may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.
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Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

ANNUITY PERIOD

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:

-    require investments to be allocated to our General Account, so are not variable.

-    may be subject to a withdrawal charge.

-    may be taxable and, if premature, subject to a tax penalty.

Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy Value placed under other annuity income options.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

When Annuity Income Payments Begin

You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

Selecting an Annuity Income Option

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

If you die before the Annuity Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed, and you will not be able to make other withdrawals from your Policy. (We may allow the Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: If you elect an annuity income option based on a life contingency (option 4 or 5), it is possible that only one annuity payment would be made under the annuity option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2 or 3).

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Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

1.	Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.
2.	Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.
3.	Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.
4.	Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.
5.	Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.
6.	Lump Sum. Proceeds are paid in one sum.

BENEFITS AVAILABLE UNDER THE POLICY

The following table summarizes information about the benefits available under the Policy.*

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Standard Death Benefit

Upon any Owner’s death before the Annuity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals the larger of: (a) your Policy Value (without deduction of the withdrawal charge) on the later of the date we receive satisfactory proof of death or an annuity payout option election less any charge for applicable premium taxes; or (b) the sum of Net Premiums, less partial withdrawals.

		Standard	None	Certain ownership changes, withdrawals and assignments could reduce the death benefit. We may limit purchase payments for all annuities held with us to $1,000,000.
Dollar Cost Averaging ("DCA")

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

		Standard	None

You must request the DCA program. While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. Automatic transfers may only be taken monthly. DCA is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program ("PBL")	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.	Standard	None	You must request the rebalancing program. The Fixed Account is excluded from this program. PBL is not available when the DCA Program is elected.
Earnings Sweep Program	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.	Standard	None	You must request the Earnings Sweep program. You may have your earnings sweep quarterly, semi-annually or annually.
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NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Loans (403(b) Plans Only)	You may obtain a loan secured by the Cash Surrender Value of your Policy.	Standard	Interest rate charged on loan balance is 5% (maximum loan rate of 8.0%, netted against minimum 3% credited on borrowed amounts held in the Fixed Account).

Loans are only available if your Policy is a Tax Sheltered Annuity ("TSA" or "403(b) plan") under federal tax law and your Policy Value is at least $5,000. The Owners can take loans from the Policy Value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law.

There are minimum and maximum loan amounts.

Interest is charged on loan balance. Amounts used as collateral for loans under your Policy do not participate in the performance of the Investment Options. Therefore, loans can affect your Policy Value and death benefit regardless of whether or not they are repaid.

Loans must be repaid within specified period.

Any Policy loan balance must be repaid prior to the activation of the GLWB rider. Once the GLWB rider is activated, no Policy loans may be taken.

While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

For policies issued after January 1, 2002, in states where allowed,			$40 loan origination fee

Minimum Premium Rider	Allows you to purchase the Policy for less than the $25,000 initial premium requirement.	Optional	0.55%

Only available at Policy issue. Issue ages 0-85 for the Owner and Annuitant.

Not available in combination with the No Withdrawal Charge Rider.

The minimum premium can be as low as $2,000 for a non-qualified annuity or $50 for a qualified annuity. Additional payments can be as low as $1,000.

Enhanced Dollar Cost Averaging Program	Credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program.	Optional	None

Only available at Policy issue. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

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NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Withdrawal Charge Riders (as listed below)	Shortens the withdrawal period from the Policy's standard 9-year period.

Only available at Policy issue.

Available for issue ages 0-85.

Each withdrawal must be at least $250.

7-Year, 5-Year and No Withdrawal Charge Riders are not available in SC and WA.

7-Year and 5-Year Withdrawal Charge Riders are not available with No Withdrawal Rider.

No Withdrawal Charge Rider is available for Policies issued on or after September 24, 2008.

Other riders that may be used with the No Withdrawal Charge Rider are Guaranteed Lifetime Withdrawal Benefit and the Guaranteed Minimum Death Benefit – 1-Year "Periodic Step-Up."

With the No Withdrawal Charge Rider there are restrictions to the Fixed Account.

If you have the No Withdrawal Charge Rider, the death benefit equals: (a) if death occurs after age 69, the death benefit is equal to your Policy Value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes; (b) If death occurs prior to age 70, the death benefit as of the date satisfactory proof of death is received is equal to the greater of the adjusted sum of premiums or the Policy Value.

▪ 7-Year Withdrawal Charge Rider		Optional	0.40%
▪ 5-Year Withdrawal Charge Rider		Optional	0.60%
▪ No Withdrawal Charge Rider		Optional	1.25%

Free Withdrawal Riders (as listed below)	Allows access to certain Policy Value without being subject to withdrawal charges.

Only available at Policy issue.

Only one free withdrawal rider may be selected for each Policy.

"Free withdrawal" riders are available for an additional monthly charge. Only one of these riders may be selected, and your selection must be made at the time of application.

These fees continue as long as the Policy is in force.

▪ 10% "Free" Withdrawal Rider ("10% Free" WD)	Allows you to withdraw, each Policy Year, up to 10% of your Policy Value without deduction of a withdrawal charge.	Optional	0.15%	Available for issue ages 0-85. You may not carry forward the unused "free" withdrawal amount into the next Policy Year.
▪ Expanded "Free" Withdrawal Rider ("Expanded Free WD")	Allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy Value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings.	Optional	0.40%	Not available for Policies issued on or after January 1, 2010.
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NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Guaranteed Minimum Death Benefit ("GMDB") Riders (as listed below)

These general restrictions/limitations apply to each of the three GMDB riders listed below. You may elect one of three optional Guaranteed Minimum Death Benefit Riders, for a charge. Available at issue only and not older than age 70. Your election cannot be changed or revoked. At your age 85, each rider terminates and the rider charges end. The death benefit becomes the standard death benefit.

May not be available in your state.

▪ 1-Year "periodic Step-Up" Guaranteed Minimum Death Benefit ("GMDB")	Provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB.	Optional	0.55%	Additional Restrictions/Limitations: During the first Policy Year, the GMDB is zero. The roll-up benefit is reduced by a proportional adjustment for partial withdrawals.
▪ 5% "Roll-Up" Guaranteed Minimum Death Benefit ("GMDB")	Provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the roll-up benefit.	Optional	0.75%	Additional Restrictions/Limitations: The roll-up benefit is reduced by a proportional adjustment for partial withdrawals.
▪ "Greater Of" Guaranteed Minimum Death Benefit ("Greater of" GMDB")	This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.	Optional	0.80%	See above general restrictions/limitations.
403(b) Tax Sheltered Annuity Endorsement ("403(b) Endorsement")	Basic endorsement for 403(b) TSA Policies. Shortens the withdrawal period for 403(b) Policies. Includes a loan option and waiver of withdrawal charge under certain circumstances.	Optional	0.40%

We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.

REQUIRED for 403(b) Policies issued after January 1, 2002. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule applies in all states except SC and WA; in those states a 9-Year Premium Withdrawal Charge schedule applies. The PA 7-year schedule varies from this chart.

TSA Minimum Premium Rider Waived once Policy Value is at least $50,000 on Policy Anniversary	Allows the minimum required initial premium to be lowered from $25,000 to as low as $0.	Optional	0.60%

We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.

403(b) TSA Endorsement Required.

Available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan.

Only available at Policy issue.

The initial premium for a 403(b) Policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50.

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NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
TSA Hardship Waiver Rider	Waives Withdrawal Charges for withdrawals of Policy Value made while the Owner/Annuitant is suffering a hardship.	Optional	0.25%

We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.

403(b) TSA Endorsement Required.

Once the rider's benefits are exercised, the rider may not be cancelled. Requires you to provide us Notice.

Available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan.

Only available at Policy Issue.

TSA No Withdrawal Charge Riders		Optional

We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.

403(b) TSA Endorsement Required.

Available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan.

Only available at Policy Issue.

Large Case (Initial premium is $25,000 or greater.)			0.45%
Small Case (Initial premium is less than $25,000.)
When Policy Value is $50,000 or less			0.55%
Once Policy Value exceeds $50,000			0.45%
Value+ Option ("Value+")	Credits a bonus percentage to your Policy Value on all premium payments you make during the first 9 Policy Years.	Optional	0.55%	Not available for Policies issued on and after November 5, 2007. Expenses for Value+ Option may exceed the credit you receive under certain circumstances.
Estate Protection Benefit ("EPB") Rider Issue ages 0-70 Issue ages 71-80

We will credit this benefit to the Policy Value upon death of the Policy Owner, in addition to your standard death benefit and any optional Guaranteed Minimum Death Benefit Rider that you elected. For joint Policy Owners, we will credit this benefit to the Policy Value on the first death of a Policy Owner.

		Optional	0.40% 0.80%

Only available at Policy issue and cannot be removed.

Available for issue ages 0-80.

It is not available with Expanded Estate Protection Benefit Rider or No Withdrawal Charge Rider.

Owners bear risk of potential adverse tax treatment by IRS, which has not approved use of optional death benefits in IRAs.

Expanded Estate Protection Benefit ("EEPB") Rider	The same benefits as the EPB plus it includes an additional benefit to offset gains from money from 1035 exchanges, transfers, and rollovers.	Optional

Only available at Policy issue and cannot be removed.

Available for issue ages 0-80.

It is not available with Estate Protection Benefit or the No Withdrawal Charge Rider.

Owners bear risk of potential adverse tax treatment by IRS, which has not approved use of optional death benefits in IRAs.

Issue ages 0-70			0.45%
Issue ages 71-80			1.00%
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NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.	Optional

Available for issue if the Policy Date is on or after November 5, 2007, and if the rider is approved in your state.

The rider may be issued in its Inactive Phase for any issue age 0 – 85. It may be issued in an active status when the Policy Owner is Attained Age 50 through Attained Age 85 years.

Policy expenses are higher when the GLWB is activated and if other optional riders are selected.

Once the rider is activated, no loans may be taken, and your allocations are limited to allowable allocation models.

A second request for a withdrawal Rider Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

Single Life			0.95%
Joint Spousal – for non-qualified and IRA plans only			1.10%

* Some of these options are currently only available at Policy issue, and most are only available if you are then not older than age 70. Certain options may not be available in combination with other options. See the Allowable Benefit Rider Combinations chart below. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. See State Variations under the GENERAL DESCRIPTIONS section.

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ALLOWABLE BENEFIT RIDER COMBINATIONS

	Minimum Premium Rider	7-Yr Withdrawal Charge Rider (1)	5-Yr Withdrawal Charge Rider (1)	No Withdrawal Charge Rider (1, 2)	10% Free WD	Expanded Free WD (3)	Standard Death Benefit	1-Year GMDB	5-Year GMDB	"Greater of" GMDB	403(b) Endorsement (4,5)	TSA Minimum Premium Rider (4,6)	TSA Hardship Waiver Rider (4,6)	TSA No Withdrawal Charge Rider (4,6)	Value+ (7)	EPB	EEPB	GLWB (8)
Minimum Premium Rider		Y	Y	N	Y	Y	Y	Y	Y	Y	N	N	N	N	Y	Y	Y	Y
7-Yr Withdrawal Charge Rider (1)	Y		N	N	Y	Y	Y	Y	Y	Y	N	N	N	N	Y	Y	Y	Y
5-Yr Withdrawal Charge Rider (1)	Y	N		N	Y	Y	Y	Y	Y	Y	N	N	N	N	Y	Y	Y	Y
No-Withdrawal Charge Rider (1, 2)	N	N	N		N	N	Y	Y	N	N	N	N	N	N	N	N	N	Y
10% Free WD	Y	Y	Y	N		N	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
Expanded Free WD (3)	Y	Y	Y	N	N		Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
Standard Death Benefit	Y	Y	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
1-Year GMDB	Y	Y	Y	Y	Y	Y	Y		N	N	Y	Y	Y	Y	Y	Y	Y	Y
5-Year GMDB	Y	Y	Y	N	Y	Y	Y	Y		N	Y	Y	Y	N	Y	Y	Y	Y
"Greater of" GMDB	Y	Y	Y	N	Y	Y	Y	Y	N		Y	Y	Y	N	Y	Y	Y	Y
403(b) Endorsement (4,5)	N	N	N	N	Y	Y	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y	N
TSA Minimum Premium Rider (4,6)	N	N	N	N	Y	Y	Y	Y	Y	Y	Y		Y	N	Y	Y	Y	Y
TSA Hardship Waiver Rider (4,6)	N	N	N	N	Y	Y	Y	Y	Y	Y	Y	Y		Y	Y	Y	Y	N
TSA No Withdrawal Charge Rider (4,6)	N	N	N	N	N	N	Y	N	N	N	Y	N	Y		Y	N	N	Y
Value+ (7)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y		Y	Y	N
EPB	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	N	N	N	Y		N	Y
EEPB	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N		Y
GLWB (8)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

(1)	This benefit is not available in SC and WA.
(2)	No Withdrawal Charge Rider is available for Policies issued on or after September 24, 2008.
(3)	Expanded "Free" Withdrawal Rider is not available for Policies issued on or after January 1, 2010.
(4)	403(b) TSA endorsements issued after January 1, 2002. We discontinued issuing new 403(b) TSA policies on June 30, 2012.
(5)	403(b) TSA Endorsement includes a 7-Year Withdrawal Charge schedule in all states except SC and WA; in those states the base Policy 9-Year Withdrawal Charge schedule applies. The PA 7-Year schedule varies from the schedule used in other states.
(6)	403(b) Tax Sheltered Annuity ("403(b) TSA”) Endorsement required.
(7)	Value+ Option is not available for Policies issued on and after November 5, 2007.
(8)	GLWB Available for issue if the Policy Date is on or after November 5, 2007, and if the rider is approved in your state.
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ADDITIONAL INFORMATION ON BENEFITS AVAILABLE UNDER THE POLICY

The examples listed below are hypothetical assumptions and illustrations with the purpose of explaining the operation of the benefits. Actual results will vary.

STANDARD DEATH BENEFITS

We will pay the death benefit after we receive satisfactory proof of death of an Owner’s death or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity income option election within 60 days of our receipt of satisfactory proof of death, we will issue a lump-sum payment to the Beneficiary.

Until we receive satisfactory proof of death and instructions, in the proper form, from your Beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple Beneficiaries, we will calculate and pay each Beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy Beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

Unclaimed Death Benefit Proceeds

Every state has unclaimed property laws that generally declare life insurance and annuity policies to be abandoned after a period of inactivity of three to five years from the date any death benefit and/or annuity payment is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit and/or annuity payment from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, and personal information—including complete names and complete address—if and as they change.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your Beneficiary(ies). The death benefit equals the larger of:

(a)	your Policy Value (without deduction of the withdrawal charge) on the later of the date we receive satisfactory proof of death or an annuity payout option election less any charge for applicable premium taxes; or
(b)	the sum of Net Premiums, less partial withdrawals.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Examples:

When upon the Owner's death and receipt of satisfactory proof of death, the Policy Value is $125,000 and total premiums paid is $100,000 and there are no partial withdrawals, the death benefit is $125,000.

When upon the Owner's death and receipt of satisfactory proof of death, the Policy Value is $75,000 and total premiums paid is $100,000 and there are no partial withdrawals, the death benefit is $100,000.

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IRS Required Distribution Upon Death of Owner

Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are described in Appendix B of this prospectus.

DOLLAR COST AVERAGING PROGRAM (STANDARD)

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals. You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100. For more information regarding Dollar Cost Averaging rules, see the SYSTEMATIC TRANSFER PROGRAMS – Dollar Cost Averaging Program under the GENERAL DESCRIPTION OF THE POLICY section.

PORTFOLIO REBALANCING PROGRAM (STANDARD)

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs. For more information regarding Portfolio Rebalancing Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Portfolio Rebalancing Program under the GENERAL DESCRIPTION OF THE POLICY section.

EARNINGS SWEEP PROGRAM (STANDARD)

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs. For more information regarding the Earnings Sweep Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Earnings Sweep Program under the GENERAL DESCRIPTION OF THE POLICY section.

LOANS (403(B) PLANS ONLY) (STANDARD)

You may obtain a loan secured by the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. For additional information regarding loans, refer to the LOANS section.

MINIMUM PREMIUM RIDER (OPTIONAL)

Under this rider, the initial premium amount may be lowered to $2,000. Additional premium requirements as provided in the Policy are unaffected by this rider.

This rider changes the Annual Policy Fee to be not less than $36 (with a guaranteed maximum charge of $40). All other provisions regarding the Annual Fee are unchanged.

A percentage of the Policy Value will be deducted from the Policy Value on the same date in the succeeding month as the Policy Date, and will continue for the life of the Policy. Whenever this date falls on a date other than a Business Day, the charge will be deducted on the next Business Day. This charge is noted in the Policy specification page.

Both charges will be waived if the total Policy Value is $50,000. Once waived, the charges are not reapplied if the total Policy Value falls below $50,000.

The issue ages for this rider are 0 to 85 for the Owner and Annuitant.

This rider is available at the time of Policy issue only. It may not be added to the Policy at a later date. The rider may not be cancelled after it is issued and will terminate when the Policy terminates.

Example: The Owner and Annuitant is the same individual and is age 50 at the time the Policy is issued with the Minimum Premium Rider. The Owner submits a premium payment of $10,000 for each of the first five years of the Policy. An Annual Fee in the amount of $40 is withdrawn on each Policy anniversary. On the sixth Policy anniversary, the Policy Value is $60,000. Therefore, beginning the sixth Policy anniversary, the monthly rider fee as well as the Annual Fee are no longer withdrawn from the Policy.

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ENHANCED DOLLAR COST AVERAGING ("EDCA") PROGRAM (OPTIONAL)

We reserve the right to credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. New premium usually includes only money noted on your Policy application; however, we may include other premium payments we receive during the period prior to receipt of the money noted on your application, so long as you do not exceed total premium limits for Ameritas Life annuities. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. Until all premiums noted on your application are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

We transfer premium allocated to the EDCA monthly over a period of six months, beginning one month after the date we receive all new premium noted on your application. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining Investment Options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

The EDCA program differs from the DCA program. For information on the DCA program, see the discussion of the DCA program in the Systematic Transfer Program section.

This Policy is no longer issued effective September 7, 2012. Therefore, any new premium is not eligible for the EDCA Program.

WITHDRAWAL CHARGE RIDERS

The Policy Owner may elect either the optional 7-year Withdrawal Charge Period Rider or the optional 5-Year Withdrawal Charge Period Rider. There is a charge for these riders. For information about the charges for these riders, see this prospectus' FEE TABLE and CHARGES sections.

7-Year Withdrawal Charge Period Rider (Optional)

The issue ages for this rider are 0 to 85 for the Owner and Annuitant.

This rider is available at the time of Policy issue only. It may not be added to the Policy at a later date. The rider may not be cancelled after it is issued and will terminate when the Policy terminates.

Withdrawal charges are based on the amount of premium paid and the time since a premium payment was received. Each premium payment will have its own schedule of withdrawal charges based on the time since receipt. The total withdrawal charge will be the sum of the withdrawal charges for each premium.

The withdrawal charges below replace the 9-Year Base Policy Withdrawal Charge.

Years Since Receipt of Premium	Percent of Premium Received
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8+	0%

Example: The following table illustrates the determination of the withdrawal charges for a Policy that has deposits of $25,000 in the first year and $2,000 each renewal year, with a net return of 10% after all expenses.

Year	Premium Paid	Maximum Withdrawal Charge Based on the Premium Paid
		Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Total Charge
1	$25,000	$1,750								$1,750
2	$2,000	$1,500	$140							$1,640
3	$2,000	$1,250	$120	$140						$1,510
4	$2,000	$1,000	$100	$120	$140					$1,360
5	$2,000	$750	$80	$100	$120	$140				$1,190
6	$2,000	$500	$60	$80	$100	$120	$140			$1,000
7	$2,000	$250	$40	$60	$80	$100	$120	$140		$790
8	$2,000	0	$20	$40	$60	$80	$100	$120	$140	$560

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5-Year Withdrawal Charge Period Rider (Optional)

The issue ages for this rider are 0 to 85 for the Owner and Annuitant.

This rider is available at the time of Policy issue only. It may not be added to the Policy at a later date. The rider may not be cancelled after it is issued and will terminate when the Policy terminates.

Withdrawal charges are based on the amount of premium paid and the time since a premium payment was received. Each premium payment will have its own schedule of withdrawal charges based on the time since receipt. The total withdrawal charge will be the sum of the withdrawal charges for each premium.

The withdrawal charges below replace the 9-Year Base Policy Withdrawal Charge.

Years Since Receipt of Premium	Percent of Premium Received
1	7%
2	7%
3	6%
4	4%
5	2%
6+	0%

Example: The following table illustrates the determination of the withdrawal charges for a Policy that has deposits of $25,000 in the first year and $2,000 each renewal year, with a net return of 10% after all expenses.

Year	Premium Paid	Maximum Withdrawal Charge Based on the Premium Paid
		Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Total Charge
1	$25,000	$1,750						$1,750
2	$2,000	$1,750	$140					$1,890
3	$2,000	$1,500	$140	$140				$1,780
4	$2,000	$1,000	$120	$140	$140			$1,400
5	$2,000	$500	$80	$120	$140	$140		$980
6	$2,000	$0	$40	$80	$120	$140	$140	$520

No Withdrawal Charge Rider (Optional)

The No Withdrawal Charge Rider, which can only be attached to the Policy at issue, allows the Policy to be issued without any withdrawal charges. Other features of a Policy issued with the rider include:

▪	allocations and transfers to the Fixed Account have the following restrictions:
-	allocation of premium to the Fixed Account is limited to 25% of premium without prior approval;
-	the amount transferred to the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) is limited to 10% of the value of all Subaccounts on the most recent Policy Anniversary; and
-	we may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 day notice;
▪	if death occurs after age 69, the death benefit is equal to your Policy Value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes (See the Death Benefits section, below);
▪	the death benefit is proportionally adjusted for partial withdrawals.

In most jurisdictions, the "other features" listed above are included as part of the rider. However, in Massachusetts, Maryland, and Oregon, these features are incorporated into the base Policy that is issued with a No Withdrawal Charge Rider, rather than being made a part of the rider. For all Policies issued with a No Withdrawal Charge Rider, the rider may not be cancelled and will terminate only when the Policy terminates.

Example: A Policy with the No Withdrawal Charge Rider does not have any withdrawal charges. Therefore, no withdrawal charges will be withdrawn at the time of any partial withdrawal or surrender.

No Withdrawal Charge Rider – Death Benefit

For Policies issued with the No Withdrawal Charge Rider, if death occurs after age 69, the death benefit is equal to your Policy Value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes.

If death occurs prior to age 70, the death benefit as of the date satisfactory proof of death is received is equal to the greater of the adjusted sum of premiums or the Policy Value. The initial value of the adjusted sum of premiums is the initial premium. As of the day a subsequent premium is received by us, the adjusted sum of premiums is increased by the amount of that premium. As of the day that a partial withdrawal is made, the adjusted sum of premiums is decreased by the same proportion as the Policy Value is decreased by the partial withdrawal.

Examples:

The Owner's death is after age 69 and we receive satisfactory proof of death. The Policy Value upon receipt of satisfactory proof of death is $100,000 and total premiums paid to the Policy is $75,000 and there are no partial withdrawals, the death benefit is $100,000.

When the Owner's death is prior to age 70, the total premium payment(s) is decreased by the same proportion as the Policy Value. The following table provides three hypothetical examples of death benefit values for an Owner prior to age 70.

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	Sum of Premiums Paid	Policy Value as of Day of Partial Withdrawal BEFORE Partial WD is Processed	Partial Withdrawal Amount	Adjustment to the Sum of Premiums Paid (Adjustment)	Adjusted Sum of Premiums Paid	Policy Value as of Date Satisfactory Proof of Death is Received	Death Benefit
Example (a)*	$100,000	$120,000	$0	$0	$100,000	$130,000	$130,000
Example (b)**	$100,000	$120,000	$20,000	$16,667	$83,333	$110,000	$110,000
Example (c)***	$100,000	$90,000	$20,000	$22,222	$77,778	$72,000	$77,778

*Example (a)

Assumption: Sum of Premiums Paid at the time the Policy was issued is $100,000. No additional premiums were applied to the Policy. No partial withdrawal was taken.

Therefore, no adjustment is made to the Sum of Premiums Paid. The Policy Value as of the Date of Satisfactory Proof of Death is Received is greater than the Sum of Premiums Paid. The Death Benefit is the Policy Value as of the Date of Satisfactory Proof of Death is Received.

**Example (b)

Assumption: Sum of Premiums Paid at the time the Policy was issued is $100,000. No additional premiums were applied to the Policy. A $20,000 partial withdrawal was taken.

The Adjustment to the Sum Of Premiums Paid is 16.667% (the result of 20,000/120,000). The Adjusted Sum of Premiums Paid is the Sum of Premiums Paid less the Adjustment to the Sum of Premiums Paid. The Policy Value as of the Date of Satisfactory Proof of Death is Received is greater than the Adjusted Sum of Premiums Paid. The Death Benefit is the Policy Value as of the Date of Satisfactory Proof of Death is Received.

***Example (c)

Assumption: Sum of Premiums Paid at the time the Policy was issued is $100,000. No additional premiums were applied to the Policy. A $20,000 partial withdrawal was taken.

The Adjustment to the Sum of Premiums Paid is 22.222% (the result of 20,000/90,000). The Adjusted Sum of Premiums Paid is the Sum of Premiums Paid less than the Adjustment to the Sum of Premiums Paid. The Adjusted Sum of Premiums Paid is greater than the Policy Value as of the Date of Satisfactory Proof of Death is Received. The Death Benefit is the Adjusted Sum of Premiums Paid as of the Date of Satisfactory Proof of Death is Received.

"Free" Withdrawal Riders

The following Policy riders allow access to certain Policy Value without being subject to withdrawal charges. There is a charge for these riders. For information about the charges for these riders, see this prospectus' FEE TABLE and CHARGES sections. For all Policies that are not issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" Withdrawal Rider, the Expanded "Free" Withdrawal Rider (not available for Policies issued on or after January 1, 2010), or the No Withdrawal Charge Rider must be elected at issue of the Policy. For all Policies that are issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" No Withdrawal Rider or one of the 403(b) TSA No Withdrawal Charge Riders must be elected at issue of the Policy.

The 10% "Free" Withdrawal Rider (Optional) allows you to withdraw, each Policy Year, up to 10% of your Policy Value without deduction of a withdrawal charge. Under this optional rider, Policy Value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

Example: The following chart below provides a hypothetical example of "free" amount for the first five Policy Years for a Policy with an initial premium of $100,000, no additional premiums, and the only elected optional rider being the 10% "Free" Withdrawal Rider. Please note in this example, there are two withdrawals taken in the third Policy Year.

Policy Year	% Free Withdrawal (a)	Policy Value as of Date of Withdrawal (b)	Previous Free Withdrawal(s) in the same Policy Year (c)	Free Amount Available for Withdrawal (a x b) - c	Free Amount Withdrawn from Policy Value
1	10%	$100,000	$0	$10,000	$5,000
2	10%	$98,000	$0	$9,800	$5,000
3	10%	$102,000	$0	$10,200	$5,000
3	10%	$98,000	$5,000	$4,800	$4,800
4	10%	$95,000	$0	$9,500	$5,000
5	10%	$90,000	$0	$9,000	$5,000

The Expanded "Free" Withdrawal Rider (Optional), which is not available for Policies issued on or after January 1, 2010, allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy Value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings. (Accumulated Policy earnings are the excess of the Policy Value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium. Note that Value+ is not available for Policies issued on and after November 5, 2007.) Under this optional rider, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first – a "last-in, first-out" procedure.) The stated percentage of Policy Value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

Example: The following chart below provides a hypothetical example of "free" amount for the first five Policy Years for a Policy with an initial premium of $100,000, no additional premiums, and the only elected optional rider being the Expanded "Free" Withdrawal Rider.

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Policy Year	% Free Withdrawal (a)	Policy Value as of Date of Withdrawal (b)	Previous Free Withdrawal(s) (c)	Free Amount Available for Withdrawal (a x b) - c	Free Amount Withdrawn from Policy Value
1	15%	$100,000	$0	$15,000	$5,000
2	30%	$98,000	$5,000	$24,400	$5,000
3	45%	$105,000	$10,000	$37,250	$5,000
4	45%	$107,000	$15,000	$33,150	$5,000
5	45%	$104,000	$20,000	$26,800	$5,000

OPTIONAL DEATH BENEFIT RIDERS

Guaranteed Minimum Death Benefit Riders

You may elect one of three optional Guaranteed Minimum Death Benefit Riders, for a charge. Your election must be made when the Policy is issued, and only if you and the Annuitant are then not older than age 70. Your election cannot be changed or revoked. At your age 85, each rider terminates and the rider charges end. The death benefit becomes the standard death benefit, which is the greater of the Policy Value or the amount invested less withdrawals. (If your Policy also has the No Withdrawal Charge Rider, the death benefit becomes the Policy Value.) Under these riders, if the Owner is not a natural person, you cannot change the Annuitant after the Guaranteed Minimum Death Benefit is elected. Each of the riders provides the opportunity to enhance the Policy’s death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus’ FEE TABLE and CHARGES sections for information on the charge for these riders. Only the "Periodic Step-Up" Guaranteed Minimum Death Benefit Rider is available with the No Withdrawal Charge Rider.

1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit (Optional)

This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. During the first Policy Year, the GMDB is zero. Until the termination of this rider, the GMDB is the step-up benefit, defined as (a) plus (b) minus (c) minus (d), where:

(a)	is the greater of:
(i)	the Policy Value as of the most recent step-up date; or
(ii)	the step-up benefit immediately preceding the most recent step-up date
(b)	is any premiums paid since the most recent step-up date
(c)	is any partial withdrawals, including withdrawal charges, since the most recent step-up date
(d)	is a proportional adjustment for each partial withdrawal made since the most recent step-up date.

The proportional adjustment will never be less than zero. It equals the step-up benefit minus the Policy Value, times the ratio of the partial withdrawal amount divided by the Policy Value. The step-up benefit and Policy Value used to compute the proportional adjustment are prior to the partial withdrawal.

EXAMPLE

Assume the following items (actual results will depend on Policy experience):

1.	Policy issued on January 1, 2012 with $100,000 single premium with no additional premiums or withdrawals;
2.	January 1, 2013 Accumulation Value increases to $104,000;
3.	January 1, 2014 Accumulation Value drops to $102,000;
4.	Owner dies on July 1, 2014 when Accumulation Value drops to $101,000.

The initial "Step-up" value on January 1, 2012 is $100,000. The first anniversary "Step-up" value is set to $104,000. The second anniversary "Step-up" value remains at $104,000 since the anniversary value of $102,000 is less than the prior "Step-up" value. On July 1, 2014 the death benefit is the larger of the "Step-up" value ($104,000) and the Accumulation Value ($101,000), or $104,000.

The step-up interval is stated in your Policy's schedule page for this rider. The step-up benefit for your Attained Ages 80-84 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. The step-up benefit expires upon termination of this rider, which is the Policy Anniversary nearest your 85th birthday.

5% "Roll-up" Guaranteed Minimum Death Benefit (Optional)

This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the roll-up benefit, defined as the greater of (a) or (b), where:

(a)	is the current Policy Value, and
(b)	is the total of premiums paid less withdrawals (Net Premiums) accumulated at 5% simple interest, not to exceed 200% of Net Premiums.

EXAMPLE

Assume the following items (actual results will depend on Policy experience):

1.	Policy issued on January 1, 2012 with $100,000 single premium with no additional premiums or withdrawals;
2.	January 1, 2013 Accumulation Value increases to $104,000;
3.	January 1, 2014 Accumulation Value drops to $102,000;
4.	Owner dies on July 1, 2014 when Accumulation Value drops to $101,000.
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The initial "Roll-up" value on January 1, 2012 is $100,000. The first anniversary "Roll-up" value is the initial value plus the 5% simple interest of $5,000 (5% of $100,000) or $105,000. The second anniversary "Roll-up" value increases by 5% simple interest to $110,000 ($105,000 plus 5% of $100,000). On July 1, 2014 the death benefit is the larger of the "Roll-up" value increased with 6 months of simple interest ($110,000 + $2,500 = $112,500) and the Accumulation Value ($101,000), so the death benefit would be $112,500.

The roll-up benefit is reduced by a proportional adjustment for partial withdrawals. This adjustment will never be less than zero. It equals the roll-up benefit minus the Policy Value, times the ratio of the partial withdrawal amount divided by the Policy Value. The roll up benefit and Policy Value used to compute this adjustment are prior to the partial withdrawal.

The accumulation of Net Premiums, as described in (b) above, stops on the anniversary nearest your 80th birthday. The roll-up benefit for your Attained Ages 80-84 is the roll-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by subsequent premiums and withdrawals. The roll-up benefit expires upon termination of this rider, which is the Policy Anniversary nearest your 85th birthday.

"Greater of" Guaranteed Minimum Death Benefit (Optional)

This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.

Example: Assume the Owner was issue age 55. Assume that the Policy Value was $30,000 at time of the Owner's death, Attained Age 70. The most recent step-up date was the 15th anniversary at which time the Policy Value was $32,000. The "step-up" benefit immediately preceding the 15th anniversary was $29,000. Assuming no premiums were paid and no partial withdrawals were made since the 15th anniversary, the "step-up" benefit at the time of death would be $32,000. Assume the accumulation of Net Premiums at 5% simple interest is $26,000 at the time of death. The "roll-up" benefit would then be $30,000. The GMDB would be $32,000, since this is equal to the greater of $32,000 or $30,000.

Example: Assume the Owner was issue age 60 and that the Owner died at Attained Age 82. Assume that the Policy Value at the time of death was $52,000. The most recent "step-up" date was the 20th anniversary (age 80) at which time the Policy Value was $51,000. The "step-up" benefit immediately preceding the 20th anniversary was $49,000. Assume that $5,000 in premiums were paid and no partial withdrawals were made since Attained Age 80. The "step-up" benefit at the time of death would be $56,000. Assume the accumulation of Net Premiums at 5% simple interest was $45,000 at Attained Age 80, which is when the accumulation of Net Premiums ceases. The "roll-up" benefit would then be $51,000. The GMDB would be $56,000 since it is the greater of $56,000 or $51,000.

403(B)TAX SHELTERED ANNUITY ENDORSEMENT (OPTIONAL)

We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.

When issued with this Endorsement, your Policy becomes a tax-sheltered annuity Policy (TSA) which meets the requirements of Internal Revenue Code ("the Code") Section 403(b), as amended. The Policy, together with this Endorsement, shall be administered such that it fully complies with all the requirements for the Policy to remain a qualified tax sheltered annuity under Code Section 403(b). Any further amendments to the Policy required to assure such compliance will be sent to you after we receive approval, as required, from State insurance regulators. This Endorsement is intended as our good faith compliance with the requirements of the federal Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") as it affects Section 403(b) policies, and is intended to be construed in accordance with EGTRRA and guidance issued thereunder.

For additional information regarding annuity policies issued as a 403(b) Tax Sheltered Annuity, see Appendix B.

TSA Minimum Premium Rider (Optional)

Under this rider, the initial premium amount may be lowered to $0 if additional planned premiums are at least $600 annually and are part of a regularly billed (electronic funds transfer or payroll deduction) program.

An Annual Policy Fee will be deducted on each Policy Anniversary. This charge also will be applied in the event of a full withdrawal.

The monthly charge, a percentage of the Policy Value, will be deducted from the Policy Value on each Policy Month date, or if that date falls on a day other than a Business Day, the monthly charge will be deducted on the next Business Day.

The Annual Policy Fee will be waived for any Policy Year in which total Net Premium received, less any withdrawals, is at least $2,000 on the Policy Anniversary.

Both the Annual Policy Fee and the monthly charge for this option will be waived if the total Policy Value is $50,000. Once waived, the Annual Policy Fee and the monthly charge for this option are not reapplied if the total Policy Value falls below $50,000.

Example: The Policy is issued with the TSA Minimum Premium Rider. The initial premium is $0 and is set up on an annual premium of $600 paid by payroll deduction. As of the fourth Policy Anniversary, the total Net Premium received, less any withdrawals, is $2,400. The Annual Policy Fee is waived. Provided that the total Net Premium, less any withdrawals, is greater than $2,000 as of the Policy Anniversary, the Annual Fee will continue to be waived. When the total Policy Value is $50,000 or greater as of a Policy Anniversary, the Annual Policy Fee and the Monthly Charge for this option will be waived and not reapplied if the total Policy Value falls below $50,000.

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TSA Hardship Waiver Rider (Optional)

Available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy Value made while the Owner/Annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

Before exercising this benefit, we must receive your signed statement attesting to your suffering from such a hardship. We also reserve the right to request a statement signed by your employer confirming such hardship. You may not make additional premium payments to your Policy after you have exercised the benefit of this Rider.

Example: A Policy with the TSA Hardship Waiver Rider waives Withdrawal Charges for withdrawals of Policy Value made while the Owner/Annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us. Therefore, no withdrawal charges will be withdrawn at the time of any partial withdrawal or surrender while the Owner/Annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

TSA No Withdrawal Charge Rider (Optional)

Available only for Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

Example: A Policy with the TSA No Withdrawal Charge Rider does not have any withdrawal charges. Therefore, no withdrawal charges will be withdrawn at the time of any partial withdrawal or surrender.

VALUE+ OPTION (OPTIONAL)

The Value+ Option is not available for Policies issued on or after November 5, 2007.

If you elected the Value+ Option, we will credit a bonus (the "Credit") to your Policy Value. The Credit will be 4% on all premium payments you make during the first twelve months of the Policy. The Credit will be funded from our General Account and will be credited proportionately among the Investment Options you select for premiums. For premium payments received in Policy Years two through nine, we will credit lesser amounts equal to 4% times the decreasing ratios in the following schedule:

Year	Formula	Reduced Credit
2	4% x 8/9	3.56%
3	4% x 7/9	3.11%
4	4% x 6/9	2.67%
5	4% x 5/9	2.22%
6	4% x 4/9	1.78%
7	4% x 3/9	1.33%
8	4% x 2/9	0.89%
9	4% x 1/9	0.44%

Value+ Option Credits are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, Credits are not treated as an "investment in the contract" for tax purposes. (See discussion of Withdrawals and Value+ Option Recapture, below.)

Value+ Option Charge

The annualized charge for the Value+ Option is currently 0.55% of the Policy Value, which will be deducted each monthly activity date for the first nine Policy Years. We expect to make a profit on this option. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy Value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

Withdrawals and Value+ Option Recapture

If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy Value times the ratio of the Credit Value to the Policy Value. In the first Policy Year, the Credit Value recaptured by Ameritas Life is one hundred percent (100%) of the Credit Value withdrawn. In Policy Years two through seven, we will reduce the recapture ratio one-ninth each year according to the following schedule:

Year	Percentage
2	89%
3	78%
4	67%
5	56%
6	44%
7	33%

EXAMPLE: If you paid $100 in premium in the first Policy Year, we credited $4 under this option. If at the end of five years this initial $4 credit has a value equal to $5 (Credit Value), we would recapture $2.80 (0.56 X $5), in the event you surrender your Policy.

No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are

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considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your Investment Option allocations at the time of the withdrawal.

No recapture of the Credit Value will take place:

▪	if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
▪	if a death benefit becomes payable, or
▪	if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

In no event will the total dollar amount of the withdrawal charge plus recapture of the Credit Value exceed that percentage of premium stated below during the first seven years after a premium payment:

Age (in years of Premium Payment)	Maximum Percentage of Premium
1	12.5%
2	11.1%
3	10.2%
4	10.0%
5	9.0%
6	8.0%
7	7.0%

ESTATE PROTECTION BENEFIT RIDER (OPTIONAL)

For an additional charge you may purchase the Estate Protection Benefit ("EPB") Rider. The EPB must be elected and purchased at the time you apply for your Policy, and cannot be revoked once elected. We will credit this benefit to the Policy Value upon death of the Policy Owner, in addition to your standard death benefit and any optional Guaranteed Minimum Death Benefit Rider that you elected. For joint Policy Owners, we will credit this benefit to the Policy Value on the first death of a Policy Owner. On an annual basis, the charge for the EPB is determined by age of the Policy Owner at issue, as follows:

	Current Fee	Guaranteed Maximum Fee
Issue ages 0-70	0.30%	0.40%
Issue ages 71-80	0.70%	0.80%

This charge for the EPB is assessed monthly and applied to the Policy Value for the life of the Policy Owner. This benefit is available only at Policy issue and may not be revoked if elected.

Calculation of the Benefit:

The amount of the EPB will be equal to 40% of the difference between your Policy Value and the Net Premium payments used for determining the Benefit Base, provided the difference does not exceed 100% of the Net Premiums. The EPB is determined using the Policy Value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB is calculated as follows:

40% X Benefit Base; where:

Benefit Base = (PVD – NPBB) < Benefit Cap, such that:

PVD = the Policy Value on the date of the Policy Owner’s death prior to any death benefit calculations;

NPBB = Net Premiums used for the determination of the Benefit Base, which are premiums allocated to Policy Value less a proportionate share of any withdrawal based on the value of Net Premiums in relation to the Policy Value times the amount of the withdrawal at the time of withdrawal. On each Policy Anniversary, NPBB is reset to the lesser of Net Premiums (NP) or the Policy Value as of that anniversary, where:

NP = Net Premiums, which are premiums allocated to Policy Value less a proportionate share of any withdrawal based on the value of Net Premiums in relation to the Policy Value times the amount of the withdrawal at the time of withdrawal, and Benefit Cap = 100% of Net Premiums (NP) reduced by premiums received within a certain period of time prior to death. If death occurs in the first Policy Year, there is no reduction for premiums received prior to death. If death occurs in the second Policy Year, all premiums received in the second Policy Year reduce the Net Premium amount. If death occurs after the second Policy Year, only premiums received within the 12-month period prior to death reduce the Net Premium amount.

EXAMPLE

Assume the following items (actual results will depend on Policy experience):

(a)	Death occurs in Policy Year 5
(b)	PVD = $90,000
(c)	NP = $53,000
(d)	NPBB = $50,000
(e)	Premium received within 12 months prior to death = $14,000

From this information, the following is determined:

(a)	Benefit Cap = $53,000 - $14,000 = $39,000
(b)	Benefit Base = $90,000 - $50,000 = $40,000, which is greater than the Benefit Cap, so the Benefit Base = $39,000
(c)	EPB amount = 40% of $39,000 = $15,600

With the reset of NPBB, a benefit may be available if the Net Premiums exceed the Policy Value on the date of the Policy Owner’s death.

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EXPANDED ESTATE PROTECTION BENEFIT (OPTIONAL)

For an additional charge, you may purchase the Expanded Estate Protection Benefit ("EEPB") rider in lieu of the EPB rider if you intend to exchange your existing annuity for a Medley! Policy. The exchange must qualify for tax-free exchange treatment under the Internal Revenue Code. You should consider purchasing this benefit if you have significant amounts of taxable gain in your existing annuity contract and you intend to exchange such contract. The EEPB was available only at Policy issue and once elected it may not be revoked.

The EEPB may be purchased for an annual charge applied as a percentage of Policy Value based upon the age of the Policy Owner at time of issue, as follows:

	Current Fee	Guaranteed Maximum Fee
Issue ages 0-70	0.35%	0.45%
Issue ages 71-80	0.90%	1.00%

Calculation of the Benefit:

The amount of the EEPB will be equal to 40% of the sum of: (a) the difference between your Policy Value and the Net Premium payments used to determine the benefit base, and (b) a certain percentage of the premium exchanged into the Policy, provided the sum does not exceed 100% of the Net Premiums. The EEPB is determined using the Policy Value before the payment of any other optional Guaranteed Minimum Death Benefit. The EEPB is calculated as follows:

40% X Benefit Base; where:

Benefit Base = [(PVD – NPBB) + (z% x Transfer Premium)] < Benefit Cap, such that:

PVD, NPBB, NP, and Benefit Cap have the same meanings as stated above for the EPB;

Transfer Premiums = premiums received as a result of a tax-free exchange or transfer. This includes premiums that qualify for IRC Section 1035 exchange treatment, and premiums that are a result of transfer, rollover, conversion or recharacterization; and

z = a percentage that varies by the number of years since receipt of appropriate Transfer Premiums as follows:

Years Since Receipt	%
1	10
2	20
3	30
4	40
5+	50

EXAMPLE

Assume the following items (actual results will depend on Policy experience):

(a)	Death occurs in Policy Year 3;
(b)	PVD = $110,000;
(c)	NP = $73,000;
(d)	NPBB = $70,000;
(e)	Transfer Premiums = $10,000;
(f)	Premium received within 12 months prior to death = $31,000.

From this information, the following is determined:

(a)	Benefit Cap = $73,000 - $31,000 = $42,000;
(b)	Benefit Base =[($110,000 - $70,000) + (30% x $10,000)] = $43,000, which is greater than the Benefit Cap, so Benefit Base = $42,000; and
(c)	EEPB amount = 40% of $42,000 = $16,800

With the reset of NPBB, a benefit may be available if the Net Premiums exceed the Policy Value on the date of the Policy Owner’s death.

With respect to IRAs, if you are purchasing the EPB or EEPB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER (OPTIONAL)

A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Policy at the time of issue if the Policy Date is on or after November 5, 2007 and if the rider was approved in your state. The rider may have been issued in its Inactive Phase for any issue age 0 – 85. It may have been issued in an active status when the Policy Owner was age 49 years, six months and one day ("Attained Age 50") through age 85 years, 6 months ("Attained Age 85"). Active status riders are either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy Value, until the death of the last Covered Person. Guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Insurance Company and do not apply to the performance of the underlying Investment Options available with this product.

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GLWB Definitions

Benefit phases are defined as:

▪	Inactive Phase. The period of time when this rider is inactive. The Owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50.
▪	Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.
▪	Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
▪	Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy Value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s).

▪	The Owner(s) of the Policy or;
▪	The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
▪	The spouses at the time the joint spousal option is selected.
▪	Once the rider is activated, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy Value on any Policy Anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary. The same date in a succeeding month as the Policy Date.

Premium Accumulation Value. The sum of premiums paid, accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase beginning with the later of the Rider Activation Date or the most recent reset date. The rate of interest is:

▪	5% for the Rider Year in which no withdrawal is taken
▪	0% for the Rider Year in which a withdrawal is taken

The initial Premium Accumulation Value is determined as follows:

▪	If the Rider Activation Date is the same as the Policy Date, it is equal to the initial premium.
▪	If the Rider Activation Date is after the Policy Date, it is equal to the Policy Value as of the Rider Activation Date.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50.

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Policy Anniversary. Subsequent Rider Years will coincide with Policy Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Policy Value of the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Youngest Age. The Attained Age of the youngest Covered Person.

Inactive Phase

The following apply during the Inactive Phase:

▪	No charges for the rider will be deducted from the Policy Value.
▪	No restrictions are imposed on withdrawals other than those provided by the base Policy.
▪	No restrictions are imposed on asset allocations other than those provided by the base Policy.
▪	No determinations are made of Premium Accumulation Value, Maximum Anniversary Policy Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.

The end of the Inactive Phase coincides with the Rider Activation Date.

Activation of Rider

Rider Activation Date

The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service forms, but no earlier than the Youngest Age 50.

Once the rider is activated, no Policy loans may be taken.

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Rider Charges

The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the FEE TABLE section of this prospectus. Other information about the rider charges is discussed in the CHARGES section.

Asset Allocation

Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy Value will be invested in one of certain allowable allocation models while the rider is active.

The Program GLWB Models currently available for use with the GLWB rider are: GLWB Balanced, GLWB Moderate, and GLWB Conservative. The conditions of the Asset Allocation Program will apply, and you agree to a rebalancing schedule for the Program GLWB Models. You are permitted to transfer your total Policy Value from one Program GLWB Model to another Program GLWB Model. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable allocation model best for you.

Allowable allocation models include certain Non-Program GLWB Models. The Non-Program GLWB Models available for use with the GLWB rider are: VM Managed Risk Model, VM Growth Model, VM Moderate Growth Model, and VM Moderate Model. Each of the four Non-Program GLWB Models is comprised of a single Investment Option that is managed by the fund's investment adviser. Additional information on the Non-Program GLWB Models is available in APPENDIX A. Once you elect (or transfer to) a Non-Program GLWB Model, your allowable GLWB Models will be limited to Non-Program GLWB Models.

Premium payments made to the Policy Value during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the Subaccount(s) in the allowable allocation model you have selected. All withdrawals will be deducted proportionally from the Subaccount(s) in the allowable allocation model.

We have the right to discontinue access to an allowable allocation model. If an allowable allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable allocation model, we will transfer all funds from the discontinued allocation model to a default model as specified in the notice. You may later request to transfer your total Policy Value from the default model to any of the remaining allowable allocation models. If the default model specified is a Non-Program GLWB Model, your allowable allocation models will be limited to Non-Program GLWB Models.

We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable allocation model. We will require you to sign a form to terminate your GLWB rider and request the Investment Option change. Until the service form is received in good order in our office, we will not complete your requested change.

Single Life Option – Rider Election by Surviving Spouse

This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401, 403(b) or 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.

a.	If the surviving spouse has not reached Attained Age 50, the rider will become inactive and will enter the Inactive Phase.
b.	If the surviving spouse has reached Attained Age 50, the rider may be activated into the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person’s death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person’s death.

Joint Spousal Option – for Non-Qualified and IRA Plans

Effective May 1, 2010, the joint spousal option is available for Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). (Policies issued prior to that date were permitted to be issued under the joint spousal option only if they were tax non-qualified.) Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary Beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

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Accumulation Phase

Reset Feature

On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

At the time of a reset:

1.	A new 10-year period begins for:
a.	Premium Accumulation Value; and,
b.	Comparison of anniversary Policy Values to determine the Maximum Anniversary Policy Value.
2.	The charge for the rider will equal the charge in effect for new issues of the same rider.
3.	If the charge increases, we will notify you within 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the FEE TABLE section of this prospectus.
4.	You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

Withdrawals

You are permitted one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy Value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

a – (a * (b / c))

where:

a = Premium Accumulation Value or Maximum Anniversary Policy Value prior to the withdrawal;

b = withdrawal amount;

c = Policy Value prior to the withdrawal

Example:

Assume the following items (actual results will depend on Policy experience):

Premium Accumulation Value (a)	=	$100,000
Maximum Anniversary Policy Value (a)	=	$115,000
Withdrawal Amount (b)	=	$20,000
Policy Value before the withdrawal (c)	=	$120,000

Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:

a = $100,000

b = $ 20,000

c = $120,000

Premium Accumulation after the partial withdrawal

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.16667))

= $100,000 – ($16,666)

= $83,333

The effect of the partial withdrawal on the Maximum Anniversary Policy Value assumed above would be $95,832.95, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Policy Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base

The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

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The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:

▪	Policy Value
▪	Premium Accumulation Value
▪	Maximum Anniversary Policy Value

The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

Lifetime Withdrawal Benefit Amount ("LWBA")

We guarantee, as an obligation of our General Account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy Value, until the death of the last Covered Person. Total withdrawals in a Rider Year that do not exceed the LWBA will not be subject to withdrawal charges as provided by the base Policy and any other rider issued with the base Policy.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:

▪	4.0% - ages 50 through 54
▪	4.5% - ages 55 through 59
▪	5.0% - ages 60 through 64
▪	5.5% - ages 65 through 69
▪	6.0% - ages 70 through 74
▪	6.5% - ages 75 through 79
▪	7.0% - age 80 and older

At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base

Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

x
(y – (z – x))

where:

x = Excess Withdrawal amount with respect to LWBA;

y = Policy Value immediately prior to the withdrawal;

z = total amount of the current withdrawal.

Example:

Assume the following items (actual results will depend on Policy experience):

Benefit Base	=	$100,000
LWBA	=	$5,000
Partial Withdrawal Amount (z)	=	$7,000
Excess Partial Withdrawal Amount (x)	=	$2,000
Policy Value Prior to Withdrawal (y)	=	$90,000

The proportional reduction factor: x/(y – (z-x)) = 2,000 / (90,000 – (7,000-2,000)) = 0.02353

The effect on the Benefit Base is: $100,000 x 0.02353 = $2,353

Applying the reduction to the Benefit Base: $100,000 - $2,353 = $97,647

A reduction in the Benefit Base will reduce the LWBA.

No Excess Withdrawals will be allowed when the Policy Value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base

On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy Value to the Benefit Base. If the Policy Value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy Value and recalculate the LWBA, which will increase the LWBA.

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Additional Premiums

Additional premium payments made during the Withdrawal Phase will:

1.	increase the Policy Value according to the provisions of the Policy; and,
2.	increase the Benefit Base; and,
3.	increase the LWBA.

Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy Value is zero.

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Policy Value to zero and at least one Covered Person is still living, the following will apply:

a.	the monthly rider charge will no longer be deducted; and,
b.	the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
c.	no additional premiums will be accepted; and,
d.	no additional step-ups will occur; and,
e.	any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
f.	the Policy and any other riders will cease to provide any death benefits.

Death Benefit

Upon the death of the last Covered Person, the Beneficiary will elect to receive either the Death Benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy Value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Termination of Rider

Except as otherwise provided under the Single Life Option – Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:

1.	the date of death of the last surviving Covered Person;
2.	the date there is a change of Owner;
3.	the date annuity payments commence under an annuity income option as described in the Policy;
4.	the date an Excess Withdrawal is taken such that the LWBA is less than $100;
5.	the date any asset allocation requirement is violated;
6.	the date a loan is taken from the Policy, as applicable, during the Accumulation Phase or the Withdrawal Phase;
7.	the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:

a.	apply the Policy Value under an annuity income option described in the Policy, or
b.	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

PURCHASES AND POLICY VALUE

POLICY APPLICATION AND ISSUANCE

The Policy is not available for new sales. You purchased your Policy by submitting an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any premium for regulatory reasons, or if the premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial Net Premium to the Policy Value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

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You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. We will issue no 403(b) (TSA) policies for plans that currently do not use Medley! after April 30, 2012, and we will issue no new Policies to participants in 403(b) (TSA) plans that currently use the Medley! variable annuity after June 30, 2012. See this prospectus' TAXES section and Appendix B for details regarding all pension or deferred compensation plans. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
▪	Your premium allocations must be completed in whole percentages, and total 100%.
▪	Initial premium must meet minimum premium requirements.
▪	Your signature and your agent's signature must be on the application.
▪	Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
▪	City, state and date application was signed must be completed.
▪	If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
▪	Your agent must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting of your initial premium payment made by personal check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

Initial Premium

▪	The only premium required. All others are optional.
▪	Must be at least $25,000. If you purchase the optional Minimum Initial Premium Rider, it must be at least $2,000 for all plans, except 403(b) tax-sheltered annuities. The initial premium for a 403(b) Policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50. We have the right to change these premium requirements.

Additional Premiums

▪	Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
▪	Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums

You may allocate your premiums among the variable Investment Options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

YOUR POLICY VALUE

On your Policy's date of issue, the Policy Value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy Value equals the sum of the values in the Registered Separate Account variable Investment Options and the Fixed Account. The Policy Value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable Investment Options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Registered Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy Value held in the Registered Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

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(a)	the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
(b)	the daily administrative expense fee; minus
(c)	the daily mortality and expense risk charge; and this result divided by
(d)	the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made. Telephone transactions, if received by the close of the NYSE (usually 3:00 p.m. Central Time), will be processed that Business Day. If received later, the transaction will be processed the next day the NYSE is open.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Fixed Account Value

The Policy Value of the Fixed Account on any Business Day equals:

(a)	the Policy Value of the Fixed Account at the end of the preceding Policy Month; plus
(b)	any Net Premiums credited since the end of the previous Policy Month; plus
(c)	any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
(d)	any transfer and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
(e)	any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
(f)	the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
(g)	the Fixed Account’s share of charges for any riders; plus
(h)	interest credited on the Fixed Account balance.

PRINCIPAL UNDERWRITER

Ameritas Investment Company, LLC ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct wholly-owned subsidiary of Ameritas Life. AIC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. All persons selling the Policy will be registered representatives and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

SURRENDERS AND WITHDRAWALS

(❖ = Optional Rider)

There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date.

WITHDRAWALS

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional "free" withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first – a "last-in, first-out" procedure.)

The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a Pro-Rata basis, unless you instruct us otherwise. Partial withdrawals may reduce the death benefit as provided by the Policy and other riders as applicable.

Withdrawal Rules

▪	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
▪	Minimum withdrawal is $250.
▪	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
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▪	Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy Value from any Fixed Account option. If you do not specify which Investment Option(s) from which to take the withdrawal, it will be taken from each Investment Option in the proportion that the Policy Value in each Investment Option bears to the total Policy Value.
▪	The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Registered Separate Account.
▪	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

We will allow email and fax request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center email or fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy Value from a specified Investment Option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

❖"FREE" WITHDRAWAL RIDERS

The following Policy riders allow access to certain Policy Value without being subject to withdrawal charges. There is a charge for these riders. For information about the charges for these riders, see this prospectus' FEE TABLE and CHARGES sections. For all Policies that are not issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" Withdrawal Rider, the Expanded "Free" Withdrawal Rider (not available for Policies issued on or after January 1, 2010), or the No Withdrawal Charge Rider must be elected at issue of the Policy. For all Policies that are issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" No Withdrawal Rider or one of the 403(b) TSA No Withdrawal Charge Riders must be elected at issue of the Policy.

❖ The 10% "Free" Withdrawal Rider allows you to withdraw, each Policy Year, up to 10% of your Policy Value without deduction of a withdrawal charge. Under this optional rider, Policy Value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

❖ The Expanded "Free" Withdrawal Rider, which is not available for Policies issued on or after January 1, 2010, allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy Value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings. (Accumulated Policy earnings are the excess of the Policy Value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium. Note that Value+ is not available for Policies issued on and after November 5, 2007.) Under this optional rider, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first – a "last-in, first-out" procedure.) The stated percentage of Policy Value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

❖ The No Withdrawal Charge Rider, which can only be attached to the Policy at issue, allows the Policy to be issued without any withdrawal charges. Other features of a Policy issued with the rider include:

▪	allocations and transfers to the Fixed Account have the following restrictions:
-	allocation of premium to the Fixed Account is limited to 25% of premium without prior approval;
-	the amount transferred to the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) is limited to 10% of the value of all Subaccounts on the most recent Policy Anniversary; and
-	we may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 day notice;
▪	if death occurs after age 69, the death benefit is equal to your Policy Value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes (See BENEFITS AVAILABLE UNDER THE POLICY);
▪	the death benefit is proportionally adjusted for partial withdrawals.

In most jurisdictions, the "other features" of the No Withdrawal Charge Rider, as listed above, are included as part of the rider. However, in Massachusetts, Maryland, and Oregon, these features are incorporated into the base Policy

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that is issued with a No Withdrawal Charge Rider, rather than being made a part of the rider. For all Policies issued with a No Withdrawal Charge Rider, the rider may not be cancelled and will terminate only when the Policy terminates.

❖ The TSA Hardship Waiver Rider, available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy Value made while the Owner/Annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

❖ The TSA No Withdrawal Charge Riders, available only for Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

DELAY OF PAYMENTS

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Registered Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Registered Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of the State where the Policy is delivered.

CANCELLATION RIGHTS

If you are not satisfied with the Policy, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy Value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy Value, whichever amount is greater. This Policy is no longer available for sale.

LOANS

LOANS (403(B) PLANS ONLY)

Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy Value is at least $5,000. The Owners can take loans from the Policy Value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.) On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee (currently $25; guaranteed maximum is $40) for each loan as a loan origination fee; however, this fee will be waived if loan repayment is established on an automatic basis. (This charge does not apply to Policies issued prior to January 1, 2002 or to loans made in states where origination fees are not approved.)

MINIMUM AND MAXIMUM LOAN AMOUNTS

Minimum - $1,000. Each loan must individually satisfy this minimum amount.

Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owed during the previous 12 months, or (ii) the greater of a) $10,000 or b) 50% of your Policy Value. The loan limit due to a federal disaster declaration is increased to $100,000 and delays the repayment for up to one year.

HOW LOANS ARE PROCESSED

All loans are made from our General Account. We transfer Policy Value to our General Account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy Value transfers related to loan processing. We are usually able to process a loan request within seven Business Days.

LOAN INTEREST

Interest rate charged on loan balance: guaranteed maximum rate is 8%; we may declare a lower current interest rate. Interest rate credited to Policy Value that is collateral for the loan: guaranteed minimum rate is 3%; we may declare a higher current interest rate. Amounts used as collateral for loans under your Policy do not participate in the performance of the Investment Options. Therefore, loans can affect your Policy Value and death benefit regardless of whether or not they are repaid. You may contact us at 800-745-1112 to obtain current loan and collateral rates.

Specific loan terms are disclosed at the time of loan application or issuance.

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LOAN REPAYMENT

Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. The loan repayment is delayed for up to one year if the loan was made due to a federal disaster. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current Investment Option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

Any Policy loan balance must be repaid prior to the activation of the GLWB rider. Once the GLWB rider is activated, no Policy loans may be taken.

POLICY DISTRIBUTIONS, INCLUDING ANNUITY INCOME PAYMENTS

While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

TRANSFERRING THE POLICY

We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

TAXES

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is not intended as tax advice. All information is subject to change without notice. Generally, amounts payable to a Beneficiary on the Policy Owner's death will be included in the estate of the Policy Owner for federal estate tax purposes, however we make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions as applied to your particular situation. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation Of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

▪	after the taxpayer reaches age 59 1/2;
▪	upon the death of the Owner;
▪	if the taxpayer is defined as totally disabled;
▪	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the Beneficiary;
▪	under an immediate annuity; or
▪	under certain other limited circumstances.

Taxation Of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your annuity, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as Beneficiary, they may

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take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the Beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans including:

▪	Tax Sheltered Annuities, Code Section 403(b);
▪	Individual Retirement Annuities (IRAs), Code Section 408(b);
▪	Simplified Employee Pension (SEP IRA), Code Section 408(k);
▪	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
▪	Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The Insurance Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). While most of these provisions became effective January 1, 2009, the new regulations on tax-free exchanges of contracts became effective September 24, 2007. The new 403(b) regulations allow for the exchange of annuity contracts if the plan sponsor (employer) and the contract provider (insurance company) agree to share certain information. This contrasts with prior rules, when a contract Owner (employee) and the insurer(s) could complete an exchange without directly involving the plan sponsor. We discontinued issuing new 403(b) TSA Policies on June 30, 2012. We will continue to provide services for existing Policies.

We will follow the IRS Regulations to help assure that the steps we and your plan sponsors take will maintain the tax-deferred nature of your 403(b) contract. Our Service Center is available to assist you with any of your contract needs.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Registered Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

FINANCIAL INFORMATION

Financial statements of the Subaccounts of the Registered Separate Account and the Insurance Company are included in the Statement of Additional Information. To learn how to obtain a copy, see the Table of Contents page or the last page of this prospectus.

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APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of portfolio companies available under the Policy. More information about the portfolio companies is available in the prospectuses for the portfolio companies, which may be amended from time to time and can be found online at ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-745-1112 or by sending an email request to alictd@ameritas.com.

Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's Company's past performance is not necessarily an indication of future performance.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
Current income and long-term capital appreciation.	Alger Balanced Portfolio, Class I-2 Fred Alger Management, LLC	0.94%	16.15%	11.02%	10.41%
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds® IS Managed Risk Asset Allocation Fund, Class P2 Capital Research and Management Company (SM) / Milliman Financial Risk Management LLC	0.90%	11.67%	6.43%	7.17%
Seeks to provide long-term capital appreciation.	American Funds® IS New World Fund, Class 2 Capital Research and Management Company (SM)	0.82%*	28.29%	5.33%	9.25%
The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-sized domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index). [1]	BNY Mellon MidCap Stock Portfolio, Service Shares BNY Mellon Investment Adviser, Inc. / Newton Investment Management North America, LLC	1.05%*	9.81%	9.39%	8.51%
Total return.	Calvert VP SRI Balanced Portfolio, Class I Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I Calvert Research and Management	0.48%*	30.90%	8.53%	7.86%
Investing to correspond with the returns of the Bloomberg Barclays U.S. Aggregate Bond Index.	CVT Investment Grade Bond Index Portfolio, Class I Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.32%*	6.90%	-0.44%	1.87%
Investing to correspond with the returns of the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio, Class I Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.49%*	20.39%	14.73%	19.09%
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.40%*	12.45%	5.83%	9.32%
Investing to correspond with the returns of the S&P 500 Index. [1]	CVT S&P 500 Index Portfolio Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.28%*	17.50%	14.09%	14.47%
Investing to correspond with the returns of the S&P MidCap 400 Index. [1]	CVT S&P MidCap 400 Index Portfolio, Class I Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.33%*	7.14%	8.77%	10.37%
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc [2] and Parametric Portfolio Associates LLC	0.93%*	8.06%	6.67%	6.74%
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC	0.91%*	8.51%	5.71%	6.37%
Current income.	CVT Volatility Managed Moderate Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC	0.89%*	6.98%	4.02%	5.39%
Long-term capital growth.	DWS International Opportunities VIP, Class A DWS Investment Management Americas, Inc.	0.86%*	18.92%	3.13%	7.37%
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A DWS Investment Management Americas, Inc.	0.80%*	18.21%	9.66%	7.57%
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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager 50% Portfolio, Service Class 2 [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.76%*	14.72%	5.41%	6.87%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Fidelity® VIP Asset Manager 70% Portfolio, Service Class 2 [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.86%*	17.96%	7.37%	8.59%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Service Class 2 [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.79%	21.24%	15.08%	15.49%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [1]	Fidelity® VIP Equity-Income PortfolioSM, Service Class 2 [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.71%	18.75%	12.23%	11.32%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.25%	4.13%	3.10%	2.03%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Service Class 2 [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.80%	14.63%	13.42%	17.16%
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Service Class 2 [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	1.06%*, **	10.31%	4.00%	5.34%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.62%	6.93%	-0.21%	2.45%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Service Class 2 [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.80%	11.49%	9.83%	10.31%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Service Class 2 [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.97%	20.05%	6.35%	7.66%
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2 Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2 Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series I Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I Invesco Advisers, Inc.	1.02%	7.85%	1.73%	2.44%
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.86%*	8.99%	8.89%	9.12%
Capital growth by investing in common stocks. Income is a secondary objective.	LVIP Avantis Large Cap Value Fund, Standard Class II (named LVIP American Century Disciplined Core Value Fund, Standard Class II prior to 5/01/26) Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.71%*	14.86%	8.78%	10.39%
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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
Seeks total return.	MFS® Global Real Estate Portfolio, Initial Class Massachusetts Financial Services Company	0.90%*	3.53%	1.32%	5.01%
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® Income Portfolio, Initial Class Massachusetts Financial Services Company	0.67%*	7.33%	0.66%	3.58%
Seeks capital appreciation.	MFS® New Discovery Series, Initial Class Massachusetts Financial Services Company	0.87%*	12.96%	-0.28%	10.74%
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class Massachusetts Financial Services Company	0.90%*	22.05%	5.51%	7.54%
Seeks total return.	MFS® Total Return Series, Initial Class Massachusetts Financial Services Company	0.61%*	11.16%	6.42%	7.63%
Seeks total return.	MFS® Utilities Series, Initial Class Massachusetts Financial Services Company	0.78%*	15.01%	7.64%	9.49%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company	1.25%*	32.96%	4.37%	7.27%
Total return.	Morgan Stanley VIF Global Strategist Portfolio, Class I Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Limited	0.90%*	17.40%	5.31%	6.85%
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II ALPS Advisors, Inc. / Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II ALPS Advisors, Inc. / Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II ALPS Advisors, Inc. / Morningstar Investment Management LLC	0.84%*	11.70%	4.43%	5.46%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I Neuberger Berman Investment Advisers LLC	0.85%*	11.56%	10.06%	7.75%
To seek to provide total return through a combination of capital appreciation and current income.	Nomura VIP Balanced Series, Service Class Delaware Management Company / Macquarie Investment Management Global Limited	1.03%*	11.79%	7.85%	8.38%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II T. Rowe Price Associates, Inc.	1.00%	18.43%	11.41%	15.25%
Long-term capital appreciation.	Third Avenue Value Portfolio Third Avenue Management LLC	1.31%*	34.85%	17.68%	9.66%

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place and reflect temporary fee reductions under such an arrangement.
**	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, total annual operating expenses after fee waiver and/or expense reimbursement are 0.92%.
1	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
2	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

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POSSIBLE ALLOCATIONS CHART

The following is a summary of the possible allocations of Policy Value an Owner may make:

If your Policy was issued WITHOUT a GLWB rider, or was issued WITH a GLWB rider that is currently INACTIVE, you may allocate your Policy Value to one of the following options:
You may allocate to any combination of available Subaccounts (variable Investment Options listed on Portfolio Companies Available Under the Policy chart above) and the Fixed Account.(1)	You may allocate to any one of the five available Asset Allocation Program models: (2) ▪ Aggressive ▪ Capital Growth ▪ Balanced ▪ Moderate ▪ Conservative

If your Policy was issued WITH a GLWB rider that is currently ACTIVE, you may allocate your Policy Value to one of the following options:
You may allocate to any one of the three allowable Program GLWB Models: (3,4) ▪ GLWB Balanced ▪ GLWB Moderate ▪ GLWB Conservative

You may elect one of the four allowable Non-Program GLWB Models: (5,6)

▪  VM Managed Risk

▪  VM Growth

▪  VM Moderate Growth

▪  VM Moderate

Once you elect to transfer to a Non-Program GLWB Model, your allowable GLWB Models will be limited to Non-Program GLWB Models.

You may NOT allocate any Policy Value to the Subaccounts, the Fixed Account, or the Asset Allocation Program models.

(1)	Combinations of available Subaccounts and the Fixed Account are subject to limitations. See Portfolio Companies Available Under The Policy chart above.
(2)	Requires that you meet conditions for participation in the Program. Asset Allocation Program models use fund-specific model recommendations originally developed by an unaffiliated third party investment adviser. The Program models are now static.
(3)	Requires that you meet conditions for participation in the Program. Program GLWB Models use fund-specific model recommendations originally developed by an unaffiliated third party investment adviser. Program GLWB Models are now static.
(4)	If you use a Program GLWB Model, you may elect to transfer to another Program GLWB Model or you may elect to transfer to a Non-Program GLWB Model. However, if you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models. Thereafter, your allowable GLWB Models will be limited to Non-Program GLWB Models.
(5)	The Non-Program GLWB Models (also referred to as "VM Models") each consists of a single Investment Option. Three of the VM Models (VM Growth, VM Moderate Growth, and VM Moderate) receive investment sub-advisory services from Ameritas Investment Partners, Inc., an affiliate. See the Non-Program GLWB Models section.
(6)	If you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models.

FIXED OPTIONS AVAILABLE UNDER THE POLICY

The following is a list of Fixed Options currently available under the Policy. We may change the features of the Fixed Options listed below, offer New Fixed Options, and terminate existing Fixed Options. We will provide you with a written notice before doing so. Features and limitations of the Fixed Options are described in section THE FIXED ACCOUNT FIXED INTEREST RATE OPTION.

Name	Term	Minimum Guaranteed Interest Rate(1)
Fixed Account (2)	One Year (3)	3%

(1)	When you select the No Withdrawal Charge Rider, you will earn a minimum interest rate that will yield at least 1% per year, compounded annually; otherwise, you will earn a minimum interest rate that will yield at least 3% per year, compounded annually.
(2)	The Fixed Account is not an available Investment Option for Policies with the GLWB rider. The Fixed Account Investment Option is not available for Policies issued in the States of Oregon or Washington.
(3)	The current interest rate may be higher than the Minimum Guaranteed Interest Rate. A renewal interest rate will be declared prior to the first day of the month of the Policy Anniversary and will be applicable for one year. Interest Rates are guaranteed on a Policy Year basis.

You may obtain the current declared interest rate or the renewal rate for the Fixed Account at no cost, or transfer Policy Value, by calling 800-745-1112, by sending an email request to alictd@ameritas.com or by contacting your financial professional.

Prior to the Annuity Date, you may transfer Policy Value from the Registered Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount subject to the Transfer Rules as outlined in the GENERAL DESCRIPTION OF THE POLICY.

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APPENDIX B: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ▪ Traditional IRA ▪ SEP IRA ▪ SIMPLE IRA ▪ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or CPA to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, if you elect to cancel your Policy you may be subject to a withdrawal charge.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code (Code) provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Inherited IRA

If you inherited this IRA from anyone other than your deceased spouse, you may not make any contributions to this IRA, including Rollover contributions.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if at any time during the year you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $7,500 in 2026 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,100 (for a total 2026 contribution limit of $8,600 if you’re at least 50 years old), so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of your and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such Rollover contributions are not limited by this annual contribution maximum. You may not roll over any amount required by Traditional IRA rules to be distributed to you.

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Contributions must be made by the due date for filing your tax return. Except for a SEP IRA, an extension of the filing deadline for your tax return does not extend the time during which your Traditional IRA contribution may be made. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your modified adjusted gross income ("MAGI") is above the phase-out level. When you file your tax return, you must designate any contributions as being either deductible or nondeductible. If you make a nondeductible contribution to your Traditional IRA, you must use IRS Form 8606 (Nondeductible IRA Contributions, IRA Basis and Nontaxable IRA Distributions). IRS Form 8606 is filed with your tax return. If you did not properly report a nondeductible contribution, tax consequences and penalties may apply. See the instructions for your federal income tax return or IRS Publication 590-A for more details regarding MAGI and reporting obligations with respect to IRA contributions.

Unless it is a Rollover contribution, your contribution must be paid in cash. You may make contributions consisting of regular contributions, catch-up (age 50 and over) contributions, additional authorized contributions, Rollovers, or transfers to your Traditional IRA.

From time to time, new legislation authorizes additional contributions to IRAs under prescribed circumstances by eligible individuals. For a full listing and explanation of the tax implications of all additional authorized contributions, including repayments of Qualified Reservist Distributions, Coronavirus-Related Distributions, or Qualified Disaster Distributions, and contributions of Qualified Settlement Income, Qualified Plan Loan Offsets, Difficulty of Care Payments, etc., see the most recent IRS Publication 590-A.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP IRA, SIMPLE IRA, SIMPLE 401(k), and certain governmental plans) for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your MAGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of MAGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	MAGI	MAGI

2024	$123,000 - $143,000	$77,000 - $87,000
2025	$126,000 - $146,000	$79,000 - $89,000
2026	$129,000 - $149,000	$81,000 - $91,000

In 2026, if you are not an active participant in an employer sponsored plan, but your spouse is an active participant, (and you are filing jointly), you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your MAGI is below $242,000 and the deductible contribution for you is phased out between $242,000 and $252,000 of MAGI. These phase-out ranges are required to be increased by the IRS to reflect increases in inflation. If you are married but file a separate tax return from your spouse and your spouse is an active participant, your deduction is phased out between $0 and $10,000 of MAGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-deferred until you withdraw them.

Excess Contributions

If you contribute more than the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax for the year for which the excess contribution was made. Earnings distributed will be taxable in the year for which the contribution was made.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

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Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is an additional 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a Beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated Beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if (a) he or she has received unemployment compensation for 12 consecutive weeks or more; (b) the distribution is made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made to pay for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is made to satisfy a levy issued by the IRS; (9) the distribution is a qualified reservist distribution; (10) the distribution is made to pay for certain expenses related to birth or adoption; (11) the distribution constitutes an emergency personal expense distribution made after December 31, 2023; (12) the distribution is an eligible distribution to a domestic abuse victim made after December 31, 2023; (13) the distribution is made to a terminally ill individual; (14) the distribution is made in connection with certain federally declared disasters; or (15) the distribution is made in accordance with new legislation or IRS guidance authorizing distributions in special circumstances. Generally, the part of a distribution attributable to nondeductible contributions is not includible in income and is not subject to the 10% penalty. The above listed exceptions to the 10% premature tax are subject to certain limitations and restrictions. For details regarding exceptions to the 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½ as well as any eligible repayment of these distributions, see the information in the most recent IRS Publication 590-A.

Some distributions exempt from the 10% premature distribution tax may be repaid subject to certain restrictions. For details regarding exceptions to the 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½ as well as any eligible repayment of these distributions, see the information in the most recent IRS Publication 590-A.

Tax laws require you to take a Required Minimum Distribution (RMD) each year once you reach a certain required beginning age. For individuals who turn 72 on or before December 31, 2022, the required beginning age is 72. For individuals who turn 72 after December 31, 2022, the required beginning age is 73. The required beginning age will change to 75 for individuals who turn 74 after December 31, 2032. When you reach your required beginning age, you must elect to receive RMDs no later than April 1 of the following year(Required Beginning Date) whether or not you have retired. There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. At your request we will calculate the RMD for you. Prior to taxable years beginning in 2023, the penalty for failure to take the RMD could result in an additional tax of 50% of the amount not taken. For taxable years beginning in 2023, the penalty for failure to take the RMD is reduced to 25% of the amount not taken and this penalty can be reduced to 10% if correction is made within the appropriate “correction window.”

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated Beneficiary as required below and as selected by such Beneficiary. However, if you die after Required Minimum Distributions commence, distributions must generally be made under the payment option selected before death. In this case, Required Minimum Distributions may be required prior to complete distribution of the funds.

Your designated Beneficiary must withdraw the funds remaining no later than December 31 of the calendar year in which the tenth anniversary of your death occurs, or if your Beneficiary is an eligible designated Beneficiary, the funds may be withdrawn over the life or life expectancy of the eligible designated Beneficiary, beginning on or before December 31 of the calendar year following the year of your death. However, if the designated Beneficiary is your spouse, payments may be delayed until December 31 of the calendar year in which you would have reached your required beginning age. If you did not designate a Beneficiary that is an individual, the funds remaining generally must be distributed within five years after your death.

Your surviving spouse, if the sole Beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA. An eligible designated Beneficiary is a designated Beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual or an individual who is not more than 10 years younger than you. Once your minor child reaches the age of majority, any remainder of the child's interest in the IRA must be distributed within 10 years after the date on which the age of majority is attained.

Tax Consequences

Amounts paid to you or your Beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 25%. The penalty is reduced to 10% if the correction is made within the applicable correction window.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k)

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plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Under certain circumstances the IRS may waive the 60-day requirement, or you may qualify for an automatic waiver. For details, see information on Rollovers completed after the 60-day period in the most recent IRS Publication 590-A. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12-month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred tax-free to an IRA (which is not a SIMPLE IRA) during the two-year period following the date you first participate in any SIMPLE IRA maintained by your employer.

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

a.	distributions which are part of a series of substantially equal periodic payments (made at least annually) over your lifetime or life expectancy, the lifetimes or life expectancies of you and your Beneficiary, or a period of 10 years or more;
b.	Required Minimum Distributions made during or after the year you reach your Required Beginning Date;
c.	any hardship distributions made under the terms of the plan; and
d.	amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.
e.	corrective distributions of excess contributions or excess deferrals, and any income allocable to the excess, or of excess annual additions and any allocable gains.

Under certain circumstances, you may roll over all or a portion of your distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, SEP IRA, or SIMPLE IRA (if it has been at least two years since you first participated in the SIMPLE IRA), or governmental 457 plan. However, you may not roll over after-tax contributions from your Traditional IRA to a 401(a) plan, 401(k) plan, 403(b) plan, or governmental 457 plan. You may also be eligible to make a one-time qualified Health Savings Account (HSA) funding distribution from your Traditional IRA or Roth IRA to your HSA.

For rules applicable to Rollovers or transfers to Roth IRAs, see the paragraphs below on Roth IRA.

SEP IRA

A SEP IRA allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs. See Publication 560 for more details.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

Roth IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, and your (and your spouse's) MAGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $7,500 for 2026. If you are age 50 or older, the Annual Contribution Limit is increased by $1,100, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

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The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

Active participants with income above the phase out range are not entitled to a Roth IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	MAGI	MAGI

2024	$230,000 – $240,000	$146,000 – $161,000
2025	$236,000 – $246,000	$150,000 – $165,000
2026	$242,000 – $252,000	$153,000 – $168,000

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) MAGI. In 2026, you may contribute the maximum contribution to your Roth IRA if you are single and your MAGI is less than $153,000. Your ability to contribute to your Roth IRA is phased out at $168,000. You may contribute the maximum contribution to your Roth IRA if you are married and filing jointly and your MAGI is less than $242,000. Your ability to contribute to your Roth IRA is phased out at $252,000. These phase-out ranges are required to be increased by the IRS to reflect increases in inflation. If you are married but file a separate tax return from your spouse and lived with your spouse at any time during the year, you cannot make a Roth IRA contribution if your MAGI is $10,000 or more.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute more than the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax for the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if it is a qualified distribution meeting the following requirements: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, your death or disability, or for qualified first-time home buyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includible in income, if the distribution is made within the five-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed to your designated Beneficiary no later than the end of the tenth calendar year after your death occurs or if your Beneficiary is an eligible designated Beneficiary, over the life or life expectancy of the eligible designated Beneficiary and must begin on or before December 31 of the calendar year following the year of your death.

However, if the designated Beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own. If you do not designate a Beneficiary that is an individual, the entire benefit must be distributed within five years of your death.

An eligible designated Beneficiary is a designated Beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual or an individual who is not more than 10 years younger than you.

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA

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if you convert such amounts within 60 days after distribution. Note that Rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. A conversion of a Traditional IRA to a Roth IRA cannot be recharacterized as having been made to a Traditional IRA. See IRS Publication 590-A and consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump sum Distribution

If you decide to receive the entire value of your IRA in one lump sum, the full amount is taxable when received (except as to nondeductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special ten year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of qualified retirement plans. Distributions are also not eligible for capital gains treatment.

Nontransferability

You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA always belongs to you, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includible in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Estate Tax

Generally, amounts payable to a Beneficiary on the Policy Owner’s death will be included in the estate of the contract Owner for federal estate tax purposes. Further, transfers of IRA assets to a named Beneficiary made during your life may be subject to federal gift taxes under IRC Section 2501. However, we make no attempt to review any state or local laws or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions as applied to your particular situation. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Charitable Distributions

If you are age 70½ or older, you may make tax-free distributions of up to $100,000 per year directly from your IRA to certain charitable organizations. Beginning in 2023, this amount is indexed for inflation and may increase for subsequent tax years. Also beginning in 2023, part of this charitable distribution may include a one-time distribution of up to $50,000 directly from your IRA to certain split-interest entities (such as charitable remainder trusts or charitable gift annuities). Many times, charitable distributions qualify as RMDs. Special tax rules may apply. For further detailed information, see the most recent IRS Publication 590-B.

IRS Filing

Generally, a Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts) must be filed if an individual owes taxes on premature distributions from, or excess contributions to, his or her IRA. Therefore, you must file Form 5329 with the Internal Revenue Service for each taxable year during which excise taxes are due because of a premature distribution or failure to receive a mandatory excess distribution.

IRS Approval

Your IRA annuity has not been submitted to the Internal Revenue Service for approval as to the form of the contract.

STATUS OF OUR IRA

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

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DISCLOSURE SUMMARY Ameritas Life Insurance Corp.	For annuity policies issued as a: TAX SHELTERED ANNUITY Under IRC Section 403(b)

The Policy may have been purchased by your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' FEE TABLE and CHARGES sections describe applicable costs. You should refer to the Policy and Riders for a full description of the benefits and charges of purchasing the Policy for an IRC 403(b) plan.

CONTRIBUTIONS

Contributions under the Policy must be remitted by the employer. You may, if permitted by the applicable 403(b) plan documents and with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from an eligible retirement plan that meets the requirements of IRC Sections 403(b). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Policy are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $24,500 for 2026. Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your employer under a salary reduction agreement you enter into with your employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 402(g) which apply to this Policy and all other 403(b), 401(k), or 457 plans, contracts or arrangements with your employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $8,000. This amount may be increased for inflation in future years. Effective after December 31, 2024, age-based catch-up contribution limits for an individual aged 60-63 is increased to the greater of $10,000 or 50 percent more than the regular age 50 catch-up amount declared in 2024 (subject to IRS annual cost of living adjustment in $500 increments). For 2026, the age-based catch up limits for an individual aged 60 – 63 is $11,250. After December 31, 2025 (pursuant to IRS Notice 2023-62), the catch-up contributions to 403(b) plans must be made on a Roth basis if the employee’s wages for the prior year are above $145,000.

Notwithstanding any provision of the Policy to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Policy to comply with IRC Section 403(b) or the Plan.

Loans

For 403(b) TSA Policies issued after January 1, 2002, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' LOANS section.

Distributions

When Annuity Income Payments Begin

Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than your required beginning age described below, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

For individuals who turn 72 on or before December 31, 2022, the required beginning age is 72. For individuals who turn 72 after December 31, 2022, the required beginning age is 73. The required beginning age will change to 75 for individuals who turn 74 after December 31, 2032.

Permitted Distributions

Distributions of Policy Value may be withdrawn from employee contributions, from qualified matching contributions, qualified nonelective contributions and earnings:

▪	upon the Owner's severance of employment;
▪	after the Owner reaches age 59½;
▪	upon the Owner's death;
▪	due to disability within the meaning of IRC Section 72(m)(7);
▪	in the case of elective deferrals, due to financial hardship;
▪	as a qualified reservist distribution;
▪	due to a qualified birth or adoption.
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▪	for qualified disaster recovery distributions;
▪	for eligible distributions to a domestic abuse victim (Effective date: Distributions made after December 31, 2023.);
▪	for emergency personal expense distributions, if offered by your plan (Effective date: Distributions made after December 31, 2023.); or
▪	for certain distributions, subject to limitations, each year for the payment of premiums for certified long-term care insurance (Effective date: Distributions made after December 29, 2025.).

Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, distributions of salary deferrals in excess of IRC limits contributed to the Policy are permitted, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted. However, the applicable plans document must both permit the transfer.

If the Owner's employer has established an ERISA plan under IRC Section 403(b), any distributions under this Policy will be restricted, as provided in IRC Sections 401(a)(11) and 417.

Direct Rollover Option

A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or (b) as part of a life annuity.

Required Minimum Distributions

Distributions under the Policy made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC Section 401(a)(9) pursuant to final and temporary regulations issued by the IRS.

Tax laws require you to take a Required Minimum Distribution (RMD) each year once you reach a certain required beginning age. For individuals who turn 72 on or before December 31, 2022, the required beginning age is 72. For individuals who turn 72 after December 31, 2022, the required beginning age is 73. The required beginning age will change to 75 for individuals who turn 74 after December 31, 2032. When you reach your required beginning age, you must elect to receive RMDs no later than April 1 of the following year (Required Beginning Date) whether or not you have retired. There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. At your request we will calculate the RMD for you. Prior to taxable years beginning in 2023, the penalty for failure to take the RMD could result in an additional tax of 50% of the amount not taken. For taxable years beginning in 2023, the penalty for failure to take the RMD is reduced to 25% of the amount not taken and this penalty can be reduced to 10% if correction is made within the appropriate “correction window.”

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the IRC requirements.

Distributions From Your TSA After Your Death

If you die before all the funds in your TSA have been distributed, the remaining funds will be distributed to your designated Beneficiary as required below and as selected by such Beneficiary.

Your designated Beneficiary must withdraw the funds remaining no later than December 31 of the calendar year in which the tenth anniversary of your death occurs; or if your Beneficiary is an eligible designated Beneficiary, over the life or life expectancy of the eligible designated Beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the designated Beneficiary is your spouse, payments may be delayed until December 31 of the calendar year in which you would have reached your required beginning age. If you did not designate a proper Beneficiary, the funds remaining generally must be distributed within five years after your death.

Conversion Of A 403(B) Policy To A Non-403(B) Qualified Policy

Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a rollover, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under IRC Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

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STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about the Registered Separate Account, us, and the Policy. You may obtain a copy without charge upon request, and make other inquiries about your Policy, by calling our toll-free telephone number 800-745-1112 or accessing the following website ameritas.com.

REPORTS TO YOU

We will send you a statement at least annually showing your Policy Value and any outstanding loan balance. As long as your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account or other systematic transfer programs, you will also receive a quarterly report, which will be confirmation of premium payments and regular monthly deductions. We will confirm any other premium payments, Policy loans, Subaccount transfers, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

Also, reports and other information about the Registered Separate Account and the Insurance Company, are available on the SEC's website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FINRA PUBLIC DISCLOSURE PROGRAM

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is 800-289-9999. FINRA does not charge a fee for the BrokerCheck program Services.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

about the Policy described in this prospectus, or wish to request a Statement of Additional Information,

contact your sales representative, email,

write or telephone us at the following:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: ameritas.com

Email: clientservices@ameritas.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

© 2026 Ameritas Life Insurance Corp.	SEC Registration # 811-05192
Class/Contract # C000050462
File # 333-142483
Medley!	70

Statement of Additional Information: May 1, 2026
to accompany Policy Prospectuses listed below.

Variable Annuity Policies:
Overture Annuity	Overture Accent!
Overture Annuity II	Medley!
Overture Annuity III	Overture Medley ®
Overture Annuity III-Plus	Direction Variable Annuity
Overture Acclaim!
offered through
Ameritas Variable Separate Account VA-2

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1

SERVICES	2
PURCHASE OF SECURITIES BEING OFFERED
UNDERWRITER
CALCULATION OF PERFORMANCE DATA

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS
SERVICE MARKS AND COPYRIGHTS
LICENSING AGREEMENT

FINANCIAL STATEMENTS	4

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by emailing us, or accessing through our website at ameritas.com/prospectuses, or by calling us at 800-745-1112. Defined terms used in the current prospectus for the Policy and not otherwise defined herein are incorporated in this Statement of Additional Information.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 (referred to as the "Registered Separate Account") is a separate investment account of Ameritas Life Insurance Corp. (“Insurance Company, we, us, our, Ameritas Life). We are engaged in the business of issuing life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

The Registered Separate Account is a segregated asset account of Ameritas Life established to receive and invest your Premiums. The Separate Account was established on May 28, 1987, under the laws of the State of Nebraska, in accordance with resolutions set forth by the Ameritas Life Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Ameritas Life maintains and services the Policies described in this Statement of Additional Information and in the prospectus, in accordance with its terms.

Ameritas Variable Separate Account VA-2	SAI: 1	Statement of Additional Information

SERVICES

Affiliates of Ameritas Life may provide administrative services, including but not limited to third party administrative services, policy administration and other operation support services, claims administration, and development and maintenance of software, to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On October 1, 2021, Ameritas Life entered into a Fourth Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC (“AIC”), Variable Contract Agency, LLC, Ameritas Advisory Services, LLC, Select Benefits Group, LLC dba Dental Select, and Ameritas Bluestar Retirement Services, LLC. At the time of the Agreement, all parties to the Agreement were wholly owned subsidiaries of AHC or Ameritas Life. Ameritas Bluestar Retirement Services, LLC and Select Benefits Group, LLC dba Dental Select have since been dissolved. Ameritas Life made no payments for administrative services provided by affiliated companies in 2023, 2024, or 2025.

All matters of state and federal law pertaining to the Policy have been reviewed by the Ameritas Life internal legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policies sold under the Separate Account are flexible premium deferred variable annuity policies. We pay commissions for the sale of the Policies. Our underwriter and affiliate, Ameritas Investment Company, LLC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. The agents who sell and service the Policy are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

The Policies listed above, and offered through the Separate Account, are no longer offered for new sales. The Policies were distributed by AIC (the “Underwriter”), a wholly owned subsidiary of ours, 5900 O Street, Lincoln, Nebraska 68510 (formerly Ameritas Investment Corp. which served as underwriter until its conversion to a limited liability company in January, 2020). AIC entered into contracts with various broker-dealers to distribute the Policy.

YEAR:	2023	2024	2025
Variable annuity commissions the Insurance Company paid to the Underwriter that were paid to other broker-dealers and representatives (not kept by the Underwriter.)	$3,319,563	$2,408,127	$1,635,662
Variable annuity commissions earned and kept by the Underwriter.	$0	$0	$0
Fees the Insurance Company paid to the Underwriter for variable annuity Principal Underwriter services.	$1,110,447	$931,356	$1,369,792

CALCULATION OF PERFORMANCE DATA

When we advertise performance for a Subaccount (except any money market subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. A Policy owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Ameritas Variable Separate Account VA-2	SAI: 2	Statement of Additional Information

STANDARDIZED PERFORMANCE REPORTING

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring fees that are charged to all Policy Owners. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

NON-STANDARDIZED PERFORMANCE REPORTING

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

YIELDS

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period.

The yield reflects all recurring fees that are charged to all Policy owners. Net investment income will be determined according to rules established by the SEC. For any fees that may vary with the size of account, we assume an account size equal to the Subaccount's mean (or median) Account Value. As a result, the yield does not reflect the Policy fee. We also assume the Policy will continue (since the Policy is intended for long-term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the money market subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven-calendar-day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. The money market subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy Value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The money market subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The money market subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven-calendar-day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy Owner's investment in the money market subaccount nor that Subaccount's investment in the money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of

Ameritas Variable Separate Account VA-2	SAI: 3	Statement of Additional Information

the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Ameritas Life Insurance Corp. (the “Licensee”) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.

S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2025 and 2024, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2025, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the Subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2025, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1100 Capitol Avenue, Suite 300, Omaha, NE 68102.

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account VA-2	SAI: 4	Statement of Additional Information

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA-2

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Variable Separate Account VA-2 (the “Account”) listed in Note 1 as of December 31, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1 (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 19, 2026

We have served as the Account’s auditor since 1987.

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FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
547,674.666 shares at $29.43 per share (cost $12,662,818)	$16,118,065
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
64,441.271 shares at $29.16 per share (cost $1,551,443)	1,879,107
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity-Income SC2) -
341,844.218 shares at $28.13 per share (cost $7,939,979)	9,616,078
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
289,644.741 shares at $97.72 per share (cost $21,635,876)	28,304,084
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
28,229.031 shares at $96.56 per share (cost $2,129,380)	2,725,795
Fidelity(R) VIP Growth Portfolio, Service Class 2 (Growth SC2) -
86,233.543 shares at $92.88 per share (cost $7,045,088)	8,009,371
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
474,325.804 shares at $4.88 per share (cost $2,384,630)	2,314,710
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
90,033.196 shares at $4.84 per share (cost $462,200)	435,761
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Income SC2) -
6,301,918.387 shares at $4.61 per share (cost $32,441,819)	29,051,844
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
127,437.151 shares at $27.52 per share (cost $2,654,728)	3,507,070
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
17,424.200 shares at $27.32 per share (cost $369,807)	476,029
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
251,153.408 shares at $27.12 per share (cost $5,523,327)	6,811,280
Fidelity(R) VIP Asset Manager 50% Portfolio, Initial Class (Asset Mgr. IC) -
300,837.483 shares at $17.62 per share (cost $4,649,604)	5,300,756
Fidelity(R) VIP Asset Manager 50% Portfolio, Service Class (Asset Mgr. SC) -
58,491.056 shares at $17.39 per share (cost $893,444)	1,017,159
Fidelity(R) VIP Asset Manager 50% Portfolio, Service Class 2 (Asset Mgr. SC2) -
75,766.536 shares at $16.97 per share (cost $1,153,206)	1,285,758
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
303,718.984 shares at $11.36 per share (cost $3,780,009)	3,450,248
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
4,455,715.055 shares at $10.97 per share (cost $54,721,486)	48,879,194
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
424,703.989 shares at $59.89 per share (cost $16,825,804)	25,435,522
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
79,905.530 shares at $59.33 per share (cost $3,154,574)	4,740,795

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
586,383.285 shares at $56.86 per share (cost $23,394,428)	$33,341,754
Fidelity(R) VIP Asset Manager 70% Portfolio, Initial Class (Asset Mgr. Gr. IC) -
29,003.708 shares at $25.87 per share (cost $486,896)	750,326
Fidelity(R) VIP Asset Manager 70% Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,488.031 shares at $25.57 per share (cost $106,934)	165,899
Fidelity(R) VIP Asset Manager 70% Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
27,613.409 shares at $25.23 per share (cost $574,569)	696,686
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
114,683.346 shares at $35.17 per share (cost $3,964,466)	4,033,413
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
42,323,479.500 shares at $1.00 per share (cost $42,323,480)	42,323,480
Fidelity(R) VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
1,252,066.750 shares at $1.00 per share (cost $1,252,067)	1,252,067
Fidelity(R) VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
17,855.602 shares at $650.21 per share (cost $5,799,735)	11,609,891
Fidelity(R) VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
40,321.909 shares at $11.07 per share (cost $453,782)	446,364
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
274,465.078 shares at $22.56 per share (cost $4,577,135)	6,191,932
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities) -
678,084.168 shares at $37.73 per share (cost $20,328,215)	25,584,116
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
396,413.498 shares at $15.60 per share (cost $6,712,158)	6,184,051
MFS(R) Total Return Series Portfolio, Initial Class (Total Return) -
252,896.231 shares at $23.33 per share (cost $5,908,226)	5,900,069
MFS(R) Growth Series Portfolio, Service Class (Growth SC) -
20,327.361 shares at $60.68 per share (cost $1,143,819)	1,233,464
MFS(R) New Discovery Series Portfolio, Service Class (New Discovery SC) -
71,191.345 shares at $12.10 per share (cost $1,053,896)	861,415
MFS(R) Utilities Series Portfolio, Service Class (Utilities SC) -
100,191.338 shares at $36.82 per share (cost $3,335,452)	3,689,045
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
342,446.217 shares at $8.54 per share (cost $3,081,949)	2,924,491
MFS(R) Research International Portfolio, Initial Class (Research) -
951,543.859 shares at $20.61 per share (cost $14,952,258)	19,611,319

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS(R) Variable Insurance Trust II (MFS), continued:
MFS(R) Blended Research(R) Core Equity Portfolio, Service Class
(Blended Core SC) -	$345,057
5,779.851 shares at $59.70 per share (cost $319,573)
MFS(R) Corporate Bond Portfolio, Service Class (Corporate SC) -
146,611.239 shares at $9.48 per share (cost $1,418,918)	1,389,875
MFS(R) Government Securities Portfolio, Service Class (Government SC) -
16,121.474 shares at $10.76 per share (cost $185,067)	173,467
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
47,406.509 shares at $10.68 per share (cost $524,434)	506,302
MFS(R) Moderate Allocation Portfolio, Service Class (Moderate SC) -
72,540.856 shares at $11.32 per share (cost $856,969)	821,162
MFS(R) Conservative Allocation Portfolio, Service Class (Conservative SC) -
22,071.501 shares at $9.86 per share (cost $236,125)	217,625
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Service Class
(Blended Small Cap SC) -	344,903
37,530.261 shares at $9.19 per share (cost $377,246)
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate IC) -
29,450.436 shares at $12.69 per share (cost $388,845)	373,726
MFS(R) Global Real Estate Portfolio, Service Class (Global Real Estate SC) -
7,082.382 shares at $15.56 per share (cost $114,479)	110,202
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
896,583.384 shares at $17.57 per share (cost $12,714,995)	15,752,970
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
97,113.878 shares at $10.44 per share (cost $957,056)	1,013,869
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
6,114.756 shares at $10.33 per share (cost $55,153)	63,165
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
3,805,015.654 shares at $2.85 per share (cost $9,193,164)	10,844,295
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
58,243.489 shares at $26.47 per share (cost $1,642,486)	1,541,705
Calvert VP SRI Balanced Portfolio, Class F (Balanced F) -
620,226.012 shares at $2.81 per share (cost $1,395,971)	1,742,835
Lincoln Variable Insurance Products Trust (Lincoln):
LVIP American Century Disciplined Core Value Fund Portfolio, Standard Class II
(Disciplined Core Value II) -
3,296,086.980 shares at $9.680 per share (cost $26,825,761)	31,906,122

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Lincoln Variable Insurance Products Trust (Lincoln), continued:
LVIP American Century Mid Cap Value Fund Portfolio, Standard Class II
(Mid Cap Value II) -
397,885.389 shares at $19.349 per share (cost $7,668,206)	$7,698,684
LVIP American Century Disciplined Core Value Fund Portfolio, Service Class
(Disciplined Core Value SC) -
119,528.084 shares at $9.675 per share (cost $972,979)	1,156,434
AIM Variable Insurance Funds (AIM):
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
187,205.450 shares at $36.11 per share (cost $6,214,329)	6,759,989
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
229,590.178 shares at $14.16 per share (cost $3,320,167)	3,250,997
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
257,997.244 shares at $11.79 per share (cost $2,677,548)	3,041,788
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I (Discovery Mid Cap) -
31,251.536 shares at $75.21 per share (cost $2,350,576)	2,350,428
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
19,348.105 shares at $26.89 per share (cost $494,238)	520,271
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
13,763.487 shares at $17.76 per share (cost $216,851)	244,440
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
127,941.785 shares at $13.80 per share (cost $1,763,135)	1,765,597
Calvert Variable Trust, Inc. (Summit):
CVT S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
351,770.812 shares at $127.43 per share (cost $33,206,744)	44,826,155
CVT Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
288,794.123 shares at $90.62 per share (cost $21,146,543)	26,170,523
CVT Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
206,183.421 shares at $197.98 per share (cost $14,693,210)	40,820,194
CVT EAFE International Index Portfolio, Class I (EAFE Intl.) -
260,789.234 shares at $122.51 per share (cost $20,510,572)	31,949,289
CVT S&P 500 Index Portfolio (S&P 500) -
624,856.156 shares at $213.87 per share (cost $84,536,354)	133,637,986
CVT Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,110,585.405 shares at $49.29 per share (cost $59,837,620)	54,740,755
CVT Volatility Managed Growth Portfolio, Class F (Growth) -
3,865,098.359 shares at $19.49 per share (cost $69,949,477)	75,330,767

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Trust, Inc. (Summit), continued:
CVT Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
2,146,067.149 shares at $19.46 per share (cost $37,501,081)	$41,762,467
CVT Volatility Managed Moderate Portfolio, Class F (Moderate) -
2,537,740.278 shares at $17.22 per share (cost $42,019,318)	43,699,888
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
325,100.592 shares at $25.04 per share (cost $6,170,120)	8,140,519
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
111,834.272 shares at $20.20 per share (cost $2,019,573)	2,259,052
BNY Mellon Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
46,409.280 shares at $18.01 per share (cost $824,097)	835,831
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
100,474.138 shares at $14.09 per share (cost $1,314,934)	1,415,681
DWS International Opportunities VIP Portfolio, Class A (Thematic) -
19,825.286 shares at $19.22 per share (cost $298,250)	381,042
DWS Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
1,883.696 shares at $13.70 per share (cost $24,458)	25,807
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
48,294.922 shares at $16.41 per share (cost $796,344)	792,520
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
8,724.846 shares at $20.81 per share (cost $173,213)	181,564
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
26,587.708 shares at $24.02 per share (cost $693,452)	638,637
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
735,978.265 shares at $60.72 per share (cost $22,576,601)	44,688,600
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
997,981.048 shares at $9.45 per share (cost $9,996,907)	9,430,921
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
465,292.971 shares at $9.78 per share (cost $4,755,853)	4,550,565
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
23,803.099 shares at $10.33 per share (cost $243,095)	245,886
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
6,867.667 shares at $11.42 per share (cost $83,760)	78,429

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

PIMCO Variable Insurance Trust (Pimco), continued:
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
5,951.584 shares at $9.78 per share (cost $59,048)	$58,206
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
427,411.817 shares at $12.01 per share (cost $5,269,812)	5,133,216
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class (Commodity) -
10,823.023 shares at $6.42 per share (cost $78,226)	69,484
ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
44,699.454 shares at $11.25 per share (cost $483,581)	502,869
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
52,437.442 shares at $13.35 per share (cost $589,664)	700,040
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
24,043.609 shares at $10.41 per share (cost $254,382)	250,294
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
1,686,449.705 shares at $13.17 per share (cost $26,949,129)	22,210,543
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
215,852.327 shares at $15.16 per share (cost $3,184,269)	3,272,321
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
7,294.805 shares at $19.06 per share (cost $128,540)	139,039
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
28,017.286 shares at $13.87 per share (cost $407,338)	388,600
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
49,921.201 shares at $16.22 per share (cost $662,080)	809,722
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Relative Value Portfolio, Class B (Growth and Income) -
11,435.770 shares at $30.85 per share (cost $336,323)	352,794
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
1,120,218.613 shares at $13.00 per share (cost $14,126,913)	14,562,842
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 2 (Blue Chip) -
175,998.735 shares at $17.79 per share (cost $2,520,224)	3,131,018
American Funds(R) IS Global Growth Fund Portfolio, Class 2 (Global) -
44,399.740 shares at $38.11 per share (cost $1,544,636)	1,692,074
American Funds(R) IS Growth Fund Portfolio, Class 2 (Growth) -
36,871.705 shares at $138.80 per share (cost $3,421,135)	5,117,793
American Funds(R) IS International Fund Portfolio, Class 2 (International) -
21,759.730 shares at $22.22 per share (cost $419,111)	483,501

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Funds Insurance Series(R) (American Funds), continued:
American Funds(R) IS New World Fund Portfolio, Class 2 (New World) -
27,323.610 shares at $32.03 per share (cost $737,062)	$875,175
American Funds(R) IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
42,721.279 shares at $66.28 per share (cost $2,336,077)	2,831,566
American Funds(R) IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
147,270.872 shares at $27.05 per share (cost $3,480,191)	3,983,677
Columbia Funds Variable Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
42,388.315 shares at $3.74 per share (cost $166,489)	158,532
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
10,355.191 shares at $13.13 per share (cost $145,408)	135,964
Columbia Variable Portfolio - Overseas Core Fund Portfolio, Class 2 (International) -
3,380.599 shares at $17.70 per share (cost $45,529)	59,837
Columbia Variable Portfolio - Select Small Cap Value Fund Portfolio, Class 2 (Smaller-Cap) -
7,194.372 shares at $40.33 per share (cost $187,085)	290,149
Columbia Variable Portfolio - Select Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
20,534.067 shares at $45.64 per share (cost $541,876)	937,175
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
45,785.979 shares at $6.21 per share (cost $293,577)	284,331
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
7,885.393 shares at $124.54 per share (cost $477,317)	982,047
Ivy Variable Insurance Portfolios (Ivy):
Nomura VIP Asset Strategy Series Portfolio, Service Class (Strategy) -
0.000 shares at $10.0000 per share (cost $0)	-
Nomura VIP Balanced Series Portfolio, Service Class (Balanced) -
433,454.970 shares at $6.5300 per share (cost $2,500,134)	2,830,461
Nomura VIP Energy Series Portfolio, Service Class (Energy) -
69,447.341 shares at $5.1800 per share (cost $331,936)	359,737
Nomura VIP Smid Cap Core Series Portfolio, Service Class (Small Cap Value) -
23,087.614 shares at $13.5400 per share (cost $307,217)	312,606
Nomura VIP Science and Technology Series Portfolio, Service Class (Science) -
102,230.957 shares at $32.6600 per share (cost $2,657,258)	3,338,863
Nomura VIP Mid Cap Growth Series Portfolio, Service Class (Mid Cap Growth) -
63,275.923 shares at $7.7200 per share (cost $671,420)	488,490
Nomura VIP International Core Equity Series Portfolio, Service Class (International) -
6,788.148 shares at $19.4400 per share (cost $106,624)	131,962

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ivy Variable Insurance Portfolios (Ivy), continued:
Nomura VIP Global Growth Series Portfolio, Service Class (Global) -
15,797.962 shares at $3.8400 per share (cost $59,321)	$60,664
Nomura VIP High Income Series Portfolio, Service Class (High Income) -
65,006.989 shares at $2.9300 per share (cost $211,854)	190,470
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
30,119.728 shares at $11.14 per share (cost $373,454)	335,534
Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
16,479.932 shares at $16.81 per share (cost $261,407)	277,028
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
16,196.374 shares at $19.88 per share (cost $285,332)	321,984
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
25,688.151 shares at $24.34 per share (cost $296,553)	625,250
VanEck VIP Global Resources Fund Portfolio, Class S Shares (Hard Assets) -
8,078.558 shares at $31.97 per share (cost $188,581)	258,272

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,105,641,524

The accompanying notes are an integral part of these financial statements.

FS-11

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FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$277,201
Mortality and expense risk charge	(207,007)
Net investment income(loss)	70,194

Realized gain(loss) on investments:
Net realized gain distributions	863,185
Net realized gain(loss) on sale of fund shares	482,027
Net realized gain(loss)	1,345,212

Change in unrealized appreciation/depreciation	1,119,242

Net increase(decrease) in net assets resulting
from operations	$2,534,648

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$70,194	$63,214
Net realized gain(loss)	1,345,212	1,394,566
Net change in unrealized appreciation/depreciation	1,119,242	615,774
Net increase(decrease) in net assets resulting
from operations	2,534,648	2,073,554

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	17,451	22,449
Subaccounts transfers (including fixed account), net	(341,728)	(868,339)
Transfers for policyowner benefits and terminations	(1,691,340)	(1,542,366)
Policyowner maintenance charges	(25,579)	(28,126)
Net increase(decrease) from policyowner transactions	(2,041,196)	(2,416,382)

Total increase(decrease) in net assets	493,452	(342,828)
Net assets at beginning of period	15,624,613	15,967,441
Net assets at end of period	$16,118,065	$15,624,613

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2025		2025		2025

$30,641		$149,989		$78,810
(17,077)		(88,775)		(365,352)
13,564		61,214		(286,542)

100,644		532,740		3,511,885
37,003		240,832		1,261,747
137,647		773,572		4,773,632

142,908		680,497		(1,045,084)

$294,119		$1,515,283		$3,442,006

Equity-Income SC		Equity-Income SC2		Growth IC

2025	2024	2025	2024	2025	2024

$13,564	$11,979	$61,214	$58,130	$(286,542)	$(373,218)
137,647	192,859	773,572	829,167	4,773,632	7,800,378
142,908	49,267	680,497	323,759	(1,045,084)	(503,287)

294,119	254,105	1,515,283	1,211,056	3,442,006	6,923,873

384	-	10,342	25,671	20,936	34,351
(9,929)	143,780	(110,315)	97,453	(640,053)	(860,743)
(194,017)	(390,316)	(1,035,398)	(1,259,985)	(3,194,508)	(2,318,512)
(258)	(244)	(19,692)	(20,519)	(40,949)	(42,599)
(203,820)	(246,780)	(1,155,063)	(1,157,380)	(3,854,574)	(3,187,503)

90,299	7,325	360,220	53,676	(412,568)	3,736,370
1,788,808	1,781,483	9,255,858	9,202,182	28,716,652	24,980,282
$1,879,107	$1,788,808	$9,616,078	$9,255,858	$28,304,084	$28,716,652

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,353
Mortality and expense risk charge	(24,482)
Net investment income(loss)	(19,129)

Realized gain(loss) on investments:
Net realized gain distributions	340,677
Net realized gain(loss) on sale of fund shares	33,827
Net realized gain(loss)	374,504

Change in unrealized appreciation/depreciation	(16,609)

Net increase(decrease) in net assets resulting
from operations	$338,766

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(19,129)	$(30,813)
Net realized gain(loss)	374,504	1,109,098
Net change in unrealized appreciation/depreciation	(16,609)	(254,321)
Net increase(decrease) in net assets resulting
from operations	338,766	823,964

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(16,261)	11,842
Transfers for policyowner benefits and terminations	(98,714)	(1,245,764)
Policyowner maintenance charges	(343)	(370)
Net increase(decrease) from policyowner transactions	(115,318)	(1,234,292)

Total increase(decrease) in net assets	223,448	(410,328)
Net assets at beginning of period	2,502,347	2,912,675
Net assets at end of period	$2,725,795	$2,502,347

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2025		2025		2025

$3,876		$148,480		$27,254
(74,424)		(31,801)		(4,054)
(70,548)		116,679		23,200

1,048,913		-		-
226,307		(29,545)		(1,657)
1,275,220		(29,545)		(1,657)

(255,383)		105,638		16,429

$949,289		$192,772		$37,972

Growth SC2		High Income IC		High Income SC

2025	2024	2025	2024	2025	2024

$(70,548)	$(84,248)	$116,679	$114,887	$23,200	$19,471
1,275,220	2,559,480	(29,545)	(28,018)	(1,657)	(7,708)
(255,383)	(305,209)	105,638	105,928	16,429	23,505

949,289	2,170,023	192,772	192,797	37,972	35,268

50,088	19,955	8,095	9,762	-	14,280
(36,392)	301,185	(239,515)	26,647	(2,785)	2,038
(1,377,166)	(1,820,955)	(178,377)	(439,875)	(20,659)	(92,206)
(13,794)	(16,433)	(3,699)	(5,688)	(83)	(77)
(1,377,264)	(1,516,248)	(413,496)	(409,154)	(23,527)	(75,965)

(427,975)	653,775	(220,724)	(216,357)	14,445	(40,697)
8,437,346	7,783,571	2,535,434	2,751,791	421,316	462,013
$8,009,371	$8,437,346	$2,314,710	$2,535,434	$435,761	$421,316

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,902,361
Mortality and expense risk charge	(283,570)
Net investment income(loss)	1,618,791

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(860,384)
Net realized gain(loss)	(860,384)

Change in unrealized appreciation/depreciation	1,861,909

Net increase(decrease) in net assets resulting
from operations	$2,620,316

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,618,791	$1,679,135
Net realized gain(loss)	(860,384)	(1,119,311)
Net change in unrealized appreciation/depreciation	1,861,909	1,965,341
Net increase(decrease) in net assets resulting
from operations	2,620,316	2,525,165

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	66,426	126,144
Subaccounts transfers (including fixed account), net	(509,797)	1,205,293
Transfers for policyowner benefits and terminations	(5,462,577)	(7,714,570)
Policyowner maintenance charges	(260,486)	(312,994)
Net increase(decrease) from policyowner transactions	(6,166,434)	(6,696,127)

Total increase(decrease) in net assets	(3,546,118)	(4,170,962)
Net assets at beginning of period	32,597,962	36,768,924
Net assets at end of period	$29,051,844	$32,597,962

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2025		2025		2025

$54,800		$7,109		$92,883
(47,324)		(4,405)		(65,866)
7,476		2,704		27,017

305,922		41,347		605,465
213,060		9,061		329,925
518,982		50,408		935,390

81,218		25,047		229,966

$607,676		$78,159		$1,192,373

Overseas IC		Overseas SC		Overseas SC2

2025	2024	2025	2024	2025	2024

$7,476	$9,282	$2,704	$2,621	$27,017	$26,950
518,982	358,393	50,408	48,333	935,390	714,152
81,218	(214,830)	25,047	(29,517)	229,966	(416,677)

607,676	152,845	78,159	21,437	1,192,373	324,425

9,497	16,392	128	-	13,040	25,257
(33,386)	(237,228)	18,532	(22,832)	(359,611)	(174,416)
(435,303)	(322,558)	(24,024)	(68,848)	(567,835)	(1,018,681)
(5,356)	(5,950)	(57)	(60)	(11,777)	(12,264)
(464,548)	(549,344)	(5,421)	(91,740)	(926,183)	(1,180,104)

143,128	(396,499)	72,738	(70,303)	266,190	(855,679)
3,363,942	3,760,441	403,291	473,594	6,545,090	7,400,769
$3,507,070	$3,363,942	$476,029	$403,291	$6,811,280	$6,545,090

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$127,936
Mortality and expense risk charge	(66,983)
Net investment income(loss)	60,953

Realized gain(loss) on investments:
Net realized gain distributions	240,513
Net realized gain(loss) on sale of fund shares	62,381
Net realized gain(loss)	302,894

Change in unrealized appreciation/depreciation	300,877

Net increase(decrease) in net assets resulting
from operations	$664,724

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$60,953	$55,593
Net realized gain(loss)	302,894	116,456
Net change in unrealized appreciation/depreciation	300,877	230,142
Net increase(decrease) in net assets resulting
from operations	664,724	402,191

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,143	5,207
Subaccounts transfers (including fixed account), net	(123,117)	(641,265)
Transfers for policyowner benefits and terminations	(514,115)	(465,786)
Policyowner maintenance charges	(12,745)	(15,572)
Net increase(decrease) from policyowner transactions	(645,834)	(1,117,416)

Total increase(decrease) in net assets	18,890	(715,225)
Net assets at beginning of period	5,281,866	5,997,091
Net assets at end of period	$5,300,756	$5,281,866

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity
Asset Mgr.		Asset Mgr.
SC		SC2		Inv. Bond IC

2025		2025		2025

$24,376		$29,674		$124,992
(9,292)		(13,301)		(46,008)
15,084		16,373		78,984

45,246		72,155		-
6,909		29,105		(118,215)
52,155		101,260		(118,215)

59,972		59,572		244,628

$127,211		$177,205		$205,397

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2025	2024	2025	2024	2025	2024

$15,084	$12,667	$16,373	$19,602	$78,984	$90,347
52,155	21,857	101,260	26,222	(118,215)	(82,697)
59,972	41,964	59,572	46,949	244,628	9,458

127,211	76,488	177,205	92,773	205,397	17,108

-	-	3,457	5,105	12,814	37,143
1,809	4,198	(68,014)	71,221	(192,424)	125,913
(70,845)	(160,766)	(229,651)	(215,290)	(482,035)	(476,141)
(121)	(134)	(2,459)	(2,466)	(3,965)	(4,866)
(69,157)	(156,702)	(296,667)	(141,430)	(665,610)	(317,951)

58,054	(80,214)	(119,462)	(48,657)	(460,213)	(300,843)
959,105	1,039,319	1,405,220	1,453,877	3,910,461	4,211,304
$1,017,159	$959,105	$1,285,758	$1,405,220	$3,450,248	$3,910,461

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,703,973
Mortality and expense risk charge	(483,469)
Net investment income(loss)	1,220,504

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,376,951)
Net realized gain(loss)	(1,376,951)

Change in unrealized appreciation/depreciation	3,115,751

Net increase(decrease) in net assets resulting
from operations	$2,959,304

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,220,504	$1,334,326
Net realized gain(loss)	(1,376,951)	(1,438,520)
Net change in unrealized appreciation/depreciation	3,115,751	432,755
Net increase(decrease) in net assets resulting
from operations	2,959,304	328,561

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	87,858	170,889
Subaccounts transfers (including fixed account), net	499,731	5,568,756
Transfers for policyowner benefits and terminations	(9,113,363)	(12,601,571)
Policyowner maintenance charges	(448,021)	(533,589)
Net increase(decrease) from policyowner transactions	(8,973,795)	(7,395,515)

Total increase(decrease) in net assets	(6,014,491)	(7,066,954)
Net assets at beginning of period	54,893,685	61,960,639
Net assets at end of period	$48,879,194	$54,893,685

The accompanying notes are an integral part of these financial statements.

FS-21

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2025		2025		2025

$33,358		$2,246		$-
(328,323)		(42,641)		(306,219)
(294,965)		(40,395)		(306,219)

3,841,849		722,218		5,290,522
1,181,736		214,017		1,786,081
5,023,585		936,235		7,076,603

(292,408)		(65,387)		(843,316)

$4,436,212		$830,453		$5,927,068

Contrafund IC		Contrafund SC		Contrafund SC2

2025	2024	2025	2024	2025	2024

$(294,965)	$(265,222)	$(40,395)	$(41,934)	$(306,219)	$(293,058)
5,023,585	3,914,997	936,235	1,185,493	7,076,603	6,464,104
(292,408)	2,402,394	(65,387)	212,322	(843,316)	2,535,669

4,436,212	6,052,169	830,453	1,355,881	5,927,068	8,706,715

66,721	125,748	-	-	75,379	156,749
(490,278)	(39,370)	(43,013)	(271,627)	(1,090,688)	(2,357,013)
(1,947,070)	(2,113,722)	(467,057)	(1,194,517)	(3,008,261)	(4,037,219)
(22,683)	(23,136)	(526)	(491)	(56,906)	(56,116)
(2,393,310)	(2,050,480)	(510,596)	(1,466,635)	(4,080,476)	(6,293,599)

2,042,902	4,001,689	319,857	(110,754)	1,846,592	2,413,116
23,392,620	19,390,931	4,420,938	4,531,692	31,495,162	29,082,046
$25,435,522	$23,392,620	$4,740,795	$4,420,938	$33,341,754	$31,495,162

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$13,045
Mortality and expense risk charge	(10,325)
Net investment income(loss)	2,720

Realized gain(loss) on investments:
Net realized gain distributions	27,108
Net realized gain(loss) on sale of fund shares	67,625
Net realized gain(loss)	94,733

Change in unrealized appreciation/depreciation	17,691

Net increase(decrease) in net assets resulting
from operations	$115,144

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,720	$2,554
Net realized gain(loss)	94,733	60,709
Net change in unrealized appreciation/depreciation	17,691	19,191
Net increase(decrease) in net assets resulting
from operations	115,144	82,454

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	24	24
Subaccounts transfers (including fixed account), net	(113,133)	(30,319)
Transfers for policyowner benefits and terminations	(102,995)	(127,755)
Policyowner maintenance charges	(1,047)	(1,138)
Net increase(decrease) from policyowner transactions	(217,151)	(159,188)

Total increase(decrease) in net assets	(102,007)	(76,734)
Net assets at beginning of period	852,333	929,067
Net assets at end of period	$750,326	$852,333

The accompanying notes are an integral part of these financial statements.

FS-23

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2025		2025		2025

$2,809		$11,599		$9,470
(1,480)		(5,422)		(40,424)
1,329		6,177		(30,954)

5,168		18,501		474,230
5,493		19,821		(8,434)
10,661		38,322		465,796

12,846		43,865		(52,394)

$24,836		$88,364		$382,448

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2025	2024	2025	2024	2025	2024

$1,329	$1,180	$6,177	$3,562	$(30,954)	$(28,427)
10,661	2,488	38,322	22,544	465,796	619,015
12,846	10,162	43,865	21,217	(52,394)	24,549

24,836	13,830	88,364	47,323	382,448	615,137

-	-	1,500	1,600	50,358	111,678
(8,850)	544	154,458	8,844	(76,880)	(58,735)
(6,558)	(1,036)	(24,938)	(77,854)	(533,324)	(364,305)
(27)	(29)	(1,153)	(1,155)	(6,377)	(7,233)
(15,435)	(521)	129,867	(68,565)	(566,223)	(318,595)

9,401	13,309	218,231	(21,242)	(183,775)	296,542
156,498	143,189	478,455	499,697	4,217,188	3,920,646
$165,899	$156,498	$696,686	$478,455	$4,033,413	$4,217,188

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,809,842
Mortality and expense risk charge	(440,425)
Net investment income(loss)	1,369,417

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$1,369,417

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,369,417	$602,652
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	1,369,417	602,652

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	216,196	68,694
Subaccounts transfers (including fixed account), net	6,275,215	56,965,705
Transfers for policyowner benefits and terminations	(19,126,607)	(16,981,566)
Policyowner maintenance charges	(281,104)	(47,458)
Net increase(decrease) from policyowner transactions	(12,916,300)	40,005,375

Total increase(decrease) in net assets	(11,546,883)	40,608,027
Net assets at beginning of period	53,870,363	13,262,336
Net assets at end of period	$42,323,480	$53,870,363

The accompanying notes are an integral part of these financial statements.

FS-25

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2025		2025		2025

$49,346		$101,281		$16,698
(12,958)		(108,430)		(4,734)
36,388		(7,149)		11,964

-		56,718		-
-		464,464		(2,286)
-		521,182		(2,286)

-		1,162,936		24,679

$36,388		$1,676,969		$34,357

Money Market SC2		Index 500 SC2		Strategic SC2

2025	2024	2025	2024	2025	2024

$36,388	$61,795	$(7,149)	$4,377	$11,964	$12,501
-	-	521,182	670,770	(2,286)	(4,313)
-	-	1,162,936	1,433,495	24,679	11,997

36,388	61,795	1,676,969	2,108,642	34,357	20,185

208,531	194,688	133,491	707,707	1,463	10,913
37,776	255,369	(120,885)	(283,253)	2,866	30,833
(309,848)	(1,301,283)	(563,842)	(1,208,025)	(77,703)	(40,528)
(1,505)	(1,800)	(5,962)	(5,392)	(453)	(370)
(65,046)	(853,026)	(557,198)	(788,963)	(73,827)	848

(28,658)	(791,231)	1,119,771	1,319,679	(39,470)	21,033
1,280,725	2,071,956	10,490,120	9,170,441	485,834	464,801
$1,252,067	$1,280,725	$11,609,891	$10,490,120	$446,364	$485,834

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$165,820
Mortality and expense risk charge	(67,064)
Net investment income(loss)	98,756

Realized gain(loss) on investments:
Net realized gain distributions	599,042
Net realized gain(loss) on sale of fund shares	429,272
Net realized gain(loss)	1,028,314

Change in unrealized appreciation/depreciation	(289,585)

Net increase(decrease) in net assets resulting
from operations	$837,485

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$98,756	$(68,042)
Net realized gain(loss)	1,028,314	309,911
Net change in unrealized appreciation/depreciation	(289,585)	626,304
Net increase(decrease) in net assets resulting
from operations	837,485	868,173

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	31,523	67,360
Subaccounts transfers (including fixed account), net	88,402	240,138
Transfers for policyowner benefits and terminations	(940,697)	(650,607)
Policyowner maintenance charges	(7,983)	(7,420)
Net increase(decrease) from policyowner transactions	(828,755)	(350,529)

Total increase(decrease) in net assets	8,730	517,644
Net assets at beginning of period	6,183,202	5,665,558
Net assets at end of period	$6,191,932	$6,183,202

The accompanying notes are an integral part of these financial statements.

FS-27

MFS
		New
Utilities		Discovery		Total Return

2025		2025		2025

$750,323		$-		$157,733
(266,511)		(62,888)		(55,316)
483,812		(62,888)		102,417

343,143		-		420,598
706,910		(147,122)		(1,845)
1,050,053		(147,122)		418,753

1,822,223		898,181		21,533

$3,356,088		$688,171		$542,703

Utilities		New Discovery		Total Return

2025	2024	2025	2024	2025	2024

$483,812	$317,430	$(62,888)	$(66,682)	$102,417	$74,896
1,050,053	1,200,513	(147,122)	(376,183)	418,753	255,006
1,822,223	1,026,437	898,181	792,951	21,533	(17,414)

3,356,088	2,544,380	688,171	350,086	542,703	312,488

88,113	122,856	15,532	18,902	15,055	15,313
(582,430)	(233,875)	(28,481)	(20,878)	558,566	505,895
(2,375,962)	(2,383,391)	(508,587)	(905,858)	(599,725)	(460,231)
(33,871)	(35,718)	(9,038)	(9,389)	(6,791)	(6,734)
(2,904,150)	(2,530,128)	(530,574)	(917,223)	(32,895)	54,243

451,938	14,252	157,597	(567,137)	509,808	366,731
25,132,178	25,117,926	6,026,454	6,593,591	5,390,261	5,023,530
$25,584,116	$25,132,178	$6,184,051	$6,026,454	$5,900,069	$5,390,261

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(12,095)
Net investment income(loss)	(12,095)

Realized gain(loss) on investments:
Net realized gain distributions	235,639
Net realized gain(loss) on sale of fund shares	19,064
Net realized gain(loss)	254,703

Change in unrealized appreciation/depreciation	(115,028)

Net increase(decrease) in net assets resulting
from operations	$127,580

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(12,095)	$(11,094)
Net realized gain(loss)	254,703	106,519
Net change in unrealized appreciation/depreciation	(115,028)	182,313
Net increase(decrease) in net assets resulting
from operations	127,580	277,738

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	16,912	14,148
Subaccounts transfers (including fixed account), net	(2,427)	33,184
Transfers for policyowner benefits and terminations	(93,208)	(75,942)
Policyowner maintenance charges	(771)	(797)
Net increase(decrease) from policyowner transactions	(79,494)	(29,407)

Total increase(decrease) in net assets	48,086	248,331
Net assets at beginning of period	1,185,378	937,047
Net assets at end of period	$1,233,464	$1,185,378

The accompanying notes are an integral part of these financial statements.

FS-29

MFS
New Discovery
SC		Utilities SC		Strategic

2025		2025		2025

$-		$98,388		$117,229
(8,367)		(35,469)		(27,703)
(8,367)		62,919		89,526

-		49,066		-
(27,562)		28,175		(31,540)
(27,562)		77,241		(31,540)

128,760		316,459		104,191

$92,831		$456,619		$162,177

New Discovery SC		Utilities SC		Strategic

2025	2024	2025	2024	2025	2024

$(8,367)	$(8,031)	$62,919	$37,006	$89,526	$84,303
(27,562)	(36,294)	77,241	101,844	(31,540)	(91,035)
128,760	84,299	316,459	180,209	104,191	65,566

92,831	39,974	456,619	319,059	162,177	58,834

12,986	53,049	57,912	71,564	3,108	7,727
8,950	5,224	182,450	71,023	237,286	52,220
(78,784)	(30,564)	(295,608)	(199,448)	(139,241)	(346,546)
(723)	(706)	(4,207)	(4,015)	(4,359)	(5,167)
(57,571)	27,003	(59,453)	(60,876)	96,794	(291,766)

35,260	66,977	397,166	258,183	258,971	(232,932)
826,155	759,178	3,291,879	3,033,696	2,665,520	2,898,452
$861,415	$826,155	$3,689,045	$3,291,879	$2,924,491	$2,665,520

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$278,779
Mortality and expense risk charge	(194,707)
Net investment income(loss)	84,072

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,038,890
Net realized gain(loss)	1,038,890

Change in unrealized appreciation/depreciation	2,779,638

Net increase(decrease) in net assets resulting
from operations	$3,902,600

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$84,072	$137,792
Net realized gain(loss)	1,038,890	634,323
Net change in unrealized appreciation/depreciation	2,779,638	(130,746)
Net increase(decrease) in net assets resulting
from operations	3,902,600	641,369

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	57,877	98,397
Subaccounts transfers (including fixed account), net	(1,375,432)	523,468
Transfers for policyowner benefits and terminations	(3,797,080)	(4,871,167)
Policyowner maintenance charges	(160,557)	(193,437)
Net increase(decrease) from policyowner transactions	(5,275,192)	(4,442,739)

Total increase(decrease) in net assets	(1,372,592)	(3,801,370)
Net assets at beginning of period	20,983,911	24,785,281
Net assets at end of period	$19,611,319	$20,983,911

The accompanying notes are an integral part of these financial statements.

FS-31

MFS
Blended Core
SC		Corporate SC		Government SC

2025		2025		2025

$2,433		$67,894		$6,243
(3,353)		(14,736)		(1,571)
(920)		53,158		4,672

57,579		-		-
7,478		(7,494)		(421)
65,057		(7,494)		(421)

(21,434)		41,877		4,182

$42,703		$87,541		$8,433

Blended Core SC		Corporate SC		Government SC

2025	2024	2025	2024	2025	2024

$(920)	$(739)	$53,158	$38,754	$4,672	$1,981
65,057	20,875	(7,494)	(5,536)	(421)	(375)
(21,434)	40,151	41,877	(11,246)	4,182	(2,478)

42,703	60,287	87,541	21,972	8,433	(872)

700	5,672	1,786	2,151	2,384	4,020
3,726	59,838	(218,244)	446,561	23,410	54,953
(64,884)	(598)	(8,342)	(48,636)	(2,769)	(1,693)
(165)	(171)	(1,487)	(1,404)	(349)	(132)
(60,623)	64,741	(226,287)	398,672	22,676	57,148

(17,920)	125,028	(138,746)	420,644	31,109	56,276
362,977	237,949	1,528,621	1,107,977	142,358	86,082
$345,057	$362,977	$1,389,875	$1,528,621	$173,467	$142,358

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,486
Mortality and expense risk charge	(5,048)
Net investment income(loss)	1,438

Realized gain(loss) on investments:
Net realized gain distributions	25,339
Net realized gain(loss) on sale of fund shares	(3,162)
Net realized gain(loss)	22,177

Change in unrealized appreciation/depreciation	28,603

Net increase(decrease) in net assets resulting
from operations	$52,218

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,438	$(71)
Net realized gain(loss)	22,177	10,544
Net change in unrealized appreciation/depreciation	28,603	30,329
Net increase(decrease) in net assets resulting
from operations	52,218	40,802

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	37,748	46,997
Subaccounts transfers (including fixed account), net	563	7,809
Transfers for policyowner benefits and terminations	(68,919)	(45,758)
Policyowner maintenance charges	(979)	(991)
Net increase(decrease) from policyowner transactions	(31,587)	8,057

Total increase(decrease) in net assets	20,631	48,859
Net assets at beginning of period	485,671	436,812
Net assets at end of period	$506,302	$485,671

The accompanying notes are an integral part of these financial statements.

FS-33

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2025		2025		2025

$17,692		$8,613		$2,075
(8,284)		(3,175)		(2,992)
9,408		5,438		(917)

58,716		14,753		27,448
(5,473)		(14,593)		(12,896)
53,243		160		14,552

17,492		21,298		(7,763)

$80,143		$26,896		$5,872

Moderate SC		Conservative SC		Blended Small Cap SC

2025	2024	2025	2024	2025	2024

$9,408	$2,976	$5,438	$2,186	$(917)	$(469)
53,243	10,951	160	(5,849)	14,552	1,536
17,492	47,399	21,298	18,677	(7,763)	9,952

80,143	61,326	26,896	15,014	5,872	11,019

52,765	21,847	10,328	9,659	7,845	4,727
(3,774)	(19,749)	1,901	(34,204)	62,052	60,707
(100,370)	(139,722)	(156,311)	(22,260)	(70,249)	(19,798)
(904)	(834)	(906)	(990)	(274)	(237)
(52,283)	(138,458)	(144,988)	(47,795)	(626)	45,399

27,860	(77,132)	(118,092)	(32,781)	5,246	56,418
793,302	870,434	335,717	368,498	339,657	283,239
$821,162	$793,302	$217,625	$335,717	$344,903	$339,657

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Global
	Real Estate IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,995
Mortality and expense risk charge	(3,967)
Net investment income(loss)	3,028

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(13,865)
Net realized gain(loss)	(13,865)

Change in unrealized appreciation/depreciation	17,068

Net increase(decrease) in net assets resulting
from operations	$6,231

	Global Real Estate IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,028	$(399)
Net realized gain(loss)	(13,865)	(1,824)
Net change in unrealized appreciation/depreciation	17,068	(27,546)
Net increase(decrease) in net assets resulting
from operations	6,231	(29,769)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	15	60
Subaccounts transfers (including fixed account), net	(161,142)	540,603
Transfers for policyowner benefits and terminations	(6,365)	(394)
Policyowner maintenance charges	(504)	(98)
Net increase(decrease) from policyowner transactions	(167,996)	540,171

Total increase(decrease) in net assets	(161,765)	510,402
Net assets at beginning of period	535,491	25,089
Net assets at end of period	$373,726	$535,491

The accompanying notes are an integral part of these financial statements.

FS-35

MFS		Van Kampen
Global		Emerging
Real Estate SC		Markets		Intl. Magnum

2025		2025		2025

$1,284		$64,430		$-
(1,084)		(156,512)		(10,997)
200		(92,082)		(10,997)

-		535,061		33,858
(462)		386,328		(2,671)
(462)		921,389		31,187

2,698		3,528,995		128,474

$2,436		$4,358,302		$148,664

Global Real Estate SC		Emerging Markets		Intl. Magnum

2025	2024	2025	2024	2025	2024

$200	$515	$(92,082)	$57,251	$(10,997)	$(11,672)
(462)	(1,294)	921,389	(90,102)	31,187	(13,900)
2,698	(4,553)	3,528,995	1,307,298	128,474	90,131

2,436	(5,332)	4,358,302	1,274,447	148,664	64,559

2,533	3,291	70,666	95,157	4,417	7,990
64	(16,955)	(1,686,671)	(321,010)	(12,764)	43,538
(3,961)	(701)	(2,798,737)	(3,442,012)	(138,636)	(152,664)
(129)	(146)	(103,405)	(122,467)	(1,691)	(1,848)
(1,493)	(14,511)	(4,518,147)	(3,790,332)	(148,674)	(102,984)

943	(19,843)	(159,845)	(2,515,885)	(10)	(38,425)
109,259	129,102	15,912,815	18,428,700	1,013,879	1,052,304
$110,202	$109,259	$15,752,970	$15,912,815	$1,013,869	$1,013,879

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen

	Global II

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(601)
Net investment income(loss)	(601)

Realized gain(loss) on investments:
Net realized gain distributions	2,114
Net realized gain(loss) on sale of fund shares	274
Net realized gain(loss)	2,388

Change in unrealized appreciation/depreciation	7,249

Net increase(decrease) in net assets resulting
from operations	$9,036

	Global II

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(601)	$(709)
Net realized gain(loss)	2,388	(964)
Net change in unrealized appreciation/depreciation	7,249	6,095
Net increase(decrease) in net assets resulting
from operations	9,036	4,422

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(607)	499
Transfers for policyowner benefits and terminations	(1,546)	(34,775)
Policyowner maintenance charges	(163)	(200)
Net increase(decrease) from policyowner transactions	(2,316)	(34,476)

Total increase(decrease) in net assets	6,720	(30,054)
Net assets at beginning of period	56,445	86,499
Net assets at end of period	$63,165	$56,445

The accompanying notes are an integral part of these financial statements.

FS-37

Calvert

Balanced		Mid Cap		Balanced F

2025		2025		2025

$172,700		$5,720		$24,300
(102,819)		(16,559)		(14,847)
69,881		(10,839)		9,453

566,499		91,396		79,709
264,840		(350)		9,429
831,339		91,046		89,138

245,261		(69,109)		49,667

$1,146,481		$11,098		$148,258

Balanced		Mid Cap		Balanced F

2025	2024	2025	2024	2025	2024

$69,881	$34,074	$(10,839)	$(15,987)	$9,453	$11,946
831,339	269,242	91,046	1,663	89,138	78,945
245,261	698,689	(69,109)	170,048	49,667	157,574

1,146,481	1,002,005	11,098	155,724	148,258	248,465

12,039	14,118	-	-	390	-
4,145,772	305,819	(99,012)	(3,125)	203,068	(160,155)
(973,981)	(545,604)	(135,400)	(203,705)	(26,551)	(61,159)
(10,974)	(8,065)	(2,562)	(2,961)	(1,594)	(1,679)
3,172,856	(233,732)	(236,974)	(209,791)	175,313	(222,993)

4,319,337	768,273	(225,876)	(54,067)	323,571	25,472
6,524,958	5,756,685	1,767,581	1,821,648	1,419,264	1,393,792
$10,844,295	$6,524,958	$1,541,705	$1,767,581	$1,742,835	$1,419,264

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Lincoln
	Disciplined
	Core Value II

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$511,455
Mortality and expense risk charge	(311,681)
Net investment income(loss)	199,774

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	594,623
Net realized gain(loss)	594,623

Change in unrealized appreciation/depreciation	3,327,244

Net increase(decrease) in net assets resulting
from operations	$4,121,641

	Disciplined Core Value II

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$199,774	$84,044
Net realized gain(loss)	594,623	316,991
Net change in unrealized appreciation/depreciation	3,327,244	1,753,118
Net increase(decrease) in net assets resulting
from operations	4,121,641	2,154,153

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	76,834	65,425
Subaccounts transfers (including fixed account), net	(454,749)	35,551,130
Transfers for policyowner benefits and terminations	(5,146,354)	(4,099,508)
Policyowner maintenance charges	(202,431)	(160,019)
Net increase(decrease) from policyowner transactions	(5,726,700)	31,357,028

Total increase(decrease) in net assets	(1,605,059)	33,511,181
Net assets at beginning of period	33,511,181	-
Net assets at end of period	$31,906,122	$33,511,181

The accompanying notes are an integral part of these financial statements.

FS-39

Lincoln				AIM
Mid Cap		Disciplined		Intl.
Value II		Core Value SC		Growth

2025		2025		2025

$144,485		$16,057		$93,463
(77,595)		(11,145)		(64,761)
66,890		4,912		28,702

625,658		-		414,828
56,441		10,639		104,315
682,099		10,639		519,143

(157,131)		121,049		383,836

$591,858		$136,600		$931,681

Mid Cap Value II		Disciplined Core Value SC		Intl. Growth

2025	2024	2025	2024	2025	2024

$66,890	$113,313	$4,912	$715	$28,702	$50,936
682,099	197,906	10,639	6,507	519,143	135,993
(157,131)	187,610	121,049	62,407	383,836	(181,383)

591,858	498,829	136,600	69,629	931,681	5,546

48,125	47,219	869	932	31,595	32,015
103,149	8,376,237	4,914	1,184,901	130,372	(119,302)
(1,106,714)	(837,395)	(178,746)	(60,191)	(808,335)	(957,664)
(13,173)	(9,451)	(1,452)	(1,022)	(10,360)	(11,543)
(968,613)	7,576,610	(174,415)	1,124,620	(656,728)	(1,056,494)

(376,755)	8,075,439	(37,815)	1,194,249	274,953	(1,050,948)
8,075,439	-	1,194,249	-	6,485,036	7,535,984
$7,698,684	$8,075,439	$1,156,434	$1,194,249	$6,759,989	$6,485,036

FS-40

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Global

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$65,125
Mortality and expense risk charge	(30,512)
Net investment income(loss)	34,613

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(10,487)
Net realized gain(loss)	(10,487)

Change in unrealized appreciation/depreciation	189,679

Net increase(decrease) in net assets resulting
from operations	$213,805

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$34,613	$37,604
Net realized gain(loss)	(10,487)	(11,336)
Net change in unrealized appreciation/depreciation	189,679	(86,439)
Net increase(decrease) in net assets resulting
from operations	213,805	(60,171)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,411	4,173
Subaccounts transfers (including fixed account), net	673,853	247,989
Transfers for policyowner benefits and terminations	(161,574)	(118,768)
Policyowner maintenance charges	(4,400)	(3,866)
Net increase(decrease) from policyowner transactions	513,290	129,528

Total increase(decrease) in net assets	727,095	69,357
Net assets at beginning of period	2,523,902	2,454,545
Net assets at end of period	$3,250,997	$2,523,902

The accompanying notes are an integral part of these financial statements.

FS-41

AIM
		Discovery
Global Value		Mid Cap		Diversified

2025		2025		2025

$40,308		$-		$6,876
(31,866)		(25,582)		(4,963)
8,442		(25,582)		1,913

199,570		197,747		38,653
54,087		17,633		3,075
253,657		215,380		41,728

130,197		(109,484)		23,382

$392,296		$80,314		$67,023

Global Value		Discovery Mid Cap		Diversified

2025	2024	2025	2024	2025	2024

$8,442	$382	$(25,582)	$(25,038)	$1,913	$2,882
253,657	61,187	215,380	(9,461)	41,728	21,446
130,197	354,025	(109,484)	514,141	23,382	31,990

392,296	415,594	80,314	479,642	67,023	56,318

6,504	25,800	14,329	15,487	3,176	52,999
(5,023)	139,244	(20,034)	106,155	245	(804)
(357,673)	(324,959)	(244,647)	(338,745)	(36,021)	(137,137)
(4,563)	(4,563)	(3,747)	(4,074)	(680)	(786)
(360,755)	(164,478)	(254,099)	(221,177)	(33,280)	(85,728)

31,541	251,116	(173,785)	258,465	33,743	(29,410)
3,010,247	2,759,131	2,524,213	2,265,748	486,528	515,938
$3,041,788	$3,010,247	$2,350,428	$2,524,213	$520,271	$486,528

FS-42

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Value

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$481
Mortality and expense risk charge	(2,155)
Net investment income(loss)	(1,674)

Realized gain(loss) on investments:
Net realized gain distributions	34,582
Net realized gain(loss) on sale of fund shares	539
Net realized gain(loss)	35,121

Change in unrealized appreciation/depreciation	6,239

Net increase(decrease) in net assets resulting
from operations	$39,686

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,674)	$(631)
Net realized gain(loss)	35,121	3,590
Net change in unrealized appreciation/depreciation	6,239	51,500
Net increase(decrease) in net assets resulting
from operations	39,686	54,459

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	755	183
Subaccounts transfers (including fixed account), net	(478)	(809)
Transfers for policyowner benefits and terminations	(5,427)	(73,462)
Policyowner maintenance charges	(82)	(96)
Net increase(decrease) from policyowner transactions	(5,232)	(74,184)

Total increase(decrease) in net assets	34,454	(19,725)
Net assets at beginning of period	209,986	229,711
Net assets at end of period	$244,440	$209,986

The accompanying notes are an integral part of these financial statements.

FS-43

AIM		Summit
		S&P		Russell
Real Estate		MidCap		Small Cap

2025		2025		2025

$30,676		$486,736		$400,793
(16,269)		(475,012)		(271,503)
14,407		11,724		129,290

-		2,930,274		1,303,972
(534)		2,177,849		909,843
(534)		5,108,123		2,213,815

89,287		(2,460,827)		525,902

$103,160		$2,659,020		$2,869,007

Real Estate		S&P MidCap		Russell Small Cap

2025	2024	2025	2024	2025	2024

$14,407	$21,731	$11,724	$58,260	$129,290	$46,298
(534)	(1,258)	5,108,123	5,659,523	2,213,815	1,648,460
89,287	(67,278)	(2,460,827)	439,453	525,902	1,146,681

103,160	(46,805)	2,659,020	6,157,236	2,869,007	2,841,439

287	486	119,508	217,241	114,184	188,508
201,665	(28,074)	521,471	(2,659,229)	(342,517)	(1,303,520)
(8,763)	(18,936)	(7,072,977)	(8,336,323)	(3,927,838)	(5,255,254)
(1,658)	(1,574)	(217,013)	(260,190)	(120,974)	(144,386)
191,531	(48,098)	(6,649,011)	(11,038,501)	(4,277,145)	(6,514,652)

294,691	(94,903)	(3,989,991)	(4,881,265)	(1,408,138)	(3,673,213)
1,470,906	1,565,809	48,816,146	53,697,411	27,578,661	31,251,874
$1,765,597	$1,470,906	$44,826,155	$48,816,146	$26,170,523	$27,578,661

FS-44

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Nasdaq-100
	Index

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$108,894
Mortality and expense risk charge	(413,305)
Net investment income(loss)	(304,411)

Realized gain(loss) on investments:
Net realized gain distributions	639,029
Net realized gain(loss) on sale of fund shares	7,823,588
Net realized gain(loss)	8,462,617

Change in unrealized appreciation/depreciation	(976,727)

Net increase(decrease) in net assets resulting
from operations	$7,181,479

	Nasdaq-100 Index

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(304,411)	$(312,733)
Net realized gain(loss)	8,462,617	11,237,385
Net change in unrealized appreciation/depreciation	(976,727)	(808,974)
Net increase(decrease) in net assets resulting
from operations	7,181,479	10,115,678

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	139,238	205,009
Subaccounts transfers (including fixed account), net	(3,266,312)	(3,299,326)
Transfers for policyowner benefits and terminations	(8,372,480)	(8,795,175)
Policyowner maintenance charges	(196,862)	(240,704)
Net increase(decrease) from policyowner transactions	(11,696,416)	(12,130,196)

Total increase(decrease) in net assets	(4,514,937)	(2,014,518)
Net assets at beginning of period	45,335,131	47,349,649
Net assets at end of period	$40,820,194	$45,335,131

The accompanying notes are an integral part of these financial statements.

FS-45

Summit
EAFE
Intl.		S&P 500		Barclays

2025		2025		2025

$767,016		$1,438,819		$1,708,489
(315,308)		(1,439,668)		(540,312)
451,708		(849)		1,168,177

-		12,059,878		-
3,080,282		10,704,401		(1,151,072)
3,080,282		22,764,279		(1,151,072)

5,052,198		(2,641,935)		3,225,286

$8,584,188		$20,121,495		$3,242,391

EAFE Intl.		S&P 500		Barclays

2025	2024	2025	2024	2025	2024

$451,708	$572,508	$(849)	$145,111	$1,168,177	$1,130,501
3,080,282	1,958,245	22,764,279	19,890,782	(1,151,072)	(1,177,931)
5,052,198	(1,486,566)	(2,641,935)	9,667,062	3,225,286	99,914

8,584,188	1,044,187	20,121,495	29,702,955	3,242,391	52,484

83,717	151,162	319,378	555,205	95,787	223,808
(3,839,655)	682,999	(4,229,843)	(8,539,356)	1,216,455	6,636,477
(5,969,678)	(7,675,228)	(20,773,379)	(22,121,522)	(9,619,298)	(13,682,036)
(273,306)	(322,427)	(561,326)	(666,675)	(484,062)	(575,886)
(9,998,922)	(7,163,494)	(25,245,170)	(30,772,348)	(8,791,118)	(7,397,637)

(1,414,734)	(6,119,307)	(5,123,675)	(1,069,393)	(5,548,727)	(7,345,153)
33,364,023	39,483,330	138,761,661	139,831,054	60,289,482	67,634,635
$31,949,289	$33,364,023	$133,637,986	$138,761,661	$54,740,755	$60,289,482

FS-46

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,309,988
Mortality and expense risk charge	(721,458)
Net investment income(loss)	588,530

Realized gain(loss) on investments:
Net realized gain distributions	9,427,996
Net realized gain(loss) on sale of fund shares	2,529,913
Net realized gain(loss)	11,957,909

Change in unrealized appreciation/depreciation	(7,334,444)

Net increase(decrease) in net assets resulting
from operations	$5,211,995

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$588,530	$636,765
Net realized gain(loss)	11,957,909	12,534,638
Net change in unrealized appreciation/depreciation	(7,334,444)	(3,372,952)
Net increase(decrease) in net assets resulting
from operations	5,211,995	9,798,451

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	167,793	164,339
Subaccounts transfers (including fixed account), net	7,091,391	(2,896,891)
Transfers for policyowner benefits and terminations	(15,981,051)	(24,114,087)
Policyowner maintenance charges	(1,105,989)	(1,319,663)
Net increase(decrease) from policyowner transactions	(9,827,856)	(28,166,302)

Total increase(decrease) in net assets	(4,615,861)	(18,367,851)
Net assets at beginning of period	79,946,628	98,314,479
Net assets at end of period	$75,330,767	$79,946,628

The accompanying notes are an integral part of these financial statements.

FS-47

Summit				Third Avenue

Mod. Growth		Moderate		Value

2025		2025		2025

$852,128		$1,109,009		$163,892
(407,455)		(445,701)		(76,036)
444,673		663,308		87,856

3,333,288		2,848,578		532,037
1,145,126		646,210		195,468
4,478,414		3,494,788		727,505

(1,996,386)		(1,513,833)		1,297,909

$2,926,701		$2,644,263		$2,113,270

Mod. Growth		Moderate		Value

2025	2024	2025	2024	2025	2024

$444,673	$453,728	$663,308	$651,632	$87,856	$109,454
4,478,414	5,050,652	3,494,788	4,852,231	727,505	928,723
(1,996,386)	(865,423)	(1,513,833)	(1,624,027)	1,297,909	(1,244,872)

2,926,701	4,638,957	2,644,263	3,879,836	2,113,270	(206,695)

166,779	82,565	62,439	204,198	29,690	57,822
903,090	1,196,478	174,780	674,040	192,290	(123,974)
(7,830,853)	(15,419,887)	(9,805,569)	(16,400,447)	(873,141)	(915,688)
(565,820)	(690,833)	(560,196)	(711,099)	(12,811)	(14,703)
(7,326,804)	(14,831,677)	(10,128,546)	(16,233,308)	(663,972)	(996,543)

(4,400,103)	(10,192,720)	(7,484,283)	(12,353,472)	1,449,298	(1,203,238)
46,162,570	56,355,290	51,184,171	63,537,643	6,691,221	7,894,459
$41,762,467	$46,162,570	$43,699,888	$51,184,171	$8,140,519	$6,691,221

FS-48

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Dreyfus

	MidCap

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,151
Mortality and expense risk charge	(23,218)
Net investment income(loss)	(13,067)

Realized gain(loss) on investments:
Net realized gain distributions	209,510
Net realized gain(loss) on sale of fund shares	18,062
Net realized gain(loss)	227,572

Change in unrealized appreciation/depreciation	(31,972)

Net increase(decrease) in net assets resulting
from operations	$182,533

	MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(13,067)	$(9,701)
Net realized gain(loss)	227,572	85,281
Net change in unrealized appreciation/depreciation	(31,972)	192,471
Net increase(decrease) in net assets resulting
from operations	182,533	268,051

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	21,322	33,683
Subaccounts transfers (including fixed account), net	(31,678)	(97,611)
Transfers for policyowner benefits and terminations	(295,663)	(444,813)
Policyowner maintenance charges	(4,561)	(5,100)
Net increase(decrease) from policyowner transactions	(310,580)	(513,841)

Total increase(decrease) in net assets	(128,047)	(245,790)
Net assets at beginning of period	2,387,099	2,632,889
Net assets at end of period	$2,259,052	$2,387,099

The accompanying notes are an integral part of these financial statements.

FS-49

Dreyfus		Scudder
		Small
Small Cap		Mid Value		Thematic

2025		2025		2025

$10,684		$14,450		$3,196
(8,198)		(14,015)		(3,640)
2,486		435		(444)

81,332		163,232		-
(4,735)		(16,860)		20,386
76,597		146,372		20,386

(45,811)		59,295		33,817

$33,272		$206,102		$53,759

Small Cap		Small Mid Value		Thematic

2025	2024	2025	2024	2025	2024

$2,486	$1,192	$435	$3,456	$(444)	$543
76,597	24,791	146,372	98,733	20,386	4,129
(45,811)	33,105	59,295	(23,011)	33,817	19,991

33,272	59,088	206,102	79,178	53,759	24,663

14,966	13,100	15,117	21,400	5,056	4,337
13,276	557	(215)	(204,192)	20,802	1,594
(87,959)	(114,710)	(295,556)	(154,269)	(13,616)	(16,046)
(840)	(997)	(2,766)	(3,282)	(605)	(514)
(60,557)	(102,050)	(283,420)	(340,343)	11,637	(10,629)

(27,285)	(42,962)	(77,318)	(261,165)	65,396	14,034
863,116	906,078	1,492,999	1,754,164	315,646	301,612
$835,831	$863,116	$1,415,681	$1,492,999	$381,042	$315,646

FS-50

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Alternative

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$884
Mortality and expense risk charge	(240)
Net investment income(loss)	644

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1)
Net realized gain(loss)	(1)

Change in unrealized appreciation/depreciation	1,411

Net increase(decrease) in net assets resulting
from operations	$2,054

	Alternative

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$644	$785
Net realized gain(loss)	(1)	331
Net change in unrealized appreciation/depreciation	1,411	674
Net increase(decrease) in net assets resulting
from operations	2,054	1,790

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	511	653
Subaccounts transfers (including fixed account), net	690	1,173
Transfers for policyowner benefits and terminations	-	(12,720)
Policyowner maintenance charges	(41)	(37)
Net increase(decrease) from policyowner transactions	1,160	(10,931)

Total increase(decrease) in net assets	3,214	(9,141)
Net assets at beginning of period	22,593	31,734
Net assets at end of period	$25,807	$22,593

The accompanying notes are an integral part of these financial statements.

FS-51

Neuberger Berman

Regency		Intrinsic		Growth

2025		2025		2025

$3,452		$-		$-
(8,016)		(1,791)		(6,701)
(4,564)		(1,791)		(6,701)

81,015		15,130		98,358
(4,481)		262		6,470
76,534		15,392		104,828

799		2,874		(67,628)

$72,769		$16,475		$30,499

Regency		Intrinsic		Growth

2025	2024	2025	2024	2025	2024

$(4,564)	$(2,909)	$(1,791)	$(1,372)	$(6,701)	$(5,760)
76,534	27,763	15,392	4,618	104,828	37,715
799	36,144	2,874	9,520	(67,628)	74,394

72,769	60,998	16,475	12,766	30,499	106,349

13,397	14,014	1,174	1,928	5,612	40,524
43,214	(25,744)	(19,053)	6,793	(88)	81,969
(136,398)	(81,220)	(12,957)	(23,035)	(61,436)	(38,077)
(1,254)	(1,425)	(312)	(247)	(605)	(586)
(81,041)	(94,375)	(31,148)	(14,561)	(56,517)	83,830

(8,272)	(33,377)	(14,673)	(1,795)	(26,018)	190,179
800,792	834,169	196,237	198,032	664,655	474,476
$792,520	$800,792	$181,564	$196,237	$638,637	$664,655

FS-52

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(440,963)
Net investment income(loss)	(440,963)

Realized gain(loss) on investments:
Net realized gain distributions	4,031,233
Net realized gain(loss) on sale of fund shares	5,844,265
Net realized gain(loss)	9,875,498

Change in unrealized appreciation/depreciation	(2,110,771)

Net increase(decrease) in net assets resulting
from operations	$7,323,764

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(440,963)	$(472,819)
Net realized gain(loss)	9,875,498	9,520,410
Net change in unrealized appreciation/depreciation	(2,110,771)	5,039,826
Net increase(decrease) in net assets resulting
from operations	7,323,764	14,087,417

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	172,864	264,592
Subaccounts transfers (including fixed account), net	(2,895,826)	(5,381,025)
Transfers for policyowner benefits and terminations	(6,666,185)	(8,765,229)
Policyowner maintenance charges	(215,989)	(257,011)
Net increase(decrease) from policyowner transactions	(9,605,136)	(14,138,673)

Total increase(decrease) in net assets	(2,281,372)	(51,256)
Net assets at beginning of period	46,969,972	47,021,228
Net assets at end of period	$44,688,600	$46,969,972

The accompanying notes are an integral part of these financial statements.

FS-53

Pimco

Total Return		Low Duration		Short Term

2025		2025		2025

$354,589		$192,132		$10,660
(83,826)		(46,960)		(2,433)
270,763		145,172		8,227

-		-		-
(199,331)		(69,713)		295
(199,331)		(69,713)		295

571,261		140,359		(102)

$642,693		$215,818		$8,420

Total Return		Low Duration		Short Term

2025	2024	2025	2024	2025	2024

$270,763	$249,231	$145,172	$171,597	$8,227	$22,879
(199,331)	(153,273)	(69,713)	(85,535)	295	11,087
571,261	24,529	140,359	110,151	(102)	(2,975)

642,693	120,487	215,818	196,213	8,420	30,991

23,749	36,553	4,287	3,603	2,875	2,460
540,443	1,515,961	50,603	714,890	3,722	(24,455)
(625,272)	(759,122)	(1,084,656)	(1,325,157)	(24,475)	(1,027,391)
(10,700)	(11,707)	(45,778)	(52,321)	(485)	(826)
(71,780)	781,685	(1,075,544)	(658,985)	(18,363)	(1,050,212)

570,913	902,172	(859,726)	(462,772)	(9,943)	(1,019,221)
8,860,008	7,957,836	5,410,291	5,873,063	255,829	1,275,050
$9,430,921	$8,860,008	$4,550,565	$5,410,291	$245,886	$255,829

FS-54

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Emerging

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,289
Mortality and expense risk charge	(772)
Net investment income(loss)	4,517

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,660)
Net realized gain(loss)	(1,660)

Change in unrealized appreciation/depreciation	6,920

Net increase(decrease) in net assets resulting
from operations	$9,777

	Emerging

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,517	$4,664
Net realized gain(loss)	(1,660)	(3,264)
Net change in unrealized appreciation/depreciation	6,920	4,010
Net increase(decrease) in net assets resulting
from operations	9,777	5,410

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	340	511
Subaccounts transfers (including fixed account), net	(65)	1,667
Transfers for policyowner benefits and terminations	(10,686)	(19,613)
Policyowner maintenance charges	(33)	(55)
Net increase(decrease) from policyowner transactions	(10,444)	(17,490)

Total increase(decrease) in net assets	(667)	(12,080)
Net assets at beginning of period	79,096	91,176
Net assets at end of period	$78,429	$79,096

The accompanying notes are an integral part of these financial statements.

FS-55

Pimco
Low Duration
Adv.		Real Return		Commodity

2025		2025		2025

$2,355		$158,998		$1,798
(611)		(48,316)		(660)
1,744		110,682		1,138

-		-		-
(316)		(25,460)		(518)
(316)		(25,460)		(518)

1,213		225,601		9,970

$2,641		$310,823		$10,590

Low Duration Adv.		Real Return		Commodity

2025	2024	2025	2024	2025	2024

$1,744	$2,564	$110,682	$63,340	$1,138	$776
(316)	(3,606)	(25,460)	(42,090)	(518)	(9,930)
1,213	3,329	225,601	13,000	9,970	11,563

2,641	2,287	310,823	34,250	10,590	2,409

1,106	1,077	15,533	5,328	-	-
(27)	(1,269)	206,873	813,983	(19)	(6,291)
(13,196)	(72,902)	(106,969)	(254,965)	(2,196)	(24,891)
(70)	(105)	(5,269)	(4,620)	(58)	(74)
(12,187)	(73,199)	110,168	559,726	(2,273)	(31,256)

(9,546)	(70,912)	420,991	593,976	8,317	(28,847)
67,752	138,664	4,712,225	4,118,249	61,167	90,014
$58,206	$67,752	$5,133,216	$4,712,225	$69,484	$61,167

FS-56

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Balanced

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,191
Mortality and expense risk charge	(4,853)
Net investment income(loss)	4,338

Realized gain(loss) on investments:
Net realized gain distributions	51,976
Net realized gain(loss) on sale of fund shares	5,459
Net realized gain(loss)	57,435

Change in unrealized appreciation/depreciation	1,212

Net increase(decrease) in net assets resulting
from operations	$62,985

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,338	$3,611
Net realized gain(loss)	57,435	5,610
Net change in unrealized appreciation/depreciation	1,212	37,991
Net increase(decrease) in net assets resulting
from operations	62,985	47,212

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(34,744)	(927)
Transfers for policyowner benefits and terminations	(46,602)	(111,613)
Policyowner maintenance charges	(696)	(814)
Net increase(decrease) from policyowner transactions	(82,042)	(113,354)

Total increase(decrease) in net assets	(19,057)	(66,142)
Net assets at beginning of period	521,926	588,068
Net assets at end of period	$502,869	$521,926

The accompanying notes are an integral part of these financial statements.

FS-57

Ibbotson				Franklin Templeton

Growth		Income		Global Bond

2025		2025		2025

$9,342		$5,608		$-
(5,980)		(2,272)		(218,753)
3,362		3,336		(218,753)

46,911		19,699		-
12,666		1,102		(1,501,040)
59,577		20,801		(1,501,040)

34,345		(1,447)		4,894,617

$97,284		$22,690		$3,174,824

Growth		Income		Global Bond

2025	2024	2025	2024	2025	2024

$3,362	$3,059	$3,336	$2,420	$(218,753)	$(245,493)
59,577	17,928	20,801	(588)	(1,501,040)	(1,179,746)
34,345	41,166	(1,447)	9,415	4,894,617	(1,779,455)

97,284	62,153	22,690	11,247	3,174,824	(3,204,694)

746	60	-	-	41,655	83,524
58,323	5,643	59,974	21,500	(372,563)	3,993,860
(54,247)	(78,368)	(16,956)	(37,670)	(3,738,819)	(5,135,928)
(1,038)	(1,003)	(270)	(175)	(188,472)	(222,424)
3,784	(73,668)	42,748	(16,345)	(4,258,199)	(1,280,968)

101,068	(11,515)	65,438	(5,098)	(1,083,375)	(4,485,662)
598,972	610,487	184,856	189,954	23,293,918	27,779,580
$700,040	$598,972	$250,294	$184,856	$22,210,543	$23,293,918

FS-58

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Income

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$148,562
Mortality and expense risk charge	(29,766)
Net investment income(loss)	118,796

Realized gain(loss) on investments:
Net realized gain distributions	31,227
Net realized gain(loss) on sale of fund shares	(975)
Net realized gain(loss)	30,252

Change in unrealized appreciation/depreciation	174,448

Net increase(decrease) in net assets resulting
from operations	$323,496

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$118,796	$112,270
Net realized gain(loss)	30,252	(467)
Net change in unrealized appreciation/depreciation	174,448	52,833
Net increase(decrease) in net assets resulting
from operations	323,496	164,636

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	59,730	40,135
Subaccounts transfers (including fixed account), net	365,705	78,082
Transfers for policyowner benefits and terminations	(197,389)	(242,536)
Policyowner maintenance charges	(4,115)	(3,266)
Net increase(decrease) from policyowner transactions	223,931	(127,585)

Total increase(decrease) in net assets	547,427	37,051
Net assets at beginning of period	2,724,894	2,687,843
Net assets at end of period	$3,272,321	$2,724,894

The accompanying notes are an integral part of these financial statements.

FS-59

Franklin Templeton
Global
Discovery		Small Cap		Foreign

2025		2025		2025

$2,408		$3,952		$16,937
(1,319)		(3,650)		(6,865)
1,089		302		10,072

13,348		30,821		47,292
1,976		(2,339)		3,016
15,324		28,482		50,308

9,685		(5,433)		103,899

$26,098		$23,351		$164,279

Global Discovery		Small Cap		Foreign

2025	2024	2025	2024	2025	2024

$1,089	$950	$302	$(355)	$10,072	$11,891
15,324	9,363	28,482	3,676	50,308	27,398
9,685	(6,272)	(5,433)	36,708	103,899	(45,381)

26,098	4,041	23,351	40,029	164,279	(6,092)

-	30	4,302	29,628	1,409	1,679
6,025	10,436	10,298	1,719	119,924	(191,289)
(15,209)	(4,072)	(20,558)	(88,407)	(6,258)	(27,412)
(146)	(137)	(352)	(384)	(715)	(711)
(9,330)	6,257	(6,310)	(57,444)	114,360	(217,733)

16,768	10,298	17,041	(17,415)	278,639	(223,825)
122,271	111,973	371,559	388,974	531,083	754,908
$139,039	$122,271	$388,600	$371,559	$809,722	$531,083

FS-60

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AllianceBernstein
	Growth and
	Income

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,065
Mortality and expense risk charge	(3,522)
Net investment income(loss)	(457)

Realized gain(loss) on investments:
Net realized gain distributions	28,621
Net realized gain(loss) on sale of fund shares	3,990
Net realized gain(loss)	32,611

Change in unrealized appreciation/depreciation	(2,498)

Net increase(decrease) in net assets resulting
from operations	$29,656

	Growth and Income

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(457)	$733
Net realized gain(loss)	32,611	16,593
Net change in unrealized appreciation/depreciation	(2,498)	21,450
Net increase(decrease) in net assets resulting
from operations	29,656	38,776

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	12,792	3,431
Subaccounts transfers (including fixed account), net	27,588	11,544
Transfers for policyowner benefits and terminations	(53,217)	(61,986)
Policyowner maintenance charges	(369)	(425)
Net increase(decrease) from policyowner transactions	(13,206)	(47,436)

Total increase(decrease) in net assets	16,450	(8,660)
Net assets at beginning of period	336,344	345,004
Net assets at end of period	$352,794	$336,344

The accompanying notes are an integral part of these financial statements.

FS-61

American Funds

Managed		Blue Chip		Global

2025		2025		2025

$392,596		$42,538		$21,936
(151,847)		(30,012)		(15,592)
240,749		12,526		6,344

978,935		205,805		197,510
26,640		43,077		3,373
1,005,575		248,882		200,883

260,343		188,032		88,139

$1,506,667		$449,440		$295,366

Managed		Blue Chip		Global

2025	2024	2025	2024	2025	2024

$240,749	$207,141	$12,526	$15,703	$6,344	$7,894
1,005,575	(70,414)	248,882	87,054	200,883	48,007
260,343	2,808,013	188,032	374,225	88,139	110,794

1,506,667	2,944,740	449,440	476,982	295,366	166,695

148,954	(41,521)	26,713	178,652	39,511	53,376
(574,645)	(217,292)	2,495	(76,087)	2,592	(35,916)
(4,553,194)	(10,587,485)	(236,294)	(372,181)	(92,705)	(19,136)
(211,687)	(315,316)	(2,535)	(2,760)	(1,559)	(1,442)
(5,190,572)	(11,161,614)	(209,621)	(272,376)	(52,161)	(3,118)

(3,683,905)	(8,216,874)	239,819	204,606	243,205	163,577
18,246,747	26,463,621	2,891,199	2,686,593	1,448,869	1,285,292
$14,562,842	$18,246,747	$3,131,018	$2,891,199	$1,692,074	$1,448,869

FS-62

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Growth

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,397
Mortality and expense risk charge	(47,924)
Net investment income(loss)	(40,527)

Realized gain(loss) on investments:
Net realized gain distributions	378,037
Net realized gain(loss) on sale of fund shares	133,734
Net realized gain(loss)	511,771

Change in unrealized appreciation/depreciation	363,273

Net increase(decrease) in net assets resulting
from operations	$834,517

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(40,527)	$(28,546)
Net realized gain(loss)	511,771	210,959
Net change in unrealized appreciation/depreciation	363,273	934,594
Net increase(decrease) in net assets resulting
from operations	834,517	1,117,007

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	55,463	178,184
Subaccounts transfers (including fixed account), net	36,961	(163,873)
Transfers for policyowner benefits and terminations	(390,248)	(310,079)
Policyowner maintenance charges	(3,856)	(3,602)
Net increase(decrease) from policyowner transactions	(301,680)	(299,370)

Total increase(decrease) in net assets	532,837	817,637
Net assets at beginning of period	4,584,956	3,767,319
Net assets at end of period	$5,117,793	$4,584,956

The accompanying notes are an integral part of these financial statements.

FS-63

American Funds

International		New World		Growth-Income

2025		2025		2025

$5,919		$8,752		$24,435
(4,450)		(6,800)		(26,188)
1,469		1,952		(1,753)

-		27,629		442,326
839		3,717		25,355
839		31,346		467,681

99,688		129,551		(47,682)

$101,996		$162,849		$418,246

International		New World		Growth-Income

2025	2024	2025	2024	2025	2024

$1,469	$90	$1,952	$1,913	$(1,753)	$2,862
839	(7,831)	31,346	12,098	467,681	159,939
99,688	24,008	129,551	26,241	(47,682)	296,484

101,996	16,267	162,849	40,252	418,246	459,285

10,055	7,199	2,913	4,767	82,888	98,652
(470)	(10,039)	177,383	(102,384)	(27,403)	122,234
(51,417)	(154,104)	(18,971)	(112,011)	(107,911)	(282,909)
(440)	(487)	(954)	(698)	(2,969)	(2,250)
(42,272)	(157,431)	160,371	(210,326)	(55,395)	(64,273)

59,724	(141,164)	323,220	(170,074)	362,851	395,012
423,777	564,941	551,955	722,029	2,468,715	2,073,703
$483,501	$423,777	$875,175	$551,955	$2,831,566	$2,468,715

FS-64

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Asset

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$76,898
Mortality and expense risk charge	(37,347)
Net investment income(loss)	39,551

Realized gain(loss) on investments:
Net realized gain distributions	261,202
Net realized gain(loss) on sale of fund shares	19,034
Net realized gain(loss)	280,236

Change in unrealized appreciation/depreciation	193,613

Net increase(decrease) in net assets resulting
from operations	$513,400

	Asset

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$39,551	$40,328
Net realized gain(loss)	280,236	177,259
Net change in unrealized appreciation/depreciation	193,613	284,789
Net increase(decrease) in net assets resulting
from operations	513,400	502,376

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	49,840	11,118
Subaccounts transfers (including fixed account), net	10,278	45,857
Transfers for policyowner benefits and terminations	(200,714)	(307,735)
Policyowner maintenance charges	(6,898)	(6,309)
Net increase(decrease) from policyowner transactions	(147,494)	(257,069)

Total increase(decrease) in net assets	365,906	245,307
Net assets at beginning of period	3,617,771	3,372,464
Net assets at end of period	$3,983,677	$3,617,771

The accompanying notes are an integral part of these financial statements.

FS-65

Columbia

Strategic		Emerging		International

2025		2025		2025

$6,816		$89		$4,723
(1,553)		(1,344)		(1,187)
5,263		(1,255)		3,536

-		-		-
(425)		(6,810)		15,134
(425)		(6,810)		15,134

4,363		43,284		21,529

$9,201		$35,219		$40,199

Strategic		Emerging		International

2025	2024	2025	2024	2025	2024

$5,263	$6,909	$(1,255)	$(22)	$3,536	$7,502
(425)	(5,713)	(6,810)	(5,324)	15,134	(32)
4,363	6,001	43,284	10,842	21,529	(2,314)

9,201	7,197	35,219	5,496	40,199	5,156

156	-	7,185	16,082	284	1,512
724	(51,979)	(2,861)	3,045	(438)	-
(5,653)	(17,460)	(30,441)	(12,959)	(218,503)	(106)
(81)	(246)	(161)	(181)	(61)	(50)
(4,854)	(69,685)	(26,278)	5,987	(218,718)	1,356

4,347	(62,488)	8,941	11,483	(178,519)	6,512
154,185	216,673	127,023	115,540	238,356	231,844
$158,532	$154,185	$135,964	$127,023	$59,837	$238,356

FS-66

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Smaller-Cap

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,738)
Net investment income(loss)	(2,738)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	3,241
Net realized gain(loss)	3,241

Change in unrealized appreciation/depreciation	13,848

Net increase(decrease) in net assets resulting
from operations	$14,351

	Smaller-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,738)	$(2,869)
Net realized gain(loss)	3,241	11,737
Net change in unrealized appreciation/depreciation	13,848	26,328
Net increase(decrease) in net assets resulting
from operations	14,351	35,196

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,252	3,803
Subaccounts transfers (including fixed account), net	(983)	(88)
Transfers for policyowner benefits and terminations	(7,696)	(19,770)
Policyowner maintenance charges	(223)	(253)
Net increase(decrease) from policyowner transactions	(3,650)	(16,308)

Total increase(decrease) in net assets	10,701	18,888
Net assets at beginning of period	279,448	260,560
Net assets at end of period	$290,149	$279,448

The accompanying notes are an integral part of these financial statements.

FS-67

Columbia

Mid Cap		High Yield		Large Core

2025		2025		2025

$-		$16,273		$-
(8,727)		(2,941)		(9,280)
(8,727)		13,332		(9,280)

-		-		-
18,911		(4,865)		41,572
18,911		(4,865)		41,572

96,913		12,113		85,983

$107,097		$20,580		$118,275

Mid Cap		High Yield		Large Core

2025	2024	2025	2024	2025	2024

$(8,727)	$(8,915)	$13,332	$17,026	$(9,280)	$(8,430)
18,911	37,976	(4,865)	(2,373)	41,572	55,409
96,913	66,614	12,113	5,878	85,983	134,248

107,097	95,675	20,580	20,531	118,275	181,227

19,093	19,977	714	2,204	10,000	-
(4,499)	(40,812)	(24,781)	2,894	25,608	22,194
(39,596)	(63,365)	(73,271)	(27,111)	(78,771)	(89,960)
(1,015)	(1,074)	(369)	(382)	(520)	(554)
(26,017)	(85,274)	(97,707)	(22,395)	(43,683)	(68,320)

81,080	10,401	(77,127)	(1,864)	74,592	112,907
856,095	845,694	361,458	363,322	907,455	794,548
$937,175	$856,095	$284,331	$361,458	$982,047	$907,455

FS-68

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Strategy

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

	Strategy

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$(12)
Net realized gain(loss)	-	62
Net change in unrealized appreciation/depreciation	-	239
Net increase(decrease) in net assets resulting
from operations	-	289

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(23)
Transfers for policyowner benefits and terminations	-	(7,205)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(7,228)

Total increase(decrease) in net assets	-	(6,939)
Net assets at beginning of period	-	6,939
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-69

Ivy
				Small Cap
Balanced		Energy		Value

2025		2025		2025

$30,801		$3,495		$441
(24,880)		(3,432)		(3,003)
5,921		63		(2,562)

93,238		-		12,929
6,649		(149)		(891)
99,887		(149)		12,038

152,216		35,246		12,475

$258,024		$35,160		$21,951

Balanced		Energy		Small Cap Value

2025	2024	2025	2024	2025	2024

$5,921	$7,576	$63	$8,684	$(2,562)	$(2,438)
99,887	20,745	(149)	17,138	12,038	(9,650)
152,216	292,168	35,246	(40,344)	12,475	58,327

258,024	320,489	35,160	(14,522)	21,951	46,239

3,019	5,733	11,750	22,542	10,216	11,795
345,137	(156,289)	11,977	(108,428)	(1,245)	(5,249)
(43,932)	(166,054)	(37,843)	(40,045)	(22,303)	(98,799)
(3,857)	(3,715)	(315)	(374)	(228)	(283)
300,367	(320,325)	(14,431)	(126,305)	(13,560)	(92,536)

558,391	164	20,729	(140,827)	8,391	(46,297)
2,272,070	2,271,906	339,008	479,835	304,215	350,512
$2,830,461	$2,272,070	$359,737	$339,008	$312,606	$304,215

FS-70

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Science

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(29,555)
Net investment income(loss)	(29,555)

Realized gain(loss) on investments:
Net realized gain distributions	437,436
Net realized gain(loss) on sale of fund shares	36,958
Net realized gain(loss)	474,394

Change in unrealized appreciation/depreciation	396,043

Net increase(decrease) in net assets resulting
from operations	$840,882

	Science

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(29,555)	$(23,782)
Net realized gain(loss)	474,394	77,248
Net change in unrealized appreciation/depreciation	396,043	506,924
Net increase(decrease) in net assets resulting
from operations	840,882	560,390

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	61,792	118,537
Subaccounts transfers (including fixed account), net	(3,024)	247,338
Transfers for policyowner benefits and terminations	(206,317)	(128,910)
Policyowner maintenance charges	(3,146)	(2,819)
Net increase(decrease) from policyowner transactions	(150,695)	234,146

Total increase(decrease) in net assets	690,187	794,536
Net assets at beginning of period	2,648,676	1,854,140
Net assets at end of period	$3,338,863	$2,648,676

The accompanying notes are an integral part of these financial statements.

FS-71

Ivy
Mid Cap
Growth		International		Global

2025		2025		2025

$-		$516		$122
(5,223)		(1,314)		(606)
(5,223)		(798)		(484)

116,640		6,330		6,542
(31,138)		3,064		(84)
85,502		9,394		6,458

(81,237)		18,005		3,585

$(958)		$26,601		$9,559

Mid Cap Growth		International		Global

2025	2024	2025	2024	2025	2024

$(5,223)	$(6,830)	$(798)	$447	$(484)	$(30)
85,502	(5,369)	9,394	5,146	6,458	(1,444)
(81,237)	24,952	18,005	(55)	3,585	17,871

(958)	12,753	26,601	5,538	9,559	16,397

4,436	36,826	850	1,162	698	784
1,918	(38,513)	(9,073)	(25,458)	(843)	(30,056)
(109,475)	(134,261)	(8,315)	(30,544)	(7,319)	(30,307)
(351)	(576)	(174)	(212)	(60)	(170)
(103,472)	(136,524)	(16,712)	(55,052)	(7,524)	(59,749)

(104,430)	(123,771)	9,889	(49,514)	2,035	(43,352)
592,920	716,691	122,073	171,587	58,629	101,981
$488,490	$592,920	$131,962	$122,073	$60,664	$58,629

FS-72

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	High Income

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,657
Mortality and expense risk charge	(1,886)
Net investment income(loss)	10,771

Realized gain(loss) on investments:
Net realized gain distributions	75
Net realized gain(loss) on sale of fund shares	(2,919)
Net realized gain(loss)	(2,844)

Change in unrealized appreciation/depreciation	3,327

Net increase(decrease) in net assets resulting
from operations	$11,254

	High Income

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10,771	$10,630
Net realized gain(loss)	(2,844)	(1,226)
Net change in unrealized appreciation/depreciation	3,327	417
Net increase(decrease) in net assets resulting
from operations	11,254	9,821

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,412	1,076
Subaccounts transfers (including fixed account), net	(730)	-
Transfers for policyowner benefits and terminations	(16,236)	(8,217)
Policyowner maintenance charges	(144)	(164)
Net increase(decrease) from policyowner transactions	(15,698)	(7,305)

Total increase(decrease) in net assets	(4,444)	2,516
Net assets at beginning of period	194,914	192,398
Net assets at end of period	$190,470	$194,914

The accompanying notes are an integral part of these financial statements.

FS-73

Janus		Putnam

Flexible		Health		Asset

2025		2025		2025

$14,640		$-		$6,806
(3,212)		(2,649)		(3,072)
11,428		(2,649)		3,734

-		18,748		36,712
(2,213)		(1,135)		855
(2,213)		17,613		37,567

10,042		19,946		(2,900)

$19,257		$34,910		$38,401

Flexible		Health		Asset

2025	2024	2025	2024	2025	2024

$11,428	$9,931	$(2,649)	$(1,593)	$3,734	$3,160
(2,213)	(3,606)	17,613	13,689	37,567	712
10,042	(4,745)	19,946	(14,036)	(2,900)	36,688

19,257	1,580	34,910	(1,940)	38,401	40,560

2,468	2,684	6,660	44,043	338	313
14,556	28,004	288	77	(73)	-
(14,287)	(24,145)	(27,944)	(34,508)	(20,458)	(4,539)
(173)	(168)	(231)	(299)	(264)	(271)
2,564	6,375	(21,227)	9,313	(20,457)	(4,497)

21,821	7,955	13,683	7,373	17,944	36,063
313,713	305,758	263,345	255,972	304,040	267,977
$335,534	$313,713	$277,028	$263,345	$321,984	$304,040

FS-74

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Eck

	Gold

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,506
Mortality and expense risk charge	(4,309)
Net investment income(loss)	1,197

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	89,445
Net realized gain(loss)	89,445

Change in unrealized appreciation/depreciation	302,314

Net increase(decrease) in net assets resulting
from operations	$392,956

	Gold

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,197	$5,114
Net realized gain(loss)	89,445	2,913
Net change in unrealized appreciation/depreciation	302,314	23,682
Net increase(decrease) in net assets resulting
from operations	392,956	31,709

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,371	1,341
Subaccounts transfers (including fixed account), net	(10,300)	2,198
Transfers for policyowner benefits and terminations	(19,741)	(8,287)
Policyowner maintenance charges	(679)	(421)
Net increase(decrease) from policyowner transactions	(29,349)	(5,169)

Total increase(decrease) in net assets	363,607	26,540
Net assets at beginning of period	261,643	235,103
Net assets at end of period	$625,250	$261,643

The accompanying notes are an integral part of these financial statements.

FS-75

Van Eck

Hard Assets

2025

$5,515
(2,359)
3,156

-
7,072
7,072

61,272

$71,500

Hard Assets

2025	2024

$3,156	$3,499
7,072	2,266
61,272	(15,100)

71,500	(9,335)

8,829	21,093
(6,784)	(7,185)
(31,565)	(10,771)
(280)	(296)
(29,800)	2,841

41,700	(6,494)
216,572	223,066
$258,272	$216,572

FS-76

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2025 AND 2024

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2025, there are one hundred twenty-six subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company LLC	Company LLC, continued
(Advisor)	Fidelity
Fidelity (Fund Series short cite)	*Contrafund SC
*Equity-Income IC (Subaccount short cite)	*Contrafund SC2
*Equity-Income SC	*Asset Mgr. Gr. IC (formerly Fidelity(R) VIP
*Equity-Income SC2	Asset Manager: Growth Portfolio, Initial Class)
*Growth IC	*Asset Mgr. Gr. SC (formerly Fidelity(R) VIP
*Growth SC	Asset Manager: Growth Portfolio, Service Class)
*Growth SC2	*Asset Mgr. Gr. SC2 (formerly Fidelity(R) VIP
*High Income IC	Asset Manager: Growth Portfolio, Service Class 2)
*High Income SC	*Mid Cap SC2
*High Income SC2	*Money Market
*Overseas IC	*Money Market SC2
*Overseas SC	*Index 500 SC2
*Overseas SC2	*Strategic SC2
*Asset Mgr. IC (formerly Fidelity(R) VIP
Asset Manager Portfolio, Initial Class)	Fred Alger Management, LLC
*Asset Mgr. SC (formerly Fidelity(R) VIP	Alger
Asset Manager Portfolio, Service Class)	*Balanced
*Asset Mgr. SC2 (formerly Fidelity(R) VIP
Asset Manager Portfolio, Service Class 2)
*Inv. Bond IC
*Inv. Bond SC2
*Contrafund IC

FS-77

1. ORGANIZATION, continued

Massachusetts Financial Services	Lincoln Financial Investments Corporation
Company	Lincoln
MFS	*Disciplined Core Value II
*Utilities	(Commenced April 26, 2024)
*New Discovery	*Mid Cap Value II
*Total Return	(Commenced April 26, 2024)
*Growth SC	*Disciplined Core Value SC
*New Discovery SC	(Commenced April 26, 2024)
*Utilities SC
*Strategic	Invesco Advisers, Inc.
*Research	AIM
*Blended Core SC	*Intl. Growth
*Corporate SC	*Global
*Government SC	*Global Value
*Growth Allocation SC	*Discovery Mid Cap
*Moderate SC	*Diversified
*Conservative SC	*Value
*Blended Small Cap SC	*Real Estate
*Global Real Estate IC
(Commenced February 3, 2021)	Calvert Research and Management
*Global Real Estate SC	(See Note 3)
Summit
Morgan Stanley Investment	*S&P MidCap
Management Inc.	*Russell Small Cap
Van Kampen	*Nasdaq-100 Index
*Emerging Markets	*EAFE Intl.
*Intl. Magnum	*S&P 500
*Global II	*Barclays
*Growth
Calvert Research and Management	*Mod. Growth
Calvert	*Moderate
*Balanced
*Mid Cap	Third Avenue Management LLC
*Balanced F	Third Avenue
*Value

FS-78

1. ORGANIZATION, continued

BNY Mellon Investment Adviser, Inc.	ALPS Advisors, Inc.
Dreyfus	Ibbotson
*MidCap	*Balanced
*Small Cap	*Growth
*Income
DWS Investment Management Americas, Inc.
Scudder	Franklin Advisers, Inc.
*Small Mid Value	Franklin Templeton
*Thematic (formerly DWS International	*Global Bond
Growth VIP Portfolio, Class A)	*Income
*Alternative
Franklin Mutual Advisers, LLC
Neuberger Berman Investment Advisers LLC	Franklin Templeton
Neuberger Berman	*Global Discovery
*Regency	*Small Cap
*Intrinsic
*Growth	Templeton Investment Counsel, LLC
Franklin Templeton
T. Rowe Price Associates, Inc.	*Foreign
T. Rowe
*Blue Chip	AllianceBernstein L.P.
AllianceBernstein
Pacific Investment Management	*Growth and Income
Company LLC
Pimco	Capital Research and Management Company (SM)
*Total Return	American Funds
*Low Duration	*Managed
*Short Term	*Blue Chip
*Emerging	*Global
*Low Duration Adv.	*Growth
*Real Return	*International
*Commodity	*New World
*Growth-Income
*Asset

FS-79

1. ORGANIZATION, continued

Columbia Management Investment	Janus Henderson Investors US LLC
Advisers, LLC	Janus
Columbia	*Flexible
*Strategic
*Emerging	Putnam Investment Management, LLC
*International	Putnam
*Smaller-Cap	*Health
*Mid Cap
*High Yield	Franklin Advisers, Inc.
*Large Core	Putnam
*Asset
Delaware Management Company
Ivy	Van Eck Associates Corporation
*Strategy (formerly Macquarie VIP Asset	Van Eck
Strategy Series Portfolio, Service Class)	*Gold
*Balanced (formerly Macquarie VIP	*Hard Assets
Balanced Series Portfolio, Service Class)
*Energy (formerly Macquarie VIP
Energy Series Portfolio, Service Class)
*Small Cap Value (formerly Macquarie VIP Smid
Cap Core Series Portfolio, Service Class)
*Science (formerly Macquarie VIP Science and
Technology Series Portfolio, Service Class)
*Mid Cap Growth (formerly Macquarie VIP Mid
Cap Growth Series Portfolio, Service Class)
*International (formerly Macquarie VIP
International Core Equity Series Portfolio, Service Class)
*Global (formerly Macquarie VIP Global
Growth Series Portfolio, Service Class)
*High Income (formerly Macquarie VIP High Income
Series Portfolio, Service Class)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-80

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-81

3. SEGMENT INFORMATION

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Ameritas Life Insurance Corp. to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer of the Company as the chief operating decision maker as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant account policies (see note 2.) The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment disclosure requirements as of December 31, 2025 and for the years ended December 31, 2025 and December 31, 2024. All assets held and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

4. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2025 and 2024, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
S&P 500.050
Barclays	.050
Growth	.050
Mod. Growth	.050
Moderate	.050

FS-82

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2025 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$1,349,100	$2,456,917
Equity-Income SC	182,720	272,333
Equity-Income SC2	970,562	1,531,672
Growth IC	3,973,990	4,603,221
Growth SC	327,952	121,721
Growth SC2	1,368,037	1,766,936
High Income IC	239,945	536,762
High Income SC	31,986	32,313
High Income SC2	2,091,380	6,639,023
Overseas IC	558,888	710,037
Overseas SC	70,386	31,755
Overseas SC2	1,068,932	1,362,633
Asset Mgr. IC	381,019	725,387
Asset Mgr. SC	71,559	80,386
Asset Mgr. SC2	214,163	422,303
Inv. Bond IC	420,491	1,007,118
Inv. Bond SC2	2,606,917	10,360,208
Contrafund IC	4,098,971	2,945,397
Contrafund SC	725,928	554,701
Contrafund SC2	5,812,093	4,908,266
Asset Mgr. Gr. IC	41,217	228,540
Asset Mgr. Gr. SC	8,404	17,342
Asset Mgr. Gr. SC2	266,227	111,682
Mid Cap SC2	573,520	696,467
Money Market	9,867,757	21,414,640
Money Market SC2	434,474	463,132
Index 500 SC2	470,466	978,094
Strategic SC2	22,947	84,810

Alger:
Balanced	1,217,317	1,348,274

MFS:
Utilities	1,729,723	3,806,918
New Discovery	254,089	847,551
Total Return	1,242,682	752,562
Growth SC	250,594	106,543
New Discovery SC	27,771	93,709
Utilities SC	416,886	364,354
Strategic	615,597	429,277
Research	674,600	5,865,719
Blended Core SC	63,265	67,229
Corporate SC	69,404	242,533
Government SC	32,739	5,392

FS-83

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Growth Allocation SC	$68,747	$73,557
Moderate SC	125,659	109,818
Conservative SC	32,713	157,511
Blended Small Cap SC	97,762	71,856
Global Real Estate IC	11,753	176,722
Global Real Estate SC	7,078	8,370

Van Kampen:
Emerging Markets	793,935	4,869,103
Intl. Magnum	46,326	172,139
Global II	2,111	2,915

Calvert:
Balanced	5,429,419	1,620,183
Mid Cap	97,070	253,486
Balanced F	306,949	42,475

Lincoln:
Disciplined Core Value II	857,882	6,384,808
Mid Cap Value II	1,046,112	1,322,175
Disciplined Core Value SC	20,749	190,252

AIM:
Intl. Growth	1,074,716	1,287,913
Global	919,003	371,100
Global Value	356,408	509,151
Discovery Mid Cap	412,533	494,467
Diversified	54,427	47,141
Value	35,516	7,839
Real Estate	235,604	29,667

Summit:
S&P MidCap	4,078,601	7,785,614
Russell Small Cap	2,426,927	5,270,810
Nasdaq-100 Index	1,511,504	12,873,301
EAFE Intl.	984,894	10,532,107
S&P 500	14,641,627	27,827,768
Barclays	2,889,545	10,512,486
Growth	18,866,146	18,677,476
Mod. Growth	5,683,111	9,231,955
Moderate	4,426,910	11,043,570

FS-84

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Third Avenue:
Value	$1,112,350	$1,156,430

Dreyfus:
MidCap	244,916	359,052
Small Cap	136,616	113,354

Scudder:
Small Mid Value	252,093	371,845
Thematic	126,899	115,706
Alternative	2,369	565

Neuberger Berman:
Regency	132,615	137,206
Intrinsic	16,852	34,661
Growth	103,149	68,008

T. Rowe:
Blue Chip	4,803,493	10,818,359

Pimco:
Total Return	2,040,657	1,841,674
Low Duration	327,167	1,257,538
Short Term	18,660	28,796
Emerging	5,539	11,466
Low Duration Adv.	3,317	13,760
Real Return	817,976	597,126
Commodity	1,788	2,922

Ibbotson:
Balanced	61,151	86,878
Growth	136,203	82,147
Income	109,300	43,518

Franklin Templeton:
Global Bond	660,157	5,137,109
Income	636,501	262,548
Global Discovery	23,629	18,522
Small Cap	48,948	24,134
Foreign	191,471	19,746

AllianceBernstein:
Growth and Income	73,678	58,720

FS-85

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
Managed	$1,957,249	$5,928,137
Blue Chip	268,160	259,450
Global	263,753	112,060
Growth	504,960	469,130
International	14,321	55,123
New World	238,435	48,482
Growth-Income	546,297	161,119
Asset	384,721	231,462

Columbia:
Strategic	7,411	7,003
Emerging	6,881	34,414
International	225	215,408
Smaller-Cap	4,744	11,132
Mid Cap	16,906	51,650
High Yield	18,488	102,864
Large Core	36,136	89,099

Ivy:
Strategy	-	-
Balanced	472,498	72,972
Energy	30,802	45,171
Small Cap Value	23,363	26,556
Science	527,530	270,343
Mid Cap Growth	126,298	118,354
International	10,137	21,315
Global	7,498	8,964
High Income	15,728	20,581

Janus:
Flexible	31,495	17,504

Putnam:
Health	25,371	30,499
Asset	43,667	23,678

Van Eck:
Gold	183,429	211,581
Hard Assets	12,954	39,598

FS-86

6. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2025, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-87

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2025	120.79	212.57	93,630	16,118,065	1.76	1.25	1.40	17.37	17.55
2024	102.91	180.84	107,206	15,624,613	1.72	1.25	1.40	13.74	13.91
2023	90.48	158.76	123,855	15,967,441	1.86	1.25	1.40	9.12	9.28
2022	82.92	145.28	137,297	16,182,997	1.85	1.25	1.40	(6.27)	(6.13)
2021	88.47	154.77	151,649	18,951,290	1.88	1.25	1.40	23.16	23.35

Equity-Income SC
2025	132.79	132.79	14,151	1,879,107	1.70	0.95	0.95	17.80	17.80
2024	112.73	112.73	15,869	1,788,808	1.59	0.95	0.95	14.15	14.15
2023	98.75	98.75	18,040	1,781,483	1.84	0.95	0.95	9.49	9.49
2022	90.19	90.19	19,555	1,763,649	1.79	0.95	0.95	(5.98)	(5.98)
2021	95.93	95.93	21,396	2,052,414	1.63	0.95	0.95	23.65	23.65

Equity-Income SC2
2025	108.80	108.80	88,382	9,616,078	1.60	0.95	0.95	17.63	17.63
2024	92.50	92.50	100,067	9,255,858	1.58	0.95	0.95	13.96	13.96
2023	81.16	81.16	113,379	9,202,182	1.73	0.95	0.95	9.34	9.34
2022	74.23	74.23	125,195	9,293,146	1.66	0.95	0.95	(6.14)	(6.14)
2021	79.08	79.08	138,768	10,974,114	1.65	0.95	0.95	23.43	23.43

Growth IC
2025	333.15	479.48	65,999	28,304,084	0.28	1.25	1.40	13.31	13.48
2024	294.03	422.54	75,697	28,716,652	-	1.25	1.40	28.57	28.76
2023	228.69	328.16	84,502	24,980,282	0.13	1.25	1.40	34.35	34.55
2022	170.22	243.88	93,575	20,636,608	0.62	1.25	1.40	(25.50)	(25.39)
2021	228.49	326.88	101,315	29,965,341	-	1.25	1.40	21.51	21.69

Growth SC
2025	366.25	366.25	7,442	2,725,795	0.21	0.95	0.95	13.70	13.70
2024	322.13	322.13	7,768	2,502,347	-	0.95	0.95	29.03	29.03
2023	249.66	249.66	11,667	2,912,675	0.04	0.95	0.95	34.82	34.82
2022	185.18	185.18	12,403	2,296,868	0.52	0.95	0.95	(25.23)	(25.23)
2021	247.69	247.69	13,929	3,449,992	-	0.95	0.95	21.92	21.92

Growth SC2
2025	272.98	272.98	29,340	8,009,371	0.05	0.95	0.95	13.53	13.53
2024	240.45	240.45	35,090	8,437,346	-	0.95	0.95	28.84	28.84
2023	186.63	186.63	41,706	7,783,571	-	0.95	0.95	34.61	34.61
2022	138.64	138.64	44,455	6,163,394	0.36	0.95	0.95	(25.35)	(25.35)
2021	185.73	185.73	46,844	8,700,477	-	0.95	0.95	21.74	21.74

FS-88

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2025	25.56	63.01	60,192	2,314,710	6.23	1.25	1.40	8.83	8.99
2024	23.49	57.81	70,901	2,535,434	5.67	1.25	1.40	7.45	7.61
2023	21.86	53.72	80,393	2,751,791	5.58	1.25	1.40	8.95	9.11
2022	20.07	49.23	87,782	2,722,007	4.77	1.25	1.40	(12.60)	(12.47)
2021	22.96	56.25	104,043	3,741,269	5.09	1.25	1.40	2.96	3.12

High Income SC
2025	28.14	28.14	15,486	435,761	6.37	0.95	0.95	9.28	9.28
2024	25.75	25.75	16,362	421,316	5.18	0.95	0.95	7.69	7.69
2023	23.91	23.91	19,322	462,013	5.38	0.95	0.95	9.46	9.46
2022	21.84	21.84	21,861	477,514	4.67	0.95	0.95	(12.39)	(12.39)
2021	24.93	24.93	28,530	711,328	5.17	0.95	0.95	3.51	3.51

High Income SC2
2025	21.23	21.23	1,368,151	29,051,844	6.36	0.95	0.95	9.27	9.27
2024	19.43	19.43	1,677,471	32,597,962	5.80	0.95	0.95	7.58	7.58
2023	18.06	18.06	2,035,618	36,768,924	5.41	0.95	0.95	9.20	9.20
2022	16.54	16.54	2,323,076	38,425,406	4.78	0.95	0.95	(12.51)	(12.51)
2021	18.90	18.90	2,739,872	51,797,046	5.31	0.95	0.95	3.31	3.31

Overseas IC
2025	56.56	69.34	52,429	3,507,070	1.53	1.25	1.40	18.72	18.90
2024	47.64	58.32	59,631	3,363,942	1.58	1.25	1.40	3.58	3.74
2023	45.99	56.21	68,873	3,760,441	1.03	1.25	1.40	18.84	19.02
2022	38.70	47.23	75,084	3,449,426	1.03	1.25	1.40	(25.53)	(25.42)
2021	51.97	63.33	83,232	5,133,851	0.52	1.25	1.40	18.04	18.22

Overseas SC
2025	62.74	62.74	7,587	476,029	1.53	0.95	0.95	19.14	19.14
2024	52.66	52.66	7,659	403,291	1.54	0.95	0.95	3.96	3.96
2023	50.65	50.65	9,350	473,594	0.92	0.95	0.95	19.28	19.28
2022	42.47	42.47	10,714	454,994	0.97	0.95	0.95	(25.29)	(25.29)
2021	56.85	56.85	11,135	632,994	0.44	0.95	0.95	18.45	18.45

Overseas SC2
2025	48.01	48.01	141,879	6,811,280	1.33	0.95	0.95	18.92	18.92
2024	40.37	40.37	162,131	6,545,090	1.32	0.95	0.95	3.81	3.81
2023	38.89	38.89	190,313	7,400,769	0.77	0.95	0.95	19.09	19.09
2022	32.65	32.65	220,474	7,199,315	0.89	0.95	0.95	(25.39)	(25.39)
2021	43.77	43.77	216,047	9,455,634	0.32	0.95	0.95	18.26	18.26

FS-89

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2025	52.21	83.28	67,467	5,300,756	2.44	1.25	1.40	13.40	13.56
2024	46.04	73.33	76,634	5,281,866	2.27	1.25	1.40	6.98	7.14
2023	43.04	68.44	92,475	5,997,091	2.26	1.25	1.40	11.39	11.55
2022	38.64	61.36	104,950	6,096,290	2.00	1.25	1.40	(16.11)	(15.99)
2021	46.06	73.04	117,268	8,074,937	1.56	1.25	1.40	8.40	8.56

Asset Mgr. SC
2025	57.28	57.28	17,758	1,017,159	2.48	0.95	0.95	13.78	13.78
2024	50.34	50.34	19,052	959,105	2.17	0.95	0.95	7.31	7.31
2023	46.91	46.91	22,153	1,039,319	2.28	0.95	0.95	11.84	11.84
2022	41.95	41.95	23,023	965,805	1.85	0.95	0.95	(15.83)	(15.83)
2021	49.84	49.84	26,784	1,334,921	1.45	0.95	0.95	8.76	8.76

Asset Mgr. SC2
2025	44.76	44.76	28,725	1,285,758	2.11	0.95	0.95	13.57	13.57
2024	39.41	39.41	35,654	1,405,220	2.40	0.95	0.95	7.21	7.21
2023	36.76	36.76	39,546	1,453,877	2.12	0.95	0.95	11.59	11.59
2022	32.94	32.94	44,577	1,468,574	1.77	0.95	0.95	(15.95)	(15.95)
2021	39.20	39.20	51,962	2,036,713	1.40	0.95	0.95	8.65	8.65

Inv. Bond IC
2025	26.34	29.78	113,515	3,450,248	3.45	0.95	1.40	5.74	6.21
2024	24.91	28.04	136,428	3,910,461	3.51	0.95	1.40	0.37	0.82
2023	24.82	27.81	146,479	4,211,304	2.49	0.95	1.40	4.73	5.20
2022	23.69	26.43	163,937	4,512,421	2.09	0.95	1.40	(14.16)	(13.78)
2021	27.60	30.66	200,933	6,445,446	2.00	0.95	1.40	(1.98)	(1.54)

Inv. Bond SC2
2025	13.95	24.26	2,091,145	48,879,194	3.35	0.95	1.00	5.87	5.92
2024	13.17	22.90	2,485,207	54,893,685	3.25	0.95	1.00	0.48	0.53
2023	13.11	22.78	2,797,954	61,960,639	2.45	0.95	1.00	4.95	5.00
2022	12.49	21.69	2,940,024	62,592,795	1.99	0.95	1.00	(14.07)	(14.03)
2021	14.54	25.23	3,387,053	83,775,363	1.81	0.95	1.00	(1.88)	(1.83)

Contrafund IC
2025	232.55	261.53	101,584	25,435,522	0.14	1.25	1.40	19.80	19.98
2024	194.12	217.98	112,033	23,392,620	0.19	1.25	1.40	31.92	32.12
2023	147.15	164.99	122,534	19,390,931	0.48	1.25	1.40	31.61	31.80
2022	111.81	125.17	136,942	16,452,453	0.50	1.25	1.40	(27.33)	(27.22)
2021	153.87	172.00	148,286	24,512,036	0.06	1.25	1.40	26.06	26.25

FS-90

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2025	255.84	255.84	18,530	4,740,795	0.05	0.95	0.95	20.23	20.23
2024	212.79	212.79	20,776	4,420,938	0.09	0.95	0.95	32.36	32.36
2023	160.76	160.76	28,189	4,531,692	0.37	0.95	0.95	32.09	32.09
2022	121.71	121.71	31,901	3,882,659	0.40	0.95	0.95	(27.08)	(27.08)
2021	166.90	166.90	37,228	6,213,287	0.05	0.95	0.95	26.51	26.51

Contrafund SC2
2025	127.09	214.82	168,098	33,341,754	-	0.95	1.00	19.99	20.05
2024	105.91	178.94	189,974	31,495,162	0.03	0.95	1.00	32.11	32.18
2023	80.17	135.38	231,992	29,082,046	0.25	0.95	1.00	31.80	31.87
2022	60.83	102.66	255,644	24,821,661	0.27	0.95	1.00	(27.22)	(27.18)
2021	83.57	140.98	273,079	36,108,012	0.03	0.95	1.00	26.25	26.31

Asset Mgr. Gr. IC
2025	59.38	66.18	12,352	750,326	1.72	1.25	1.40	16.61	16.78
2024	50.92	56.67	16,369	852,333	1.66	1.25	1.40	9.26	9.42
2023	46.60	51.79	19,567	929,067	1.65	1.25	1.40	14.76	14.93
2022	40.61	45.06	24,124	994,480	1.77	1.25	1.40	(18.03)	(17.91)
2021	49.54	54.89	25,805	1,296,755	1.41	1.25	1.40	12.38	12.55

Asset Mgr. Gr. SC
2025	56.50	56.50	2,936	165,899	1.80	0.95	0.95	16.99	16.99
2024	48.29	48.29	3,241	156,498	1.73	0.95	0.95	9.68	9.68
2023	44.03	44.03	3,252	143,189	1.77	0.95	0.95	15.12	15.12
2022	38.25	38.25	3,266	124,922	1.76	0.95	0.95	(17.73)	(17.73)
2021	46.50	46.50	3,283	152,648	1.35	0.95	0.95	12.81	12.81

Asset Mgr. Gr. SC2
2025	44.53	44.53	15,645	696,686	2.02	0.95	0.95	16.85	16.85
2024	38.11	38.11	12,554	478,455	1.66	0.95	0.95	9.50	9.50
2023	34.80	34.80	14,358	499,697	1.66	0.95	0.95	14.96	14.96
2022	30.28	30.28	16,540	500,761	1.46	0.95	0.95	(17.83)	(17.83)
2021	36.84	36.84	19,459	716,972	1.14	0.95	0.95	12.61	12.61

Mid Cap SC2
2025	99.57	107.26	44,122	4,033,413	0.24	0.95	1.40	9.94	10.44
2024	90.56	97.12	50,445	4,217,188	0.34	0.95	1.40	15.54	16.06
2023	78.38	83.68	53,817	3,920,646	0.38	0.95	1.40	13.22	13.72
2022	69.23	73.58	56,740	3,703,564	0.25	0.95	1.40	(16.14)	(15.77)
2021	82.56	87.36	65,284	5,080,880	0.37	0.95	1.40	23.57	24.13

FS-91

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2025	1.03	1.09	39,092,049	42,323,480	4.07	0.95	1.40	2.69	3.15
2024	1.01	1.06	51,271,566	53,870,363	4.89	0.95	1.40	3.64	4.10
2023	0.97	1.01	13,195,737	13,262,336	4.78	0.95	1.40	3.44	3.91
2022	0.94	0.98	15,163,897	14,659,741	1.53	0.95	1.40	0.03	0.48
2021	0.94	0.97	12,075,577	11,632,795	0.01	0.95	1.40	(1.38)	(0.93)

Money Market SC2
2025	1.09	1.09	1,153,207	1,252,067	3.80	1.00	1.00	2.83	2.83
2024	1.06	1.06	1,213,053	1,280,725	4.77	1.00	1.00	3.79	3.79
2023	1.02	1.02	2,037,209	2,071,956	4.53	1.00	1.00	3.60	3.60
2022	0.98	0.98	2,760,941	2,710,445	1.82	1.00	1.00	0.26	0.26
2021	0.98	0.98	929,540	910,223	0.01	1.00	1.00	(0.99)	(0.99)

Index 500 SC2
2025	711.22	711.22	16,324	11,609,891	0.93	1.00	1.00	16.32	16.32
2024	611.45	611.45	17,156	10,490,120	1.05	1.00	1.00	23.34	23.34
2023	495.74	495.74	18,499	9,170,441	1.26	1.00	1.00	24.63	24.63
2022	397.75	397.75	18,695	7,436,074	1.19	1.00	1.00	(19.23)	(19.23)
2021	492.43	492.43	21,124	10,402,035	1.05	1.00	1.00	26.99	26.99

Strategic SC2
2025	14.65	14.65	30,469	446,364	3.52	1.00	1.00	7.50	7.50
2024	13.63	13.63	35,652	485,834	3.73	1.00	1.00	4.72	4.72
2023	13.01	13.01	35,719	464,801	4.36	1.00	1.00	8.10	8.10
2022	12.04	12.04	38,258	460,553	3.22	1.00	1.00	(12.40)	(12.40)
2021	13.74	13.74	42,672	586,375	2.37	1.00	1.00	2.50	2.50

Alger:
Balanced
2025	54.10	61.14	92,572	6,191,932	2.75	0.95	1.40	14.54	15.05
2024	47.23	53.14	104,983	6,183,202	-	0.95	1.40	15.43	15.95
2023	40.92	45.83	111,527	5,665,558	1.43	0.95	1.40	15.81	16.33
2022	35.33	39.40	125,833	5,576,542	1.10	0.95	1.40	(12.54)	(12.14)
2021	40.40	44.84	145,985	7,377,713	0.82	0.95	1.40	17.47	18.00

MFS:
Utilities
2025	126.50	143.10	194,964	25,584,116	2.91	0.95	1.40	13.42	13.93
2024	111.54	125.60	217,703	25,132,178	2.30	0.95	1.40	10.10	10.60
2023	101.31	113.57	240,258	25,117,926	3.49	0.95	1.40	(3.46)	(3.03)
2022	104.94	117.12	255,667	27,646,868	2.35	0.95	1.40	(0.64)	(0.19)
2021	105.62	117.34	280,062	30,357,470	1.74	0.95	1.40	12.51	13.02

FS-92

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2025	70.90	79.70	80,064	6,184,051	-	0.95	1.40	11.40	11.90
2024	63.64	71.23	87,202	6,026,454	-	0.95	1.40	5.23	5.71
2023	60.48	67.38	100,646	6,593,591	-	0.95	1.40	12.83	13.34
2022	53.60	59.45	108,864	6,291,408	-	0.95	1.40	(30.73)	(30.42)
2021	77.38	85.45	118,064	9,816,475	-	0.95	1.40	0.39	0.84

Total Return
2025	47.63	51.73	114,568	5,900,069	2.79	0.95	1.40	9.62	10.12
2024	43.45	46.97	115,415	5,390,261	2.47	0.95	1.40	6.25	6.73
2023	38.76	44.01	114,905	5,023,530	2.01	0.95	1.40	8.92	9.40
2022	35.58	40.23	131,256	5,239,584	1.74	0.95	1.40	(10.84)	(10.43)
2021	39.91	44.92	155,008	6,907,338	1.77	0.95	1.40	12.54	13.04

Growth SC
2025	147.09	147.09	8,386	1,233,464	-	1.00	1.00	10.79	10.79
2024	132.76	132.76	8,929	1,185,378	-	1.00	1.00	29.84	29.84
2023	102.25	102.25	9,164	937,047	-	1.00	1.00	34.17	34.17
2022	76.21	76.21	8,554	651,890	-	1.00	1.00	(32.48)	(32.48)
2021	112.87	112.87	10,662	1,203,431	-	1.00	1.00	22.01	22.01

New Discovery SC
2025	35.39	35.39	24,342	861,415	-	1.00	1.00	11.44	11.44
2024	31.75	31.75	26,017	826,155	-	1.00	1.00	5.37	5.37
2023	30.14	30.14	25,192	759,178	-	1.00	1.00	13.12	13.12
2022	26.64	26.64	25,745	685,851	-	1.00	1.00	(30.69)	(30.69)
2021	38.44	38.44	29,482	1,133,158	-	1.00	1.00	0.56	0.56

Utilities SC
2025	55.02	55.02	67,051	3,689,045	2.76	1.00	1.00	13.62	13.62
2024	48.42	48.42	67,981	3,291,879	2.15	1.00	1.00	10.23	10.23
2023	43.93	43.93	69,059	3,033,696	3.37	1.00	1.00	(3.30)	(3.30)
2022	45.43	45.43	46,183	2,097,971	2.31	1.00	1.00	(0.52)	(0.52)
2021	45.66	45.66	43,357	1,979,810	1.49	1.00	1.00	12.69	12.69

Strategic
2025	12.53	13.25	222,661	2,924,491	4.31	0.95	1.40	5.84	6.32
2024	11.84	12.46	215,618	2,665,520	4.05	0.95	1.40	1.81	2.27
2023	11.63	12.19	240,133	2,898,452	3.81	0.95	1.40	6.10	6.58
2022	10.96	11.43	220,201	2,498,189	3.37	0.95	1.40	(14.90)	(14.52)
2021	12.88	13.38	271,946	3,614,952	3.17	0.95	1.40	(0.93)	(0.48)

FS-93

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2025	25.41	26.67	736,543	19,611,319	1.38	0.95	1.40	20.36	20.90
2024	21.11	22.06	952,600	20,983,911	1.56	0.95	1.40	1.65	2.11
2023	20.77	21.60	1,148,626	24,785,281	1.06	0.95	1.40	11.45	11.95
2022	18.62	19.29	1,311,900	25,287,200	1.86	0.95	1.40	(18.72)	(18.35)
2021	22.91	23.63	1,394,850	32,934,556	0.81	0.95	1.40	10.01	10.52

Blended Core SC
2025	156.35	156.35	2,207	345,057	0.72	1.00	1.00	14.67	14.67
2024	136.35	136.35	2,662	362,977	0.76	1.00	1.00	23.93	23.93
2023	110.03	110.03	2,163	237,949	1.25	1.00	1.00	26.93	26.93
2022	86.68	86.68	1,241	107,601	0.64	1.00	1.00	(17.03)	(17.03)
2021	104.48	104.48	1,385	144,648	1.44	1.00	1.00	27.90	27.90

Corporate SC
2025	13.50	13.50	102,972	1,389,875	4.59	1.00	1.00	6.24	6.24
2024	12.70	12.70	120,318	1,528,621	4.10	1.00	1.00	1.67	1.67
2023	12.50	12.50	88,668	1,107,977	4.23	1.00	1.00	7.82	7.82
2022	11.59	11.59	37,997	440,387	2.70	1.00	1.00	(17.45)	(17.45)
2021	14.04	14.04	45,951	645,136	2.66	1.00	1.00	(2.63)	(2.63)

Government SC
2025	12.68	12.68	13,682	173,467	3.96	1.00	1.00	5.58	5.58
2024	12.01	12.01	11,854	142,358	3.04	1.00	1.00	(0.48)	(0.48)
2023	12.07	12.07	7,134	86,082	1.22	1.00	1.00	2.83	2.83
2022	11.73	11.73	7,638	89,625	0.41	1.00	1.00	(13.32)	(13.32)
2021	13.54	13.54	85,073	1,151,636	1.96	1.00	1.00	(3.11)	(3.11)

Growth Allocation SC
2025	24.05	24.05	21,053	506,302	1.28	1.00	1.00	10.76	10.76
2024	21.71	21.71	22,368	485,671	0.99	1.00	1.00	8.95	8.95
2023	19.93	19.93	21,917	436,812	2.22	1.00	1.00	13.89	13.89
2022	17.50	17.50	19,797	346,445	1.57	1.00	1.00	(19.31)	(19.31)
2021	21.69	21.69	45,886	995,115	1.35	1.00	1.00	14.40	14.40

Moderate SC
2025	22.95	22.95	35,788	821,162	2.13	1.00	1.00	9.86	9.86
2024	20.89	20.89	37,983	793,302	1.35	1.00	1.00	7.04	7.04
2023	19.51	19.51	44,609	870,434	2.53	1.00	1.00	11.53	11.53
2022	17.50	17.50	43,348	758,376	1.81	1.00	1.00	(17.74)	(17.74)
2021	21.27	21.27	35,550	756,072	1.77	1.00	1.00	10.15	10.15

FS-94

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2025	17.06	17.06	12,759	217,625	2.71	1.00	1.00	8.63	8.63
2024	15.70	15.70	21,380	335,717	1.65	1.00	1.00	4.59	4.59
2023	15.01	15.01	24,545	368,498	2.66	1.00	1.00	8.94	8.94
2022	13.78	13.78	24,934	343,613	2.32	1.00	1.00	(16.37)	(16.37)
2021	16.48	16.48	18,905	311,511	1.74	1.00	1.00	5.64	5.64

Blended Small Cap SC
2025	25.36	25.36	13,598	344,903	0.69	1.00	1.00	4.44	4.44
2024	24.29	24.29	13,986	339,657	0.86	1.00	1.00	3.60	3.60
2023	23.44	23.44	12,083	283,239	0.53	1.00	1.00	17.49	17.49
2022	19.95	19.95	11,905	237,504	0.55	1.00	1.00	(19.37)	(19.37)
2021	24.74	24.74	6,620	163,801	0.63	1.00	1.00	27.89	27.89

Global Real Estate IC
2025	15.26	15.26	24,483	373,726	1.68	0.95	0.95	2.55	2.55
2024	14.88	14.88	35,976	535,491	0.48	0.95	0.95	(3.61)	(3.61)
2023	15.44	15.44	1,625	25,089	0.72	0.95	0.95	10.41	10.41
2022	13.99	13.99	3,373	47,176	1.58	0.95	0.95	(27.63)	(27.63)
2021	19.33	19.33	2,251	43,502	1.80	0.95	0.95	27.57	27.57

Global Real Estate SC
2025	18.72	18.72	5,887	110,202	1.18	1.00	1.00	2.27	2.27
2024	18.30	18.30	5,969	109,259	1.45	1.00	1.00	(3.89)	(3.89)
2023	19.05	19.05	6,778	129,102	0.66	1.00	1.00	10.10	10.10
2022	17.30	17.30	2,057	35,575	1.01	1.00	1.00	(27.86)	(27.86)
2021	23.98	23.98	1,104	26,462	0.82	1.00	1.00	28.58	28.58

Van Kampen:
Emerging Markets
2025	34.34	38.83	462,973	15,752,970	0.41	0.95	1.40	31.12	31.71
2024	26.19	29.48	616,342	15,912,815	1.32	0.95	1.40	6.31	6.79
2023	24.63	27.60	762,564	18,428,700	1.63	0.95	1.40	10.43	10.92
2022	22.31	24.88	853,682	18,609,479	0.44	0.95	1.40	(26.12)	(25.79)
2021	30.19	33.53	849,058	24,961,745	0.83	0.95	1.40	1.56	2.02

Intl. Magnum
2025	24.53	27.84	37,847	1,013,869	-	0.95	1.40	15.78	16.30
2024	21.18	23.94	43,914	1,013,879	-	0.95	1.40	5.97	6.45
2023	19.99	22.49	48,473	1,052,304	1.72	0.95	1.40	12.49	13.00
2022	17.77	19.90	59,946	1,158,230	-	0.95	1.40	(18.09)	(17.72)
2021	21.70	24.19	67,300	1,581,433	1.86	0.95	1.40	6.86	7.35

FS-95

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
Global II
2025	16.27	16.27	3,882	63,165	-	1.00	1.00	16.19	16.19
2024	14.00	14.00	4,031	56,445	-	1.00	1.00	6.35	6.35
2023	13.17	13.17	6,569	86,499	1.58	1.00	1.00	12.82	12.82
2022	11.67	11.67	6,718	78,416	-	1.00	1.00	(17.89)	(17.89)
2021	14.21	14.21	5,540	78,749	1.81	1.00	1.00	7.15	7.15

Calvert:
Balanced
2025	6.61	7.41	1,526,818	10,844,295	1.74	0.95	1.40	9.93	10.43
2024	6.01	6.71	1,024,369	6,524,958	1.67	0.95	1.40	17.94	18.48
2023	5.10	5.67	1,068,135	5,756,685	1.58	0.95	1.40	15.20	15.72
2022	4.43	4.90	1,155,620	5,387,211	1.18	0.95	1.40	(16.58)	(16.21)
2021	5.31	5.84	1,296,308	7,241,124	1.17	0.95	1.40	13.52	14.03

Mid Cap
2025	86.74	97.30	16,781	1,541,705	0.35	0.95	1.40	0.05	0.50
2024	86.70	96.81	19,325	1,767,581	0.12	0.95	1.40	8.69	9.18
2023	79.77	88.67	21,734	1,821,648	0.19	0.95	1.40	10.11	10.59
2022	72.45	80.18	22,753	1,725,805	-	0.95	1.40	(20.59)	(20.24)
2021	91.24	100.53	23,865	2,270,714	0.19	0.95	1.40	13.43	13.94

Balanced F
2025	4.56	4.56	382,007	1,742,835	1.63	1.00	1.00	10.57	10.57
2024	4.13	4.13	343,960	1,419,264	1.79	1.00	1.00	17.73	17.73
2023	3.50	3.50	397,663	1,393,792	1.57	1.00	1.00	15.27	15.27
2022	3.04	3.04	108,178	328,948	1.24	1.00	1.00	(16.30)	(16.30)
2021	3.63	3.63	97,156	352,982	0.95	1.00	1.00	13.58	13.58

Lincoln:
Disciplined Core Value II
2025	9.70	9.77	3,266,906	31,906,122	1.60	0.95	1.40	13.27	13.78
2024	8.56	8.59	3,902,745	33,511,181	0.90	0.95	1.40	5.57	5.90
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Mid Cap Value II
2025	21.75	21.91	351,604	7,698,684	1.85	0.95	1.40	7.48	7.97
2024	20.23	20.29	398,044	8,075,439	2.06	0.95	1.40	5.82	6.14
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

FS-96

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Lincoln, continued:
Disciplined Core Value SC
2025	9.72	9.72	118,944	1,156,434	1.44	1.00	1.00	13.43	13.43
2024	8.57	8.57	139,329	1,194,249	0.74	1.00	1.00	5.69	5.69
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

AIM:
Intl. Growth
2025	55.28	59.49	113,772	6,759,989	1.42	0.95	1.40	14.88	15.40
2024	48.12	51.55	125,962	6,485,036	1.70	0.95	1.40	(0.79)	(0.34)
2023	48.50	51.73	145,819	7,535,984	0.19	0.95	1.40	16.51	17.03
2022	41.63	44.20	171,603	7,581,720	1.73	0.95	1.40	(19.44)	(19.08)
2021	51.67	54.62	177,408	9,687,766	1.25	0.95	1.40	4.42	4.89

Global
2025	19.99	21.53	150,604	3,250,997	2.04	0.95	1.40	6.35	6.83
2024	18.79	20.16	125,042	2,523,902	2.49	0.95	1.40	(3.18)	(2.74)
2023	19.41	20.72	118,339	2,454,545	1.52	0.95	1.40	7.54	8.02
2022	18.05	19.18	119,881	2,300,246	2.88	0.95	1.40	(25.98)	(25.64)
2021	24.38	25.80	114,867	2,962,546	2.77	0.95	1.40	23.97	24.53

Global Value
2025	36.18	41.06	81,511	3,041,788	1.34	0.95	1.40	13.96	14.47
2024	31.75	35.87	92,360	3,010,247	1.09	0.95	1.40	15.21	15.74
2023	27.56	30.99	97,916	2,759,131	0.56	0.95	1.40	20.04	20.58
2022	22.95	25.70	112,422	2,625,563	0.34	0.95	1.40	(22.96)	(22.61)
2021	29.79	33.21	117,888	3,559,437	0.95	0.95	1.40	14.36	14.88

Discovery Mid Cap
2025	119.76	122.69	19,267	2,350,428	-	0.95	1.40	3.36	3.80
2024	115.87	118.20	21,453	2,524,213	-	0.95	1.40	22.53	23.05
2023	94.56	96.06	23,667	2,265,748	-	0.95	1.40	11.60	12.09
2022	84.74	85.70	27,029	2,311,275	-	0.95	1.40	(31.96)	(31.63)
2021	124.53	125.35	29,852	3,735,999	-	0.95	1.40	17.49	17.97

Diversified
2025	49.33	49.33	10,548	520,271	1.38	1.00	1.00	14.29	14.29
2024	43.16	43.16	11,273	486,528	1.58	1.00	1.00	11.83	11.83
2023	38.59	38.59	13,369	515,938	1.84	1.00	1.00	7.69	7.69
2022	35.83	35.83	12,410	444,721	1.64	1.00	1.00	(2.90)	(2.90)
2021	36.90	36.90	13,102	483,515	2.21	1.00	1.00	17.42	17.42

FS-97

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Value
2025	43.79	43.79	5,581	244,440	0.22	1.00	1.00	19.56	19.56
2024	36.63	36.63	5,733	209,986	0.71	1.00	1.00	28.80	28.80
2023	28.44	28.44	8,077	229,711	0.44	1.00	1.00	14.15	14.15
2022	24.92	24.92	7,799	194,313	0.48	1.00	1.00	(3.83)	(3.83)
2021	25.91	25.91	7,407	191,877	0.27	1.00	1.00	26.36	26.36

Real Estate
2025	17.88	17.88	98,735	1,765,597	1.88	1.00	1.00	6.54	6.54
2024	16.78	16.78	87,637	1,470,906	2.43	1.00	1.00	(3.09)	(3.09)
2023	17.32	17.32	90,411	1,565,809	1.23	1.00	1.00	7.75	7.75
2022	16.07	16.07	33,353	536,098	3.03	1.00	1.00	(25.88)	(25.88)
2021	21.69	21.69	27,325	592,591	2.38	1.00	1.00	24.20	24.20

Summit:
S&P MidCap
2025	68.66	76.68	599,619	44,826,155	1.06	0.95	1.40	5.65	6.13
2024	64.98	72.26	691,988	48,816,146	1.16	0.95	1.40	11.93	12.44
2023	58.06	64.26	852,717	53,697,411	1.20	0.95	1.40	14.52	15.03
2022	50.70	55.87	961,350	52,600,077	0.92	0.95	1.40	(14.53)	(14.15)
2021	59.32	65.07	1,102,158	70,360,366	0.82	0.95	1.40	22.69	23.24

Russell Small Cap
2025	42.73	49.89	550,793	26,170,523	1.53	0.95	1.40	10.89	11.39
2024	38.53	44.79	645,195	27,578,661	1.20	0.95	1.40	9.68	10.18
2023	35.13	40.65	803,704	31,251,874	0.86	0.95	1.40	14.99	15.50
2022	30.55	35.19	867,560	29,232,893	0.80	0.95	1.40	(21.62)	(21.26)
2021	38.98	44.70	960,671	41,132,281	0.74	0.95	1.40	12.94	13.45

Nasdaq-100 Index
2025	53.67	60.25	673,737	40,820,194	0.26	0.95	1.40	18.62	19.26
2024	45.25	50.52	890,939	45,335,131	0.32	0.95	1.40	23.39	24.01
2023	36.67	40.73	1,152,549	47,349,649	0.32	0.95	1.40	52.18	52.95
2022	24.10	26.63	1,425,319	38,335,243	0.18	0.95	1.40	(33.61)	(33.28)
2021	36.30	39.92	1,467,385	59,093,189	0.27	0.95	1.40	25.07	25.68

EAFE Intl.
2025	150.66	163.01	195,583	31,949,289	2.35	0.95	1.40	29.09	29.67
2024	117.99	125.71	264,580	33,364,023	2.53	0.95	1.40	2.16	2.50
2023	115.11	123.05	319,716	39,483,330	2.92	0.95	1.40	16.40	16.66
2022	98.89	105.47	378,904	40,114,969	3.56	0.95	1.40	(15.68)	(15.39)
2021	117.28	124.65	414,423	51,862,622	1.72	0.95	1.40	9.38	9.83

FS-98

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P 500
2025	464.13	501.06	272,320	133,637,986	1.08	0.95	1.40	15.88	16.40
2024	400.53	430.47	328,189	138,761,661	1.18	0.95	1.40	22.89	23.45
2023	325.92	348.70	406,846	139,831,054	1.33	0.95	1.40	24.18	24.74
2022	262.46	279.55	474,950	131,127,744	1.21	0.95	1.40	(19.47)	(19.11)
2021	325.92	345.59	531,165	181,538,527	1.28	0.95	1.40	26.64	27.21

Barclays
2025	60.70	65.06	840,522	54,740,755	3.03	0.95	1.40	5.41	5.89
2024	57.58	61.44	980,093	60,289,482	2.74	0.95	1.40	(0.29)	0.07
2023	57.75	61.39	1,099,987	67,634,635	2.71	0.95	1.40	4.04	4.48
2022	55.51	58.76	1,165,938	68,622,051	2.60	0.95	1.40	(13.73)	(13.35)
2021	64.35	67.81	1,349,109	91,639,426	2.39	0.95	1.40	(3.21)	(2.75)

Growth
2025	27.52	27.76	2,718,934	75,330,767	1.74	0.95	1.00	6.99	7.04
2024	25.73	25.93	3,089,537	79,946,628	1.68	0.95	1.00	11.04	11.10
2023	23.17	23.34	4,220,639	98,314,479	1.27	0.95	1.00	14.51	14.57
2022	20.23	20.37	5,111,361	103,943,550	0.96	0.95	1.00	(15.78)	(15.74)
2021	24.02	24.18	5,567,934	134,407,241	0.97	0.95	1.00	14.72	14.77

Mod. Growth
2025	25.27	26.52	1,564,070	41,762,467	2.01	0.95	1.40	7.00	7.49
2024	23.62	24.67	1,859,207	46,162,570	1.85	0.95	1.40	8.63	9.12
2023	21.74	22.61	2,475,918	56,355,290	1.32	0.95	1.40	12.22	12.72
2022	19.39	20.06	2,856,605	57,691,981	1.00	0.95	1.40	(15.78)	(15.41)
2021	23.02	23.71	3,156,209	75,361,235	0.98	0.95	1.40	12.09	12.57

Moderate
2025	23.11	24.36	1,798,524	43,699,888	2.37	0.95	1.40	5.50	5.97
2024	21.91	22.98	2,232,374	51,184,171	2.09	0.95	1.40	6.20	6.68
2023	20.63	21.55	2,955,984	63,537,643	1.41	0.95	1.40	10.38	10.87
2022	18.76	19.43	3,413,348	66,170,021	1.06	0.95	1.40	(15.36)	(14.98)
2021	22.16	22.86	3,961,547	90,335,347	1.04	0.95	1.40	8.54	9.03

Third Avenue:
Value
2025	62.64	69.96	117,908	8,140,519	2.25	0.95	1.40	32.98	33.58
2024	47.11	52.37	129,389	6,691,221	2.51	0.95	1.40	(3.64)	(3.20)
2023	48.89	54.10	147,812	7,894,459	2.36	0.95	1.40	19.14	19.68
2022	41.03	45.21	174,929	7,809,629	1.45	0.95	1.40	14.50	15.02
2021	35.84	39.31	198,302	7,709,572	0.67	0.95	1.40	20.38	20.92

FS-99

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Dreyfus:
MidCap
2025	63.25	70.18	38,594	2,259,052	0.45	0.95	1.40	8.29	8.78
2024	58.40	64.51	44,319	2,387,099	0.64	0.95	1.40	10.76	11.27
2023	52.73	57.98	53,401	2,632,889	0.55	0.95	1.40	16.36	16.88
2022	45.32	49.61	58,611	2,492,121	0.45	0.95	1.40	(15.47)	(15.09)
2021	53.61	58.43	64,905	3,253,838	0.45	0.95	1.40	23.82	24.38

Small Cap
2025	36.32	36.32	23,013	835,831	1.30	1.00	1.00	4.31	4.31
2024	34.82	34.82	24,788	863,116	1.14	1.00	1.00	6.88	6.88
2023	32.58	32.58	27,812	906,078	1.05	1.00	1.00	14.24	14.24
2022	28.52	28.52	27,612	787,409	0.95	1.00	1.00	(17.48)	(17.48)
2021	34.56	34.56	31,636	1,093,205	0.67	1.00	1.00	24.89	24.89

Scudder:
Small Mid Value
2025	30.69	33.21	42,976	1,415,681	1.05	0.95	1.40	16.58	17.10
2024	26.33	28.36	52,946	1,492,999	1.23	0.95	1.40	4.72	5.20
2023	25.14	26.96	65,500	1,754,164	1.15	0.95	1.40	13.36	13.87
2022	22.18	23.68	69,804	1,644,939	0.85	0.95	1.40	(16.97)	(16.60)
2021	26.71	28.39	79,770	2,253,189	1.29	0.95	1.40	28.69	29.27

Thematic
2025	18.62	20.16	19,112	381,042	0.91	0.95	1.40	17.27	17.80
2024	15.88	17.12	18,641	315,646	1.21	0.95	1.40	7.84	8.33
2023	14.73	15.80	19,272	301,612	0.88	0.95	1.40	14.44	14.95
2022	12.87	13.75	30,414	416,431	1.08	0.95	1.40	(29.50)	(29.19)
2021	18.71	19.41	33,928	656,729	0.34	0.95	1.40	6.61	7.09

Alternative
2025	17.75	17.75	1,454	25,807	3.66	1.00	1.00	8.94	8.94
2024	16.29	16.29	1,387	22,593	3.57	1.00	1.00	4.25	4.25
2023	15.63	15.63	2,031	31,734	6.36	1.00	1.00	4.62	4.62
2022	14.94	14.94	2,910	43,469	7.12	1.00	1.00	(8.65)	(8.65)
2021	16.35	16.35	2,914	47,644	1.71	1.00	1.00	11.23	11.23

Neuberger Berman:
Regency
2025	41.51	44.84	17,989	792,520	0.45	0.95	1.40	10.01	10.51
2024	37.74	40.57	19,990	800,792	0.70	0.95	1.40	7.30	7.78
2023	35.17	37.64	22,411	834,169	1.00	0.95	1.40	9.47	9.96
2022	32.13	34.23	24,869	843,065	0.59	0.95	1.40	(11.00)	(10.60)
2021	36.10	38.29	28,922	1,091,922	0.56	0.95	1.40	30.96	31.55

FS-100

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman, continued:
Intrinsic
2025	33.21	33.21	5,468	181,564	-	1.00	1.00	10.24	10.24
2024	30.12	30.12	6,515	196,237	0.25	1.00	1.00	7.58	7.58
2023	28.00	28.00	7,073	198,032	0.47	1.00	1.00	9.59	9.59
2022	25.55	25.55	6,525	166,693	0.16	1.00	1.00	(10.84)	(10.84)
2021	28.66	28.66	9,385	268,932	0.20	1.00	1.00	31.20	31.20

Growth
2025	53.48	53.48	11,942	638,637	-	1.00	1.00	4.19	4.19
2024	51.33	51.33	12,949	664,655	-	1.00	1.00	22.52	22.52
2023	41.89	41.89	11,326	474,476	-	1.00	1.00	16.80	16.80
2022	35.87	35.87	13,523	485,054	-	1.00	1.00	(29.53)	(29.53)
2021	50.90	50.90	13,353	679,664	-	1.00	1.00	11.61	11.61

T. Rowe:
Blue Chip
2025	72.24	78.33	565,853	44,688,600	-	0.95	1.40	16.64	17.32
2024	61.93	66.76	697,641	46,969,972	-	0.95	1.40	33.20	33.89
2023	46.50	49.87	935,708	47,021,228	-	0.95	1.40	46.89	47.56
2022	31.65	33.79	1,184,404	40,296,829	-	0.95	1.40	(39.51)	(39.24)
2021	52.33	55.62	1,115,047	62,539,380	-	0.95	1.40	15.71	16.22

Pimco:
Total Return
2025	14.51	15.65	602,577	9,430,921	4.10	0.95	1.40	7.38	7.86
2024	13.52	14.51	609,962	8,860,008	4.04	0.95	1.40	1.11	1.56
2023	13.37	14.28	556,819	7,957,836	3.57	0.95	1.40	4.47	4.94
2022	12.80	13.61	563,941	7,676,304	2.59	0.95	1.40	(15.49)	(15.11)
2021	15.14	16.04	675,983	10,840,068	1.83	0.95	1.40	(2.63)	(2.19)

Low Duration
2025	10.85	11.44	398,324	4,550,565	3.95	0.95	1.40	4.06	4.55
2024	10.42	10.95	495,433	5,410,291	3.99	0.95	1.40	3.05	3.50
2023	10.11	10.58	556,444	5,873,063	3.59	0.95	1.40	3.52	4.00
2022	9.77	10.17	642,112	6,517,913	1.62	0.95	1.40	(7.05)	(6.64)
2021	10.53	10.89	805,350	8,759,337	0.52	0.95	1.40	(2.30)	(1.85)

Short Term
2025	12.08	12.08	20,362	245,886	4.38	1.00	1.00	3.53	3.53
2024	11.66	11.66	21,933	255,829	5.00	1.00	1.00	4.89	4.89
2023	11.12	11.12	114,657	1,275,050	4.36	1.00	1.00	4.75	4.75
2022	10.62	10.62	143,712	1,525,648	1.78	1.00	1.00	(1.24)	(1.24)
2021	10.75	10.75	52,776	567,316	0.93	1.00	1.00	(1.14)	(1.14)

FS-101

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Emerging
2025	17.14	17.14	4,577	78,429	6.85	1.00	1.00	13.72	13.72
2024	15.07	15.07	5,249	79,096	6.33	1.00	1.00	6.36	6.36
2023	14.17	14.17	6,436	91,176	5.60	1.00	1.00	9.90	9.90
2022	12.89	12.89	7,586	97,790	4.70	1.00	1.00	(16.64)	(16.64)
2021	15.46	15.46	8,929	138,074	4.38	1.00	1.00	(3.62)	(3.62)

Low Duration Adv.
2025	10.97	10.97	5,306	58,206	3.85	1.00	1.00	4.37	4.37
2024	10.51	10.51	6,446	67,752	3.88	1.00	1.00	3.35	3.35
2023	10.17	10.17	13,636	138,664	3.51	1.00	1.00	3.83	3.83
2022	9.79	9.79	11,220	109,887	1.12	1.00	1.00	(6.77)	(6.77)
2021	10.51	10.51	49,236	517,253	0.42	1.00	1.00	(2.01)	(2.01)

Real Return
2025	13.99	14.76	349,275	5,133,216	3.23	0.95	1.40	6.25	6.73
2024	13.17	13.83	342,198	4,712,225	2.46	0.95	1.40	0.61	1.07
2023	13.09	13.68	302,156	4,118,249	2.92	0.95	1.40	2.14	2.59
2022	12.82	13.33	205,217	2,727,575	7.08	0.95	1.40	(13.21)	(12.82)
2021	14.77	15.30	226,774	3,460,948	5.09	0.95	1.40	4.02	4.49

Commodity
2025	11.79	11.79	5,893	69,484	2.71	1.00	1.00	17.48	17.48
2024	10.04	10.04	6,095	61,167	1.96	1.00	1.00	2.93	2.93
2023	9.75	9.75	9,232	90,014	18.52	1.00	1.00	(8.84)	(8.84)
2022	10.70	10.70	14,093	150,742	20.03	1.00	1.00	7.59	7.59
2021	9.94	9.94	15,367	152,779	4.02	1.00	1.00	31.79	31.79

Ibbotson:
Balanced
2025	20.95	21.00	22,980	502,869	1.89	0.95	1.40	13.22	13.73
2024	18.46	18.50	27,022	521,926	1.66	0.95	1.40	8.63	9.12
2023	16.92	17.03	33,157	588,068	2.01	0.95	1.40	11.26	11.76
2022	15.14	15.31	34,005	543,209	1.64	0.95	1.40	(14.09)	(13.70)
2021	17.54	17.82	37,681	697,766	1.28	0.95	1.40	9.25	9.74

Growth
2025	15.31	24.20	27,829	700,040	1.49	0.95	1.40	16.28	16.80
2024	13.11	20.81	27,354	598,972	1.49	0.95	1.40	11.11	11.59
2023	18.73	19.85	31,070	610,487	1.97	0.95	1.40	13.67	14.18
2022	16.48	17.38	28,987	501,087	1.58	0.95	1.40	(14.46)	(14.07)
2021	19.26	20.23	29,774	599,064	1.24	0.95	1.40	13.32	13.80

FS-102

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson, continued:
Income
2025	17.75	18.78	13,449	250,294	2.52	0.95	1.40	10.16	10.65
2024	16.11	16.97	11,030	184,856	2.42	0.95	1.40	6.58	6.94
2023	15.12	15.87	11,974	189,954	1.52	0.95	1.40	9.55	9.59
2022	13.80	14.48	21,476	310,480	1.71	0.95	1.40	(13.40)	(13.36)
2021	15.93	16.72	24,339	405,639	1.40	0.95	1.40	4.99	5.46

Franklin Templeton:
Global Bond
2025	15.31	15.98	1,396,798	22,210,543	-	0.95	1.40	14.64	14.64
2024	13.35	13.94	1,678,046	23,293,918	-	0.95	1.40	(12.21)	(12.20)
2023	15.21	15.88	1,754,276	27,779,580	-	0.95	1.40	1.46	1.92
2022	14.99	15.58	1,822,846	28,350,019	-	0.95	1.40	(6.27)	(5.85)
2021	15.99	16.55	2,170,079	35,830,227	-	0.95	1.40	(6.33)	(5.89)

Income
2025	24.13	24.26	126,140	3,272,321	4.98	0.95	1.40	11.00	11.50
2024	21.74	21.76	117,155	2,724,894	5.11	0.95	1.40	5.71	6.18
2023	20.49	20.56	122,616	2,687,843	5.04	0.95	1.40	7.12	7.60
2022	19.05	19.20	84,544	1,717,941	4.71	0.95	1.40	(6.78)	(6.36)
2021	20.34	20.59	72,742	1,585,264	4.60	0.95	1.40	15.14	15.66

Global Discovery
2025	39.72	39.72	3,500	139,039	1.82	1.00	1.00	22.12	22.12
2024	32.53	32.53	3,759	122,271	1.79	1.00	1.00	3.61	3.61
2023	31.40	31.40	3,566	111,973	2.58	1.00	1.00	19.12	19.12
2022	26.36	26.36	3,058	80,597	1.36	1.00	1.00	(5.69)	(5.69)
2021	27.95	27.95	2,839	79,338	2.82	1.00	1.00	17.95	17.95

Small Cap
2025	40.83	40.83	9,518	388,600	1.08	1.00	1.00	6.59	6.59
2024	38.30	38.30	9,700	371,559	0.91	1.00	1.00	10.59	10.59
2023	34.64	34.64	11,230	388,974	0.54	1.00	1.00	11.63	11.63
2022	31.03	31.03	12,473	387,017	1.01	1.00	1.00	(10.96)	(10.96)
2021	34.85	34.85	15,563	542,299	1.27	1.00	1.00	24.12	24.12

Foreign
2025	20.90	20.90	38,741	809,722	2.45	1.00	1.00	27.91	27.91
2024	16.34	16.34	32,502	531,083	2.78	1.00	1.00	(1.99)	(1.99)
2023	16.67	16.67	45,282	754,908	3.18	1.00	1.00	19.56	19.56
2022	13.94	13.94	9,259	129,104	3.23	1.00	1.00	(8.52)	(8.52)
2021	15.24	15.24	17,035	259,650	1.83	1.00	1.00	3.13	3.13

FS-103

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AllianceBernstein:
Growth and Income
2025	71.88	71.88	4,908	352,794	0.87	1.00	1.00	9.11	9.11
2024	65.88	65.88	5,106	336,344	1.22	1.00	1.00	11.64	11.64
2023	59.01	59.01	5,847	345,004	1.25	1.00	1.00	10.62	10.62
2022	53.35	53.35	5,418	289,041	1.15	1.00	1.00	(5.37)	(5.37)
2021	56.37	56.37	5,113	288,251	0.66	1.00	1.00	26.57	26.57

American Funds:
Managed
2025	19.57	21.19	720,199	14,562,842	2.51	0.95	1.00	10.56	10.62
2024	17.69	19.17	1,003,910	18,246,747	1.91	0.95	1.00	13.48	13.54
2023	15.58	16.89	1,662,841	26,463,621	1.79	0.95	1.00	9.14	9.20
2022	14.27	15.48	2,144,627	31,334,701	2.18	0.95	1.00	(14.82)	(14.78)
2021	16.75	18.17	2,292,660	39,207,866	1.35	0.95	1.00	11.39	11.44

Blue Chip
2025	36.34	36.34	86,161	3,131,018	1.41	1.00	1.00	16.05	16.05
2024	31.31	31.31	92,329	2,891,199	1.55	1.00	1.00	17.95	17.95
2023	26.55	26.55	101,197	2,686,593	1.86	1.00	1.00	16.13	16.13
2022	22.86	22.86	109,614	2,505,930	1.69	1.00	1.00	(9.36)	(9.36)
2021	25.22	25.22	147,210	3,712,922	1.51	1.00	1.00	26.51	26.51

Global
2025	74.81	74.81	22,617	1,692,074	1.40	1.00	1.00	20.42	20.42
2024	62.13	62.13	23,321	1,448,869	1.55	1.00	1.00	12.55	12.55
2023	55.20	55.20	23,283	1,285,292	0.91	1.00	1.00	21.39	21.39
2022	45.47	45.47	23,842	1,084,216	0.66	1.00	1.00	(25.48)	(25.48)
2021	61.03	61.03	23,846	1,455,288	0.35	1.00	1.00	15.27	15.27

Growth
2025	319.98	319.98	15,994	5,117,793	0.15	1.00	1.00	19.04	19.04
2024	268.81	268.81	17,057	4,584,956	0.33	1.00	1.00	30.31	30.31
2023	206.28	206.28	18,263	3,767,319	0.37	1.00	1.00	37.11	37.11
2022	150.45	150.45	16,354	2,460,476	0.32	1.00	1.00	(30.63)	(30.63)
2021	216.88	216.88	16,796	3,642,720	0.23	1.00	1.00	20.78	20.78

International
2025	32.11	32.11	15,059	483,501	1.32	1.00	1.00	25.51	25.51
2024	25.58	25.58	16,565	423,777	1.02	1.00	1.00	2.13	2.13
2023	25.05	25.05	22,553	564,941	1.25	1.00	1.00	14.70	14.70
2022	21.84	21.84	25,831	564,143	1.75	1.00	1.00	(21.57)	(21.57)
2021	27.85	27.85	26,816	746,745	2.39	1.00	1.00	(2.47)	(2.47)

FS-104

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
New World
2025	38.46	41.05	21,803	875,175	1.26	0.95	1.00	27.02	27.09
2024	30.26	32.32	17,273	551,955	1.29	0.95	1.00	5.49	5.54
2023	28.67	30.64	24,087	722,029	1.63	0.95	1.00	14.85	14.90
2022	24.95	26.68	19,594	517,424	1.29	0.95	1.00	(22.87)	(22.83)
2021	32.34	34.59	21,364	724,340	0.88	0.95	1.00	3.88	3.93

Growth-Income
2025	150.13	150.13	18,860	2,831,566	0.93	1.00	1.00	16.89	16.89
2024	128.43	128.43	19,222	2,468,715	1.13	1.00	1.00	22.98	22.98
2023	104.43	104.43	19,857	2,073,703	1.42	1.00	1.00	24.89	24.89
2022	83.62	83.62	16,845	1,408,572	1.21	1.00	1.00	(17.32)	(17.32)
2021	101.14	101.14	19,221	1,943,928	1.22	1.00	1.00	22.86	22.86

Asset
2025	47.06	47.06	84,650	3,983,677	2.05	1.00	1.00	14.70	14.70
2024	41.03	41.03	88,178	3,617,771	2.14	1.00	1.00	15.27	15.27
2023	35.59	35.59	94,753	3,372,464	2.20	1.00	1.00	13.14	13.14
2022	31.46	31.46	99,965	3,144,788	1.96	1.00	1.00	(14.26)	(14.26)
2021	36.69	36.69	91,201	3,346,346	1.56	1.00	1.00	13.96	13.96

Columbia:
Strategic
2025	5.92	5.92	26,769	158,532	4.37	1.00	1.00	6.10	6.10
2024	5.58	5.58	27,623	154,185	4.48	1.00	1.00	3.46	3.46
2023	5.40	5.40	40,162	216,673	3.81	1.00	1.00	8.12	8.12
2022	4.99	4.99	34,012	169,710	2.69	1.00	1.00	(12.39)	(12.39)
2021	5.70	5.70	37,364	212,811	5.15	1.00	1.00	0.62	0.62

Emerging
2025	24.10	24.10	5,641	135,964	0.07	1.00	1.00	29.57	29.57
2024	18.60	18.60	6,828	127,023	0.99	1.00	1.00	4.40	4.40
2023	17.82	17.82	6,484	115,540	-	1.00	1.00	8.11	8.11
2022	16.48	16.48	6,347	104,618	-	1.00	1.00	(33.74)	(33.74)
2021	24.87	24.87	6,948	172,836	0.92	1.00	1.00	(8.39)	(8.39)

International
2025	25.40	25.40	2,356	59,837	4.00	1.00	1.00	36.49	36.49
2024	18.61	18.61	12,807	238,356	4.11	1.00	1.00	2.21	2.21
2023	18.21	18.21	12,732	231,844	1.67	1.00	1.00	14.18	14.18
2022	15.95	15.95	12,715	202,774	0.24	1.00	1.00	(15.75)	(15.75)
2021	18.93	18.93	3,164	59,881	1.09	1.00	1.00	8.65	8.65

FS-105

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
Smaller-Cap
2025	36.52	36.52	7,944	290,149	-	1.00	1.00	5.25	5.25
2024	34.70	34.70	8,052	279,448	-	1.00	1.00	12.52	12.52
2023	30.84	30.84	8,448	260,560	-	1.00	1.00	11.73	11.73
2022	27.60	27.60	7,711	212,848	-	1.00	1.00	(15.77)	(15.77)
2021	32.77	32.77	8,074	264,605	-	1.00	1.00	29.32	29.32

Mid Cap
2025	41.33	41.33	22,673	937,175	-	1.00	1.00	12.74	12.74
2024	36.66	36.66	23,351	856,095	-	1.00	1.00	11.15	11.15
2023	32.99	32.99	25,639	845,694	-	1.00	1.00	8.96	8.96
2022	30.27	30.27	22,165	670,989	-	1.00	1.00	(10.56)	(10.56)
2021	33.85	33.85	19,209	650,167	-	1.00	1.00	30.67	30.67

High Yield
2025	9.92	9.92	28,649	284,331	5.53	1.00	1.00	7.42	7.42
2024	9.24	9.24	39,123	361,458	5.71	1.00	1.00	5.81	5.81
2023	8.73	8.73	41,609	363,322	5.44	1.00	1.00	10.76	10.76
2022	7.88	7.88	41,186	324,688	4.87	1.00	1.00	(11.66)	(11.66)
2021	8.92	8.92	40,147	358,282	4.99	1.00	1.00	3.75	3.75

Large Core
2025	112.79	112.79	8,707	982,047	-	1.00	1.00	13.22	13.22
2024	99.62	99.62	9,109	907,455	-	1.00	1.00	24.48	24.48
2023	80.03	80.03	9,928	794,548	-	1.00	1.00	22.85	22.85
2022	65.15	65.15	9,884	643,882	-	1.00	1.00	(19.74)	(19.74)
2021	81.17	81.17	11,599	941,464	-	1.00	1.00	31.12	31.12

Ivy:
Strategy
2025	-	-	-	-	-	-	-	-	-
2024	13.85	13.85	-	-	-	1.00	1.00	4.16	4.16
2023	12.44	12.44	558	6,939	2.18	1.00	1.00	12.81	12.81
2022	11.03	11.03	558	6,152	1.59	1.00	1.00	(15.58)	(15.58)
2021	13.06	13.06	558	7,288	1.63	1.00	1.00	9.35	9.35

Balanced
2025	11.32	14.33	171,653	2,830,461	1.23	0.95	1.40	10.24	10.73
2024	10.22	13.00	152,093	2,272,070	1.32	0.95	1.40	13.98	14.51
2023	8.92	11.41	173,193	2,271,906	0.75	0.95	1.40	14.43	14.94
2022	7.76	9.97	123,535	1,347,803	1.12	0.95	1.40	(17.22)	(16.88)
2021	12.04	12.34	127,205	1,672,184	0.97	0.95	1.40	14.36	14.87

FS-106

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Energy
2025	5.42	5.42	66,348	359,737	1.02	1.00	1.00	10.78	10.78
2024	4.89	4.89	69,263	339,008	3.14	1.00	1.00	(6.54)	(6.54)
2023	5.24	5.24	91,623	479,835	3.61	1.00	1.00	2.99	2.99
2022	5.09	5.09	83,856	426,425	4.20	1.00	1.00	48.98	48.98
2021	3.41	3.41	55,996	191,129	1.20	1.00	1.00	40.59	40.59

Small Cap Value
2025	36.48	36.48	8,570	312,606	0.15	1.00	1.00	7.31	7.31
2024	33.99	33.99	8,949	304,215	0.32	1.00	1.00	13.12	13.12
2023	30.05	30.05	11,663	350,512	0.20	1.00	1.00	14.52	14.52
2022	26.24	26.24	12,020	315,430	-	1.00	1.00	(15.65)	(15.65)
2021	31.11	31.11	12,861	400,122	-	1.00	1.00	19.58	19.58

Science
2025	101.68	101.68	32,838	3,338,863	-	1.00	1.00	32.04	32.04
2024	77.00	77.00	34,398	2,648,676	-	1.00	1.00	29.29	29.29
2023	59.56	59.56	31,131	1,854,140	-	1.00	1.00	37.69	37.69
2022	43.26	43.26	30,138	1,303,660	-	1.00	1.00	(32.52)	(32.52)
2021	64.10	64.10	29,169	1,869,720	-	1.00	1.00	14.02	14.02

Mid Cap Growth
2025	23.51	23.51	20,780	488,490	-	1.00	1.00	0.17	0.17
2024	23.47	23.47	25,266	592,920	-	1.00	1.00	1.18	1.18
2023	23.19	23.19	30,901	716,691	-	1.00	1.00	18.43	18.43
2022	19.58	19.58	29,561	578,913	-	1.00	1.00	(31.48)	(31.48)
2021	28.58	28.58	28,243	807,206	-	1.00	1.00	15.20	15.20

International
2025	26.69	26.69	4,944	131,962	0.39	1.00	1.00	22.94	22.94
2024	21.71	21.71	5,623	122,073	1.31	1.00	1.00	2.75	2.75
2023	21.13	21.13	8,122	171,587	1.54	1.00	1.00	14.48	14.48
2022	18.45	18.45	8,130	150,038	2.32	1.00	1.00	(15.15)	(15.15)
2021	21.75	21.75	8,057	175,232	1.04	1.00	1.00	13.04	13.04

Global
2025	21.74	21.74	2,791	60,664	0.20	1.00	1.00	16.76	16.76
2024	18.62	18.62	3,149	58,629	0.98	1.00	1.00	15.91	15.91
2023	16.06	16.06	6,349	101,981	0.07	1.00	1.00	18.80	18.80
2022	13.52	13.52	5,297	71,615	0.77	1.00	1.00	(18.38)	(18.38)
2021	16.57	16.57	4,961	82,188	0.06	1.00	1.00	16.69	16.69

FS-107

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
High Income
2025	5.21	5.21	36,534	190,470	6.69	1.00	1.00	6.10	6.10
2024	4.91	4.91	39,667	194,914	6.44	1.00	1.00	5.13	5.13
2023	4.67	4.67	41,165	192,398	6.38	1.00	1.00	10.65	10.65
2022	4.22	4.22	46,292	195,545	7.61	1.00	1.00	(11.85)	(11.85)
2021	4.79	4.79	63,027	302,016	5.79	1.00	1.00	5.01	5.01

Janus:
Flexible
2025	14.07	14.07	23,843	335,534	4.54	1.00	1.00	6.16	6.16
2024	13.26	13.26	23,666	313,713	4.29	1.00	1.00	0.61	0.61
2023	13.18	13.18	23,206	305,758	3.60	1.00	1.00	4.25	4.25
2022	12.64	12.64	26,541	335,433	2.01	1.00	1.00	(14.75)	(14.75)
2021	14.83	14.83	40,412	599,138	2.23	1.00	1.00	(2.09)	(2.09)

Putnam:
Health
2025	40.60	40.60	6,824	277,028	-	1.00	1.00	13.91	13.91
2024	35.64	35.64	7,389	263,345	0.45	1.00	1.00	0.41	0.41
2023	35.49	35.49	7,212	255,972	0.31	1.00	1.00	8.05	8.05
2022	32.85	32.85	9,187	301,752	0.37	1.00	1.00	(5.62)	(5.62)
2021	34.80	34.80	6,317	219,834	1.07	1.00	1.00	18.22	18.22

Asset
2025	35.01	35.01	9,196	321,984	2.21	1.00	1.00	13.25	13.25
2024	30.92	30.92	9,833	304,040	2.09	1.00	1.00	15.19	15.19
2023	26.84	26.84	9,984	267,977	1.50	1.00	1.00	16.32	16.32
2022	23.07	23.07	10,247	236,441	1.43	1.00	1.00	(16.86)	(16.86)
2021	27.75	27.75	6,264	173,842	0.66	1.00	1.00	12.82	12.82

Van Eck:
Gold
2025	29.21	29.21	21,404	625,250	1.27	1.00	1.00	161.82	161.82
2024	11.16	11.16	23,450	261,643	2.95	1.00	1.00	13.27	13.27
2023	9.85	9.85	23,867	235,103	-	1.00	1.00	9.32	9.32
2022	9.01	9.01	21,117	190,284	-	1.00	1.00	(14.22)	(14.22)
2021	10.50	10.50	47,461	498,542	12.30	1.00	1.00	(14.86)	(14.86)

FS-108

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max

Van Eck, continued:
Hard Assets
2025	32.16	32.16	8,031	258,272	2.33	1.00	1.00	34.82	34.82
2024	23.85	23.85	9,079	216,572	2.53	1.00	1.00	(4.06)	(4.06)
2023	24.86	24.86	8,972	223,066	2.66	1.00	1.00	(4.79)	(4.79)
2022	26.11	26.11	9,013	235,345	1.55	1.00	1.00	7.05	7.05
2021	24.39	24.39	13,135	320,397	0.30	1.00	1.00	17.50	17.50

FS-109

7. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2025	2024
Fidelity:
Equity-Income IC
Units issued	18,516	25,420
Units redeemed	(32,092)	(42,069)
Net increase(decrease)	(13,576)	(16,649)

Equity-Income SC
Units issued	3,882	5,000
Units redeemed	(5,600)	(7,171)
Net increase(decrease)	(1,718)	(2,171)

Equity-Income SC2
Units issued	92,186	100,775
Units redeemed	(103,871)	(114,087)
Net increase(decrease)	(11,685)	(13,312)

Growth IC
Units issued	3,904	8,227
Units redeemed	(13,602)	(17,032)
Net increase(decrease)	(9,698)	(8,805)

Growth SC
Units issued	1,453	1,797
Units redeemed	(1,779)	(5,696)
Net increase(decrease)	(326)	(3,899)

Growth SC2
Units issued	17,302	24,585
Units redeemed	(23,052)	(31,201)
Net increase(decrease)	(5,750)	(6,616)

High Income IC
Units issued	111,747	117,466
Units redeemed	(122,456)	(126,958)
Net increase(decrease)	(10,709)	(9,492)

High Income SC
Units issued	21,355	26,169
Units redeemed	(22,231)	(29,129)
Net increase(decrease)	(876)	(2,960)

FS-110

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Fidelity, continued:
High Income SC2
Units issued	5,386,941	6,872,541
Units redeemed	(5,696,261)	(7,230,688)
Net increase(decrease)	(309,320)	(358,147)

Overseas IC
Units issued	21,999	22,919
Units redeemed	(29,201)	(32,161)
Net increase(decrease)	(7,202)	(9,242)

Overseas SC
Units issued	2,049	1,841
Units redeemed	(2,121)	(3,532)
Net increase(decrease)	(72)	(1,691)

Overseas SC2
Units issued	136,131	152,705
Units redeemed	(156,383)	(180,887)
Net increase(decrease)	(20,252)	(28,182)

Asset Mgr. IC
Units issued	6,202	6,718
Units redeemed	(15,369)	(22,559)
Net increase(decrease)	(9,167)	(15,841)

Asset Mgr. SC
Units issued	3,478	3,366
Units redeemed	(4,772)	(6,467)
Net increase(decrease)	(1,294)	(3,101)

Asset Mgr. SC2
Units issued	10,558	13,546
Units redeemed	(17,487)	(17,438)
Net increase(decrease)	(6,929)	(3,892)

Inv. Bond IC
Units issued	173,305	181,009
Units redeemed	(196,218)	(191,060)
Net increase(decrease)	(22,913)	(10,051)

FS-111

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Fidelity, continued:
Inv. Bond SC2
Units issued	7,401,840	9,125,398
Units redeemed	(7,795,902)	(9,438,145)
Net increase(decrease)	(394,062)	(312,747)

Contrafund IC
Units issued	15,820	20,876
Units redeemed	(26,269)	(31,377)
Net increase(decrease)	(10,449)	(10,501)

Contrafund SC
Units issued	2,354	2,708
Units redeemed	(4,600)	(10,121)
Net increase(decrease)	(2,246)	(7,413)

Contrafund SC2
Units issued	70,373	88,584
Units redeemed	(92,249)	(130,602)
Net increase(decrease)	(21,876)	(42,018)

Asset Mgr. Gr. IC
Units issued	2,915	3,427
Units redeemed	(6,932)	(6,625)
Net increase(decrease)	(4,017)	(3,198)

Asset Mgr. Gr. SC
Units issued	817	791
Units redeemed	(1,122)	(802)
Net increase(decrease)	(305)	(11)

Asset Mgr. Gr. SC2
Units issued	5,995	1,024
Units redeemed	(2,904)	(2,828)
Net increase(decrease)	3,091	(1,804)

Mid Cap SC2
Units issued	28,905	30,332
Units redeemed	(35,228)	(33,704)
Net increase(decrease)	(6,323)	(3,372)

FS-112

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Fidelity, continued:
Money Market
Units issued	117,857,244	69,930,995
Units redeemed	(130,036,761)	(31,855,166)
Net increase(decrease)	(12,179,517)	38,075,829

Money Market SC2
Units issued	585,904	788,524
Units redeemed	(645,750)	(1,612,680)
Net increase(decrease)	(59,846)	(824,156)

Index 500 SC2
Units issued	2,268	3,111
Units redeemed	(3,100)	(4,454)
Net increase(decrease)	(832)	(1,343)

Strategic SC2
Units issued	5,586	9,250
Units redeemed	(10,769)	(9,317)
Net increase(decrease)	(5,183)	(67)

Alger:
Balanced
Units issued	48,613	52,713
Units redeemed	(61,024)	(59,257)
Net increase(decrease)	(12,411)	(6,544)

MFS:
Utilities
Units issued	82,424	100,011
Units redeemed	(105,163)	(122,566)
Net increase(decrease)	(22,739)	(22,555)

New Discovery
Units issued	57,993	62,837
Units redeemed	(65,131)	(76,281)
Net increase(decrease)	(7,138)	(13,444)

Total Return
Units issued	45,615	56,510
Units redeemed	(46,462)	(56,000)
Net increase(decrease)	(847)	510

FS-113

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
MFS, continued:
Growth SC
Units issued	1,221	1,633
Units redeemed	(1,764)	(1,868)
Net increase(decrease)	(543)	(235)

New Discovery SC
Units issued	2,558	4,895
Units redeemed	(4,233)	(4,070)
Net increase(decrease)	(1,675)	825

Utilities SC
Units issued	11,091	16,553
Units redeemed	(12,021)	(17,631)
Net increase(decrease)	(930)	(1,078)

Strategic
Units issued	214,285	217,104
Units redeemed	(207,242)	(241,619)
Net increase(decrease)	7,043	(24,515)

Research
Units issued	2,938,923	3,737,395
Units redeemed	(3,154,980)	(3,933,421)
Net increase(decrease)	(216,057)	(196,026)

Blended Core SC
Units issued	223	708
Units redeemed	(678)	(209)
Net increase(decrease)	(455)	499

Corporate SC
Units issued	2,478	42,010
Units redeemed	(19,824)	(10,360)
Net increase(decrease)	(17,346)	31,650

Government SC
Units issued	8,771	4,874
Units redeemed	(6,943)	(154)
Net increase(decrease)	1,828	4,720

FS-114

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
MFS, continued:
Growth Allocation SC
Units issued	1,695	2,773
Units redeemed	(3,010)	(2,322)
Net increase(decrease)	(1,315)	451

Moderate SC
Units issued	2,514	2,038
Units redeemed	(4,709)	(8,664)
Net increase(decrease)	(2,195)	(6,626)

Conservative SC
Units issued	765	752
Units redeemed	(9,386)	(3,917)
Net increase(decrease)	(8,621)	(3,165)

Blended Small Cap SC
Units issued	8,462	7,915
Units redeemed	(8,850)	(6,012)
Net increase(decrease)	(388)	1,903

Global Real Estate IC
Units issued	2,652	36,564
Units redeemed	(14,145)	(2,213)
Net increase(decrease)	(11,493)	34,351

Global Real Estate SC
Units issued	331	177
Units redeemed	(413)	(986)
Net increase(decrease)	(82)	(809)

Van Kampen:
Emerging Markets
Units issued	1,727,829	2,236,078
Units redeemed	(1,881,198)	(2,382,300)
Net increase(decrease)	(153,369)	(146,222)

Intl. Magnum
Units issued	47,659	63,898
Units redeemed	(53,726)	(68,457)
Net increase(decrease)	(6,067)	(4,559)

FS-115

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Van Kampen, continued:
Global II
Units issued	1,980	2,029
Units redeemed	(2,129)	(4,567)
Net increase(decrease)	(149)	(2,538)

Calvert:
Balanced
Units issued	858,406	204,478
Units redeemed	(355,957)	(248,244)
Net increase(decrease)	502,449	(43,766)

Mid Cap
Units issued	-	-
Units redeemed	(2,544)	(2,409)
Net increase(decrease)	(2,544)	(2,409)

Balanced F
Units issued	92,806	48,265
Units redeemed	(54,759)	(101,968)
Net increase(decrease)	38,047	(53,703)

Lincoln:
Disciplined Core Value II
Units issued	10,509,730	12,925,583
Units redeemed	(11,145,569)	(9,022,838)
Net increase(decrease)	(635,839)	3,902,745

Mid Cap Value II
Units issued	998,191	1,146,339
Units redeemed	(1,044,631)	(748,295)
Net increase(decrease)	(46,440)	398,044

Disciplined Core Value SC
Units issued	35,217	208,495
Units redeemed	(55,602)	(69,166)
Net increase(decrease)	(20,385)	139,329

AIM:
Intl. Growth
Units issued	304,873	337,458
Units redeemed	(317,063)	(357,315)
Net increase(decrease)	(12,190)	(19,857)

FS-116

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
AIM, continued:
Global
Units issued	127,069	107,595
Units redeemed	(101,507)	(100,892)
Net increase(decrease)	25,562	6,703

Global Value
Units issued	78,729	91,875
Units redeemed	(89,578)	(97,431)
Net increase(decrease)	(10,849)	(5,556)

Discovery Mid Cap
Units issued	16,182	20,195
Units redeemed	(18,368)	(22,409)
Net increase(decrease)	(2,186)	(2,214)

Diversified
Units issued	12,264	15,734
Units redeemed	(12,989)	(17,830)
Net increase(decrease)	(725)	(2,096)

Value
Units issued	751	777
Units redeemed	(903)	(3,121)
Net increase(decrease)	(152)	(2,344)

Real Estate
Units issued	25,628	13,256
Units redeemed	(14,530)	(16,030)
Net increase(decrease)	11,098	(2,774)

Summit:
S&P MidCap
Units issued	1,286,513	1,557,217
Units redeemed	(1,378,882)	(1,717,946)
Net increase(decrease)	(92,369)	(160,729)

Russell Small Cap
Units issued	1,267,243	1,553,943
Units redeemed	(1,361,645)	(1,712,452)
Net increase(decrease)	(94,402)	(158,509)

FS-117

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Summit, continued:
Nasdaq-100 Index
Units issued	1,487,395	2,054,867
Units redeemed	(1,704,597)	(2,316,477)
Net increase(decrease)	(217,202)	(261,610)

EAFE Intl.
Units issued	787,086	1,033,509
Units redeemed	(856,083)	(1,088,645)
Net increase(decrease)	(68,997)	(55,136)

S&P 500
Units issued	518,714	674,164
Units redeemed	(574,583)	(752,821)
Net increase(decrease)	(55,869)	(78,657)

Barclays
Units issued	3,050,171	3,705,953
Units redeemed	(3,189,742)	(3,825,847)
Net increase(decrease)	(139,571)	(119,894)

Growth
Units issued	760,629	154,692
Units redeemed	(1,131,232)	(1,285,794)
Net increase(decrease)	(370,603)	(1,131,102)

Mod. Growth
Units issued	855,571	947,884
Units redeemed	(1,150,708)	(1,564,595)
Net increase(decrease)	(295,137)	(616,711)

Moderate
Units issued	5,936,660	7,330,257
Units redeemed	(6,370,510)	(8,053,867)
Net increase(decrease)	(433,850)	(723,610)

Third Avenue:
Value
Units issued	108,301	123,820
Units redeemed	(119,782)	(142,243)
Net increase(decrease)	(11,481)	(18,423)

FS-118

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Dreyfus:
MidCap
Units issued	22,030	28,378
Units redeemed	(27,755)	(37,460)
Net increase(decrease)	(5,725)	(9,082)

Small Cap
Units issued	11,071	3,109
Units redeemed	(12,846)	(6,133)
Net increase(decrease)	(1,775)	(3,024)

Scudder:
Small Mid Value
Units issued	43,916	55,918
Units redeemed	(53,886)	(68,472)
Net increase(decrease)	(9,970)	(12,554)

Thematic
Units issued	17,329	9,041
Units redeemed	(16,858)	(9,672)
Net increase(decrease)	471	(631)

Alternative
Units issued	2,890	2,798
Units redeemed	(2,823)	(3,442)
Net increase(decrease)	67	(644)

Neuberger Berman:
Regency
Units issued	13,986	18,584
Units redeemed	(15,987)	(21,005)
Net increase(decrease)	(2,001)	(2,421)

Intrinsic
Units issued	1,909	2,738
Units redeemed	(2,956)	(3,296)
Net increase(decrease)	(1,047)	(558)

Growth
Units issued	107	2,431
Units redeemed	(1,114)	(808)
Net increase(decrease)	(1,007)	1,623

FS-119

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
T. Rowe:
Blue Chip
Units issued	1,294,222	1,773,068
Units redeemed	(1,426,010)	(2,011,135)
Net increase(decrease)	(131,788)	(238,067)

Pimco:
Total Return
Units issued	439,390	440,738
Units redeemed	(446,775)	(387,595)
Net increase(decrease)	(7,385)	53,143

Low Duration
Units issued	1,514,053	1,833,148
Units redeemed	(1,611,162)	(1,894,159)
Net increase(decrease)	(97,109)	(61,011)

Short Term
Units issued	30,821	53,680
Units redeemed	(32,392)	(146,404)
Net increase(decrease)	(1,571)	(92,724)

Emerging
Units issued	22	152
Units redeemed	(694)	(1,339)
Net increase(decrease)	(672)	(1,187)

Low Duration Adv.
Units issued	103	5,928
Units redeemed	(1,243)	(13,118)
Net increase(decrease)	(1,140)	(7,190)

Real Return
Units issued	76,967	104,321
Units redeemed	(69,890)	(64,279)
Net increase(decrease)	7,077	40,042

Commodity
Units issued	-	-
Units redeemed	(202)	(3,137)
Net increase(decrease)	(202)	(3,137)

FS-120

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Ibbotson:
Balanced
Units issued	4,094	6,309
Units redeemed	(8,136)	(12,444)
Net increase(decrease)	(4,042)	(6,135)

Growth
Units issued	6,182	5,667
Units redeemed	(5,707)	(9,383)
Net increase(decrease)	475	(3,716)

Income
Units issued	8,714	7,749
Units redeemed	(6,295)	(8,693)
Net increase(decrease)	2,419	(944)

Franklin Templeton:
Global Bond
Units issued	5,043,080	6,026,076
Units redeemed	(5,324,328)	(6,102,306)
Net increase(decrease)	(281,248)	(76,230)

Income
Units issued	72,954	47,422
Units redeemed	(63,969)	(52,883)
Net increase(decrease)	8,985	(5,461)

Global Discovery
Units issued	4,081	3,393
Units redeemed	(4,340)	(3,200)
Net increase(decrease)	(259)	193

Small Cap
Units issued	1,107	1,533
Units redeemed	(1,289)	(3,063)
Net increase(decrease)	(182)	(1,530)

Foreign
Units issued	18,324	7,023
Units redeemed	(12,085)	(19,803)
Net increase(decrease)	6,239	(12,780)

FS-121

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
AllianceBernstein:
Growth and Income
Units issued	4,592	5,198
Units redeemed	(4,790)	(5,939)
Net increase(decrease)	(198)	(741)

American Funds:
Managed
Units issued	325,533	457,156
Units redeemed	(609,244)	(1,116,087)
Net increase(decrease)	(283,711)	(658,931)

Blue Chip
Units issued	17,859	25,838
Units redeemed	(24,027)	(34,706)
Net increase(decrease)	(6,168)	(8,868)

Global
Units issued	4,944	5,353
Units redeemed	(5,648)	(5,315)
Net increase(decrease)	(704)	38

Growth
Units issued	1,667	2,195
Units redeemed	(2,730)	(3,401)
Net increase(decrease)	(1,063)	(1,206)

International
Units issued	407	278
Units redeemed	(1,913)	(6,266)
Net increase(decrease)	(1,506)	(5,988)

New World
Units issued	17,428	19,089
Units redeemed	(12,898)	(25,903)
Net increase(decrease)	4,530	(6,814)

Growth-Income
Units issued	3,726	4,812
Units redeemed	(4,088)	(5,447)
Net increase(decrease)	(362)	(635)

FS-122

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
American Funds, continued:
Asset
Units issued	5,023	5,891
Units redeemed	(8,551)	(12,466)
Net increase(decrease)	(3,528)	(6,575)

Columbia:
Strategic
Units issued	12,625	17,118
Units redeemed	(13,479)	(29,657)
Net increase(decrease)	(854)	(12,539)

Emerging
Units issued	463	1,024
Units redeemed	(1,650)	(680)
Net increase(decrease)	(1,187)	344

International
Units issued	15	83
Units redeemed	(10,466)	(8)
Net increase(decrease)	(10,451)	75

Smaller-Cap
Units issued	161	609
Units redeemed	(269)	(1,005)
Net increase(decrease)	(108)	(396)

Mid Cap
Units issued	8,898	7,840
Units redeemed	(9,576)	(10,128)
Net increase(decrease)	(678)	(2,288)

High Yield
Units issued	10,597	13,529
Units redeemed	(21,071)	(16,015)
Net increase(decrease)	(10,474)	(2,486)

Large Core
Units issued	650	1,630
Units redeemed	(1,052)	(2,449)
Net increase(decrease)	(402)	(819)

FS-123

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Ivy:
Strategy
Units issued	-	-
Units redeemed	-	(558)
Net increase(decrease)	-	(558)

Balanced
Units issued	85,477	69,882
Units redeemed	(65,917)	(90,982)
Net increase(decrease)	19,560	(21,100)

Energy
Units issued	37,108	42,118
Units redeemed	(40,023)	(64,478)
Net increase(decrease)	(2,915)	(22,360)

Small Cap Value
Units issued	1,432	3,276
Units redeemed	(1,811)	(5,990)
Net increase(decrease)	(379)	(2,714)

Science
Units issued	6,476	10,283
Units redeemed	(8,036)	(7,016)
Net increase(decrease)	(1,560)	3,267

Mid Cap Growth
Units issued	7,057	5,014
Units redeemed	(11,543)	(10,649)
Net increase(decrease)	(4,486)	(5,635)

International
Units issued	4,275	1,208
Units redeemed	(4,954)	(3,707)
Net increase(decrease)	(679)	(2,499)

Global
Units issued	6,094	6,265
Units redeemed	(6,452)	(9,465)
Net increase(decrease)	(358)	(3,200)

FS-124

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Ivy, continued:
High Income
Units issued	1,776	224
Units redeemed	(4,909)	(1,722)
Net increase(decrease)	(3,133)	(1,498)

Janus:
Flexible
Units issued	19,160	14,795
Units redeemed	(18,983)	(14,335)
Net increase(decrease)	177	460

Putnam:
Health
Units issued	527	1,448
Units redeemed	(1,092)	(1,271)
Net increase(decrease)	(565)	177

Asset
Units issued	11	11
Units redeemed	(648)	(162)
Net increase(decrease)	(637)	(151)

Van Eck:
Gold
Units issued	15,899	6,979
Units redeemed	(17,945)	(7,396)
Net increase(decrease)	(2,046)	(417)

Hard Assets
Units issued	1,956	2,984
Units redeemed	(3,004)	(2,877)
Net increase(decrease)	(1,048)	107

FS-125

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2025 AND 2024 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2025

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2025

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2025 and 2024, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2024, and the related notes to the financial statements - statutory basis (collectively referred to as the "statutory basis financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinion

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

1

Responsibilities of Management for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory basis financial statements.

In performing an audit in accordance with GAAS, we:

•         Exercise professional judgment and maintain professional skepticism throughout the audit.

•         Identify and assess the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory basis financial statements.

•         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•        Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory basis financial statements.

•        Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 30, 2026

2

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3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2025	2024
Bonds	$ 12,904,203	$ 12,109,742
Preferred stocks	—	2,828
Common stocks	478,370	483,188
Mortgage loans	2,436,818	2,300,251
Real estate:
Properties occupied by the company	32,225	38,470
Properties held for the production of income	26,423	4,732
Cash, cash equivalents, and short-term investments	341,551	201,163
Contract loans	967,549	851,561
Other investments	1,600,111	1,495,017
Total Cash and Invested Assets	18,787,250	17,486,952

Investment income due and accrued	150,555	145,519
Deferred and uncollected premiums	110,048	109,647
Federal income tax recoverable	—	3,032
Net deferred income tax asset	117,529	125,426
Funds held under coinsurance - affiliate	33,327	33,945
Other admitted assets	152,542	138,472
Separate account assets	11,287,354	10,756,291
Total Admitted Assets	$ 30,638,605	$ 28,799,284

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 14,373,108	$ 13,684,723
Deposit-type funds	1,409,540	1,192,888
Reserves for unpaid claims	153,178	153,824
Dividends payable to policyholders	31,150	28,994
Interest maintenance reserve	40,430	48,625
Accrued commissions, expenses and insurance taxes	155,500	152,753
Federal income taxes payable	30,202	—
Asset valuation reserve	325,047	354,449
Other liabilities	664,851	545,291
Separate account liabilities	11,287,354	10,756,291
Total Liabilities	28,470,360	26,917,838

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	496,449	431,449
Surplus notes	49,993	49,984
Unassigned surplus	1,619,303	1,397,513
Total Capital and Surplus	2,168,245	1,881,446
Total Liabilities, Capital and Surplus	$ 30,638,605	$ 28,799,284

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2025	2024	2023
Premiums and Other Revenue
Premiums, net	$ 3,951,843	$ 4,210,410	$ 3,779,855
Net investment income	893,742	806,210	622,185
Commissions and expense allowances on reinsurance ceded	41,158	34,784	33,566
Modco reinsurance adjustment – affiliate	2,474	9,968	11,843
Income from fees associated with separate accounts	68,559	69,115	63,552
Miscellaneous income	52,936	55,982	62,673
Total Premiums and Other Revenue	5,010,712	5,186,469	4,573,674

Expenses
Benefits to policyholders	4,038,904	4,038,081	3,358,782
Change in reserves for life, accident and health policies	682,854	1,135,517	636,666
Commissions	343,882	372,384	318,711
General insurance expenses	588,755	587,818	589,251
Taxes, licenses and fees	58,206	67,561	59,330
Net transfers from separate accounts	(911,109)	(951,350)	(487,201)
Total Expenses	4,801,492	5,250,011	4,475,539

Gain (Loss) from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	209,220	(63,542)	98,135
Dividends to policyholders	29,550	30,907	25,630
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	179,670	(94,449)	72,505
Federal income tax expense (benefit)	16,986	(16,252)	31,114
Gain (Loss) from Operations before Net Realized Capital Gains	162,684	(78,197)	41,391
Net realized capital gains, net of taxes	41,778	44,770	32,387
Net Income (Loss)	204,462	(33,427)	73,778

Surplus notes
Surplus notes amortization	9	9	9
Additional paid in capital
Capital contribution from parent	65,000	—	—
Unassigned surplus
Change in unrealized gains, net of tax	23,635	23,633	50,539
Change in net deferred income taxes	5,918	29,059	65,216
Change in nonadmitted assets	(36,073)	(41,149)	(50,383)
Change in asset valuation reserve	29,402	(17,539)	(72,433)
Change in unrecognized actuarial losses on pension, net of tax	(607)	(37)	(250)
Amortization of reinsurance gain, net of tax (Note 13)	(4,947)	(4,266)	(3,954)
Dissolution of subsidiary (Note 2)	—	—	(95,745)
Cumulative effect of change in accounting principle (Note 1)	—	—	58,822
Net Change in Capital and Surplus	286,799	(43,717)	25,599

Capital and Surplus at the Beginning of the Year	1,881,446	1,925,163	1,899,564
Capital and Surplus at the End of Year	$ 2,168,245	$ 1,881,446	$ 1,925,163

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2025	2024	2023
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 3,945,890	$ 4,236,530	$ 3,783,194
Net investment income received	901,250	801,523	620,675
Miscellaneous income	163,016	160,112	160,206
Benefits paid to policyholders	(4,029,025)	(4,010,542)	(3,377,550)
Net transfers from separate accounts	907,358	959,589	490,322
Commissions, expenses and taxes paid	(995,884)	(1,021,655)	(945,340)
Dividends paid to policyholders	(27,393)	(27,516)	(23,832)
Federal income taxes received (paid)	5,213	(27,086)	(17,142)
Net Cash from Operating Activities	870,425	1,070,955	690,533

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	2,376,607	1,665,850	1,300,512
Cost of investments acquired	(3,327,033)	(2,609,281)	(1,605,951)
Net change in contract loans	(115,721)	(119,637)	(118,593)
Net Cash from Investing Activities	(1,066,147)	(1,063,068)	(424,032)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	216,654	22,451	(417)
Proceeds from capital contributions	65,000	—	—
Proceeds from borrowings	—	107	167,500
Redemptions of borrowings	(2,959)	—	(262,500)
Other miscellaneous, net	57,415	13,837	(56,338)
Net Cash from Financing and Miscellaneous Activities	336,110	36,395	(151,755)

Net Change in Cash, Cash Equivalents and Short-Term Investments	140,388	44,282	114,746

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	201,163	156,881	42,135

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 341,551	$ 201,163	$ 156,881

Non-cash transactions from operating, investing and financing activities:
Exchanges of bonds and stocks	$ 183,673	$ 41,833	$ 16,375
Real estate acquired through mortgage loan foreclosure	14,055	—	—
Transfer of bonds to other invested assets	2,633	—	—
Acquisition of stock from alternative partnerships	195	—	—
Bonds converted to stocks	—	5,161	—
Recognized commitments for low income housing investments (Note 3)	—	2,932	18,069
Net assets (liabilities) acquired from dissolution of subsidiary (Note 2)	—	—	(3,296)
Disposal of investment from dissolution of subsidiary (Note 2)	—	—	(92,609)

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2025, 2024 and 2023

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor.

The Company has established three Closed Blocks of policies: (a) the first on October 1, 1998, (b) the second on July 1, 2005, and (c) the third on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under the arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, the cost basis of an impaired issuer credit obligations or asset-backed security is written down to fair value when a decline in value is considered other-than-temporary. The full impairment loss is recognized in income. Under U.S. GAAP, credit-related impairment to a debt security is recorded through an allowance in income, with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Under NAIC SAP, a mortgage loan is impaired when it it is probable the Company will be unable to collect all amounts contractually due. Impairments are evaluated on an individual basis. Under GAAP, a mortgage loan is stated at amortized cost less an allowance based on expected lifetime credit loss. Collectibility is measured on a collective basis for assets with similar risk characteristics.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, costs related to successful acquisitions are capitalized and charged to operations on a constant level basis over the expected term of the related insurance contracts.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC. For policies subject to formulaic reserving method, a prescribed limited range of assumptions, such as mortality, morbidity and interest assumptions and economic market information are used. For policies subject to Principle Based Reserving method, a wider range of the Company’s own assumptions are considered, subject to prescribed rule based regulatory requirements. Under GAAP, policy reserves are based on relevant actual cash flows and the Company’s own assumptions such as morbidity, mortality, and lapse; as well as market-observable discount rates and other economic information.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, to qualify for risk transfer and be accounted for as reinsurance an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and any asset balances nonadmitted. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and is annually analyzed for impairment which would be reported as a recognized loss into earnings.

Under NAIC SAP, the Statements of Cash Flow – Statutory Basis reflects changes in cash, cash equivalents, and short-term investments with remaining maturities when purchased of one year or less. Under GAAP, the statement of cash flows reflects changes in cash and investments with original maturities when purchased of three months or less.

Comprehensive income and its components are not presented under NAIC SAP.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: issuer credit obligations and asset-backed securities with NAIC ratings 1-5 are stated at amortized cost. Issuer credit obligations and asset-backed securities with a NAIC rating of 6 are stated at the lower of amortized cost or fair value. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for asset-backed securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all asset-backed securities of high credit quality. The prospective method is used to value investments with significant changes in cash flow or of lower credit quality.

Common stocks are reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $114,509 and $102,398 at December 31, 2025 and 2024, respectively.

Mortgage loans are stated at the unpaid principal balance adjusted for unamortized discounts or premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are recorded at the lower of unamortized cost and the fair value of the collateral, less estimated selling cost, if deemed other than temporarily impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties. Fair value for impaired commercial real estate is determined by valuations based on external appraisals. Real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with maturity of three months or less at the date acquired. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Contract loans are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

A carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2025	2024
AIC	$ 18,043	$ 14,266
VCA [1]	535	524
AAS [1]	1,744	402
Total	$ 20,322	$ 15,192

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, residual tranches, and low-income housing tax credits carried under the proportional amortized cost method. Other-than-temporary impairments on other investments of $8,161, $1,000, and $3,256 were recorded as realized losses during 2025, 2024, and 2023, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. At December 31, 2025, and 2024, respectively, the notional amount of the equity and treasury futures contracts bought by the Company was $123,000, and $144,100, and the notional amount of the equity and treasury futures contracts sold was $118,915, and $144,100.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2025 and 2024 was $16,974 and $22,780, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells call options (Over the Counter "OTC" index call options) to hedge variable annuity, fixed index annuity, and index universal life insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2027. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells exchange traded index call options (exchange traded index call options) based on multiple equity indices to hedge fixed index annuity contracts and index universal life contracts. The Company has purchased and written exchange traded index call options that expire through June 17, 2027. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells exchange traded put options (equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the equity put options expire without value.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and qualitatively assessed, at least quarterly, throughout the life of the designated hedging relationship.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties on its OTC derivative positions. The Company manages its exposure to credit risk by utilizing highly rated counterparties and uses master netting agreements (MNAs) which permit either party to net payments due to exposure. Collateral is either pledged or received when certain predetermined exposure limits are exceeded. The Company had collateral pledged from counterparties of $30,000, and $10,000 which is included in other liabilities on the Statutory Balance Sheet as of December 31, 2025 and 2024, respectively. The Company had $1,991 and $4,981 of collateral pledged to counterparties included in bonds on the Statutory Balance Sheet as of December 31, 2025 and 2024, respectively. There are no losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, exchange traded index call options, and equity put options) are carried at their fair value with changes recorded through unrealized capital gains (losses). Options with a positive fair value or carrying value are reported as other investments in the Balance Sheets – Statutory Basis. Options with a negative fair value or carrying value are reported as other liabilities in the Balance Sheets – Statutory Basis.

Cash flows related to the gains and losses from options, opening and closing marks for futures, and interest payments from currency swaps are reflected in net investment income received in the Statement of Cash Flows - Statutory Basis. Cash flows related to long options' open, closed, and the mark-to-market transactions, futures mark-to-market, and currency swap open and close transactions are reflected in proceeds from investments sold, matured or repaid and cost of investments acquired in the Statement of Cash Flows - Statutory Basis. Cash flows related to short options' open, closed and the mark-to-market transactions are reflected in other miscellaneous, net in the Statement of Cash Flows - Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments when fair value is positive and other liabilities when fair value is negative in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2025	2024	2025	2024
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned - gross asset	$ 4,226,896	$ 3,712,055	$ 332,848	$ 202,246
OTC index call option contracts written - gross liability	1,950,496	1,411,000	(152,404)	(86,294)
Exchange traded index call option contracts owned	2,094,868	2,079,595	322,150	273,603
Foreign currency swaps - gross liability	—	22,321	—	(664)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	24,058	178,474	1,724	11,461
Foreign currency swaps - gross liability	10,882	39,728	(864)	(1,920)

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2025	2024	2025	2024
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 1,991,038	$ 2,001,383	$ 176,900	$ 145,709
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	59,710	—	(2,757)	—
Foreign currency swaps - gross liability	191,683	—	14,825	—

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and foreign currency swaps are as follows:

	Amount Recognized
	2025	2024	2023
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ 15,765	$ 32,236	$ (15,207)
Exchange traded index call option contracts - closed	62,163	32,276	6,913
Equity put option contracts - closed	(190)	(80)	(16)
Futures contracts - closed	(7,146)	(19,020)	(36,224)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	—	—	1,172
Foreign currency swaps - open	4,111	2,655	—
Total recognized in net investment income	$ 74,703	$ 48,067	$ (43,362)
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ 38,292	$ (15,988)	$ 37,212
Exchange traded index call option contracts - open	12,855	19,200	30,723
Futures contracts - open	47	(8,508)	8,028
Foreign currency swaps - open	—	(664)	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	(19,270)	10,379	2,832
Total recognized in change in unrealized gains (losses)	$ 31,924	$ 4,419	$ 78,795

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding contract loans, with amounts over 90 days past due is nonadmitted. Interest income due and accrued for contract loans in excess of the cash surrender value is nonadmitted.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For issuer credit obligations, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For asset-backed securities, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, contract loans, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $308,755 and $272,682 at December 31, 2025 and 2024, respectively.

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Furniture and Equipment

Electronic data processing (EDP) equipment and operating software are carried at cost of $11,409 and $14,523 less accumulated depreciation of $10,128 and $12,202 at December 31, 2025 and 2024, respectively. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company calculated amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $11,379, $8,285, and $8,098, was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2025, 2024, and 2023 respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves are established to provide amounts adequate to discharge estimated future policy obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are determined using the Commissioners’ Reserve Valuation Method or Net Level Premium Method, or, where applicable, under the principle-based reserve requirements of VM-20, using prescribed interest and mortality assumptions and other assumptions consistent with regulatory guidance.

Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method with applicable statutory interest and mortality assumptions. Reserves for variable annuities are determined in accordance with VM-21, based on a conditional tail expectation 70 stochastic reserve and any additional standard projection amount required, using a prescribed set of economic scenarios and assumptions as defined by VM-21.

Tabular interest, less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. An additional liability is recorded for claim adjustment expenses corresponding to the unpaid claims.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $22,362,038, or 19.0%, and $22,397,605, or 17.8%, of the individual life policies in force as of December 31, 2025 and 2024, respectively.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,932, $7,780, and $9,711 for 2025, 2024, and 2023, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Leases
The Company leases and subleases office space under operating lease agreements that expire at various dates through 2030. Certain rental commitments have renewal options extending through the year 2030. Some of these leases include escalation clauses, which vary with levels of operating expense. The impact of these leases, including future minimum lease payments under noncancellable operating leases, were not material for 2025, 2024, and 2023.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2025 and 2024.

The Company is subject to taxation in the United States and various states. The Company is not subject to examinations by tax authorities for years before 2022.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

The NAIC issued revisions to Statement of Statutory Accounting Principles (SSAP) No. 26 – Bonds, and SSAP No. 43R – Asset-Backed Securities, SSAP No. 2R – Cash, Cash Equivalents, Drafts, and Short-Term Investments, SSAP No. 21R – Other Admitted Assets, as part of the Principles-Based Bond Project. The amended guidance, effective January 1, 2025, provides criteria for distinguishing bonds from other types of investments, further restricts the investments that are permitted for cash equivalent or short-term reporting and provides guidance for debt securities that do not qualify as bonds under the principles-based bond definition. The adoption of this guidance was not material to the Company’s statutory financial statements.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Select Benefits Group, LLC (Dental Select), a third-party administrator (TPA) for dental and vision plans, was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

17

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2025
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Issuer Credit Obligations:
U.S. Government Obligations	$ 11,663	$ 53	$ (56)	$ 11,660
Non-U.S. Sovereign Jurisdiction Securities	62,333	1,652	(379)	63,606
Municipal Bonds – Special Revenues	88,568	778	(2,989)	86,357
Corporate Bonds (Unaffiliated)	8,301,299	105,950	(725,923)	7,681,326
Single Entity Backed Obligations (Unaffiliated)	18,425	—	(1,008)	17,417
SVO-Identified Bond Exchange Traded Funds – Systematic Value	537	22	—	559
Bonds Issued by Funds Representing Operating Entities (Unaffiliated)	589,983	6,947	(43,550)	553,380
Other Issuer Credit Obligations (Unaffiliated)	15,600	25	(240)	15,385
Total Issuer Credit Obligations	9,088,408	115,427	(774,145)	8,429,690

18

NOTE 3 - INVESTMENTS, (continued)

December 31, 2025
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Asset-Backed Securities:
Financial Asset-Backed – Self-Liquidating:
Agency Residential Mortgage-Backed Securities – Guaranteed	178,621	2,174	(7,745)	173,050
Agency Commercial Mortgage-Backed Securities – Guaranteed	248,747	223	(5,749)	243,221
Agency Residential Mortgage-Backed Securities – Not/Partially Guaranteed	83,560	100	(7,490)	76,170
Agency Commercial Mortgage-Backed Securities – Not/Partially Guaranteed	33,828	1,421	(198)	35,051
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	390,430	3,501	(21,761)	372,170
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	218,565	532	(125)	218,972
Non-Agency – CLOs/CBOs/CDOs (Unaffiliated)	1,443,370	3,856	(7,363)	1,439,863
Other Financial Asset-Backed Securities – Self-Liquidating (Unaffiliated)	284,356	1,605	(8,085)	277,876
Total Financial Asset-Backed - Self-Liquidating	2,881,477	13,412	(58,516)	2,836,373
Financial Asset-Backed – Not Self-Liquidating:
Equity Backed Securities (Unaffiliated)	80,909	1,521	(283)	82,147
Other Financial Asset-Backed Securities – Not Self-Liquidating (Unaffiliated)	378,372	—	(133)	378,239
Total Financial Asset Backed - Not Self-Liquidating	459,281	1,521	(416)	460,386
Non-Financial Asset-Backed Securities – Practical Expedient:
Lease-Backed Securities – Practical Expedient (Unaffiliated)	142,314	754	(12,157)	130,911
Other Non-Financial Asset-Backed Securities – Practical Expedient (Unaffiliated)	753	—	—	753
Total Non-Financial Asset-Backed Securities – Practical Expedient	143,067	754	(12,157)	131,664
Non-Financial Asset-Backed Securities – Full Analysis:
Lease-Backed Securities – Full Analysis (Unaffiliated)	175,496	1,030	(6,240)	170,286
Other Non-Financial Asset-Backed Securities – Full Analysis (Unaffiliated)	146,452	1,518	(3,727)	144,243
Total Non-Financial Asset-Backed Securities – Full Analysis	321,948	2,548	(9,967)	314,529
Total Asset-Backed Securities	3,805,773	18,235	(81,056)	3,742,952

Total Bonds	$ 12,894,181	$ 133,662	$ (855,201)	$ 12,172,642

December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 81,536	$ 3	$ (11,187)	$ 70,352
All other governments	51,830	323	(1,673)	50,480
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	200,140	20	(17,704)	182,456
Hybrid securities	5,137	2	(298)	4,841
Industrial and miscellaneous	11,779,827	62,758	(1,057,702)	10,784,883
Total bonds	$ 12,118,470	$ 63,106	$ (1,088,564)	$ 11,093,012

19

NOTE 3 - INVESTMENTS, (continued)

The amortized cost of bonds was increased by $10,022 and reduced by $8,728 at December 31, 2025 and December 31, 2024, respectively, as a result of cumulative fair value adjustments to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $12,904,203 and $12,109,742, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2025 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 304,866	$ 303,302
Due after one year through five years	1,509,437	1,485,205
Due after five years through ten years	2,611,142	2,564,487
Due after ten years	8,468,736	7,819,648
Total bonds	$ 12,894,181	$ 12,172,642

Proceeds from the sales of bonds were $733,936, $388,956, and $308,442 for the years ended December 31, 2025, 2024, and 2023, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2025	2024	2023
Bonds:
Gross realized capital gains on sales	$ 10,730	$ 12,380	$ 7,070
Gross realized capital losses on sales	(16,042)	(10,149)	(9,335)
Net realized capital gains (losses) on sales	(5,312)	2,231	(2,265)
Other, including impairments and net gain on dispositions other than sales	(817)	(2,880)	(5,148)
Total bonds	(6,129)	(649)	(7,413)
Preferred stocks	539	272	(618)
Common stocks	49,783	47,308	33,983
Mortgage loans	(902)	(296)	(2,040)
Real estate	(6,202)	379	2,285
Other investments	15,463	10,371	12,092
Realized capital gains before federal income taxes and transfer to IMR	52,552	57,385	38,289
Realized capital gains (losses) transferred to IMR	(332)	714	(2,708)
Federal income tax expense	11,106	11,901	8,610
Net realized capital gains	$ 41,778	$ 44,770	$ 32,387

The Company sold common stock with a fair market value of $50,200 and a book adjusted carrying value of $32,412 to AHC on December 23, 2024 for cash consideration of $50,200. The sale resulted in a realized gain of $17,788.

20

NOTE 3 - INVESTMENTS, (continued)

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit, inclusive of the existing funding agreements) up to $1,175,594 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.0% of the advances less the amount of the asset-based membership stock held. As of December 31, 2025 and 2024, the Company did not have any FHLB membership stock eligible for redemption. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit as of December 31, 2025 and 2024, respectively.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2025	2024
Membership stock - class A	$ 408	$ 397
Membership stock - class B	33,288	21,928
Excess stock	721	645
Aggregate total	$ 34,417	$ 22,970
Actual borrowing capacity as determined by the insurer	$ 1,175,594	$ 852,634

The related reserves of $903,171 and $702,681 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2025 and 2024, respectively.

The values of the collateral pledged to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2025	2024
Fair value	$ 1,585,637	$ 1,166,792
Carrying value	1,652,068	1,290,524
Aggregate total borrowing - funding agreements	900,000	700,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2025	2024
Fair value	$ 1,585,637	$ 1,386,123
Carrying value	1,652,068	1,436,940
Amount borrowed at time of maximum collateral - funding agreements	900,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	61,455	—

There are prepayment penalties on the Company's funding agreements.

21

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

	December 31, 2025				December 31, 2024
			Percentage				Percentage
Restricted Asset Category	Total Gross Assets Current Year	Total Admitted Gross Assets Current Year	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Restricted Assets	Total Gross Assets Prior Year	Total Admitted Gross Assets Prior Year	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Restricted Assets
FHLB capital stock	$ 34,417	$ 34,417	0.1%	0.1%	$ 22,970	$ 22,970	0.1%	0.1%
Bonds on deposit with states	121,097	121,097	0.4%	0.4%	144,792	144,792	0.5%	0.5%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,652,068	1,652,068	5.3%	5.4%	1,290,524	1,290,524	4.4%	4.5%
Pledged as collateral not captured in other categories:
Derivatives	18,965	18,965	0.1%	0.1%	27,761	27,761	0.1%	0.1%
Other restricted assets:
Policy loans reinsurance assumed	102,600	102,600	0.3%	0.3%	107,429	107,429	0.4%	0.4%
Bonds and short-term investments reinsurance assumed *	873,122	873,122	2.8%	2.8%	886,156	886,156	3.0%	3.1%
Collateral assets received and on balance sheet**	30,000	30,000	0.1%	0.1%	10,000	10,000	0.0%	0.0%
Separate account assets held under modco reinsurance agreements	103,278	103,278	0.3%	0.3%	100,804	100,804	0.3%	0.4%
Total restricted assets	$ 2,935,547	$ 2,935,547	9.4%	9.5%	$ 2,590,436	$ 2,590,436	8.8%	9.1%

* Includes investment income due and accrued
** Reported in cash, cash equivalents and short-term investments on the Statutory Balance Sheet.

The Company had $103,278 and $100,804 of separate account assets and recognized obligations under modco reinsurance agreements in Schedule D, Part 2, Section 2 of it separate accounts statutory financials as of December 31, 2025 and 2024, respectively. These assets represented 0.9% of both total separate account assets and total admitted separate account assets and liabilities for both years. The underlying invested assets are not related or affiliated with the reinsurer.

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2025
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Issuer Credit Obligations	$ 2,332,150	$ (82,317)	$ 5,415,054	$ (691,828)	7,747,204	(774,145)
Asset-Backed Securities	1,632,317	(14,884)	1,006,949	(66,172)	2,639,266	(81,056)
Common stocks	110,577	(1,434)	25,067	(1,371)	135,644	(2,805)
Total	$ 4,075,044	$ (98,635)	$ 6,447,070	$ (759,371)	$ 10,522,114	$ (858,006)

22

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 3,568	$ (345)	$ 66,750	$ (10,842)	$ 70,318	$ (11,187)
All other governments	35,757	(1,067)	9,550	(606)	45,307	(1,673)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	58,261	(2,452)	122,344	(15,252)	180,605	(17,704)
Hybrid securities	1,056	(67)	3,785	(231)	4,841	(298)
Industrial and miscellaneous	3,403,375	(198,644)	6,084,379	(859,058)	9,487,754	(1,057,702)
Total bonds	3,502,017	(202,575)	6,286,808	(885,989)	9,788,825	(1,088,564)
Preferred stocks	609	—	2,175	(130)	2,784	(130)
Common stocks	144,533	(1,842)	27,841	(1,658)	172,374	(3,500)
Total	$ 3,647,159	$ (204,417)	$ 6,316,824	$ (887,777)	$ 9,963,983	$ (1,092,194)

The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines are temporary in nature.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. During 2025, 2024, and 2023, based on an evaluation of these factors, the realized losses for other-than-temporary impairments recognized by the Company on unaffiliated common stocks were not material.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2025 and 2024, bonds at book/adjusted carrying value totaling $279,259 and $436,189, respectively, (2.2% and 3.5%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2025, 2024, and 2023, the realized losses for other-than-temporary impairments recognized by the Company on bonds were not material. The Company did not recognize any other-than-temporary impairments on asset-backed and structured security investments in 2025 and 2024.

23

NOTE 3 - INVESTMENTS, (continued)

A summary of asset-backed security and structured security investments included with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2025
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Asset-backed securities	$ 605,985	$ 596,083	$ (9,902)	$ 933,591	$ 862,414	$ (71,177)

December 31, 2024
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured Securities	$ 193,033	$ 187,385	$ (5,648)	$ 1,305,594	$ 1,203,661	$ (101,933)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2025	2024
DSCR distribution
Below 1.0	$ 79,426	$ 72,947
1.0 - 1.2	107,308	147,689
1.2 - 1.5	358,278	398,826
Greater than 1.5	1,882,371	1,669,985
Total	$ 2,427,383	$ 2,289,447

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2025	2024
Loan to value
Below 60%	$ 9,435	$ 8,786
60-75%	—	2,018
Total	$ 9,435	$ 10,804

24

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the commercial loans held by the Company is summarized as follows:

	December 31
	2025	2024
Recorded investment (all)
Current	$ 2,435,704	$ 2,292,386
30-59 days past due	—	—
60-89 days past due	—	2,469
90-179 days past due	—	—
180+ days past due	1,114	5,396
Accruing Interest 180+ Days Past Due
Recorded investment	1,114	5,396
Interest accrued	56	124
Participant or co-lender in a mortgage loan agreement
Recorded investment	211	312
At December 31, 2025, the average size of an individual commercial mortgage loan was $2,826. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. As of December 31, 2025, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.85% and 2.85% for commercial mortgage loans.

In 2025 and 2024, the Company had 118 and 91, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.68% and 8.68%, respectively, and 4.60% and 4.55%, respectively, totaling $458,898 and $335,896, respectively.

Commercial mortgage loans are evaluated individually for impairment. The Company's impairments for commercial loans and interest income on impaired commercial mortgage loans was not material for December 31, 2025, 2024, and 2023, respectively. As of December 31, 2025 and 2024, no impaired commercial mortgage loans were on nonaccrual status under SSAP No 34, paragraph 6.

In 2025, the Company had $36,954 aggregate amount of mortgage loans derecognized as a result of foreclosure, $14,055 real estate collateral recognized, and $22,732 other collateral recognized. In 2024, the Company had no mortgage loans derecognized as a result of foreclosure.

Investments in Tax Credit Structures

During 2025 and 2024, the Company recognized $10,406 and $11,214, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $56,308 and $70,877 and in other liabilities was $14,144 and $23,498 for the years ended December 31, 2025 and 2024, respectively. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2025 and 2024. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2025 and 2024.

25

NOTE 3 - INVESTMENTS, (continued)

An aggregate schedule of non-transferrable tax credits expected to be generated by the Company each year for the subsequent five years and thereafter, as of December 31, 2025, is presented below:

Year	Non-Transferable
2026	$ 11,410
2027	898
2028	117
2029	314
2030	147
Thereafter	1,258
Total	$ 14,144

The Company has no transferrable tax credits as of December 31, 2025.

Offsetting and Netting of Assets and Liabilities
Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2025			December 31, 2024
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 332,848	$ 152,405	$ 180,443	$ 202,246	$ 86,294	$ 115,952
Derivatives - foreign currency swaps	4,482	3,621	861	11,461	2,584	8,877

Liabilities:
Derivatives - call options	$ 152,405	$ 152,405	$ —	$ 86,294	$ 86,294	$ —
Derivatives - foreign currency swaps	15,689	3,621	12,068	2,584	2,584	—

26

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2025	2024	2023
Income:
Bonds	$ 590,016	$ 556,609	$ 499,408
Preferred stocks	66	166	490
Common stocks	11,262	9,885	8,382
Mortgage loans	121,493	104,896	98,441
Real estate[1]	12,062	11,175	14,261
Contract loans	44,237	39,226	33,583
Short-term investments	8,109	6,936	3,385
Derivatives	74,703	48,067	(43,362)
Other investments	81,541	77,269	50,021
Amortization of interest maintenance reserve	7,932	7,780	9,711
Gross investment income	951,421	862,009	674,320
Total investment expenses	57,679	55,799	52,135
Net investment income	$ 893,742	$ 806,210	$ 622,185

1Includes amounts for the occupancy of company-owned property of $5,647, $5,647, and $8,302 in 2025, 2024, and 2023, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

27

NOTE 3 - INVESTMENTS, (continued)

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2025
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Asset-Backed Securities	$ —	$ 3,415	$ —	$ —	$ 3,415
Total bonds	—	3,415	—	—	3,415
Common stock
Industrial and miscellaneous	$ 329,444	$ —	$ —	$ —	$ 329,444
Total common stocks	329,444	—	—	—	329,444
Derivative assets
Exchange traded index call options	322,150	—	—	—	322,150
Over the counter index call options	—	180,444	—	—	180,444
Foreign currency swaps	—	860	—	—	860
Total other investments	322,150	181,304	—	—	503,454
Separate account assets	—	—	—	11,287,354	11,287,354
Total assets at fair value/net asset value	$ 651,594	$ 184,719	$ —	$ 11,287,354	$ 12,123,667

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 176,900	$ —	$ —	$ —	$ 176,900
Foreign currency swaps	—	12,068	—	—	12,068
Total liabilities at fair value	$ 176,900	$ 12,068	$ —	$ —	$ 188,968

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Asset-Backed Securities	$ —	$ 673	$ —	$ —	$ 673
Total bonds	—	673	—	—	673
Common stock
Industrial and miscellaneous	357,820	—	—	—	357,820
Total common stocks	357,820	—	—	—	357,820
Other investments	14,052	—	—	—	14,052
Derivative assets
Exchange traded index call options	273,603	—	—	—	273,603
Over the counter index call options	—	115,952	—	—	115,952
Foreign currency swaps	—	8,877	—	—	8,877
Total other investments	287,655	124,829	—	—	412,484
Separate account assets	—	—	—	10,756,291	10,756,291
Total assets at fair value/net asset value	$ 645,475	$ 125,502	$ —	$ 10,756,291	$ 11,527,268

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 145,709	$ —	$ —	$ —	$ 145,709
Total liabilities at fair value	$ 145,709	$ —	$ —	$ —	$ 145,709

28

NOTE 3 - INVESTMENTS, (continued)

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets and Liabilities

There were no financial assets measured at fair value in Level 3 at December 31, 2025 and December 31, 2024.

NAV - Financial Assets and Liabilities

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers of financial instruments carried at fair value into or out of Level 3 during the years ended December 31, 2025 and 2024.

The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV.

29

NOTE 3 - INVESTMENTS, (continued)

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The fair values are also categorized into the three-level fair value hierarchy as described previously.

December 31, 2025
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds
Issuer credit obligations	$ 8,429,689	$ 9,099,637	$ —	$ 6,377,988	$ 2,051,701	$ —
Asset-backed securities	3,742,953	3,804,566	—	3,000,533	742,420	—
Total Bonds	12,172,642	12,904,203	—	9,378,521	2,794,121	—
Common stocks	363,861	363,861	329,444	34,417	—	—
Mortgage loans	2,363,644	2,436,818	—	—	2,363,644	—
Cash, cash equivalents and short-term
investments	341,551	341,551	341,551	—	—	—
Contract loans	916,656	967,549	—	—	916,656	—
Other investments	623,379	630,044	322,150	236,266	64,963	—
Investment income due and accrued	150,555	150,555	150,555	—	—	—
Separate account assets	—	11,287,354	—	—	—	11,287,354
Total financial assets	$ 16,932,288	$ 29,081,935	$ 1,143,700	$ 9,649,204	$ 6,139,384	$ 11,287,354

Deposit-type funds	$ 1,408,143	$ 1,409,540	$ —	$ —	$ 1,408,143	$ —
Derivative liabilities	188,967	188,967	176,899	12,068	—	—
Total financial liabilities	$ 1,597,110	$ 1,598,507	$ 176,899	$ 12,068	$ 1,408,143	$ —

December 31, 2024
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 11,093,012	$ 12,109,742	$ —	$ 7,447,078	$ 3,645,934	$ —
Preferred stocks	2,784	2,828	—	2,784	—	—
Common stocks	380,790	380,790	357,820	22,970	—	—
Mortgage loans	2,134,258	2,300,251	—	—	2,134,258	—
Cash, cash equivalents and short-term
investments	201,163	201,163	201,163	—	—	—
Contract loans	796,924	851,561	—	—	796,924	—
Other investments	557,790	566,065	297,012	181,226	79,552	—
Investment income due and accrued	145,519	145,519	145,519	—	—	—
Separate account assets	—	10,756,291	—	—	—	10,756,291
Total financial assets	$ 15,312,240	$ 27,314,210	$ 1,001,514	$ 7,654,058	$ 6,656,668	$ 10,756,291

Liabilities:
Deposit-type funds	$ 1,190,833	$ 1,192,888	$ —	$ —	$ 1,190,833	$ —
Borrowings	3,011	2,959	—	—	3,011	—
Derivative liabilities	145,709	145,709	145,709	—	—	—
Total financial liabilities	$ 1,339,553	$ 1,341,556	$ 145,709	$ —	$ 1,193,844	$ —

30

NOTE 3 - INVESTMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instruments for which it is practicable to estimate a value:

Bonds: For issuer credit obligations not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of asset-backed securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Issuer credit obligations, asset-backed securities priced based on observable market information are assigned to Level 2. Issuer credit obligations and asset-backed securities priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Preferred Stocks: For preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield credit quality, and maturity of the investments. Preferred stocks priced based on observable market information are assigned to Level 2.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB, fair value is presumed to be par, which is the value at which the FHLB will repurchase the stock, and is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts approximate fair values.

Other investments and derivative liabilities: Fair values are estimated using values obtained from independent pricing services where available, or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments priced based on observable market information for similar assets are assigned to Level 2. Other investments priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3. Other investments carried on the equity method are not included as part of the fair value disclosure. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Contract loans: The fair values for contract loans are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Contract loans with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

31

NOTE 3 - INVESTMENTS, (continued)

Separate account assets: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2025 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 353,272	$ 2,448	$ 355,720
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	353,272	2,448	355,720
Deferred tax assets nonadmitted	116,710	—	116,710
Subtotal net admitted deferred tax assets	236,562	2,448	239,010
Deferred tax liabilities	39,616	81,865	121,481
Net admitted deferred tax assets/(liability)	$ 196,946	$ (79,417)	$ 117,529

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2025 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 117,529	$ —	$ 117,529
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 117,529	$ —	$ 117,529
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 307,415
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 119,033	$ 2,448	$ 121,481
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 236,562	$ 2,448	$ 239,010

The components of the net deferred tax asset/(liability) as of December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 348,557	$ 2,748	$ 351,305
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	348,557	2,748	351,305
Deferred tax assets nonadmitted	105,799	—	105,799
Subtotal net admitted deferred tax assets	242,758	2,748	245,506
Deferred tax liabilities	34,378	85,702	120,080
Net admitted deferred tax assets/(net deferred tax liability)	$ 208,380	$ (82,954)	$ 125,426
32

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2024 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 263,055
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 117,332	$ 2,748	$ 120,080
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 242,758	$ 2,748	$ 245,506

The changes in the components of the net deferred tax asset/(liability) from December 31, 2024 to December 31, 2025 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 4,715	$ (300)	$ 4,415
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	4,715	(300)	4,415
Deferred tax assets nonadmitted	10,911	—	10,911
Subtotal net admitted deferred tax assets	(6,196)	(300)	(6,496)
Deferred tax liabilities	5,238	(3,837)	1,401
Net admitted deferred tax assets/(net deferred tax liability)	$ (11,434)	$ 3,537	$ (7,897)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	(7,897)	—	(7,897)
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	(7,897)	—	(7,897)
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	44,360
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	1,701	(300)	1,401
Deferred tax assets admitted as the result of application
of NAIC SAP	$ (6,196)	$ (300)	$ (6,496)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2025	2024
Ratio percentage used to determine recovery period and
threshold limitation above	972%	841%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 2,049,435	$ 1,753,699

There were no tax planning strategies utilized as of December 31, 2025 or 2024.

33

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2025	2024	2023
Federal	$ 16,986	$ (16,252)	$ 31,114
Federal income tax on net capital gains	11,036	12,051	8,041
Federal income tax incurred/(recovered)	$ 28,022	$ (4,201)	$ 39,155

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2025	2024	2023	from 2024	from 2023
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 178	$ 157	$ 165	$ 21	$ (8)
Unearned premium reserve	534	523	505	11	18
Policyholder reserves	138,269	134,578	111,591	3,691	22,987
Investments	8,676	8,166	7,877	510	289
Deferred acquisition costs	103,832	94,942	88,273	8,890	6,669
Policyholder dividends accrual	1,410	2,145	1,632	(735)	513
Fixed assets	(693)	9,891	11,241	(10,584)	(1,350)
Compensation and benefits accrual	26,798	25,898	25,789	900	109
Receivables - nonadmitted	40,329	35,046	29,906	5,283	5,140
Net operating loss carry-forward	190	208	225	(18)	(17)
Intangible Amortization	22,739	25,522	28,309	(2,783)	(2,787)
Other (including items <5% of total
ordinary tax assets)	11,010	11,481	10,103	(471)	1,378
Subtotal	353,272	348,557	315,616	4,715	32,941
Nonadmitted deferred tax assets	116,710	105,799	89,124	10,911	16,675
Admitted ordinary deferred tax assets	$ 236,562	$ 242,758	$ 226,492	$ (6,196)	$ 16,266

Capital
Investments	$ 203	$ 435	$ 1,272	$ (232)	$ (837)
Real Estate	2,245	2,313	2,793	(68)	(480)
Subtotal	2,448	2,748	4,065	(300)	(1,317)
Admitted capital deferred tax assets	2,448	2,748	4,065	(300)	(1,317)
Admitted deferred tax assets	$ 239,010	$ 245,506	$ 230,557	$ (6,496)	$ 14,949

Deferred tax liabilities:
Ordinary
Investments	$ 6,384	$ 4,790	$ 3,171	$ 1,594	$ 1,619
Fixed assets	8,123	818	2,042	7,305	(1,224)
Deferred and uncollected premium	14,621	15,297	17,372	(676)	(2,075)
Policyholder reserves	437	3,509	6,588	(3,072)	(3,079)
Unearned commissions	9,907	9,820	9,251	87	569
Other (including items <5% of total
ordinary tax liabilities)	144	144	143	—	1
Subtotal	39,616	34,378	38,567	5,238	(4,189)
34

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2025	2024	2023	from 2024	from 2023
Capital
Investments	$ 80,590	$ 84,427	$ 74,312	$ (3,837)	$ 10,115
Real estate	1,275	1,275	1,276	—	(1)
Subtotal	$ 81,865	$ 85,702	$ 75,588	$ (3,837)	$ 10,114

Deferred tax liabilities	$ 121,481	$ 120,080	$ 114,155	$ 1,401	$ 5,925

Net deferred tax assets	$ 117,529	$ 125,426	$ 116,402	$ (7,897)	$ 9,024

The change in the net admitted deferred tax assets was $(7,897), $9,024 and $19,640 for the years ended December 31, 2025, 2024, and 2023, respectively. The change in nonadmitted deferred tax assets of $10,911, $16,675, and $7,304 was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2025, 2024, and 2023, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2025	2024	Change
Total gross deferred tax assets	$ 355,720	$ 351,305	$ 4,415
Total deferred tax liabilities	121,481	120,080	1,401
Net deferred tax asset	$ 234,239	$ 231,225	3,014
Tax effect of change in unrealized gains and pension liability			2,904
Change in net deferred income tax			$ 5,918

	2024	2023	Change
Total gross deferred tax assets	$ 351,305	$ 319,681	$ 31,624
Total deferred tax liabilities	120,080	114,155	5,925
Net deferred tax asset	$ 231,225	$ 205,526	25,699
Tax effect of change in unrealized gains and pension liability			3,360
Change in net deferred income tax			$ 29,059

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

35

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2025, 2024, and 2023 were as follows:

	2025	2024	2023
Net gain (loss) from operations before income taxes	$ 179,670	$ (94,449)	$ 72,505
Net realized capital gains before income taxes	52,552	57,385	38,289
Deferred reinsurance loss, net	(4,947)	(4,266)	(3,954)
Total pre-tax statutory income (loss)	227,275	(41,330)	106,840
Change in nonadmitted assets	(25,161)	(24,475)	(43,079)
IMR amortization	(7,932)	(7,780)	(9,711)
Tax-exempt income	(24,174)	(25,301)	(22,687)
Adjustment to prior year deferreds	(270)	(1,217)	3,083
Dissolution of subsidiary	—	—	(92,822)
Non-deductible expense	4,085	4,251	4,884
Other	1,344	(1,117)	(408)
Subtotal	175,167	(96,969)	(53,900)
Statutory tax rate	0.21	0.21	0.21
Subtotal	36,785	(20,364)	(11,319)
Adjustment to prior year deferred income tax	—	—	(2,923)
Tax credits	(14,681)	(12,896)	(11,819)
Total statutory income taxes	$ 22,104	$ (33,260)	$ (26,061)

Federal and foreign income tax incurred/(recovered)	$ 28,022	$ (4,201)	$ 39,155
Change in deferred income tax	(5,918)	(29,059)	(65,216)
Total statutory income taxes	$ 22,104	$ (33,260)	$ (26,061)

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2025, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 907	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $11,983, $9,928, and $14,604, for the tax years 2025, 2024, and 2023, respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2025 and 2024.

On July 4, 2025, the One Big Beautiful Bill Act (OBBBA) was enacted into law. Connected to OBBBA, the Company is immediately expensing domestic research and development costs in 2025 that have been previously capitalized. The other provisions of OBBBA are not material to the Company.

36

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024. The promissory note was repaid in full on June 28, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024. The promissory note was repaid in full on March 21, 2024.

AAS and AIC each established a $10,000 unsecured line of credit with the Company expiring March 31, 2026. There were no balances outstanding at any time during 2025.

The Company received capital contributions in the amount of $40,000 and $25,000 from AHC on June 23, 2025 and December 3, 2025, respectively.

Ameritas-NY and AHC each established a $50,000 unsecured line of credit with the Company. There were no balances outstanding at any time during 2025, 2024, and 2023. The unsecured lines of credit with Ameritas-NY and AHC provide for automatic annual renewal on May 1, and January 1, respectively, unless terminated by either party.

The Company established a $50,000 unsecured line of credit with AHC under an agreement that provides for automatic renewal on January 1 unless terminated by either either party. There were no balances outstanding at any time during 2025 or 2024.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $21,085, $20,984, and $21,305, for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company had amounts due to and from various affiliates at December 31, 2025 and 2024 which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis. Additionally, the Company provides, as well as receives, technical, financial, legal and marketing support, and investment advisory services from certain affiliates under administrative service and cost-sharing agreement which were recorded in general insurance expenses in the Summary of Operations-Statutory Basis. Both the individual and combined amounts recorded under these agreements were not material for the years ended December 31, 2025, 2024, and 2023.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2025	2024	2023
Benefit obligation at beginning of year	$ 29,240	$ 31,776	$ 34,365
Interest cost	1,511	1,560	1,763
Actuarial loss	(996)	(372)	(84)
Benefits paid	(3,649)	(3,724)	(4,268)
Benefit obligation at end of year	$ 26,106	$ 29,240	$ 31,776
37

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2025	2024	2023
Reporting entity contribution	3,649	3,724	4,268
Benefits paid	(3,649)	(3,724)	(4,268)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2025	2024	2023
Components:
Accrued benefit costs	$ 27,563	$ 31,465	$ 34,049
Liability (asset) for pension benefits	(1,457)	(2,225)	(2,273)
Assets and liabilities recognized:
Liabilities recognized	26,106	29,240	31,776
Unrecognized liabilities (assets)	(1,457)	(2,225)	(2,273)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2025	2024	2023
Interest cost	1,511	1,560	1,763
Amount of recognized gains	(1,764)	(420)	(399)
Total net periodic benefit cost	$ (253)	$ 1,140	$ 1,364

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:

	Pension Benefits
	2025	2024	2023
Items not yet recognized as a component of net periodic cost - prior year	$ (2,225)	$ (2,273)	$ (2,588)
Net loss arising during the period	(996)	(372)	(84)
Net gain recognized	1,764	420	399
Items not yet recognized as a component of net
periodic cost - current year	$ (1,457)	$ (2,225)	$ (2,273)

The weighted-average discount rate assumptions at December 31 are as follows:

	Pension Benefits
	2025	2024	2023
Net periodic benefit cost	5.28%	5.43%	3.08%
Projected benefit obligation	5.44%	5.28%	5.43%

Future expected pension benefit payments are as follows:

Year	Amount
2026	$ 3,472
2027	3,347
2028	3,221
2029	3,097
2030	2,972
2031-2035	11,886

38

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2025	2024
Accumulated benefit obligation	$ 26,106	$ 29,239
Projected benefit obligation (PBO)	$ 26,106	$ 29,239
Funded status (PBO - Plan assets)	$ 26,106	$ 29,239

Unrecognized items:
Unrecognized gains, net of tax	$ (1,151)	$ (1,758)
Total unrecognized items, net of tax	$ (1,151)	$ (1,758)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. The Company participates in a postretirement benefit plan sponsored by AHC. The expenses recognized by the Company for the Plan and the postretirement benefit plan were not material for 2025, 2024, or 2023.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $18,857, $19,027, and $18,281 in 2025, 2024, and 2023, respectively.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $216,574 in dividends in 2026, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2025, 2024, or 2023.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2025	2024	2023
Unrealized capital gains, net of taxes	$ 134,593	$ 110,958	$ 87,325
Nonadmitted asset values	(308,755)	(272,682)	(231,533)
Asset valuation reserve	(325,047)	(354,449)	(336,910)

39

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2025, 2024, and 2023 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes was $49,993 and $49,984 at December 31, 2025 and 2024, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2025 is $118,866. There has been no principal paid during the life of the Notes as of December 31, 2025. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2025, the Company had outstanding agreements to fund mortgages totaling $126,459. In addition at December 31, 2025, the Company has committed to invest $362,332 in equity-type limited partnerships and $168,672 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2025, 2024, and 2023, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $3,001 and $4,989 at December 31, 2025 and 2024, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2025 and 2024, the Company had a related receivable of $2,701 and $4,332, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2025 and 2024 are as follows:

	2025	2024
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 8,842	$ 4,844
Decreases during the year
Premium tax offset applied	(1,138)	(397)
Charge off of estimated premium tax offset	(1,630)	—
	(2,768)	(397)
Increases during the year
Estimated premium tax offset	—	818
Assessments paid	428	3,577
	428	4,395
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 6,502	$ 8,842

40

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2025, the undiscounted and discounted guaranty fund assessments were $6,877 and $2,598, and the related undiscounted and discounted assets were $5,244 and $2,032. As of December 31, 2024, the undiscounted and discounted guaranty fund assessments were $6,961 and $2,682, and the related undiscounted and discounted assets were $5,076 and $2,033.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2025 and 2024.

Uncollectibility of Assets

The Company had admitted assets of $16,431 and $14,406 at December 31, 2025 and 2024, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2025	2024	2023
Gross reimbursement for medical cost incurred	$ 249,726	$ 227,572	$ 212,227
Other income or expenses (including interest paid to or received from plans)	25,358	23,732	24,431
Gross expenses incurred (claims and administrative)	275,084	251,304	236,658

Net gain (loss) from operations	$ 1,827	$ 1,249	$ (106)

NOTE 10 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $203,739, $552,348, and $342,707 for the years ended December 31, 2025, 2024, and 2023, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $126,718, $119,830, and $115,530 for the years ended December 31, 2025, 2024, and 2023, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $492,298, $830,868, and $613,333 for the years ended December 31, 2025, 2024, and 2023, respectively.

NOTE 11 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $111,292 and $127,093 and cash of $1,899 and $9,919 at December 31, 2025 and 2024, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

41

NOTE 12 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2025 and through March 30, 2026, the date the financial statements were available to be issued.

NOTE 13 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company recaptured previously ceded business related to a reinsurer under an order of rehabilitation, due to a liquidation order effective September 30, 2023. The impacts from the liquidation order resulted in the recording of a $5,054 and $5,302 recoverable at December 31, 2025 and 2024, respectively, as an estimate of settlement from the reinsurer's estate. This recoverable consists of paid claims and waived and unearned premiums.

On December 31, 2025, the Company amended certain reinsurance agreements under which all previously ceded business was recaptured in exchange for a one-time recapture payment of $9,091. As a result of the recapture payment, $6,543 of ceded commission and $2,548 of ceded renewal premium was recorded in Commissions and expense allowances on reinsurance ceded and Premium income, respectively, in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2025	2024	2023
Assumed	$ 101,473	$ 96,572	$ 108,381
Ceded	(317,665)	(296,232)	(286,288)
Reinsurance premiums, net	$ (216,192)	$ (199,660)	$ (177,907)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2025, 2024, and 2023.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party. This agreement covers policies sold through June 30, 2024.  Amortization of $4,947 and $4,266, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2025 and 2024, respectively. Effective December 1, 2024 the Company entered into a quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with an additional third party. This agreement included policies sold on or after July 1, 2024.

42

NOTE 13 - REINSURANCE, (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2025 and 2024, invested assets of $883,591 and $896,696, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 2.9% and 3.1% of the Company’s admitted assets at December 31, 2025 and 2024, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2025	2024	2023
Total reserve for unpaid claims at January 1	$ 387,210	$ 373,034	$ 356,953
Less reinsurance assumed	(14,918)	(16,234)	(16,244)
Plus reinsurance ceded	216,426	202,128	192,807
Direct balance	588,718	558,928	533,516

Incurred related to:
Current year	973,098	920,602	831,876
Prior year	(21,568)	(3,346)	(4,967)
Total incurred	951,530	917,256	826,909

Paid related to:
Current year	804,431	782,116	699,500
Prior year	106,995	105,350	101,997
Total paid	911,426	887,466	801,497

Direct balance	628,822	588,718	558,928
Plus reinsurance assumed	14,806	14,918	16,234
Less reinsurance ceded	(229,424)	(216,426)	(202,128)
Total reserve for unpaid claims at December 31	$ 414,204	$ 387,210	$ 373,034

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $21,568, $3,346, and $4,967 for the years ended December 31, 2025, 2024, and 2023, respectively. During 2025, incurred claims were negative for prior year primarily due to favorable claim runout for both group dental and disability products. During 2024 and 2023, incurred claims were negative for prior year primarily due to favorable claim runout for group dental products partially offset by unfavorable claim runout for disability products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2025.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2025	2024	2023
Paid assumed reinsurance claims	$ 79,391	$ 79,533	$ 80,811
Incurred assumed reinsurance claims	$ 79,279	$ 78,217	$ 80,801

Paid ceded reinsurance claims	$ 34,533	$ 33,118	$ 31,346
Incurred ceded reinsurance claims	$ 47,531	$ 47,416	$ 40,667

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

43

NOTE 15 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed direct reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2025 and 2024, respectively, the Company had $1,195,979 and $1,397,738 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $22,920 and $23,629 at December 31, 2025 and 2024, respectively.

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2025
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,341,312	—	3,341,312	39.6%
At fair value	—	2,193,442	2,193,442	26.0%
Total with adjustment or at fair value	3,341,312	2,193,442	5,534,754	65.6%
At book value without adjustment
(minimal or no charge)	1,940,442	—	1,940,442	23.0%
Not subject to discretionary withdrawal	955,516	—	955,516	11.4%
Total gross	6,237,270	2,193,442	8,430,712	100.0%
Reinsurance ceded	647,942	—	647,942
Total individual annuity reserves	$ 5,589,328	$ 2,193,442	$ 7,782,770
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 475,872	$ —	$ 475,872

44

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2025
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 1,051,627	$ —	$ 1,051,627	12.3%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	7,406,276	7,406,276	86.4%
Total with adjustment or at fair value	1,051,627	7,406,276	8,457,903	98.7%
At book value without adjustment
(minimal or no charge)	90,536	—	90,536	1.1%
Not subject to discretionary withdrawal	26,873	—	26,873	0.2%
Total gross	1,169,036	7,406,276	8,575,312	100.0%
Reinsurance ceded	8,914	—	8,914
Total group annuity reserves	$ 1,160,122	$ 7,406,276	$ 8,566,398
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 280,175	$ —	$ 280,175	15.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	379,872	379,872	21.2%
Total with adjustment or at fair value	280,175	379,872	660,047	36.9%
At book value without adjustment
(minimal or no charge)	402,050	—	402,050	22.5%
Not subject to discretionary withdrawal	727,645	—	727,645	40.6%
Total gross	1,409,870	379,872	1,789,742	100.0%
Reinsurance ceded	330	—	330
Total deposit-type funds	$ 1,409,540	$ 379,872	$ 1,789,412
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 8,158,990	$ 9,979,590	$ 18,138,580
45

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,192,063	—	3,192,063	39.0%
At fair value	—	2,207,123	2,207,123	27.0%
Total with adjustment or at fair value	3,192,063	2,207,123	5,399,186	66.0%
At book value without adjustment
(minimal or no charge)	1,877,039	—	1,877,039	22.9%
Not subject to discretionary withdrawal	910,189	—	910,189	11.1%
Total gross	5,979,291	2,207,123	8,186,414	100.0%
Reinsurance ceded	651,627	—	651,627
Total individual annuity reserves	$ 5,327,664	$ 2,207,123	$ 7,534,787
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 327,756	$ —	$ 327,756

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 889,681	$ —	$ 889,681	11.1%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,963,887	6,963,887	87.2%
Total with adjustment or at fair value	889,681	6,963,887	7,853,568	98.3%
At book value without adjustment
(minimal or no charge)	101,597	—	101,597	1.3%
Not subject to discretionary withdrawal	29,604	—	29,604	0.4%
Total gross	1,020,882	6,963,887	7,984,769	100.0%
Reinsurance ceded	9,761	—	9,761
Total group annuity reserves	$ 1,011,121	$ 6,963,887	$ 7,975,008
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
46

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 262,230	$ —	$ 262,230	16.6%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	384,837	384,837	24.4%
Total with adjustment or at fair value	262,230	384,837	647,067	41.0%
At book value without adjustment
(minimal or no charge)	207,286	—	207,286	13.1%
Not subject to discretionary withdrawal	723,769	—	723,769	45.9%
Total gross	1,193,285	384,837	1,578,122	100.0%
Reinsurance ceded	397	—	397
Total deposit-type funds	$ 1,192,888	$ 384,837	$ 1,577,725
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 7,531,673	$ 9,555,847	$ 17,087,520

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2025	2024
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 6,726,378	$ 6,316,848
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	23,072	21,937
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,409,540	1,192,888
Subtotal	8,158,990	7,531,673
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	9,599,718	9,171,010
Exhibit 4, Line 9, Column 1	379,872	384,837
Subtotal	9,979,590	9,555,847
Total	$ 18,138,580	$ 17,087,520

47

NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2025
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 956,382	$ 907,899	$ 966,310	$ —	$ —	$ —
Universal life with secondary guarantees	740,644	617,760	1,305,496	—	—	—
Indexed universal life	12,169	11,437	12,219	—	—	—
Indexed universal life with secondary guarantees	1,731,188	1,337,261	1,573,945	—	—	—
Other permanent cash value life insurance	—	1,770,849	3,002,306	—	—	—
Variable universal life	140,280	1,352,935	151,486	1,302,916	—	1,299,133
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	492,688	XXX	XXX	—
Accidental death benefits	XXX	XXX	351	XXX	XXX	—
Disability - active lives	XXX	XXX	20,163	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,030	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	85,545	XXX	XXX	—
Total gross	3,580,663	5,998,141	7,632,539	1,302,916	—	1,299,133
Reinsurance ceded	—	—	557,870	—	—	—
Total life reserves	$ 3,580,663	$ 5,998,141	$ 7,074,669	$ 1,302,916	$ —	$ 1,299,133

	2024
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 996,993	$ 946,535	$ 1,006,328	$ —	$ —	$ —
Universal life with secondary guarantees	743,684	614,536	1,286,146	—	—	—
Indexed universal life	13,832	12,471	13,959	—	—	—
Indexed universal life with secondary guarantees	1,500,201	1,150,310	1,424,274	—	—	—
Other permanent cash value life insurance	—	1,733,973	2,910,875	—	—	—
Variable universal life	135,447	1,244,884	146,615	1,193,954	—	1,189,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,944	XXX	XXX	—
Accidental death benefits	XXX	XXX	344	XXX	XXX	—
Disability - active lives	XXX	XXX	22,278	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,232	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	76,958	XXX	XXX	—
Total gross	3,390,157	5,702,709	7,410,953	1,193,954	—	1,189,416
Reinsurance ceded	—	—	576,609	—	—	—
Total life reserves	$ 3,390,157	$ 5,702,709	$ 6,834,344	$ 1,193,954	$ —	$ 1,189,416

48

NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2025	2024
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,965,126	$ 6,733,319
Exhibit 5, Accidental Death Benefits Section, Total (net)	331	322
Exhibit 5, Disability - Active Lives Section, Total (net)	9,206	9,761
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,371	15,086
Exhibit 5, Miscellaneous Reserves Section, Total (net)	84,635	75,856
Subtotal	7,074,669	6,834,344
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,299,133	1,189,416
Subtotal	1,299,133	1,189,416
Total	$ 8,373,802	$ 8,023,760

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2025		2024
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 5,657	$ (857)	$ 5,047	$ (462)
Ordinary renewal	$ 47,448	$ 50,409	$ 45,995	$ 52,586
Total	$ 53,105	$ 49,552	$ 51,042	$ 52,124

NOTE 19 - SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2025, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally separated or legally insulated from the general account. As of December 31, 2025 and 2024, the Company’s Separate Accounts included legally insulated assets of $11,287,354 and $10,756,291, respectively. The assets of the separate account are carried at NAV.

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company does not engage in securities lending transactions within the separate account.

49

NOTE 19 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2025	2024	2023
For the year ended December 31:
Premiums, considerations or deposits	$ 870,039	$ 912,398	$ 992,717
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 11,278,756	$ 10,745,264

Reserves subject to discretionary withdrawal:
At fair value	$ 11,278,756	$ 10,745,264
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 11,278,756	$ 10,745,264

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2025	2024	2023
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 840,697	$ 879,909	$ 957,081
Transfers from the separate accounts	(1,751,806)	(1,831,259)	(1,444,282)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (911,109)	$ (951,350)	$ (487,201)

50

PART C

OTHER INFORMATION

Item 27.	Exhibits

Exhibit Number			Description of Exhibit
(a)	(1)

Resolution of Board of Directors of Ameritas Variable Life Insurance Company establishing Ameritas Variable Life Insurance Company Separate Account VA-2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-36507, filed September 26, 1997, EX-99.B1.

https://www.sec.gov/Archives/edgar/data/814848/0000814848-97-000016.txt

(a)	(2)

Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account VA-2 to Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-142483, filed May 1, 2007, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000018/medley-exh1b.txt

(b)			Custodian Agreements. Not Applicable
(c)	(1)

Fifth Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX.99.C1.

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(c)	(2)

Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc2-286.htm

(c)	(3)

Networking Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc3-286.htm

(d)	(1)

Form of Policy. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483, filed on May 1, 2007, EX-99.D.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000018/medley-exh4.txt

(d)	(2)		Form of Policy Riders and Endorsements.
(d)	(2)	(A)

Minimum Premium Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(A).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2a-287.htm

(d)	(2)	(B)

7 Year Withdrawal Charge Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(B).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2b-287.htm

(d)	(2)	(C)

5 Year Withdrawal Charge Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(C).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2c-287.htm

(d)	(2)	(D)

No Withdrawal Charge Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration Statement No. 333-142483, filed on July 23, 2008, EX-99.D.

https://www.sec.gov/Archives/edgar/data/814848/000081484808000034/medley-exh4.txt

(d)	(2)	(E)

10% "Free" Withdrawal Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(E).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2e-287.htm

(d)	(2)	(F)

Expanded "Free" Withdrawal Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(F).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2f-287.htm

(d)	(2)	(G)

1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(G).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2g-287.htm

Exhibit Number			Description of Exhibit
(d)	(2)	(H)

5% "Roll-Up" Guaranteed Minimum Death Benefit. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(H).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2h-287.htm

(d)	(2)	(I)

"Greater Of" Guaranteed Minimum Death Benefit. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(I).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2i-287.htm

(d)	(2)	(J)

403(b) Tax Sheltered Annuity Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(J).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2j-287.htm

(d)	(2)	(K)

TSA Minimum Premium Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(K).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2k-287.htm

(d)	(2)	(L)

TSA Hardship Waiver Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(L).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2l-287.htm

(d)	(2)	(M)

TSA No Withdrawal Charge Riders. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(M).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2m-287.htm

(d)	(2)	(N)

Value+ Option Rider. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account VA-2 Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-47162, filed on March 1, 2002, EX-99.2J

https://www.sec.gov/Archives/edgar/data/814848/000081484802000008/avlic-medleyexh4.txt

(d)	(2)	(O)

Estate Protection Benefit ("EPB") Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(O).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2o-287.htm

(d)	(2)	(P)

Expanded Estate Protection Benefit ("EEPB") Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(P).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2p-287.htm

(d)	(2)	(Q)

Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 for Registration No. 333-142483, filed on August 17, 2007, EX-10.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000034/alic-medleyexh4.txt

(d)	(2)	(R)

IRC Section 457 Endorsement for Government Plans. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(R).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2r-287.htm

(d)	(2)	(S)

Unisex Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(S).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2s-287.htm

(d)	(2)	(T)

IRA Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(T).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2t-287.htm

(d)	(2)	(U)

Simple IRA Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(U).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2u-287.htm

(d)	(2)	(V)

Roth IRA Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(V).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2v-287.htm

Exhibit Number			Description of Exhibit
(d)	(2)	(W)

Qualified Retirement Plan Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(W).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2w-287.htm

(e)	(1)

Form of Application. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration No. 333-142483, filed on August 17, 2007, EX-99.E.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000034/alic-medleyexh5.txt

(e)	(2)

Form of Rider Application for Medley No Withdrawal Charge Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No, 333-142483, filed July 23, 2008, EX-99.E.

https://www.sec.gov/Archives/edgar/data/814848/000081484808000034/medley-exh5.txt

(f)	(1)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(f)	(2)

Amended and Restated By-Laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 23 to Registration No. 333-142483, filed April 26, 2022, EX-99.4.F.

https://www.sec.gov/Archives/edgar/data/814848/000081484822000024/medley_exf2-77.htm

(g)			Reinsurance Agreements.
(g)	(1)

ACE Tempest Life Reinsurance LTD, May 1, 2002. Portions of the exhibit have been omitted. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 23 to Registration No. 333-142483, filed April 26, 2022, EX-99.4.G1.

https://www.sec.gov/Archives/edgar/data/814848/000081484822000024/medley_exg1-77.htm

(g)	(2)

ACE Tempest Life Reinsurance LTD, January 1, 2003. Portions of the exhibit have been omitted. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 23 to Registration No. 333-142483, filed April 26, 2022, EX-99.4.G2.

https://www.sec.gov/Archives/edgar/data/814848/000081484822000024/medley_exg2-77.htm

(h)			Participation Agreements.
(h)	(1)

AIM/Invesco. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H1.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-1.txt

(h)	(2)

Alger. Incorporated by reference to Ameritas Variable Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration No. 333-15585, filed January 17, 1997, EX-99.A8B.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-97-000001.txt

(h)	(3)

Alps. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX-99.H(2).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8b.txt

(h)	(4)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

(h)	(5)

BNY Mellon. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed July 23, 2008, EX-99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484808000034/medley-exh8a.txt

(h)	(6)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-205138, filed February 24, 2017, EX 8(a)(3).

https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(h)	(7)

DWS Variable Series II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

Exhibit Number		Description of Exhibit
(h)	(8)

Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(h)	(9)

Franklin Templeton. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151913, filed November 12, 2008 EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh3.txt

(h)	(10)

Ivy Funds. Incorporated by reference to Carillon Life Account Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151914, filed November 12, 2008, EX.99.H.4.

https://www.sec.gov/Archives/edgar/data/948443/000094844308000023/ucexcelperf-h4.txt

(h)	(11)

Lincoln Variable Insurance Products Trust. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Post-Effective Amendment No. 10. To Registration Statement No. 333-233986, Filed April 24, 2024, EX.99.H.10.

https://www.sec.gov/Archives/edgar/data/783402/000078340224000015/perfiivul_exh10-44.htm

(h)	(12)

MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(13)

MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

(h)	(14)

MFS Variable Insurance Trust III. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.15.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a15.htm

(h)	(15)

Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(16)

Neuberger Berman. Incorporated by reference to the Form N-4 initial Registration Statement for Ameritas Variable Separate Account VA, File No. 333-91670, filed July 1, 2002, EX-99.8d.

https://www.sec.gov/Archives/edgar/data/1175163/000117516302000002/alloc2000aexh8.txt

(h)	(17)

PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(h)	(18)

T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt

(h)	(19)

Third Avenue. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.6.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-6.txt

(i)		Administrative Contracts.
(i)	(1)

Fourth Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 23 to Registration No. 333-142483, filed April 26, 2022, EX-99.4.I.

https://www.sec.gov/Archives/edgar/data/814848/000081484822000024/medley_exi1-77.htm

(j)		Other Material Contracts: Not applicable.
(k)		Legal Opinion. Exhibit (k), filed herein.
(l)		Other Opinion. Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit (l), filed herein.
(m)		No financial statements are omitted from Item 26.
(n)		Initial Capital Agreements. Not applicable.
(o)		Form of Initial Summary Prospectuses. Not applicable.
(p)

Power of Attorney. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Post-Effective No. 28 for File No. 333-142483, filed April 24, 2024, EX-99.J.

https://www.sec.gov/Archives/edgar/data/814848/000081484824000021/medley_exj-49.htm

(q)		Letter Regarding Change in Certifying Accountant. Not applicable.
(r)		Historical Current Limits on Index Gains. Not applicable.

Item 28.	Directors and Officers of the Insurance Company

Name and Principal	Position and Offices
Business Address*	with Insurance Company

Robert M. Jurgensmeier	Director, Chair, Chief Executive Officer
Susan K. Wilkinson	President & Chief Operating Officer
L. Javier Fernandez	Director
Ann M. Frohman	Director
Thomas W. Knapp	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Oris R. Stuart, III	Director
Rohit Verma	Director
Ryan C. Beasley	Executive Vice President, Individual
Orlando R. Cruz	Senior Vice President, Retirement Plans
Laura A. Fender	Senior Vice President, Controller
Patrick D. Fleming	Senior Vice President, Group Sales & Distribution
Jeffrey C. Graves	Senior Vice President, Agency & Field Distribution
Kelly J. Halverson	Senior Vice President, Chief Actuary & Underwriting, Individual
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel
Bruce E. Mieth	Senior Vice President, Group Operations
Shreejit R. Nair	Senior Vice President, Chief Information Officer
Christine M. Neighbors	Senior Vice President, General Counsel & Corporate Secretary
April L. Rimpley	Senior Vice President, Human Resources
Jeremy M. Robson	Senior Vice President, Wealth Management & Investment Services & AIC President
Craig T. Schommer	Senior Vice President, Risk & Compliance
Tina J. Udell	Senior Vice President, Chief Investment Officer
David A. Voelker	Senior Vice President, Individual Operations
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Jennifer A. Wooster	Senior Vice President, Chief Actuary and Underwriting Group
Kelly J. Wieseler	Executive Vice President, Group
Michele X. Wu	Senior Vice President, Chief Financial Officer & Treasurer

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 29.	Persons Controlled by or Under Common Control with the Insurance Company or the Registered Separate Account

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)*	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer
Variable Contract Agency, LLC (NE)	insurance agency
Ameritas Advisory Services, LLC (NE)	investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations.

Ameritas Life Insurance Corp. filed a consolidated financial statement which includes its subsidiaries.

Ownership is 100% by the parent company.

* Ameritas Variable Separate Account VA-2 is a Registered Separate Account of Ameritas Life Insurance Corp.

Item 30.	Indemnification

Ameritas Life Insurance Corp.'s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a Director, Officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 9.01 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former Director, Officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 9.01. Such determination shall be made, with respect to a person who is a Director or Officer at the time of such determination (1) by a majority vote of the Directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such Directors designated by majority vote of such Directors, even though less than a quorum, or (3) if there are no such Directors, or if such Directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former Officer, Director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former Officer, Director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of shareholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, Officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful or the director or officer engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation.

Item 31.	Principal Underwriter

a)	Ameritas Investment Company, LLC ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA-2, as well as Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Company, LLC.

Name and Principal	Positions and Offices
Business Address*	With Underwriter
Ryan C. Beasley	Director, Chair
Jeremy M. Robson	Director, President
Kelly J. Halverson	Director
Michele X. Wu	Director
Richard A. Berthold	Vice President, Service
Rollin L. Biel	Second Vice President, Financial Reporting
Matthew J. Kinsella	Vice President, Chief Compliance Officer
Jennifer A. Kobza	Vice President, Public Finance
Christine M. Neighbors	Assistant Secretary
Roger A. Ruz	Vice President, Sales Supervision
Tyler J. Schubauer	Secretary
Maria E. Sherffius	Second Vice President, Compliance
Michael E. Shoemaker	Vice President & Managing Director, Public Finance

* Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Company, LLC	$1,635,662	$0	$0	$1,369,792

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31A.	Information about Policies with Index-Linked Options and Fixed Options Subject to a Policy Adjustment

Not applicable. This is not an Index-Linked Annuity policy and is not subject to a Policy Adjustment.

Item 32.	Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 33.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 34.	Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant (certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of April, 2026.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registered Separate Account

By: /s/ Robert M. Jurgensmeier***
Director, Chair, & Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Insurance Company

By: /s/ Robert M. Jurgensmeier***
Director, Chair, & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 24, 2026.

SIGNATURE	TITLE

Robert M. Jurgensmeier***	Director, Chair, Chief Executive Officer
Susan K. Wilkinson***	President & Chief Operating Officer
L. Javier Fernandez **	Director
Ann M. Frohman *	Director
Thomas W. Knapp *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Oris R. Stuart, III *	Director
Rohit Verma *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Michele X. Wu***	Senior Vice President, Chief Financial Officer & Treasurer
Laura A. Fender *	Senior Vice President, Controller
Christine M. Neighbors *	Senior Vice President, General Counsel & Corporate Secretary

/s/ Morgan B.S. Lorenzen
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel

*	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 12, 2022.
**	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 16, 2022.
***	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of January 10, 2024.

Exhibit Index

Exhibit

(k)	Legal Opinion
(l)	Consents of Independent Auditors and Independent Registered Public Accounting Firm